UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Series International Index Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
Novartis AG (Switzerland, Pharmaceuticals)	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.2
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
SAP SE (Germany, Software)	1.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
Sanofi SA (France, Pharmaceuticals)	0.9
13.0

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	15.3
Health Care	14.5
Industrials	14.3
Consumer Staples	11.9
Consumer Discretionary	10.6
Information Technology	8.1
Materials	6.5
Communication Services	5.2
Utilities	4.0
Energy	3.6

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	25.2%
United Kingdom	13.9%
Switzerland	10.3%
France	9.7%
Germany	8.2%
Australia	6.1%
Netherlands	5.0%
Hong Kong	2.7%
United States of America*	2.6%
Other	16.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.9
Short-Term Investments and Net Other Assets (Liabilities)	(0.9)

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 6.1%
AGL Energy Ltd.	5,780	$63,436
Alumina Ltd.	21,951	24,349
AMP Ltd. (a)	30,278	27,936
APA Group unit	10,150	71,719
Aristocrat Leisure Ltd.	4,931	80,867
ASX Ltd.	1,706	89,950
Aurizon Holdings Ltd.	16,678	50,665
Australia & New Zealand Banking Group Ltd.	24,896	270,432
Bendigo & Adelaide Bank Ltd.	4,818	20,386
BHP Billiton Ltd.	25,812	526,934
BlueScope Steel Ltd.	4,547	29,678
Boral Ltd.	9,697	18,846
Brambles Ltd.	13,650	97,564
Caltex Australia Ltd.	2,117	34,083
Challenger Ltd.	4,453	14,182
Cimic Group Ltd.	887	14,120
Coca-Cola Amatil Ltd.	4,497	25,037
Cochlear Ltd.	570	67,772
Coles Group Ltd.	11,699	117,316
Commonwealth Bank of Australia	15,520	626,954
Computershare Ltd.	4,118	32,399
Crown Ltd.	2,969	19,006
CSL Ltd.	3,980	793,323
DEXUS Property Group unit	9,442	56,051
Flight Centre Travel Group Ltd.	1,229	8,710
Flight Centre Trvl Group Ltd. rights 5/1/20 (a)	233	575
Fortescue Metals Group Ltd.	12,235	93,503
Goodman Group unit	14,567	124,071
Harvey Norman Holdings Ltd.	4,053	7,272
Incitec Pivot Ltd.	13,517	20,906
Insurance Australia Group Ltd.	20,382	76,153
Lendlease Group unit	5,136	40,913
Macquarie Group Ltd.	2,966	196,477
Magellan Financial Group Ltd.	1,104	36,163
Medibank Private Ltd.	23,362	40,926
Mirvac Group unit	34,006	49,414
National Australia Bank Ltd.	2,120	23,230
National Australia Bank Ltd.	25,333	277,586
Newcrest Mining Ltd.	6,751	121,156
Orica Ltd.	3,666	42,484
Origin Energy Ltd.	15,197	54,659
Qantas Airways Ltd.	5,852	14,534
QBE Insurance Group Ltd.	12,950	70,122
Ramsay Health Care Ltd.	1,568	63,679
realestate.com.au Ltd.	437	25,005
Rio Tinto Ltd.	3,249	183,117
Santos Ltd.	15,414	49,013
Scentre Group unit	46,629	70,048
SEEK Ltd.	2,926	32,667
Sonic Healthcare Ltd.	4,044	71,418
South32 Ltd.	42,705	53,708
SP AusNet	16,234	19,799
Stockland Corp. Ltd. unit	19,932	37,012
Suncorp Group Ltd.	11,208	66,630
Sydney Airport unit	10,113	41,194
Tabcorp Holdings Ltd.	17,106	35,664
Telstra Corp. Ltd.	35,983	70,786
The GPT Group unit	17,460	47,985
TPG Telecom Ltd.	2,945	14,053
Transurban Group unit	24,049	214,391
Treasury Wine Estates Ltd.	6,534	42,976
Vicinity Centres unit	29,685	28,418
Washington H. Soul Pattinson & Co. Ltd.	1,068	12,844
Wesfarmers Ltd.	9,965	242,044
Westpac Banking Corp.	31,329	325,951
WiseTech Global Ltd.	1,364	16,243
Woodside Petroleum Ltd.	8,390	120,138
Woolworths Group Ltd.	11,062	255,996
WorleyParsons Ltd.	2,896	16,786

TOTAL AUSTRALIA		6,629,424

Austria - 0.2%
Andritz AG	631	20,744
Erste Group Bank AG	2,560	55,617
OMV AG	1,328	43,513
Raiffeisen International Bank-Holding AG	1,241	21,392
Verbund AG	566	25,654
Voestalpine AG	995	20,603

TOTAL AUSTRIA		187,523

Bailiwick of Jersey - 0.6%
Experian PLC	7,975	239,492
Ferguson PLC	1,998	144,060
Glencore Xstrata PLC	93,657	175,461
WPP PLC	11,258	87,352

TOTAL BAILIWICK OF JERSEY		646,365

Belgium - 0.9%
Ageas	1,601	57,634
Anheuser-Busch InBev SA NV	6,672	310,715
Colruyt NV	473	28,312
Galapagos Genomics NV (a)	390	86,162
Groupe Bruxelles Lambert SA	710	56,705
KBC Groep NV	2,190	118,788
Proximus	1,312	27,993
Solvay SA Class A	656	51,213
Telenet Group Holding NV	439	18,319
UCB SA	1,117	102,258
Umicore SA	1,758	76,193

TOTAL BELGIUM		934,292

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	6,000	35,640
Dairy Farm International Holdings Ltd.	3,036	14,549
Hongkong Land Holdings Ltd.	10,470	43,798
Jardine Matheson Holdings Ltd.	1,945	85,193
Jardine Strategic Holdings Ltd.	1,885	40,522
Kerry Properties Ltd.	5,500	15,191
NWS Holdings Ltd.	14,000	14,590
Yue Yuen Industrial (Holdings) Ltd.	6,000	9,571

TOTAL BERMUDA		259,054

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	2,700	27,283
BeiGene Ltd. ADR (a)	338	51,657
Budweiser Brewing Co. APAC Ltd. (b)	11,300	30,707
Cheung Kong Property Holdings Ltd.	22,500	142,172
CK Hutchison Holdings Ltd.	23,500	174,186
Melco Crown Entertainment Ltd. sponsored ADR	1,850	29,267
Sands China Ltd.	20,800	84,209
WH Group Ltd. (b)	84,000	80,115
Wharf Real Estate Investment Co. Ltd.	11,000	46,568
Wynn Macau Ltd.	14,000	24,176

TOTAL CAYMAN ISLANDS		690,340

Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	31	28,613
Series B	57	56,729
Carlsberg A/S Series B	946	119,284
Christian Hansen Holding A/S	937	80,748
Coloplast A/S Series B	1,040	164,494
Danske Bank A/S (a)	5,600	66,451
DSV A/S	1,856	191,508
Genmab A/S (a)	575	138,277
H Lundbeck A/S	597	21,752
ISS Holdings A/S	1,420	21,188
Novo Nordisk A/S Series B	15,505	989,064
Novozymes A/S Series B	1,881	92,154
ORSTED A/S (b)	1,658	167,620
Pandora A/S	850	30,196
Tryg A/S	1,069	28,306
Vestas Wind Systems A/S	1,660	142,549
William Demant Holding A/S (a)	922	22,037

TOTAL DENMARK		2,360,970

Finland - 1.2%
Elisa Corp. (A Shares)	1,245	75,639
Fortum Corp.	3,980	66,076
Kone OYJ (B Shares)	2,969	179,988
Metso Corp.	903	25,065
Neste Oyj	3,716	131,654
Nokia Corp.	49,400	178,084
Nokian Tyres PLC	1,157	24,768
Nordea Bank ABP (Stockholm Stock Exchange)	28,500	182,797
Orion Oyj (B Shares)	893	45,387
Sampo Oyj (A Shares)	3,894	129,076
Stora Enso Oyj (R Shares)	5,025	59,472
UPM-Kymmene Corp.	4,686	129,714
Wartsila Corp.	3,818	28,049

TOTAL FINLAND		1,255,769

France - 9.7%
Accor SA	1,526	42,342
Aeroports de Paris SA	255	24,982
Air Liquide SA	4,139	525,878
Alstom SA	1,690	69,322
Amundi SA (b)	514	34,134
Arkema SA	609	50,520
Atos Origin SA	881	62,812
AXA SA	16,951	301,329
bioMerieux SA	361	44,822
BNP Paribas SA	9,861	309,797
Bollore SA	7,823	20,763
Bouygues SA	1,997	61,516
Bureau Veritas SA	2,535	52,615
Capgemini SA	1,396	131,166
Carrefour SA	5,325	78,749
Casino Guichard Perrachon SA	478	17,930
CNP Assurances	1,535	15,854
Compagnie de St. Gobain	4,320	114,946
Covivio	416	26,053
Covivio rights (a)(c)	416	2,188
Credit Agricole SA	10,241	82,373
Danone SA	5,411	377,131
Dassault Aviation SA	21	17,145
Dassault Systemes SA	1,150	168,303
Edenred SA	2,145	86,432
EDF SA	5,223	41,634
Eiffage SA	676	55,337
ENGIE	16,021	173,881
Essilor International SA	2,487	308,946
Eurazeo SA	339	16,219
Eutelsat Communications	1,532	17,191
Faurecia SA	707	25,614
Gecina SA	391	51,032
Groupe Eurotunnel SA	3,807	48,519
Hermes International SCA	277	202,711
ICADE	250	19,218
Iliad SA	132	19,673
Ingenico SA	519	65,235
Ipsen SA	305	22,644
JCDecaux SA	760	15,757
Kering SA	663	337,271
Klepierre SA	1,659	33,551
L'Oreal SA	2,197	638,758
Legrand SA	2,336	156,612
LVMH Moet Hennessy Louis Vuitton SE	2,434	940,967
Michelin CGDE Series B	1,495	144,449
Natixis SA	8,254	19,547
Orange SA	17,447	211,964
Pernod Ricard SA	1,863	283,982
Peugeot Citroen SA	5,253	75,266
Publicis Groupe SA	1,932	57,031
Remy Cointreau SA	195	21,754
Renault SA	1,606	31,865
Safran SA	2,872	267,013
Sanofi SA	9,879	965,562
Sartorius Stedim Biotech	250	59,998
Schneider Electric SA	4,843	447,553
SCOR SE	1,336	37,641
SEB SA	195	23,463
Societe Generale Series A	7,115	111,628
Sodexo SA	752	59,746
SR Teleperformance SA	516	115,636
Suez Environnement SA	2,888	32,645
Thales SA	943	71,448
Total SA	21,029	746,370
Ubisoft Entertainment SA (a)	807	60,026
Valeo SA	2,178	50,528
Veolia Environnement SA	4,734	100,922
VINCI SA	4,510	369,468
Vivendi SA	7,256	156,825
Wendel SA	224	19,147
Worldline SA (a)(b)	1,206	81,912

TOTAL FRANCE		10,533,261

Germany - 7.7%
adidas AG	1,582	362,171
Allianz SE	3,656	676,605
BASF AG	8,044	411,664
Bayer AG	8,612	567,569
Bayerische Motoren Werke AG (BMW)	2,794	165,491
Beiersdorf AG	891	93,325
Brenntag AG	1,334	60,214
Carl Zeiss Meditec AG	345	34,007
Commerzbank AG	8,780	32,463
Continental AG	984	82,225
Covestro AG (b)	1,506	50,633
Daimler AG (Germany)	7,965	275,252
Delivery Hero AG (a)(b)	1,003	84,634
Deutsche Bank AG	17,195	127,719
Deutsche Borse AG	1,668	258,604
Deutsche Lufthansa AG	2,143	19,186
Deutsche Post AG	8,647	256,878
Deutsche Telekom AG	29,221	427,200
Deutsche Wohnen AG (Bearer)	3,162	128,208
E.ON AG	19,606	196,399
Evonik Industries AG	1,879	46,247
Fraport AG Frankfurt Airport Services Worldwide	355	15,577
Fresenius Medical Care AG & Co. KGaA	1,869	146,475
Fresenius SE & Co. KGaA	3,662	159,035
GEA Group AG	1,327	30,509
Hannover Reuck SE	533	84,985
HeidelbergCement AG	1,332	63,152
Henkel AG & Co. KGaA	975	76,005
Hochtief AG	213	16,748
Infineon Technologies AG	10,962	203,794
KION Group AG	566	28,104
Knorr-Bremse AG	411	38,220
Lanxess AG	716	35,277
Merck KGaA	1,145	133,129
Metro Wholesale & Food Specialist AG	1,686	14,648
MTU Aero Engines Holdings AG	467	63,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,267	278,799
Puma AG	749	47,097
RWE AG	5,121	147,255
SAP SE	8,607	1,025,157
Siemens AG	6,700	618,297
Siemens Healthineers AG (b)	1,334	58,728
Symrise AG	1,126	114,075
Telefonica Deutschland Holding AG	8,424	23,956
Thyssenkrupp AG (a)	3,638	24,239
TUI AG (GB)	4,037	16,093
Uniper SE	1,815	48,730
United Internet AG	870	29,984
Volkswagen AG	351	52,427
Vonovia SE	4,529	223,588
Wirecard AG	1,029	101,938
Zalando SE (a)(b)	1,231	60,017

TOTAL GERMANY		8,336,344

Hong Kong - 2.7%
AIA Group Ltd.	105,800	971,008
Bank of East Asia Ltd.	11,084	23,480
BOC Hong Kong (Holdings) Ltd.	32,500	99,747
CLP Holdings Ltd.	14,500	155,210
Galaxy Entertainment Group Ltd.	19,000	122,199
Hang Lung Properties Ltd.	17,000	36,367
Hang Seng Bank Ltd.	6,700	117,183
Henderson Land Development Co. Ltd.	12,700	51,760
Hong Kong & China Gas Co. Ltd.	88,700	158,968
Hong Kong Exchanges and Clearing Ltd.	10,646	341,334
Link (REIT)	18,500	164,914
MTR Corp. Ltd.	13,665	75,709
New World Development Co. Ltd.	54,000	63,798
PCCW Ltd.	37,000	22,666
Power Assets Holdings Ltd.	12,000	80,403
Sino Land Ltd.	26,083	36,452
SJM Holdings Ltd.	16,000	15,797
Sun Hung Kai Properties Ltd.	14,000	191,434
Swire Pacific Ltd. (A Shares)	4,500	29,264
Swire Properties Ltd.	10,200	28,609
Techtronic Industries Co. Ltd.	12,000	90,990
Vitasoy International Holdings Ltd.	6,000	21,399
Wheelock and Co. Ltd.	7,000	51,303

TOTAL HONG KONG		2,949,994

Ireland - 0.7%
AIB Group PLC	5,903	8,086
Bank Ireland Group PLC	9,168	18,516
CRH PLC	6,924	210,065
DCC PLC (United Kingdom)	841	59,932
James Hardie Industries PLC CDI	3,840	55,126
Kerry Group PLC Class A	1,395	160,056
Kingspan Group PLC (Ireland)	1,317	67,110
Paddy Power Betfair PLC (Ireland)	702	85,929
Smurfit Kappa Group PLC	1,944	60,970

TOTAL IRELAND		725,790

Isle of Man - 0.0%
Gaming VC Holdings SA	5,273	50,076
Israel - 0.6%
Azrieli Group	356	21,150
Bank Hapoalim BM (Reg.)	9,677	62,404
Bank Leumi le-Israel BM	13,044	70,683
Check Point Software Technologies Ltd. (a)	1,067	112,825
CyberArk Software Ltd. (a)	329	32,492
Elbit Systems Ltd. (Israel)	201	27,359
Isracard Ltd.	455	1,194
Israel Chemicals Ltd.	6,589	23,003
Israel Discount Bank Ltd. (Class A)	10,059	32,809
Mizrahi Tefahot Bank Ltd.	1,253	25,786
NICE Systems Ltd. (a)	547	91,057
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	9,591	103,007
Wix.com Ltd. (a)	411	53,763

TOTAL ISRAEL		657,532

Italy - 1.6%
Assicurazioni Generali SpA	9,660	137,776
Atlantia SpA	4,415	72,376
Davide Campari-Milano SpA	4,905	38,002
Enel SpA	71,271	486,813
Eni SpA	22,310	212,533
FinecoBank SpA	5,333	59,260
Intesa Sanpaolo SpA	130,737	204,146
Leonardo SpA	3,356	23,147
Mediobanca SpA	5,199	30,224
Moncler SpA	1,542	57,960
Pirelli & C. SpA (b)	3,346	13,032
Poste Italiane SpA (b)	4,528	38,466
Prysmian SpA	2,042	38,422
Recordati SpA	890	38,690
Snam Rete Gas SpA	18,074	80,969
Telecom Italia SpA	81,905	32,525
Terna SpA	12,500	78,353
UniCredit SpA	17,634	135,830

TOTAL ITALY		1,778,524

Japan - 25.2%
ABC-MART, Inc.	300	15,403
ACOM Co. Ltd.	3,500	14,285
Advantest Corp.	1,800	87,339
AEON Co. Ltd.	5,700	114,750
AEON Financial Service Co. Ltd.	800	8,424
AEON MALL Co. Ltd.	900	11,456
Agc, Inc.	1,600	39,456
Air Water, Inc.	1,600	21,708
Aisin Seiki Co. Ltd.	1,400	40,637
Ajinomoto Co., Inc.	3,900	69,462
Alfresa Holdings Corp.	1,600	32,174
Alps Electric Co. Ltd.	1,900	19,597
Amada Co. Ltd.	2,800	25,309
Ana Holdings, Inc.	1,000	21,250
Aozora Bank Ltd.	1,000	17,796
Asahi Group Holdings	3,200	110,033
ASAHI INTECC Co. Ltd.	1,700	45,353
Asahi Kasei Corp.	11,000	78,039
Astellas Pharma, Inc.	16,600	274,550
Bandai Namco Holdings, Inc.	1,800	89,940
Bank of Kyoto Ltd.	500	17,286
Benesse Holdings, Inc.	600	17,164
Bridgestone Corp.	5,000	155,637
Brother Industries Ltd.	1,900	32,506
Calbee, Inc.	700	21,297
Canon, Inc.	8,800	185,109
Casio Computer Co. Ltd.	1,700	26,829
Central Japan Railway Co.	1,300	204,561
Chiba Bank Ltd.	4,600	21,344
Chubu Electric Power Co., Inc.	5,700	77,087
Chugai Pharmaceutical Co. Ltd.	2,000	238,403
Chugoku Electric Power Co., Inc.	2,400	32,338
Coca-Cola West Co. Ltd.	1,000	18,124
Concordia Financial Group Ltd.	9,300	28,495
Credit Saison Co. Ltd.	1,300	14,764
CyberAgent, Inc.	900	37,787
Dai Nippon Printing Co. Ltd.	2,200	46,385
Dai-ichi Mutual Life Insurance Co.	9,400	117,803
Daicel Chemical Industries Ltd.	2,200	17,958
Daifuku Co. Ltd.	900	63,151
Daiichi Sankyo Kabushiki Kaisha	5,000	343,706
Daikin Industries Ltd.	2,200	282,328
Dainippon Sumitomo Pharma Co. Ltd.	1,340	18,540
Daito Trust Construction Co. Ltd.	600	57,671
Daiwa House Industry Co. Ltd.	5,000	126,702
Daiwa House REIT Investment Corp.	17	41,266
Daiwa Securities Group, Inc.	13,100	54,475
DENSO Corp.	3,800	133,577
Dentsu Group, Inc.	2,000	41,768
Disco Corp.	200	45,380
East Japan Railway Co.	2,600	189,852
Eisai Co. Ltd.	2,200	153,584
Electric Power Development Co. Ltd.	1,300	26,166
FamilyMart Co. Ltd.	2,300	39,003
Fanuc Corp.	1,700	277,463
Fast Retailing Co. Ltd.	500	237,124
Fuji Electric Co. Ltd.	1,100	26,238
Fujifilm Holdings Corp.	3,200	152,424
Fujitsu Ltd.	1,700	165,152
Fukuoka Financial Group, Inc.	1,400	20,001
GMO Payment Gateway, Inc.	400	35,969
Hakuhodo DY Holdings, Inc.	2,000	22,401
Hamamatsu Photonics K.K.	1,200	52,891
Hankyu Hanshin Holdings, Inc.	2,000	68,956
Hikari Tsushin, Inc.	155	30,317
Hino Motors Ltd.	2,500	14,872
Hirose Electric Co. Ltd.	300	33,183
Hisamitsu Pharmaceutical Co., Inc.	500	23,669
Hitachi Chemical Co. Ltd.	900	38,620
Hitachi Construction Machinery Co. Ltd.	900	21,116
Hitachi Ltd.	8,500	252,275
Hitachi Metals Ltd.	1,900	18,696
Honda Motor Co. Ltd.	14,300	347,264
Hoshizaki Corp.	500	38,392
Hoya Corp.	3,300	303,385
Hulic Co. Ltd.	2,500	24,973
Idemitsu Kosan Co. Ltd.	1,682	38,220
IHI Corp.	1,300	16,113
Iida Group Holdings Co. Ltd.	1,300	17,432
INPEX Corp.	9,200	59,387
Isetan Mitsukoshi Holdings Ltd.	2,900	17,642
Isuzu Motors Ltd.	5,000	37,998
Itochu Corp.	11,800	231,340
ITOCHU Techno-Solutions Corp.	800	24,600
J. Front Retailing Co. Ltd.	2,000	16,316
Japan Airlines Co. Ltd.	900	16,054
Japan Airport Terminal Co. Ltd.	400	16,494
Japan Exchange Group, Inc.	4,500	84,368
Japan Post Bank Co. Ltd.	3,500	32,582
Japan Post Holdings Co. Ltd.	13,800	110,385
Japan Post Insurance Co. Ltd.	2,000	25,756
Japan Prime Realty Investment Corp.	7	19,503
Japan Real Estate Investment Corp.	12	65,303
Japan Retail Fund Investment Corp.	22	24,272
Japan Tobacco, Inc.	10,600	197,404
JFE Holdings, Inc.	4,100	27,208
JGC Corp.	1,900	18,348
JSR Corp.	1,600	30,415
JTEKT Corp.	1,800	13,186
JX Holdings, Inc.	27,100	96,079
Kajima Corp.	3,800	39,485
Kakaku.com, Inc.	1,100	22,550
Kamigumi Co. Ltd.	900	15,960
Kansai Electric Power Co., Inc.	6,300	64,557
Kansai Paint Co. Ltd.	1,500	28,808
Kao Corp.	4,200	323,889
Kawasaki Heavy Industries Ltd.	1,300	19,643
KDDI Corp.	15,500	448,947
Keihan Electric Railway Co., Ltd.	900	40,633
Keihin Electric Express Railway Co. Ltd.	2,000	33,024
Keio Corp.	900	50,911
Keisei Electric Railway Co.	1,100	33,181
Keyence Corp.	1,600	578,037
Kikkoman Corp.	1,300	59,735
Kintetsu Group Holdings Co. Ltd.	1,500	72,124
Kirin Holdings Co. Ltd.	7,200	138,947
Kobayashi Pharmaceutical Co. Ltd.	400	37,050
Koito Manufacturing Co. Ltd.	900	34,301
Komatsu Ltd.	8,100	153,260
Konami Holdings Corp.	800	25,119
Konica Minolta, Inc.	3,900	15,092
Kose Corp.	300	37,628
Kubota Corp.	9,100	113,010
Kuraray Co. Ltd.	2,900	29,010
Kurita Water Industries Ltd.	800	22,588
Kyocera Corp.	2,800	149,605
Kyowa Hakko Kirin Co., Ltd.	2,100	48,740
Kyushu Electric Power Co., Inc.	3,200	25,435
Kyushu Railway Co.	1,400	37,872
Lawson, Inc.	500	25,952
LINE Corp. (a)	500	24,554
Lion Corp.	1,900	39,854
LIXIL Group Corp.	2,300	28,033
M3, Inc.	3,900	140,767
Makita Corp.	2,000	65,601
Marubeni Corp.	13,900	66,940
Marui Group Co. Ltd.	1,600	26,190
Maruichi Steel Tube Ltd.	500	11,336
Mazda Motor Corp.	4,800	27,136
McDonald's Holdings Co. (Japan) Ltd.	600	29,521
Mebuki Financial Group, Inc.	8,000	16,922
Medipal Holdings Corp.	1,700	33,172
Meiji Holdings Co. Ltd.	1,000	69,454
Mercari, Inc. (a)	600	15,168
Minebea Mitsumi, Inc.	3,200	52,029
Misumi Group, Inc.	2,500	60,243
Mitsubishi Chemical Holdings Corp.	11,400	64,793
Mitsubishi Corp.	11,900	252,375
Mitsubishi Electric Corp.	16,000	196,874
Mitsubishi Estate Co. Ltd.	10,400	168,253
Mitsubishi Gas Chemical Co., Inc.	1,300	16,099
Mitsubishi Heavy Industries Ltd.	2,800	71,802
Mitsubishi Materials Corp.	900	18,434
Mitsubishi Motors Corp. of Japan	5,800	16,437
Mitsubishi UFJ Financial Group, Inc.	107,900	435,916
Mitsubishi UFJ Lease& Finance Co. Ltd.	3,500	16,927
Mitsui & Co. Ltd.	14,500	202,396
Mitsui Chemicals, Inc.	1,700	33,376
Mitsui Fudosan Co. Ltd.	7,800	143,418
Mitsui OSK Lines Ltd.	900	15,610
Mizuho Financial Group, Inc.	211,600	246,391
MonotaRO Co. Ltd.	1,100	35,568
MS&AD Insurance Group Holdings, Inc.	4,200	121,002
Murata Manufacturing Co. Ltd.	5,000	281,735
Nabtesco Corp.	1,000	28,980
Nagoya Railroad Co. Ltd.	1,600	46,145
NEC Corp.	2,200	84,425
New Hampshire Foods Ltd.	700	24,847
Nexon Co. Ltd.	4,300	69,880
NGK Insulators Ltd.	2,300	30,090
NGK Spark Plug Co. Ltd.	1,300	19,649
Nidec Corp.	3,900	227,035
Nikon Corp.	2,800	26,045
Nintendo Co. Ltd.	1,000	412,924
Nippon Building Fund, Inc.	12	71,900
Nippon Express Co. Ltd.	700	34,189
Nippon Paint Holdings Co. Ltd.	1,300	75,227
Nippon Prologis REIT, Inc.	17	46,827
Nippon Shinyaku Co. Ltd.	400	28,216
Nippon Steel & Sumitomo Metal Corp.	7,200	60,578
Nippon Telegraph & Telephone Corp.	11,300	257,342
Nippon Yusen KK	1,300	17,113
Nissan Chemical Corp.	1,100	42,206
Nissan Motor Co. Ltd.	20,700	70,458
Nisshin Seifun Group, Inc.	1,800	27,969
Nissin Food Holdings Co. Ltd.	600	49,425
Nitori Holdings Co. Ltd.	700	107,758
Nitto Denko Corp.	1,400	69,935
NKSJ Holdings, Inc.	2,900	94,063
Nomura Holdings, Inc.	29,200	121,169
Nomura Real Estate Holdings, Inc.	1,000	16,512
Nomura Real Estate Master Fund, Inc.	37	42,615
Nomura Research Institute Ltd.	2,900	71,179
NSK Ltd.	3,100	21,457
NTT Data Corp.	5,400	55,103
NTT DOCOMO, Inc.	11,700	344,813
Obayashi Corp.	5,900	51,570
OBIC Co. Ltd.	600	90,686
Odakyu Electric Railway Co. Ltd.	2,600	57,336
Oji Holdings Corp.	7,300	37,066
Olympus Corp.	10,200	161,842
OMRON Corp.	1,600	93,976
Ono Pharmaceutical Co. Ltd.	3,200	77,260
Oracle Corp. Japan	300	31,086
Oriental Land Co. Ltd.	1,800	229,455
ORIX Corp.	11,700	140,533
ORIX JREIT, Inc.	22	26,589
Osaka Gas Co. Ltd.	3,200	59,590
Otsuka Corp.	900	40,633
Otsuka Holdings Co. Ltd.	3,400	133,634
Pan Pacific International Hold	3,800	73,723
Panasonic Corp.	19,400	147,886
Park24 Co. Ltd.	1,100	17,712
PeptiDream, Inc. (a)	800	30,191
Persol Holdings Co., Ltd.	1,600	18,801
Pigeon Corp.	1,000	35,736
Pola Orbis Holdings, Inc.	900	16,085
Rakuten, Inc.	7,400	62,746
Recruit Holdings Co. Ltd.	11,900	347,137
Renesas Electronics Corp. (a)	6,500	35,130
Resona Holdings, Inc.	18,000	56,215
Ricoh Co. Ltd.	6,100	41,581
Rinnai Corp.	300	22,839
ROHM Co. Ltd.	800	51,139
Ryohin Keikaku Co. Ltd.	2,100	24,993
Sankyo Co. Ltd. (Gunma)	400	11,070
Santen Pharmaceutical Co. Ltd.	3,200	56,775
SBI Holdings, Inc. Japan	2,000	37,851
Secom Co. Ltd.	1,800	149,795
Sega Sammy Holdings, Inc.	1,500	18,325
Seibu Holdings, Inc.	1,900	22,928
Seiko Epson Corp.	2,400	27,253
Sekisui Chemical Co. Ltd.	3,200	40,852
Sekisui House Ltd.	5,500	94,351
Seven & i Holdings Co. Ltd.	6,600	218,573
Seven Bank Ltd.	5,300	14,421
SG Holdings Co. Ltd.	1,200	33,457
Sharp Corp.	2,000	22,345
Shimadzu Corp.	1,900	47,538
Shimamura Co. Ltd.	200	12,673
SHIMANO, Inc.	600	88,413
SHIMIZU Corp.	5,000	38,400
Shin-Etsu Chemical Co. Ltd.	3,100	341,936
Shinsei Bank Ltd.	1,700	20,507
Shionogi & Co. Ltd.	2,400	132,546
Shiseido Co. Ltd.	3,500	205,776
Shizuoka Bank Ltd.	3,800	23,071
Showa Denko K.K.	1,200	26,266
SMC Corp.	500	228,300
SoftBank Corp.	14,700	200,539
SoftBank Group Corp.	13,700	587,218
Sohgo Security Services Co., Ltd.	600	28,906
Sony Corp.	11,200	720,766
Sony Financial Holdings, Inc.	1,300	24,644
Square Enix Holdings Co. Ltd.	800	32,838
Stanley Electric Co. Ltd.	1,100	25,369
Subaru Corp.	5,400	108,078
Sumco Corp.	2,200	31,322
Sumitomo Chemical Co. Ltd.	12,500	38,340
Sumitomo Corp.	10,500	118,778
Sumitomo Electric Industries Ltd.	6,700	68,933
Sumitomo Heavy Industries Ltd.	900	18,967
Sumitomo Metal Mining Co. Ltd.	2,000	49,846
Sumitomo Mitsui Financial Group, Inc.	11,400	299,788
Sumitomo Mitsui Trust Holdings, Inc.	2,800	81,527
Sumitomo Realty & Development Co. Ltd.	2,900	77,669
Sumitomo Rubber Industries Ltd.	1,500	14,718
Sundrug Co. Ltd.	600	20,659
Suntory Beverage & Food Ltd.	1,200	45,343
Suzuken Co. Ltd.	600	23,259
Suzuki Motor Corp.	3,200	102,129
Sysmex Corp.	1,500	103,993
T&D Holdings, Inc.	4,600	39,761
Taiheiyo Cement Corp.	1,000	19,631
Taisei Corp.	1,800	56,110
Taisho Pharmaceutical Holdings Co. Ltd.	360	22,577
Taiyo Nippon Sanso Corp.	1,200	18,808
Takeda Pharmaceutical Co. Ltd.	13,141	473,884
TDK Corp.	1,100	94,828
Teijin Ltd.	1,500	23,922
Terumo Corp.	5,700	189,141
THK Co. Ltd.	1,000	24,293
Tobu Railway Co. Ltd.	1,700	57,664
Toho Co. Ltd.	1,000	32,748
Toho Gas Co. Ltd.	700	34,310
Tohoku Electric Power Co., Inc.	3,800	35,870
Tokio Marine Holdings, Inc.	5,600	262,728
Tokyo Century Corp.	400	13,735
Tokyo Electric Power Co., Inc. (a)	13,600	45,782
Tokyo Electron Ltd.	1,400	298,173
Tokyo Gas Co. Ltd.	3,300	72,422
Tokyu Corp.	4,400	66,229
Tokyu Fudosan Holdings Corp.	5,400	26,418
Toppan Printing Co. Ltd.	2,400	35,652
Toray Industries, Inc.	11,800	54,100
Toshiba Corp.	3,400	85,131
Tosoh Corp.	2,200	26,888
Toto Ltd.	1,200	41,769
Toyo Seikan Group Holdings Ltd.	1,200	12,174
Toyo Suisan Kaisha Ltd.	800	38,466
Toyoda Gosei Co. Ltd.	500	9,384
Toyota Industries Corp.	1,300	65,778
Toyota Motor Corp.	20,000	1,236,537
Toyota Tsusho Corp.	1,800	42,848
Trend Micro, Inc.	1,100	55,805
Tsuruha Holdings, Inc.	300	40,199
Unicharm Corp.	3,500	128,826
United Urban Investment Corp.	25	25,346
USS Co. Ltd.	2,000	31,869
Welcia Holdings Co. Ltd.	400	28,924
West Japan Railway Co.	1,400	86,517
Yahoo! Japan Corp.	23,400	90,308
Yakult Honsha Co. Ltd.	1,100	64,269
Yamada Denki Co. Ltd.	5,600	26,718
Yamaha Corp.	1,300	52,475
Yamaha Motor Co. Ltd.	2,400	30,878
Yamato Holdings Co. Ltd.	2,800	48,870
Yamazaki Baking Co. Ltd.	1,000	17,696
Yaskawa Electric Corp.	2,100	68,470
Yokogawa Electric Corp.	1,900	25,898
Yokohama Rubber Co. Ltd.	900	11,447
Zozo, Inc.	1,000	16,214

TOTAL JAPAN		27,330,997

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	5,950	65,216
Aroundtown SA	10,597	57,018
Eurofins Scientific SA	103	57,001
Millicom International Cellular SA (depository receipt)	847	22,010
SES SA (France) (depositary receipt)	3,271	21,851
Tenaris SA	4,096	28,341

TOTAL LUXEMBOURG		251,437

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	24,500	25,348
HKT Trust/HKT Ltd. unit	34,000	54,867

TOTAL MULTI-NATIONAL		80,215

Netherlands - 5.0%
ABN AMRO Group NV GDR (b)	3,866	29,656
Adyen BV (a)(b)	90	88,882
AEGON NV	16,169	41,824
AerCap Holdings NV (a)	1,058	29,751
Airbus Group NV	5,118	324,064
Akzo Nobel NV	1,774	134,629
Altice Europe NV Class A (a)	5,550	22,108
ASML Holding NV (Netherlands)	3,729	1,089,187
CNH Industrial NV	9,132	57,162
EXOR NV	932	50,954
Ferrari NV	1,054	165,631
Fiat Chrysler Automobiles NV (Italy)	9,756	85,700
Heineken Holding NV	1,025	79,863
Heineken NV (Bearer)	2,281	194,022
ING Groep NV (Certificaten Van Aandelen)	34,179	191,498
Koninklijke Ahold Delhaize NV	9,635	233,941
Koninklijke DSM NV	1,587	194,506
Koninklijke KPN NV	31,644	72,887
Koninklijke Philips Electronics NV	7,928	345,601
NN Group NV	2,662	77,005
NXP Semiconductors NV	2,452	244,146
Prosus NV (a)	4,270	323,713
QIAGEN NV (Germany) (a)	1,998	83,201
Randstad NV	997	40,021
STMicroelectronics NV (France)	5,993	154,329
Takeaway.com Holding BV (a)(b)	990	100,917
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,230	72,409
Unilever NV	12,855	640,170
Vopak NV	608	35,059
Wolters Kluwer NV	2,394	176,087

TOTAL NETHERLANDS		5,378,923

New Zealand - 0.3%
Auckland International Airport Ltd.	10,661	39,369
Fisher & Paykel Healthcare Corp.	5,046	84,302
Fletcher Building Ltd.	7,299	16,353
Mercury Nz Ltd.	6,020	16,735
Meridian Energy Ltd.	11,162	30,413
Ryman Healthcare Group Ltd.	3,278	23,913
Spark New Zealand Ltd.	15,639	42,324
The a2 Milk Co. Ltd. (a)	6,606	78,624

TOTAL NEW ZEALAND		332,033

Norway - 0.6%
Aker Bp ASA	915	15,192
DNB ASA	8,316	100,814
Equinor ASA	8,762	122,685
Gjensidige Forsikring ASA	1,742	30,776
Marine Harvest ASA	3,934	67,390
Norsk Hydro ASA	11,582	29,382
Orkla ASA	6,770	61,283
Schibsted ASA (B Shares)	859	16,694
Telenor ASA	6,336	97,188
Yara International ASA	1,558	53,119

TOTAL NORWAY		594,523

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	16,240	31,871
Portugal - 0.2%
Energias de Portugal SA	22,510	94,970
Galp Energia SGPS SA Class B	4,335	50,031
Jeronimo Martins SGPS SA	2,274	38,414

TOTAL PORTUGAL		183,415

Singapore - 1.2%
Ascendas Real Estate Investment Trust	24,912	52,098
CapitaCommercial Trust (REIT)	23,500	26,704
CapitaLand Ltd.	23,600	50,074
CapitaMall Trust	24,100	32,065
City Developments Ltd.	3,700	20,682
ComfortDelgro Corp. Ltd.	19,500	22,734
DBS Group Holdings Ltd.	15,700	221,042
Genting Singapore Ltd.	54,300	30,129
Jardine Cycle & Carriage Ltd.	900	12,796
Keppel Corp. Ltd.	12,900	54,460
Mapletree Commercial Trust	18,800	25,887
Oversea-Chinese Banking Corp. Ltd.	28,934	184,608
Sembcorp Industries Ltd.	9,800	11,227
Singapore Airlines Ltd.	4,500	19,459
Singapore Airport Terminal Service Ltd.	6,000	13,901
Singapore Exchange Ltd.	6,800	46,370
Singapore Press Holdings Ltd.	14,400	15,464
Singapore Technologies Engineering Ltd.	13,400	32,451
Singapore Telecommunications Ltd.	71,400	142,674
Suntec (REIT)	17,000	16,791
United Overseas Bank Ltd.	11,000	157,180
UOL Group Ltd.	3,900	18,758
Venture Corp. Ltd.	2,300	25,704
Wilmar International Ltd.	17,700	44,574
Yangzijiang Shipbuilding Holdings Ltd.	21,700	15,047

TOTAL SINGAPORE		1,292,879

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	2,214	55,364
Aena Sme SA (b)	603	76,322
Amadeus IT Holding SA Class A	3,776	181,738
Banco Bilbao Vizcaya Argentaria SA	58,346	190,720
Banco de Sabadell SA	46,424	19,235
Banco Santander SA (Spain)	145,460	324,782
Bankia SA	11,520	11,725
Bankinter SA	5,930	24,460
CaixaBank SA	32,060	57,653
Cellnex Telecom SA (b)	2,193	114,873
Enagas SA	2,214	51,654
Endesa SA	2,859	63,444
Ferrovial SA	4,282	106,987
Gas Natural SDG SA	2,573	45,424
Grifols SA	2,616	89,041
Iberdrola SA	53,795	535,141
Inditex SA	9,542	244,394
MAPFRE SA (Reg.)	9,432	17,272
Red Electrica Corporacion SA	3,865	68,031
Repsol SA	12,400	112,553
Siemens Gamesa Renewable Energy SA	2,179	32,403
Telefonica SA	40,885	186,946

TOTAL SPAIN		2,610,162

Sweden - 2.5%
Alfa Laval AB	2,719	50,810
ASSA ABLOY AB (B Shares)	8,799	157,519
Atlas Copco AB:
(A Shares)	5,918	203,961
(B Shares)	3,374	104,364
Boliden AB	2,439	49,164
Electrolux AB (B Shares)	1,909	26,103
Epiroc AB:
Class A	5,717	57,214
Class B	3,230	31,868
Ericsson (B Shares)	26,857	229,444
Essity AB Class B	5,336	172,851
H&M Hennes & Mauritz AB (B Shares)	7,105	97,122
Hexagon AB (B Shares)	2,312	113,454
Husqvarna AB (B Shares)	3,940	23,708
ICA Gruppen AB	779	34,085
Industrivarden AB (C Shares)	1,454	29,753
Investor AB (B Shares)	4,006	199,091
Kinnevik AB (B Shares)	2,038	41,887
Lundbergfoeretagen AB	631	26,494
Lundin Petroleum AB	1,573	40,472
Sandvik AB	9,889	152,127
Securitas AB (B Shares)	2,685	31,769
Skandinaviska Enskilda Banken AB (A Shares)	14,354	118,169
Skanska AB (B Shares)	2,936	55,860
SKF AB (B Shares)	3,346	52,812
Svenska Handelsbanken AB (A Shares)	13,671	124,780
Swedbank AB (A Shares)	7,970	94,318
Swedish Match Co. AB	1,500	92,695
Tele2 AB (B Shares)	4,293	55,357
Telia Co. AB	24,202	84,150
Volvo AB (B Shares)	13,025	166,910

TOTAL SWEDEN		2,718,311

Switzerland - 10.3%
ABB Ltd. (Reg.)	16,152	306,602
Adecco SA (Reg.)	1,391	60,871
Alcon, Inc. (Switzerland) (a)	3,643	192,255
Baloise Holdings AG	440	65,869
Barry Callebaut AG	27	52,923
Clariant AG (Reg.)	1,843	34,111
Coca-Cola HBC AG	1,784	45,276
Compagnie Financiere Richemont SA Series A	4,583	260,009
Credit Suisse Group AG	22,422	204,727
Dufry AG	378	12,308
Ems-Chemie Holding AG	72	46,657
Galenica AG	409	61,461
Geberit AG (Reg.)	326	146,274
Givaudan SA	81	271,301
Julius Baer Group Ltd.	1,989	78,118
Kuehne & Nagel International AG	485	69,365
LafargeHolcim Ltd. (Reg.)	4,355	180,652
Lindt & Spruengli AG	1	83,709
Lindt & Spruengli AG (participation certificate)	5	38,980
Lonza Group AG	652	284,644
Nestle SA (Reg. S)	26,074	2,761,498
Novartis AG	18,815	1,605,643
Pargesa Holding SA	347	24,679
Partners Group Holding AG	165	129,880
Roche Holding AG (participation certificate)	6,154	2,131,114
Schindler Holding AG:
(participation certificate)	339	75,333
(Reg.)	195	41,818
SGS SA (Reg.)	53	119,974
Sika AG	1,119	185,138
Sonova Holding AG Class B	488	88,121
Straumann Holding AG	90	68,289
Swatch Group AG (Bearer)	250	50,165
Swatch Group AG (Bearer) (Reg.)	503	19,583
Swiss Life Holding AG	297	105,200
Swiss Prime Site AG	683	64,886
Swiss Re Ltd.	2,587	187,988
Swisscom AG	227	118,009
Temenos Group AG	583	75,861
UBS Group AG	33,808	362,160
Zurich Insurance Group Ltd.	1,313	416,292

TOTAL SWITZERLAND		11,127,743

United Kingdom - 13.9%
3i Group PLC	8,609	85,009
Admiral Group PLC	1,703	49,977
Anglo American PLC (United Kingdom)	9,036	161,062
Antofagasta PLC	3,287	33,658
Ashtead Group PLC	4,004	109,686
Associated British Foods PLC	3,078	73,367
AstraZeneca PLC (United Kingdom)	11,494	1,202,182
Auto Trader Group PLC (b)	7,778	44,774
Aveva Group PLC	527	23,696
Aviva PLC	34,568	104,538
BAE Systems PLC	28,181	179,751
Barclays PLC	151,729	202,604
Barratt Developments PLC	8,655	56,576
Berkeley Group Holdings PLC	1,038	54,687
BHP Billiton PLC	18,496	310,455
BP PLC	177,656	700,039
British American Tobacco PLC (United Kingdom)	20,100	774,739
British Land Co. PLC	8,057	41,101
BT Group PLC	73,589	107,561
Bunzl PLC	2,963	64,469
Burberry Group PLC	3,648	63,342
Carnival PLC	1,421	19,582
Centrica PLC	48,616	24,316
Coca-Cola European Partners PLC	2,013	79,795
Compass Group PLC	13,948	234,709
Croda International PLC	1,105	67,945
Diageo PLC	20,565	708,050
Direct Line Insurance Group PLC	11,675	40,070
easyJet PLC	1,411	10,720
Evraz PLC	3,984	13,307
G4S PLC (United Kingdom)	12,227	16,817
GlaxoSmithKline PLC	43,712	911,946
Halma PLC	3,356	88,342
Hargreaves Lansdown PLC	2,819	51,145
HSBC Holdings PLC (United Kingdom)	177,985	914,836
Imperial Brands PLC	8,299	175,499
Informa PLC	11,075	61,177
InterContinental Hotel Group PLC	1,539	70,106
Intertek Group PLC	1,385	82,859
ITV PLC	30,261	29,157
J Sainsbury PLC	15,069	37,598
John David Group PLC	3,820	25,471
Johnson Matthey PLC	1,730	43,415
Kingfisher PLC	17,869	35,448
Land Securities Group PLC	6,031	50,286
Legal & General Group PLC	52,359	134,926
Lloyds Banking Group PLC	614,679	248,704
London Stock Exchange Group PLC	2,761	259,281
M&G PLC	22,283	37,117
Marks & Spencer Group PLC	16,237	18,917
Meggitt PLC	6,573	23,122
Melrose Industries PLC	41,982	52,760
Micro Focus International PLC	2,637	15,634
Mondi PLC	4,321	76,736
National Grid PLC	30,469	358,352
Next PLC	1,192	70,953
NMC Health PLC	941	320
Ocado Group PLC (a)	3,991	80,653
Pearson PLC	7,071	40,776
Persimmon PLC	2,738	76,040
Prudential PLC	22,791	321,522
Reckitt Benckiser Group PLC	6,214	517,625
RELX PLC (London Stock Exchange)	16,986	384,341
Rentokil Initial PLC	15,929	94,771
Rio Tinto PLC	9,857	457,549
Rolls-Royce Holdings PLC	15,642	64,742
Royal Bank of Scotland Group PLC	41,549	57,966
Royal Dutch Shell PLC:
Class A (United Kingdom)	36,629	603,070
Class B (United Kingdom)	32,719	523,787
RSA Insurance Group PLC	8,948	40,707
Sage Group PLC	9,570	77,142
Schroders PLC	1,056	35,299
Scottish & Southern Energy PLC	9,093	142,627
Segro PLC	9,695	101,301
Severn Trent PLC	2,104	63,335
Smith & Nephew PLC	7,686	150,408
Smiths Group PLC	3,428	53,559
Spirax-Sarco Engineering PLC	658	72,333
St. James's Place Capital PLC	4,741	50,840
Standard Chartered PLC (United Kingdom)	23,835	122,332
Standard Life PLC	21,060	58,647
Taylor Wimpey PLC	28,138	52,114
Tesco PLC	85,791	253,754
The Weir Group PLC	2,333	28,050
Unilever PLC	9,716	500,298
United Utilities Group PLC	6,110	69,429
Vodafone Group PLC	234,637	330,997
Whitbread PLC	1,199	45,002
WM Morrison Supermarkets PLC	21,677	49,963

TOTAL UNITED KINGDOM		15,053,670

TOTAL COMMON STOCKS
(Cost $119,522,794)		104,981,437

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	620	29,365
Fuchs Petrolub AG	638	24,739
Henkel AG & Co. KGaA	1,515	134,544
Porsche Automobil Holding SE (Germany)	1,372	69,277
Sartorius AG (non-vtg.)	314	88,364
Volkswagen AG	1,552	218,071

TOTAL GERMANY		564,360

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	51,049	20,329
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $651,735)		584,689

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.16% (d)
(Cost $3,582,617)	3,581,812	3,582,887
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $123,757,146)		109,149,013
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(811,657)
NET ASSETS - 100%		$108,337,356

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	46	June 2020	$3,768,090	$471,078	$471,078

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $30,218,525.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,155,422 or 1.1% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,619
Fidelity Securities Lending Cash Central Fund	4
Total	$16,623

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,768,617	$1,072,619	$4,695,998	$--
Consumer Discretionary	11,942,577	3,869,240	8,073,337	--
Consumer Staples	13,137,651	2,734,201	10,403,450	--
Energy	3,878,379	348,103	3,530,276	--
Financials	17,102,054	4,925,942	12,176,112	--
Health Care	15,508,113	4,467,046	11,041,067	--
Industrials	15,009,842	4,414,812	10,595,030	--
Information Technology	8,165,103	2,937,699	5,227,404	--
Materials	7,251,605	2,234,785	5,016,820	--
Real Estate	3,507,283	1,325,121	2,182,162	--
Utilities	4,294,902	1,763,544	2,531,358	--
Money Market Funds	3,582,887	3,582,887	--	--
Total Investments in Securities:	$109,149,013	$33,675,999	$75,473,014	$--
Derivative Instruments:
Assets
Futures Contracts	$471,078	$471,078	$--	$--
Total Assets	$471,078	$471,078	$--	$--
Total Derivative Instruments:	$471,078	$471,078	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$471,078	$0
Total Equity Risk	471,078	0
Total Value of Derivatives	$471,078	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $120,174,529)	$105,566,126
Fidelity Central Funds (cost $3,582,617)	3,582,887
Total Investment in Securities (cost $123,757,146)		$109,149,013
Segregated cash with brokers for derivative instruments		526,400
Foreign currency held at value (cost $6,582)		6,707
Receivable for fund shares sold		92,455
Dividends receivable		536,808
Distributions receivable from Fidelity Central Funds		479
Receivable from investment adviser for expense reductions		15,392
Total assets		110,327,254
Liabilities
Payable for investments purchased
Regular delivery	$4,999
Delayed delivery	2,188
Payable for fund shares redeemed	1,844,137
Payable for daily variation margin on futures contracts	97,031
Other payables and accrued expenses	41,543
Total liabilities		1,989,898
Net Assets		$108,337,356
Net Assets consist of:
Paid in capital		$123,531,789
Total accumulated earnings (loss)		(15,194,433)
Net Assets		$108,337,356
Net Asset Value, offering price and redemption price per share ($108,337,356 ÷ 12,412,725 shares)		$8.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$1,501,919
Interest		947
Income from Fidelity Central Funds (including $4 from security lending)		16,623
Income before foreign taxes withheld		1,519,489
Less foreign taxes withheld		(150,214)
Total income		1,369,275
Expenses
Custodian fees and expenses	$64,212
Independent trustees' fees and expenses	311
Miscellaneous	910
Total expenses before reductions	65,433
Expense reductions	(56,633)
Total expenses after reductions		8,800
Net investment income (loss)		1,360,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(127,671)
Fidelity Central Funds	30
Foreign currency transactions	(18,904)
Futures contracts	(1,564,951)
Total net realized gain (loss)		(1,711,496)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17,884,412)
Fidelity Central Funds	270
Assets and liabilities in foreign currencies	2,292
Futures contracts	436,360
Total change in net unrealized appreciation (depreciation)		(17,445,490)
Net gain (loss)		(19,156,986)
Net increase (decrease) in net assets resulting from operations		$(17,796,511)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,360,475	$1,720,804
Net realized gain (loss)	(1,711,496)	(318,609)
Change in net unrealized appreciation (depreciation)	(17,445,490)	3,931,618
Net increase (decrease) in net assets resulting from operations	(17,796,511)	5,333,813
Distributions to shareholders	(2,090,585)	(56,298)
Share transactions
Proceeds from sales of shares	33,470,124	90,340,890
Reinvestment of distributions	2,090,585	56,298
Cost of shares redeemed	(9,925,183)	(2,715,675)
Net increase (decrease) in net assets resulting from share transactions	25,635,526	87,681,513
Total increase (decrease) in net assets	5,748,430	92,959,028
Net Assets
Beginning of period	102,588,926	9,629,898
End of period	$108,337,356	$102,588,926
Other Information
Shares
Sold	3,408,395	9,096,286
Issued in reinvestment of distributions	201,018	6,180
Redeemed	(1,048,988)	(271,449)
Net increase (decrease)	2,560,425	8,831,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$9.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.33	.05
Net realized and unrealized gain (loss)	(1.59)	.71	(.62)
Total from investment operations	(1.47)	1.04	(.57)
Distributions from net investment income	(.20)	(.06)	–
Distributions from net realized gain	(.01)	–	–
Total distributions	(.21)	(.06)	–
Net asset value, end of period	$8.73	$10.41	$9.43
Total ReturnC,D	(14.46)%	11.06%	(5.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.24%	1.18%G
Expenses net of fee waivers, if any	.02%G	.01%	.01%G
Expenses net of all reductions	.02%G	.01%	.01%G
Net investment income (loss)	2.51%G	3.33%	2.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$108,337	$102,589	$9,630
Portfolio turnover rateH	2%G	2%	1%I

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,750,401
Gross unrealized depreciation	(20,105,043)
Net unrealized appreciation (depreciation)	$(14,354,642)
Tax cost	$123,974,733

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(87,926)
Long-term	(77,562)
Total capital loss carryforward	$(165,488)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	27,472,858	1,017,749

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series International Index Fund	$132

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $56,633.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.02%	$1,000.00	$855.40	$.09
Hypothetical-C		$1,000.00	$1,024.76	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through February 28, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable..

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IIF-SANN-0620
1.9891250.101

Fidelity ZERO℠ Extended Market Index Fund

Fidelity ZERO℠ International Index Fund

Fidelity ZERO℠ Large Cap Index Fund

Fidelity ZERO℠ Total Market Index Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity ZERO℠ Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO℠ Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity ZERO℠ Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Teladoc Health, Inc.	0.4
Catalent, Inc.	0.3
Masimo Corp.	0.3
Molina Healthcare, Inc.	0.3
Moderna, Inc.	0.3
Gardner Denver Holdings, Inc.	0.3
Cable One, Inc.	0.3
C.H. Robinson Worldwide, Inc.	0.3
Bio-Rad Laboratories, Inc. Class A	0.3
Cognex Corp.	0.3
3.1

Top Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	16.0
Health Care	15.6
Industrials	15.2
Financials	14.5
Consumer Discretionary	12.0
Real Estate	8.4
Materials	5.1
Consumer Staples	3.6
Communication Services	3.5
Utilities	3.0

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.5%

Fidelity ZERO℠ Extended Market Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	1,468	$91,192
Bandwidth, Inc. (a)(b)	2,210	180,248
Cincinnati Bell, Inc. (a)	6,771	99,195
Cogent Communications Group, Inc.	5,642	472,969
Consolidated Communications Holdings, Inc.	10,026	62,863
GCI Liberty, Inc. (a)	12,875	783,186
Intelsat SA (a)(b)	8,492	10,615
Iridium Communications, Inc. (a)	12,981	292,137
ORBCOMM, Inc. (a)	10,314	27,229
PDVWireless, Inc. (a)	1,527	80,168
Vonage Holdings Corp. (a)	30,525	255,189
		2,354,991
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	6,713	33,028
Cinemark Holdings, Inc.	14,368	205,175
Glu Mobile, Inc. (a)	15,661	122,156
Lions Gate Entertainment Corp.:
Class A (a)(b)	9,539	68,108
Class B (a)	12,572	83,981
Madison Square Garden Entertainment Corp. (a)	2,345	193,932
Marcus Corp.	2,998	43,591
Rosetta Stone, Inc. (a)	3,142	53,665
Sciplay Corp. (A Shares)	3,150	33,233
The Madison Square Garden Co. (a)	2,345	401,745
World Wrestling Entertainment, Inc. Class A (b)	6,454	287,009
Zynga, Inc. (a)	127,917	964,494
		2,490,117
Interactive Media & Services - 0.6%
ANGI Homeservices, Inc. Class A (a)(b)	9,098	61,639
CarGurus, Inc. Class A (a)(b)	9,605	219,762
Cars.com, Inc. (a)	8,675	44,937
Eventbrite, Inc. (a)	4,711	42,964
EverQuote, Inc. Class A (a)(b)	1,386	54,012
Liberty TripAdvisor Holdings, Inc. (a)	9,163	21,533
Match Group, Inc. (a)(b)	7,301	561,885
MeetMe, Inc. (a)	8,568	52,865
Pinterest, Inc. Class A	13,850	286,141
QuinStreet, Inc. (a)	5,979	60,747
TripAdvisor, Inc.	14,172	283,015
TrueCar, Inc. (a)	12,476	31,939
Yelp, Inc. (a)	8,636	193,015
Zillow Group, Inc.:
Class A (a)	6,201	269,992
Class C (a)(b)	15,498	681,292
		2,865,738
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	41,798	1,085,494
AMC Networks, Inc. Class A (a)	6,012	143,386
Cable One, Inc.	679	1,298,832
Cardlytics, Inc. (a)	2,686	120,736
Central European Media Enterprises Ltd. Class A (a)	12,421	48,318
Clear Channel Outdoor Holdings, Inc. (a)	46,572	44,933
comScore, Inc. (a)	6,176	17,849
Cumulus Media, Inc. (a)	1,847	8,182
E.W. Scripps Co. Class A	7,354	59,347
Entercom Communications Corp. Class A	15,346	18,722
Gray Television, Inc. (a)	11,560	134,212
Interpublic Group of Companies, Inc.	52,264	887,443
John Wiley & Sons, Inc. Class A	5,886	221,019
Liberty Latin America Ltd.:
Class A (a)	4,608	49,306
Class C (a)	16,934	175,098
Loral Space & Communications Ltd.	1,921	42,262
Meredith Corp. (b)	5,490	81,417
MSG Network, Inc. Class A (a)(b)	6,071	72,123
National CineMedia, Inc.	8,095	26,714
New Media Investment Group, Inc. (b)	15,999	18,079
News Corp.:
Class A	51,639	511,742
Class B	17,016	173,904
Nexstar Broadcasting Group, Inc. Class A	6,294	440,832
Scholastic Corp.	4,273	124,216
Sinclair Broadcast Group, Inc. Class A	9,137	161,268
Sirius XM Holdings, Inc.	185,001	1,093,356
TechTarget, Inc. (a)	3,002	70,007
Tegna, Inc.	29,415	315,329
The New York Times Co. Class A	19,339	628,904
WideOpenWest, Inc. (a)	3,351	19,838
		8,092,868
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	5,987	83,459
Gogo, Inc. (a)(b)	6,829	11,131
NII Holdings, Inc. (a)(c)	10,174	22,078
Shenandoah Telecommunications Co.	6,294	336,792
Telephone & Data Systems, Inc.	13,232	259,612
U.S. Cellular Corp. (a)	2,020	64,297
		777,369

TOTAL COMMUNICATION SERVICES		16,581,083

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.2%
Adient PLC (a)	11,894	178,172
American Axle & Manufacturing Holdings, Inc. (a)	15,665	67,673
Autoliv, Inc.	10,576	634,772
BorgWarner, Inc.	27,807	794,446
Cooper Tire & Rubber Co.	6,774	143,541
Cooper-Standard Holding, Inc. (a)	2,400	30,840
Dana, Inc.	19,560	224,940
Delphi Technologies PLC (a)	11,420	114,086
Dorman Products, Inc. (a)	3,915	246,958
Fox Factory Holding Corp. (a)	5,165	263,467
Garrett Motion, Inc. (a)	9,598	52,309
Gentex Corp.	34,161	828,063
Gentherm, Inc. (a)	4,491	168,143
LCI Industries (b)	3,386	293,634
Lear Corp.	7,403	722,903
Modine Manufacturing Co. (a)	6,465	29,933
Motorcar Parts of America, Inc. (a)(b)	2,370	33,725
Standard Motor Products, Inc.	2,751	111,938
Stoneridge, Inc. (a)	3,927	78,658
Tenneco, Inc. (a)(b)	7,447	38,650
The Goodyear Tire & Rubber Co.	31,620	226,715
Veoneer, Inc. (a)(b)	13,762	134,592
Visteon Corp. (a)(b)	3,785	228,236
Workhorse Group, Inc. (a)(b)	6,969	20,419
		5,666,813
Automobiles - 0.3%
Harley-Davidson, Inc.	20,982	458,037
Thor Industries, Inc. (b)	7,560	500,472
Winnebago Industries, Inc.	4,540	201,440
		1,159,949
Distributors - 0.3%
Core-Mark Holding Co., Inc.	6,176	177,498
Funko, Inc. (a)(b)	2,307	9,874
Pool Corp.	5,400	1,142,964
		1,330,336
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	7,254	230,460
American Public Education, Inc. (a)	2,084	53,705
Bright Horizons Family Solutions, Inc. (a)	7,873	916,811
Career Education Corp. (a)	9,454	122,902
Carriage Services, Inc.	2,114	31,752
Chegg, Inc. (a)(b)	15,558	665,105
Collectors Universe, Inc.	965	21,201
Frontdoor, Inc. (a)	11,437	442,726
Graham Holdings Co.	583	227,376
Grand Canyon Education, Inc. (a)	6,549	563,345
H&R Block, Inc.	26,581	442,574
Houghton Mifflin Harcourt Co. (a)	13,224	21,158
K12, Inc. (a)	5,190	117,865
Laureate Education, Inc. Class A (a)	14,567	137,949
OneSpaWorld Holdings Ltd. (b)	4,325	28,156
Regis Corp. (a)(b)	3,156	39,198
Select Interior Concepts, Inc. (a)	2,479	7,933
Service Corp. International	24,711	907,882
ServiceMaster Global Holdings, Inc. (a)	18,253	621,515
Strategic Education, Inc.	2,958	471,209
Weight Watchers International, Inc. (a)	6,262	159,744
		6,230,566
Hotels, Restaurants & Leisure - 2.2%
Biglari Holdings, Inc. (a)(b)	122	8,539
BJ's Restaurants, Inc.	2,509	54,847
Bloomin' Brands, Inc.	11,778	141,925
Boyd Gaming Corp.	10,904	181,988
Brinker International, Inc. (b)	5,162	120,171
Caesars Entertainment Corp. (a)	75,605	730,344
Carrols Restaurant Group, Inc. (a)(b)	4,789	17,480
Choice Hotels International, Inc.	4,282	321,364
Churchill Downs, Inc.	4,833	484,363
Chuy's Holdings, Inc. (a)	2,221	37,224
Cracker Barrel Old Country Store, Inc.	3,269	318,401
Dave & Buster's Entertainment, Inc. (b)	4,006	58,648
Del Taco Restaurants, Inc. (a)	4,649	27,336
Denny's Corp. (a)	7,639	86,092
Dine Brands Global, Inc.	2,325	103,207
Drive Shack, Inc. (a)	7,019	9,265
Dunkin' Brands Group, Inc.	11,182	702,677
El Pollo Loco Holdings, Inc. (a)(b)	2,658	32,507
Eldorado Resorts, Inc. (a)(b)	8,915	191,138
Everi Holdings, Inc. (a)	10,787	53,396
Extended Stay America, Inc. unit	25,158	273,467
Fiesta Restaurant Group, Inc. (a)	2,785	20,261
Golden Entertainment, Inc. (a)	2,408	22,732
Hilton Grand Vacations, Inc. (a)	11,556	238,054
Hyatt Hotels Corp. Class A (b)	4,967	279,443
Jack in the Box, Inc.	3,242	195,493
Lindblad Expeditions Holdings (a)	3,304	22,071
Marriott Vacations Worldwide Corp.	5,077	421,391
Monarch Casino & Resort, Inc. (a)	1,557	51,910
Noodles & Co. (a)	3,946	24,663
Papa John's International, Inc.	2,981	214,394
Penn National Gaming, Inc. (a)	14,718	262,275
Planet Fitness, Inc. (a)	11,078	668,336
Playa Hotels & Resorts NV (a)	6,970	17,216
PlayAGS, Inc. (a)	3,285	14,421
Red Robin Gourmet Burgers, Inc. (a)(b)	1,613	23,598
Red Rock Resorts, Inc.	9,568	104,865
Ruth's Hospitality Group, Inc.	3,494	39,325
Scientific Games Corp. Class A (a)	7,180	90,540
SeaWorld Entertainment, Inc. (a)	5,210	76,535
Shake Shack, Inc. Class A (a)(b)	4,182	227,961
Six Flags Entertainment Corp.	10,534	210,785
Texas Roadhouse, Inc. Class A	8,893	418,771
The Cheesecake Factory, Inc. (b)	5,651	125,961
Twin River Worldwide Holdings, Inc.	2,897	45,715
Vail Resorts, Inc.	5,458	933,318
Wendy's Co.	24,960	495,706
Wingstop, Inc.	4,006	469,784
Wyndham Destinations, Inc.	12,289	314,230
Wyndham Hotels & Resorts, Inc.	12,926	487,439
		10,471,572
Household Durables - 1.6%
Beazer Homes U.S.A., Inc. (a)	3,821	26,900
Cavco Industries, Inc. (a)	1,147	177,418
Century Communities, Inc. (a)	3,748	80,282
Ethan Allen Interiors, Inc.	3,074	34,767
GoPro, Inc. Class A (a)(b)	17,543	61,751
Helen of Troy Ltd. (a)	3,394	557,566
Hooker Furniture Corp.	1,508	22,605
Installed Building Products, Inc. (a)	2,858	140,928
iRobot Corp. (a)(b)	3,844	234,330
KB Home	11,461	300,737
La-Z-Boy, Inc.	6,201	145,413
Leggett & Platt, Inc.	17,858	627,352
LGI Homes, Inc. (a)	3,033	183,739
Lovesac (a)(b)	1,281	15,282
M.D.C. Holdings, Inc.	6,881	201,269
M/I Homes, Inc. (a)	3,811	97,028
Meritage Homes Corp. (a)	4,840	254,390
Mohawk Industries, Inc. (a)	8,004	702,111
Newell Brands, Inc.	51,257	711,447
Skyline Champion Corp. (a)	6,709	132,234
Sonos, Inc. (a)	8,935	91,316
Taylor Morrison Home Corp. (a)	17,665	257,026
Tempur Sealy International, Inc. (a)	6,148	330,455
Toll Brothers, Inc.	16,297	391,454
TopBuild Corp. (a)	4,645	432,868
TRI Pointe Homes, Inc. (a)	18,607	213,608
Tupperware Brands Corp.	6,220	20,028
Turtle Beach Corp. (a)(b)	1,721	16,917
Universal Electronics, Inc. (a)	1,889	77,978
Whirlpool Corp.	8,564	956,941
Zagg, Inc. (a)(b)	3,492	11,524
		7,507,664
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	3,093	59,355
Chewy, Inc. (b)	7,186	310,723
Duluth Holdings, Inc. (a)(b)	1,332	5,341
Etsy, Inc. (a)	16,034	1,040,126
Groupon, Inc. (a)	57,941	70,688
GrubHub, Inc. (a)(b)	12,322	588,868
Lands' End, Inc. (a)(b)	2,047	17,420
Liberty Interactive Corp. QVC Group Series A (a)	52,089	419,577
Overstock.com, Inc. (a)(b)	4,157	52,461
PetMed Express, Inc. (b)	2,817	111,469
Quotient Technology, Inc. (a)	9,630	69,143
Revolve Group, Inc. (b)	1,777	19,529
Shutterstock, Inc.	2,685	102,030
Stamps.com, Inc. (a)	2,205	348,985
Stitch Fix, Inc. (a)(b)	3,173	50,927
The RealReal, Inc.	2,026	23,785
The Rubicon Project, Inc. (a)	12,530	89,840
Wayfair LLC Class A (a)(b)	8,892	1,102,964
		4,483,231
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,681	128,259
American Outdoor Brands Corp. (a)	7,247	68,593
Brunswick Corp.	10,959	522,963
Callaway Golf Co.	12,760	182,723
Clarus Corp.	2,658	28,387
Johnson Outdoors, Inc. Class A	828	56,602
Malibu Boats, Inc. Class A (a)	2,690	92,482
Mattel, Inc. (a)(b)	46,748	407,643
MCBC Holdings, Inc. (a)	2,479	25,906
Polaris, Inc.	7,833	555,595
Sturm, Ruger & Co., Inc.	2,244	119,381
Vista Outdoor, Inc. (a)	7,620	77,114
YETI Holdings, Inc. (a)(b)	6,294	173,777
		2,439,425
Multiline Retail - 0.3%
Big Lots, Inc.	5,148	120,721
Dillard's, Inc. Class A (b)	1,282	37,793
JC Penney Corp., Inc. (a)(b)	39,998	10,159
Kohl's Corp.	21,153	390,484
Macy's, Inc. (b)	41,847	245,223
Nordstrom, Inc. (b)	14,472	271,784
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	7,370	500,497
		1,576,661
Specialty Retail - 2.0%
Aaron's, Inc. Class A	9,083	289,839
Abercrombie & Fitch Co. Class A (b)	8,952	94,712
Advance Auto Parts, Inc.	9,384	1,134,619
America's Car Mart, Inc. (a)	817	53,881
American Eagle Outfitters, Inc.	21,573	171,505
Asbury Automotive Group, Inc. (a)	2,620	176,850
At Home Group, Inc. (a)(b)	6,217	14,610
AutoNation, Inc. (a)	8,061	300,192
Barnes & Noble Education, Inc. (a)	4,740	8,485
Bed Bath & Beyond, Inc. (b)	17,579	108,814
Boot Barn Holdings, Inc. (a)	3,740	69,040
Caleres, Inc.	5,282	42,837
Camping World Holdings, Inc. (b)	4,460	39,560
Carvana Co. Class A (a)(b)	6,771	542,425
Chico's FAS, Inc.	15,846	23,769
Citi Trends, Inc.	1,379	15,665
Conn's, Inc. (a)(b)	2,525	17,069
Dick's Sporting Goods, Inc.	8,738	256,810
DSW, Inc. Class A	7,229	45,904
Express, Inc. (a)(b)	8,597	17,796
Five Below, Inc. (a)	7,505	676,651
Floor & Decor Holdings, Inc. Class A (a)	9,476	401,782
Foot Locker, Inc.	14,471	370,892
GameStop Corp. Class A (a)(b)	8,674	49,702
Gap, Inc.	28,464	231,128
Genesco, Inc. (a)	1,859	35,191
GNC Holdings, Inc. Class A (a)(b)	9,897	5,696
Group 1 Automotive, Inc.	2,360	133,552
Guess?, Inc.	5,554	51,930
Haverty Furniture Companies, Inc.	2,311	31,268
Hibbett Sports, Inc. (a)(b)	2,413	37,233
L Brands, Inc.	31,294	372,086
Lithia Motors, Inc. Class A (sub. vtg.)	3,029	334,886
Lumber Liquidators Holdings, Inc. (a)(b)	3,979	28,052
MarineMax, Inc. (a)	2,876	41,443
Michaels Companies, Inc. (a)	10,537	32,032
Monro, Inc.	4,499	249,650
Murphy U.S.A., Inc. (a)	3,893	415,772
National Vision Holdings, Inc. (a)	10,665	282,623
Office Depot, Inc.	74,023	164,331
Party City Holdco, Inc. (a)(b)	7,634	5,790
Penske Automotive Group, Inc. (b)	4,485	161,370
Rent-A-Center, Inc.	6,666	132,687
RH (a)	2,218	318,904
Sally Beauty Holdings, Inc. (a)	15,639	151,855
Shoe Carnival, Inc. (b)	1,173	27,706
Signet Jewelers Ltd.	7,060	71,024
Sleep Number Corp. (a)(b)	3,890	116,311
Sonic Automotive, Inc. Class A (sub. vtg.)	3,147	67,440
Sportsman's Warehouse Holdings, Inc. (a)	5,700	40,812
Tailored Brands, Inc. (b)	6,237	10,353
The Buckle, Inc. (b)	3,684	56,402
The Cato Corp. Class A (sub. vtg.)	2,794	31,460
The Children's Place Retail Stores, Inc. (b)	2,034	60,125
Tilly's, Inc.	2,566	15,114
Urban Outfitters, Inc. (a)	9,552	165,632
Williams-Sonoma, Inc. (b)	10,570	653,649
Winmark Corp.	285	42,750
Zumiez, Inc. (a)	2,657	56,169
		9,555,835
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	20,482	312,351
Carter's, Inc.	5,989	468,340
Columbia Sportswear Co.	3,901	284,344
Crocs, Inc. (a)	9,217	223,512
Deckers Outdoor Corp. (a)	3,769	560,676
Fossil Group, Inc. (a)(b)	5,751	22,774
G-III Apparel Group Ltd. (a)	5,726	64,876
Hanesbrands, Inc.	49,188	488,929
Kontoor Brands, Inc. (b)	6,304	122,361
Levi Strauss & Co. Class A (b)	5,590	72,055
Movado Group, Inc.	2,061	21,249
Oxford Industries, Inc.	2,318	97,171
PVH Corp.	10,080	496,238
Ralph Lauren Corp.	6,712	495,211
Rocky Brands, Inc.	937	20,099
Samsonite International SA (d)	191,700	163,065
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,118	510,565
Steven Madden Ltd.	10,463	262,307
Tapestry, Inc.	37,193	553,432
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	26,969	281,017
Class C (non-vtg.) (a)	24,563	227,699
Unifi, Inc. (a)	2,034	21,052
Vera Bradley, Inc. (a)	3,066	16,894
Wolverine World Wide, Inc.	10,841	222,132
		6,008,349

TOTAL CONSUMER DISCRETIONARY		56,430,401

CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	1,241	578,939
Coca-Cola Bottling Co. Consolidated	622	146,462
Craft Brew Alliance, Inc. (a)(b)	1,498	22,620
Keurig Dr. Pepper, Inc.	36,055	954,015
MGP Ingredients, Inc.	1,837	69,310
National Beverage Corp. (a)(b)	1,611	80,921
New Age Beverages Corp. (a)(b)	10,497	14,801
		1,867,068
Food & Staples Retailing - 0.8%
Andersons, Inc.	4,521	76,721
BJ's Wholesale Club Holdings, Inc. (a)(b)	16,420	432,010
Casey's General Stores, Inc.	4,969	752,356
Chefs' Warehouse Holdings (a)	3,314	46,661
Grocery Outlet Holding Corp.	8,317	276,707
Ingles Markets, Inc. Class A	1,943	79,333
Performance Food Group Co. (a)	17,642	517,793
PriceSmart, Inc.	2,972	188,841
Rite Aid Corp. (a)(b)	7,278	104,294
SpartanNash Co.	5,048	86,573
Sprouts Farmers Market LLC (a)	15,889	330,173
U.S. Foods Holding Corp. (a)	29,522	634,723
United Natural Foods, Inc. (a)(b)	7,261	77,257
Weis Markets, Inc.	2,161	108,115
		3,711,557
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	8,657	168,119
Beyond Meat, Inc. (b)	1,433	141,853
Bunge Ltd.	19,165	760,276
Cal-Maine Foods, Inc.	4,067	168,821
Calavo Growers, Inc. (b)	2,206	127,948
Campbell Soup Co.	22,770	1,138,045
Darling International, Inc. (a)	22,028	453,557
Farmer Brothers Co. (a)	1,926	17,796
Flowers Foods, Inc.	25,937	577,876
Fresh Del Monte Produce, Inc.	4,022	114,667
Freshpet, Inc. (a)	4,631	349,224
Hostess Brands, Inc. Class A (a)	16,269	195,553
Ingredion, Inc.	9,023	732,668
J&J Snack Foods Corp.	2,012	255,584
John B. Sanfilippo & Son, Inc.	1,189	97,653
Lancaster Colony Corp.	2,673	359,866
Landec Corp. (a)	3,856	42,994
Pilgrim's Pride Corp. (a)	7,058	155,276
Post Holdings, Inc. (a)	8,963	823,252
Sanderson Farms, Inc.	2,674	364,038
Seaboard Corp.	34	102,377
The Hain Celestial Group, Inc. (a)	10,857	280,545
The Simply Good Foods Co. (a)	11,040	208,104
Tootsie Roll Industries, Inc. (b)	2,283	80,202
TreeHouse Foods, Inc. (a)	7,528	389,423
		8,105,717
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,519	50,036
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,233	159,136
Energizer Holdings, Inc.	8,744	340,666
Spectrum Brands Holdings, Inc.	5,895	253,839
WD-40 Co. (b)	1,845	321,547
		1,125,224
Personal Products - 0.3%
Coty, Inc. Class A	39,797	216,894
Edgewell Personal Care Co. (a)	7,374	203,596
elf Beauty, Inc. (a)(b)	3,482	45,510
Herbalife Nutrition Ltd. (a)(b)	12,486	466,352
Inter Parfums, Inc.	2,390	106,809
LifeVantage Corp. (a)	1,499	23,235
MediFast, Inc. (b)	1,596	121,104
Nu Skin Enterprises, Inc. Class A	7,526	219,834
USANA Health Sciences, Inc. (a)	1,699	151,585
		1,554,919
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	14,824	13,938
Turning Point Brands, Inc. (b)	1,065	24,815
Universal Corp.	3,343	161,701
Vector Group Ltd.	15,285	163,550
		364,004

TOTAL CONSUMER STAPLES		16,728,489

ENERGY - 2.7%
Energy Equipment & Services - 0.6%
Apergy Corp. (a)(b)	10,575	97,396
Archrock, Inc.	16,726	80,452
Cactus, Inc.	6,679	118,753
Core Laboratories NV	5,822	114,169
DMC Global, Inc. (b)	2,076	53,582
Dril-Quip, Inc. (a)	4,912	162,735
Exterran Corp. (a)	3,904	26,547
Forum Energy Technologies, Inc. (a)	10,349	4,450
Frank's International NV (a)	13,277	32,263
Helix Energy Solutions Group, Inc. (a)	18,231	46,307
Helmerich & Payne, Inc.	14,761	291,825
Liberty Oilfield Services, Inc. Class A (b)	6,727	31,751
Matrix Service Co. (a)	3,646	38,064
Nabors Industries Ltd.	877	12,918
National Oilwell Varco, Inc.	52,116	658,746
Newpark Resources, Inc. (a)	11,191	17,122
Nextier Oilfield Solutions, Inc. (a)	20,494	47,546
Noble Corp. (a)(b)	34,787	8,975
Oceaneering International, Inc. (a)	12,978	66,707
Oil States International, Inc. (a)	7,471	25,700
Patterson-UTI Energy, Inc.	25,278	93,276
ProPetro Holding Corp. (a)	10,697	45,355
RPC, Inc. (b)	6,967	23,757
SEACOR Holdings, Inc. (a)	2,418	68,333
Select Energy Services, Inc. Class A (a)	8,091	38,837
Solaris Oilfield Infrastructure, Inc. Class A	4,159	28,448
TechnipFMC PLC	57,514	512,450
Tidewater, Inc. (a)(b)	5,104	29,399
Transocean Ltd. (United States) (a)(b)	80,929	103,589
U.S. Silica Holdings, Inc.	9,614	18,459
Valaris PLC Class A (a)(b)	25,699	11,706
		2,909,617
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp. (a)(b)	27,168	80,961
Arch Coal, Inc. (b)	1,962	57,271
Ardmore Shipping Corp.	4,310	28,360
Berry Petroleum Corp.	5,304	18,193
Bonanza Creek Energy, Inc. (a)	2,385	41,642
Brigham Minerals, Inc. Class A	3,914	50,451
Cabot Oil & Gas Corp.	55,170	1,192,775
California Resources Corp. (a)(b)	6,626	18,553
Callon Petroleum Co. (a)	51,766	48,645
Centennial Resource Development, Inc. Class A (a)	26,166	30,876
Chesapeake Energy Corp. (a)(b)	757	13,248
Cimarex Energy Co.	13,781	350,313
Clean Energy Fuels Corp. (a)	17,816	38,393
CNX Resources Corp. (a)	25,215	267,279
CONSOL Energy, Inc. (a)(b)	3,224	24,470
Continental Resources, Inc.	11,653	190,993
CVR Energy, Inc.	3,828	91,298
Delek U.S. Holdings, Inc.	10,231	238,894
Denbury Resources, Inc. (a)	63,858	22,702
Devon Energy Corp.	52,173	650,597
Diamond S Shipping, Inc. (a)(b)	2,856	35,443
EQT Corp.	34,371	501,473
Equitrans Midstream Corp.	27,878	233,618
Extraction Oil & Gas, Inc. (a)	14,401	7,627
Falcon Minerals Corp.	4,766	11,653
Green Plains, Inc. (b)	4,643	27,254
Gulfport Energy Corp. (a)(b)	19,513	49,856
Highpoint Resources, Inc. (a)	13,829	4,586
HollyFrontier Corp.	19,981	660,172
International Seaways, Inc.	3,459	83,708
Kosmos Energy Ltd.	46,895	77,377
Laredo Petroleum, Inc. (a)	23,252	25,345
Magnolia Oil & Gas Corp. Class A (a)	13,171	85,216
Marathon Oil Corp.	107,800	659,736
Matador Resources Co. (a)	14,687	103,396
Murphy Oil Corp.	20,077	238,113
National Energy Services Reunited Corp. (a)	3,718	18,999
Noble Energy, Inc.	64,426	632,019
Northern Oil & Gas, Inc. (a)	28,815	24,124
Oasis Petroleum, Inc. (a)(b)	37,551	26,432
Ovintiv, Inc. (b)	35,528	224,892
Par Pacific Holdings, Inc. (a)	4,781	46,471
Parsley Energy, Inc. Class A	41,678	393,857
PBF Energy, Inc. Class A	13,756	156,818
PDC Energy, Inc. (a)	13,151	170,831
Peabody Energy Corp. (b)	9,383	31,808
Penn Virginia Corp. (a)	1,606	10,102
QEP Resources, Inc.	30,518	30,091
Range Resources Corp. (b)	28,277	164,855
Renewable Energy Group, Inc. (a)(b)	5,400	133,974
Rex American Resources Corp. (a)(b)	763	45,383
Ring Energy, Inc. (a)(b)	7,446	6,711
SM Energy Co.	13,789	55,845
Southwestern Energy Co. (a)(b)	72,960	235,661
Talos Energy, Inc. (a)(b)	2,656	30,252
Targa Resources Corp.	31,619	409,782
Teekay Corp. (a)(b)	8,830	32,848
Teekay Tankers Ltd. (a)	3,214	65,276
Tellurian, Inc. (a)(b)	12,038	17,094
W&T Offshore, Inc. (a)(b)	11,922	33,024
World Fuel Services Corp.	9,351	233,775
WPX Energy, Inc. (a)	56,104	343,918
		9,835,329

TOTAL ENERGY		12,744,946

FINANCIALS - 14.5%
Banks - 6.4%
1st Source Corp.	1,904	66,126
Allegiance Bancshares, Inc.	2,491	62,474
Amalgamated Bank	1,974	21,122
Ameris Bancorp	8,912	226,632
Associated Banc-Corp.	21,713	307,022
Atlantic Capital Bancshares, Inc. (a)	2,921	36,659
Banc of California, Inc.	5,887	61,343
BancFirst Corp.	2,467	95,004
Bancorp, Inc., Delaware (a)	6,675	46,525
BancorpSouth Bank (b)	12,925	282,928
Bank of Hawaii Corp.	5,433	370,422
Bank OZK	16,479	372,755
BankUnited, Inc.	12,992	257,372
Banner Corp.	5,079	195,186
Berkshire Hills Bancorp, Inc.	5,983	101,950
BOK Financial Corp.	4,258	220,522
Boston Private Financial Holdings, Inc.	11,348	86,245
Bridge Bancorp, Inc.	2,395	49,553
Brookline Bancorp, Inc., Delaware	10,506	107,266
Bryn Mawr Bank Corp.	2,594	75,524
Byline Bancorp, Inc.	3,052	37,601
Cadence Bancorp Class A	17,245	114,162
Camden National Corp.	1,973	64,616
Carolina Financial Corp.	3,202	108,324
Carter Bank & Trust	2,965	28,108
Cathay General Bancorp	10,092	281,769
Centerstate Banks of Florida, Inc.	16,875	293,456
Central Pacific Financial Corp.	3,696	64,643
CIT Group, Inc.	12,753	242,052
City Holding Co.	2,214	149,644
Columbia Banking Systems, Inc.	9,692	261,587
Comerica, Inc.	19,676	685,905
Commerce Bancshares, Inc.	13,956	853,968
Community Bank System, Inc.	6,941	433,743
Community Trust Bancorp, Inc.	2,153	72,987
ConnectOne Bancorp, Inc.	4,857	72,564
Cullen/Frost Bankers, Inc.	7,741	556,268
Customers Bancorp, Inc. (a)	3,863	49,292
CVB Financial Corp.	17,851	371,033
Eagle Bancorp, Inc.	4,528	158,842
East West Bancorp, Inc.	19,850	696,140
Enterprise Financial Services Corp.	3,782	116,259
Equity Bancshares, Inc. (a)	1,888	35,381
FB Financial Corp.	2,220	49,595
First Bancorp, North Carolina	4,101	109,046
First Bancorp, Puerto Rico	30,135	175,687
First Bancshares, Inc.	3,022	60,198
First Busey Corp.	6,979	128,553
First Citizens Bancshares, Inc.	1,119	427,458
First Commonwealth Financial Corp.	12,851	122,342
First Financial Bancorp, Ohio	13,792	212,121
First Financial Bankshares, Inc. (b)	18,502	515,281
First Financial Corp., Indiana	1,804	64,078
First Foundation, Inc.	5,042	69,378
First Hawaiian, Inc.	17,894	314,755
First Horizon National Corp.	42,374	384,756
First Interstate Bancsystem, Inc.	4,782	161,632
First Merchants Corp.	7,651	216,600
First Midwest Bancorp, Inc., Delaware	14,952	220,991
Flushing Financial Corp.	3,587	44,802
FNB Corp., Pennsylvania	44,300	358,387
Franklin Financial Network, Inc.	1,763	41,818
Fulton Financial Corp.	21,928	256,338
German American Bancorp, Inc.	3,445	102,420
Glacier Bancorp, Inc.	11,692	445,231
Great Southern Bancorp, Inc.	1,418	60,364
Great Western Bancorp, Inc.	7,516	141,301
Hancock Whitney Corp.	11,811	246,968
Hanmi Financial Corp.	4,136	49,922
HarborOne Bancorp, Inc.	7,386	59,236
Heartland Financial U.S.A., Inc.	4,481	152,220
Heritage Commerce Corp.	7,686	68,252
Heritage Financial Corp., Washington	4,812	96,481
Hilltop Holdings, Inc.	9,443	182,250
Home Bancshares, Inc.	21,403	328,108
Hope Bancorp, Inc.	17,727	176,384
Horizon Bancorp, Inc. Indiana	4,801	54,635
IBERIABANK Corp.	6,987	289,681
Independent Bank Corp.	2,988	43,894
Independent Bank Corp., Massachusetts	4,607	335,804
Independent Bank Group, Inc.	4,977	150,853
International Bancshares Corp.	7,704	223,339
Investors Bancorp, Inc.	26,992	251,296
Lakeland Bancorp, Inc.	6,426	71,907
Lakeland Financial Corp.	3,483	147,435
Live Oak Bancshares, Inc.	3,445	48,058
Mercantil Bank Holding Corp. Class A (a)	3,176	42,940
Mercantile Bank Corp.	2,095	49,442
Midland States Bancorp, Inc.	2,621	42,513
MidWestOne Financial Group, Inc.	1,411	29,448
National Bank Holdings Corp.	4,314	114,666
NBT Bancorp, Inc.	5,896	195,334
Nicolet Bankshares, Inc. (a)	1,173	64,538
OFG Bancorp	6,690	84,160
Old National Bancorp, Indiana	22,887	324,309
Opus Bank	2,908	55,892
Origin Bancorp, Inc.	2,612	58,221
Pacific Premier Bancorp, Inc.	8,274	176,650
PacWest Bancorp	16,308	330,074
Park National Corp.	1,932	154,521
Peapack-Gladstone Financial Corp.	2,116	39,929
Peoples Bancorp, Inc.	2,405	58,466
Peoples United Financial, Inc.	60,177	763,646
Pinnacle Financial Partners, Inc.	9,667	389,097
Popular, Inc.	11,954	461,305
Preferred Bank, Los Angeles	1,792	68,365
Prosperity Bancshares, Inc.	12,700	761,111
QCR Holdings, Inc.	1,945	59,867
Renasant Corp.	7,639	200,371
S&T Bancorp, Inc.	5,075	135,553
Sandy Spring Bancorp, Inc.	4,966	126,633
Seacoast Banking Corp., Florida (a)	6,939	155,919
ServisFirst Bancshares, Inc.	6,263	222,462
Signature Bank	7,285	780,806
Simmons First National Corp. Class A	15,429	288,522
South State Corp.	4,526	261,784
Southside Bancshares, Inc.	4,316	131,250
Sterling Bancorp	27,189	335,240
Stock Yards Bancorp, Inc.	2,741	90,563
Synovus Financial Corp.	19,686	413,603
TCF Financial Corp.	20,907	620,729
Texas Capital Bancshares, Inc. (a)	6,761	187,821
Tompkins Financial Corp.	1,696	114,497
TowneBank	8,764	177,033
Trico Bancshares	3,806	114,637
TriState Capital Holdings, Inc. (a)	3,103	44,125
Triumph Bancorp, Inc. (a)	3,060	84,793
Trustmark Corp.	8,705	231,640
UMB Financial Corp.	5,788	294,262
Umpqua Holdings Corp.	30,317	379,720
Union Bankshares Corp.	10,905	260,302
United Bankshares, Inc., West Virginia (b)	13,612	407,816
United Community Bank, Inc.	10,700	226,252
Univest Corp. of Pennsylvania	4,267	75,526
Valley National Bancorp	53,720	449,099
Veritex Holdings, Inc.	6,398	112,349
Washington Trust Bancorp, Inc.	2,101	73,556
Webster Financial Corp.	12,498	353,069
WesBanco, Inc.	8,813	217,505
Westamerica Bancorp.	3,618	227,934
Western Alliance Bancorp.	12,924	463,713
Wintrust Financial Corp.	7,772	325,647
Zions Bancorp NA	23,206	733,542
		30,093,596
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	6,642	464,674
Artisan Partners Asset Management, Inc.	7,256	213,617
Assetmark Financial Holdings, Inc. (a)	1,614	38,720
B. Riley Financial, Inc.	1,824	36,279
BGC Partners, Inc. Class A	37,097	114,815
Blucora, Inc. (a)	6,805	95,746
BrightSphere Investment Group, Inc.	8,654	64,126
Cohen & Steers, Inc.	2,961	170,968
Cowen Group, Inc. Class A	3,848	42,136
Diamond Hill Investment Group, Inc.	410	44,920
Donnelley Financial Solutions, Inc. (a)	4,393	31,981
E*TRADE Financial Corp.	30,614	1,243,235
Eaton Vance Corp. (non-vtg.)	15,250	559,675
Evercore, Inc. Class A	5,313	274,151
Federated Hermes, Inc. Class B (non-vtg.)	12,869	293,027
Focus Financial Partners, Inc. Class A (a)(b)	4,186	99,878
Franklin Resources, Inc.	37,739	711,003
Greenhill & Co., Inc.	2,055	21,927
Hamilton Lane, Inc. Class A	3,479	225,613
Houlihan Lokey	5,919	351,470
Interactive Brokers Group, Inc.	10,322	423,202
INTL FCStone, Inc. (a)	2,216	88,551
Invesco Ltd.	50,146	432,259
Janus Henderson Group PLC	20,925	374,558
Lazard Ltd. Class A	15,214	418,385
Legg Mason, Inc.	11,009	548,578
LPL Financial	10,958	659,891
Moelis & Co. Class A	6,681	199,561
Morningstar, Inc.	2,757	429,982
Och-Ziff Capital Management Group LLC Class A	2,490	36,503
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,202	24,737
Piper Jaffray Companies	2,376	128,090
PJT Partners, Inc.	2,703	131,474
SEI Investments Co.	17,050	868,868
Stifel Financial Corp. (b)	9,322	412,778
Tradeweb Markets, Inc. Class A	10,110	527,338
Victory Capital Holdings, Inc.	1,854	27,977
Virtu Financial, Inc. Class A	9,925	231,947
Virtus Investment Partners, Inc.	957	77,775
Waddell & Reed Financial, Inc. Class A	9,620	139,971
WisdomTree Investments, Inc.	16,137	52,284
		11,332,670
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	1,875	584,194
CURO Group Holdings Corp.	1,748	16,291
Encore Capital Group, Inc. (a)(b)	3,701	96,152
Enova International, Inc. (a)	4,398	70,544
EZCORP, Inc. (non-vtg.) Class A (a)	6,853	38,377
First Cash Financial Services, Inc.	5,777	415,020
Green Dot Corp. Class A (a)	6,366	194,163
LendingClub Corp. (a)	12,220	93,727
LendingTree, Inc. (a)	1,039	259,095
Navient Corp.	23,411	178,392
Nelnet, Inc. Class A	2,819	135,735
OneMain Holdings, Inc.	10,224	247,523
PRA Group, Inc. (a)(b)	6,199	171,960
Regional Management Corp. (a)	1,127	17,964
Santander Consumer U.S.A. Holdings, Inc.	13,039	203,278
SLM Corp.	56,899	474,538
World Acceptance Corp. (a)(b)	725	49,191
		3,246,144
Diversified Financial Services - 0.4%
Cannae Holdings, Inc. (a)	9,760	307,928
FGL Holdings Class A	17,562	182,294
Jefferies Financial Group, Inc.	32,457	445,310
On Deck Capital, Inc. (a)	7,155	8,658
Voya Financial, Inc.	18,302	826,701
		1,770,891
Insurance - 3.0%
AMBAC Financial Group, Inc. (a)	6,244	107,397
American Equity Investment Life Holding Co. (b)	12,311	258,777
American Financial Group, Inc.	10,131	671,077
American National Insurance Co.	1,245	100,223
Amerisafe, Inc.	2,604	165,797
Argo Group International Holdings, Ltd.	4,619	163,328
Assurant, Inc.	8,197	870,849
Assured Guaranty Ltd.	12,869	382,595
Athene Holding Ltd. (a)	15,996	431,892
Axis Capital Holdings Ltd.	11,306	413,800
Brighthouse Financial, Inc. (a)	14,643	376,472
CNO Financial Group, Inc.	20,380	286,543
eHealth, Inc. (a)	3,352	357,658
Employers Holdings, Inc.	4,293	130,378
Enstar Group Ltd. (a)	1,981	286,492
Erie Indemnity Co. Class A	2,494	444,082
First American Financial Corp.	15,197	700,886
Genworth Financial, Inc. Class A	67,800	246,114
Goosehead Insurance (b)	1,524	85,557
Greenlight Capital Re, Ltd. (a)(b)	4,364	28,453
Hallmark Financial Services, Inc. (a)	1,676	7,240
Hanover Insurance Group, Inc.	5,289	530,910
HCI Group, Inc.	881	36,694
Health Insurance Innovations, Inc. (a)(b)	1,475	38,542
Heritage Insurance Holdings, Inc.	3,389	38,431
Horace Mann Educators Corp.	5,629	197,916
James River Group Holdings Ltd.	4,076	144,616
Kemper Corp.	8,468	569,219
Kinsale Capital Group, Inc.	2,773	301,203
MBIA, Inc. (a)	10,288	83,744
Mercury General Corp.	3,624	148,439
National General Holdings Corp.	8,746	166,436
National Western Life Group, Inc.	312	60,132
Old Republic International Corp.	38,604	615,734
Palomar Holdings, Inc.	2,384	139,464
Primerica, Inc.	5,608	582,727
ProAssurance Corp.	7,163	153,217
ProSight Global, Inc.	1,061	8,870
Reinsurance Group of America, Inc.	8,479	887,582
RenaissanceRe Holdings Ltd.	5,966	871,096
RLI Corp.	5,402	393,428
Safety Insurance Group, Inc.	1,946	163,698
Selective Insurance Group, Inc.	7,988	400,438
State Auto Financial Corp.	2,232	56,001
Stewart Information Services Corp.	3,209	102,239
Third Point Reinsurance Ltd. (a)	10,408	77,436
Trupanion, Inc. (a)(b)	4,004	119,760
United Fire Group, Inc.	2,862	81,853
United Insurance Holdings Corp.	2,561	21,897
Universal Insurance Holdings, Inc.	4,083	74,433
Unum Group	28,063	489,699
White Mountains Insurance Group Ltd.	409	397,957
		14,469,421
Mortgage Real Estate Investment Trusts - 0.6%
AG Mortgage Investment Trust, Inc.	4,364	13,921
Anworth Mortgage Asset Corp.	14,069	24,199
Apollo Commercial Real Estate Finance, Inc.	19,149	156,064
Ares Commercial Real Estate Corp.	4,572	35,433
Arlington Asset Investment Corp.	4,977	14,085
Armour Residential REIT, Inc.	7,810	69,040
Blackstone Mortgage Trust, Inc.	18,099	425,869
Capstead Mortgage Corp.	12,356	64,128
Cherry Hill Mortgage Investment Corp.	2,177	15,152
Chimera Investment Corp.	25,282	196,441
Colony NorthStar Credit Real Estate, Inc.	10,864	52,256
Dynex Capital, Inc.	3,103	44,404
Exantas Capital Corp.	4,281	12,672
Granite Point Mortgage Trust, Inc.	7,296	36,334
Great Ajax Corp.	2,754	23,960
Invesco Mortgage Capital, Inc.	21,822	66,339
KKR Real Estate Finance Trust, Inc.	3,384	53,400
Ladder Capital Corp. Class A	13,260	105,417
MFA Financial, Inc.	60,098	105,172
New Residential Investment Corp.	56,260	342,623
New York Mortgage Trust, Inc.	49,358	107,600
Orchid Island Capital, Inc.	8,479	33,407
PennyMac Mortgage Investment Trust	13,386	139,214
Redwood Trust, Inc.	14,962	61,344
Starwood Property Trust, Inc.	37,995	491,655
TPG RE Finance Trust, Inc.	7,566	58,183
Two Harbors Investment Corp.	37,051	169,323
Western Asset Mortgage Capital Corp.	7,094	21,637
ZAIS Financial Corp.	4,906	32,723
		2,971,995
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc. (a)	7,204	166,052
Capitol Federal Financial, Inc.	18,795	225,352
Columbia Financial, Inc. (a)	6,593	93,324
Dime Community Bancshares, Inc.	3,929	64,553
Essent Group Ltd.	13,246	361,881
Farmer Mac Class C (non-vtg.)	1,242	82,754
First Defiance Financial Corp.	5,447	94,669
Flagstar Bancorp, Inc.	4,548	117,839
HomeStreet, Inc.	3,219	82,245
Kearny Financial Corp.	10,971	102,030
Meridian Bancorp, Inc. Maryland	6,946	81,824
Meta Financial Group, Inc.	4,615	85,008
MGIC Investment Corp.	47,111	344,381
New York Community Bancorp, Inc.	62,853	682,584
NMI Holdings, Inc. (a)	9,138	123,546
Northfield Bancorp, Inc.	5,617	63,304
Northwest Bancshares, Inc.	15,901	168,710
OceanFirst Financial Corp.	8,589	144,725
Pennymac Financial Services, Inc.	5,575	168,198
Provident Financial Services, Inc.	8,242	118,273
Radian Group, Inc.	27,116	406,198
TFS Financial Corp.	6,585	89,885
Trustco Bank Corp., New York	12,728	80,186
Walker & Dunlop, Inc.	3,955	151,991
Washington Federal, Inc.	10,496	280,663
Waterstone Financial, Inc.	3,265	47,408
WMI Holdings Corp. (a)	10,119	96,940
WSFS Financial Corp.	6,931	202,247
		4,726,770

TOTAL FINANCIALS		68,611,487

HEALTH CARE - 15.6%
Biotechnology - 5.9%
Abeona Therapeutics, Inc. (a)	8,136	19,364
ACADIA Pharmaceuticals, Inc. (a)	15,153	732,041
Acceleron Pharma, Inc. (a)	6,151	556,850
Acorda Therapeutics, Inc. (a)	4,976	4,789
Adamas Pharmaceuticals, Inc. (a)	2,496	8,062
ADMA Biologics, Inc. (a)	8,860	26,137
Adverum Biotechnologies, Inc. (a)(b)	8,297	98,319
Agenus, Inc. (a)(b)	13,584	36,201
Agios Pharmaceuticals, Inc. (a)(b)	7,902	325,088
Aimmune Therapeutics, Inc. (a)(b)	5,794	99,193
Akebia Therapeutics, Inc. (a)	16,038	129,908
Akero Therapeutics, Inc. (a)(b)	786	16,034
Albireo Pharma, Inc. (a)	1,666	37,418
Aldeyra Therapeutics, Inc. (a)	3,043	9,585
Alector, Inc. (a)	4,956	122,512
Alkermes PLC (a)	21,600	296,136
Allakos, Inc. (a)(b)	3,262	214,509
Allogene Therapeutics, Inc. (a)(b)	6,868	198,485
AMAG Pharmaceuticals, Inc. (a)(b)	4,259	34,200
Amicus Therapeutics, Inc. (a)	34,775	410,693
AnaptysBio, Inc. (a)	3,413	53,311
Anavex Life Sciences Corp. (a)(b)	6,146	21,265
Anika Therapeutics, Inc. (a)	1,895	62,971
Apellis Pharmaceuticals, Inc. (a)	6,774	232,145
Arcus Biosciences, Inc. (a)	3,890	102,735
Ardelyx, Inc. (a)	8,892	58,509
Arena Pharmaceuticals, Inc. (a)	6,768	331,429
Arrowhead Pharmaceuticals, Inc. (a)	13,496	464,667
Assembly Biosciences, Inc. (a)	3,990	69,865
Atara Biotherapeutics, Inc. (a)	8,090	67,066
Athenex, Inc. (a)(b)	6,352	56,787
Avid Bioservices, Inc. (a)	5,739	35,008
AVROBIO, Inc. (a)	3,282	42,239
BioCryst Pharmaceuticals, Inc. (a)(b)	17,133	66,990
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	5,839	275,017
Biospecifics Technologies Corp. (a)	749	42,626
bluebird bio, Inc. (a)	7,555	407,063
Blueprint Medicines Corp. (a)	7,269	427,635
Bridgebio Pharma, Inc. (b)	2,883	88,018
Calithera Biosciences, Inc. (a)	7,775	47,661
CareDx, Inc. (a)(b)	5,109	129,666
Castle Biosciences, Inc. (b)	558	17,259
Catalyst Biosciences, Inc. (a)	1,898	11,502
Catalyst Pharmaceutical Partners, Inc. (a)	12,657	59,994
Cel-Sci Corp. (a)(b)	4,248	74,765
ChemoCentryx, Inc. (a)	5,841	309,631
Clovis Oncology, Inc. (a)(b)	9,961	75,803
Coherus BioSciences, Inc. (a)	8,150	135,290
Concert Pharmaceuticals, Inc. (a)	2,950	29,441
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	8,076	52,332
Cortexyme, Inc. (b)	695	31,706
Cue Biopharma, Inc. (a)(b)	2,961	75,742
Cytokinetics, Inc. (a)(b)	8,132	122,875
CytomX Therapeutics, Inc. (a)	6,268	64,686
Deciphera Pharmaceuticals, Inc. (a)	2,631	152,545
Denali Therapeutics, Inc. (a)	9,932	217,114
Dicerna Pharmaceuticals, Inc. (a)	7,827	154,192
Dynavax Technologies Corp. (a)(b)	10,909	46,363
Eagle Pharmaceuticals, Inc. (a)	1,306	66,580
Editas Medicine, Inc. (a)(b)	7,506	173,539
Eiger Biopharmaceuticals, Inc. (a)	2,905	21,613
Emergent BioSolutions, Inc. (a)	5,917	437,562
Enanta Pharmaceuticals, Inc. (a)	2,239	103,822
Epizyme, Inc. (a)(b)	10,266	168,978
Esperion Therapeutics, Inc. (a)(b)	3,449	136,580
Exelixis, Inc. (a)	41,031	1,013,261
Fate Therapeutics, Inc. (a)	8,346	228,513
FibroGen, Inc. (a)	10,769	397,268
Five Prime Therapeutics, Inc. (a)	4,550	14,924
Flexion Therapeutics, Inc. (a)(b)	4,372	46,518
G1 Therapeutics, Inc. (a)	3,621	47,544
Geron Corp. (a)(b)	24,492	29,145
Global Blood Therapeutics, Inc. (a)	8,212	628,382
GlycoMimetics, Inc. (a)	4,013	11,196
Gossamer Bio, Inc. (a)	4,913	63,967
Gritstone Oncology, Inc. (a)	2,440	17,104
Halozyme Therapeutics, Inc. (a)	15,700	355,684
Heron Therapeutics, Inc. (a)(b)	10,479	149,431
Homology Medicines, Inc. (a)(b)	3,167	38,226
ImmunoGen, Inc. (a)	23,565	96,145
Immunomedics, Inc. (a)(b)	26,850	815,703
Inovio Pharmaceuticals, Inc. (a)(b)	18,224	219,235
Insmed, Inc. (a)	12,223	281,129
Intellia Therapeutics, Inc. (a)(b)	5,098	68,670
Intercept Pharmaceuticals, Inc. (a)(b)	3,374	276,398
Invitae Corp. (a)(b)	14,600	241,630
Ionis Pharmaceuticals, Inc. (a)	17,251	957,948
Iovance Biotherapeutics, Inc. (a)(b)	15,619	502,151
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	21,261	212,610
Jounce Therapeutics, Inc. (a)	2,089	10,236
Kadmon Holdings, Inc. (a)(b)	20,077	86,331
Kalvista Pharmaceuticals, Inc. (a)	1,463	15,961
Karuna Therapeutics, Inc. (a)	1,397	116,063
Karyopharm Therapeutics, Inc. (a)	8,650	190,733
Kiniksa Pharmaceuticals Ltd. (a)(b)	1,437	28,668
Kodiak Sciences, Inc. (a)	3,205	174,833
Krystal Biotech, Inc. (a)(b)	1,442	68,048
Kura Oncology, Inc. (a)	5,201	75,675
La Jolla Pharmaceutical Co. (a)(b)	2,603	18,898
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,258	222,571
Macrogenics, Inc. (a)	6,384	45,965
Madrigal Pharmaceuticals, Inc. (a)(b)	1,246	104,265
MannKind Corp. (a)(b)	25,291	32,878
Minerva Neurosciences, Inc. (a)	4,574	41,029
Mirati Therapeutics, Inc. (a)	4,969	422,564
Moderna, Inc. (a)(b)	30,140	1,386,139
Molecular Templates, Inc. (a)	2,917	47,343
Momenta Pharmaceuticals, Inc. (a)	15,302	485,073
Myriad Genetics, Inc. (a)	10,051	155,388
Natera, Inc. (a)	8,791	325,619
Neurocrine Biosciences, Inc. (a)	12,412	1,218,114
NextCure, Inc.	1,289	41,789
Novavax, Inc. (a)(b)	6,852	124,227
Opko Health, Inc. (a)(b)	55,417	123,026
PDL BioPharma, Inc. (a)	17,912	60,722
Pfenex, Inc. (a)	4,515	25,961
PhaseBio Pharmaceuticals, Inc. (a)(b)	1,986	7,666
Pieris Pharmaceuticals, Inc. (a)(b)	5,976	15,836
Portola Pharmaceuticals, Inc. (a)(b)	9,152	64,796
Precigen, Inc. (a)(b)	9,038	32,537
Principia Biopharma, Inc. (a)	2,508	155,947
Progenics Pharmaceuticals, Inc. (a)	12,308	48,494
Protagonist Therapeutics, Inc. (a)	2,791	18,839
Prothena Corp. PLC (a)	4,878	54,731
PTC Therapeutics, Inc. (a)	8,357	425,538
Puma Biotechnology, Inc. (a)(b)	4,416	44,381
Radius Health, Inc. (a)	5,802	91,033
Recro Pharma, Inc. (a)(b)	2,027	17,148
REGENXBIO, Inc. (a)	4,233	168,558
Repligen Corp. (a)	6,339	736,275
Retrophin, Inc. (a)	5,596	85,171
Rhythm Pharmaceuticals, Inc. (a)(b)	3,952	74,456
Rigel Pharmaceuticals, Inc. (a)	21,745	38,924
Rocket Pharmaceuticals, Inc. (a)(b)	4,511	66,763
Rubius Therapeutics, Inc. (a)(b)	4,379	26,493
Sage Therapeutics, Inc. (a)	7,116	277,382
Sangamo Therapeutics, Inc. (a)(b)	15,931	129,838
Sarepta Therapeutics, Inc. (a)	9,540	1,124,575
Sesen Bio, Inc. (a)	12,101	6,653
Sorrento Therapeutics, Inc. (a)(b)	15,366	34,881
Spectrum Pharmaceuticals, Inc. (a)	16,303	47,279
Stemline Therapeutics, Inc. (a)(b)	6,060	31,694
Stoke Therapeutics, Inc.	1,070	22,502
Syndax Pharmaceuticals, Inc. (a)	2,585	46,530
Syros Pharmaceuticals, Inc. (a)	4,372	36,856
TCR2 Therapeutics, Inc. (a)	1,731	16,514
TG Therapeutics, Inc. (a)(b)	11,783	138,568
Translate Bio, Inc. (a)(b)	5,811	74,613
Turning Point Therapeutics, Inc.	1,955	100,702
Twist Bioscience Corp. (a)	3,956	129,401
Ultragenyx Pharmaceutical, Inc. (a)	7,339	443,496
United Therapeutics Corp. (a)	5,993	656,593
UNITY Biotechnology, Inc. (a)(b)	2,999	19,464
Vanda Pharmaceuticals, Inc. (a)	6,995	80,443
Veracyte, Inc. (a)	5,977	161,200
Verastem, Inc. (a)(b)	17,958	33,941
Vericel Corp. (a)	5,830	84,535
Viking Therapeutics, Inc. (a)(b)	8,415	48,470
Voyager Therapeutics, Inc. (a)	3,268	35,327
Xbiotech, Inc. (a)	2,341	37,035
Xencor, Inc. (a)	6,672	195,023
XOMA Corp. (a)(b)	864	21,151
Y-mAbs Therapeutics, Inc. (a)	2,224	74,682
ZIOPHARM Oncology, Inc. (a)(b)	24,367	68,228
		27,910,174
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (a)	6,102	1,167,008
Accuray, Inc. (a)	11,307	25,271
Alphatec Holdings, Inc. (a)	5,285	23,941
Angiodynamics, Inc. (a)	5,195	54,184
Antares Pharma, Inc. (a)	20,588	66,705
Atricure, Inc. (a)	5,317	229,269
Atrion Corp.	192	121,311
Avanos Medical, Inc. (a)	6,411	199,062
AxoGen, Inc. (a)	4,874	47,522
Axonics Modulation Technologies, Inc. (a)(b)	1,949	62,777
BioLife Solutions, Inc. (a)(b)	1,380	15,083
Cantel Medical Corp.	5,103	188,811
Cardiovascular Systems, Inc. (a)	4,720	198,240
Cerus Corp. (a)	22,034	135,509
CONMED Corp.	3,814	281,893
Cryolife, Inc. (a)	5,090	113,660
CryoPort, Inc. (a)(b)	5,180	97,591
Cutera, Inc. (a)	1,749	23,524
Genmark Diagnostics, Inc. (a)	7,501	93,838
Glaukos Corp. (a)(b)	5,231	191,925
Globus Medical, Inc. (a)(b)	10,341	490,784
Haemonetics Corp. (a)	6,858	780,303
Heska Corp. (a)(b)	919	65,065
Hill-Rom Holdings, Inc.	9,022	1,014,885
ICU Medical, Inc. (a)	2,600	570,206
Inogen, Inc. (a)	2,462	123,100
Integer Holdings Corp. (a)	4,426	329,560
Integra LifeSciences Holdings Corp. (a)	9,665	493,398
IntriCon Corp. (a)	1,005	13,266
Invacare Corp.	4,719	35,487
IRadimed Corp. (a)	706	15,363
iRhythm Technologies, Inc. (a)(b)	3,583	378,508
Lantheus Holdings, Inc. (a)	5,399	70,457
LeMaitre Vascular, Inc.	2,233	63,618
LivaNova PLC (a)	6,531	346,927
Masimo Corp. (a)	6,617	1,415,442
Meridian Bioscience, Inc. (a)	5,863	70,356
Merit Medical Systems, Inc. (a)	7,459	304,476
Mesa Laboratories, Inc. (b)	554	131,852
Natus Medical, Inc. (a)	4,621	115,479
Neogen Corp. (a)	7,039	440,571
Nevro Corp. (a)	4,182	491,970
NuVasive, Inc. (a)(b)	7,050	429,204
OraSure Technologies, Inc. (a)	8,315	132,541
Orthofix International NV (a)	2,670	94,652
OrthoPediatrics Corp. (a)(b)	1,282	62,626
Penumbra, Inc. (a)	4,344	770,278
Quidel Corp. (a)	5,126	712,514
Seaspine Holdings Corp. (a)	2,798	28,819
Senseonics Holdings, Inc. (a)(b)	18,795	10,713
Shockwave Medical, Inc. (a)	1,226	49,187
SI-BONE, Inc. (a)	2,574	41,622
Sientra, Inc. (a)	5,742	13,207
Silk Road Medical, Inc. (b)	775	32,457
Staar Surgical Co. (a)	3,919	150,176
SurModics, Inc. (a)	1,920	73,152
Tactile Systems Technology, Inc. (a)	2,617	135,090
Tandem Diabetes Care, Inc. (a)	7,558	602,977
TransMedics Group, Inc.	640	11,578
Vapotherm, Inc. (a)	1,922	38,978
Varex Imaging Corp. (a)	5,366	140,214
ViewRay, Inc. (a)(b)	14,327	29,800
Wright Medical Group NV (a)	17,127	498,738
Zynex, Inc. (a)	2,100	37,086
		15,193,806
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	12,029	288,816
Addus HomeCare Corp. (a)	1,813	146,889
Amedisys, Inc. (a)	4,360	802,938
American Renal Associates Holdings, Inc. (a)	2,148	16,067
AMN Healthcare Services, Inc. (a)	6,281	295,081
Apollo Medical Holdings, Inc. (a)(b)	3,172	49,293
BioScrip, Inc. (a)	4,358	62,319
BioTelemetry, Inc. (a)	4,623	215,940
Brookdale Senior Living, Inc. (a)	25,430	91,802
Chemed Corp.	2,164	901,457
Community Health Systems, Inc. (a)(b)	16,301	49,392
Corvel Corp. (a)	1,253	66,021
Covetrus, Inc. (a)(b)	13,134	156,163
Cross Country Healthcare, Inc. (a)	4,956	31,173
DaVita HealthCare Partners, Inc. (a)	12,120	957,601
Encompass Health Corp.	13,332	883,245
Guardant Health, Inc. (a)	5,439	418,585
Hanger, Inc. (a)(b)	5,224	95,913
HealthEquity, Inc. (a)	9,578	538,954
LHC Group, Inc. (a)	4,011	521,390
Magellan Health Services, Inc. (a)	2,921	177,392
MEDNAX, Inc. (a)(b)	11,412	165,702
Molina Healthcare, Inc. (a)	8,478	1,390,138
National Healthcare Corp.	1,567	107,136
National Research Corp. Class A	1,589	81,977
Owens & Minor, Inc.	8,538	60,449
Patterson Companies, Inc.	11,525	210,677
Pennant Group, Inc. (a)	3,518	69,621
PetIQ, Inc. Class A (a)(b)	2,415	69,069
Premier, Inc. (a)	8,867	294,030
Providence Service Corp. (a)	1,576	91,424
R1 RCM, Inc. (a)	13,710	141,487
RadNet, Inc. (a)	5,596	79,016
Select Medical Holdings Corp. (a)	14,683	250,639
Surgery Partners, Inc. (a)	2,583	30,479
Tenet Healthcare Corp. (a)	14,172	285,991
The Ensign Group, Inc.	6,808	254,687
The Joint Corp. (a)(b)	1,466	17,739
Tivity Health, Inc. (a)(b)	5,616	50,376
Triple-S Management Corp. (b)	3,352	56,749
U.S. Physical Therapy, Inc.	1,712	129,256
		10,603,073
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	22,264	144,716
Change Healthcare, Inc.	29,896	347,989
Computer Programs & Systems, Inc.	1,573	37,799
Evolent Health, Inc. (a)(b)	9,927	71,574
Health Catalyst, Inc. (b)	958	25,550
HealthStream, Inc. (a)	3,430	78,290
HMS Holdings Corp. (a)	11,843	339,598
Inovalon Holdings, Inc. Class A (a)	10,081	176,418
Inspire Medical Systems, Inc. (a)	1,984	142,173
Nextgen Healthcare, Inc. (a)	6,798	71,719
Omnicell, Inc. (a)	5,654	412,177
OptimizeRx Corp. (a)(b)	1,636	15,231
Phreesia, Inc.	2,108	53,522
Simulations Plus, Inc.	1,595	60,690
Tabula Rasa HealthCare, Inc. (a)(b)	2,675	169,435
Teladoc Health, Inc. (a)(b)	9,782	1,609,979
Vocera Communications, Inc. (a)(b)	4,371	82,874
		3,839,734
Life Sciences Tools & Services - 1.5%
Accelerate Diagnostics, Inc. (a)(b)	3,686	40,214
Adaptive Biotechnologies Corp.	3,066	98,143
Avantor, Inc.	29,995	504,216
Bio-Rad Laboratories, Inc. Class A (a)	2,920	1,285,092
Bio-Techne Corp.	5,147	1,158,075
Bruker Corp.	13,674	537,662
Charles River Laboratories International, Inc. (a)	6,579	951,784
Codexis, Inc. (a)(b)	6,698	77,764
Fluidigm Corp. (a)	9,124	20,438
Frontage Holdings Corp. (a)(d)	80,000	36,197
Luminex Corp.	5,604	202,024
Medpace Holdings, Inc. (a)	3,713	296,520
Nanostring Technologies, Inc. (a)	4,536	144,063
NeoGenomics, Inc. (a)	14,069	384,646
Pacific Biosciences of California, Inc. (a)	18,450	60,977
PRA Health Sciences, Inc. (a)	8,576	827,584
Quanterix Corp. (a)	1,809	47,396
Syneos Health, Inc. (a)	8,451	471,481
		7,144,276
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	8,742	14,075
Aerie Pharmaceuticals, Inc. (a)(b)	5,611	85,512
Akcea Therapeutics, Inc. (a)(b)	2,614	44,595
Amneal Pharmaceuticals, Inc. (a)	14,301	51,913
Amphastar Pharmaceuticals, Inc. (a)	4,823	81,750
ANI Pharmaceuticals, Inc. (a)	1,215	48,612
Arvinas Holding Co. LLC (a)	2,069	108,623
Assertio Therapeutics, Inc. (a)	9,525	8,334
Axsome Therapeutics, Inc. (a)(b)	3,595	341,633
Biodelivery Sciences International, Inc. (a)	10,000	45,600
Cara Therapeutics, Inc. (a)(b)	5,493	81,406
Catalent, Inc. (a)	20,963	1,449,591
Chiasma, Inc. (a)(b)	4,553	23,539
Collegium Pharmaceutical, Inc. (a)(b)	4,178	86,401
Corcept Therapeutics, Inc. (a)(b)	13,984	177,037
CorMedix, Inc. (a)(b)	3,372	13,994
CymaBay Therapeutics, Inc. (a)(b)	7,873	13,935
Durect Corp. (a)(b)	24,995	53,239
Endo International PLC (a)	27,513	126,560
Evolus, Inc. (a)(b)	2,935	12,210
Horizon Pharma PLC (a)	25,395	915,236
Innoviva, Inc. (a)(b)	8,854	125,550
Intersect ENT, Inc. (a)	4,340	49,823
Intra-Cellular Therapies, Inc. (a)	7,300	128,991
Jazz Pharmaceuticals PLC (a)	7,620	840,105
Kala Pharmaceuticals, Inc. (a)(b)	3,133	31,205
Lannett Co., Inc. (a)(b)	4,808	45,868
Mallinckrodt PLC (a)(b)	11,543	46,865
MyoKardia, Inc. (a)	6,265	393,567
Nektar Therapeutics (a)(b)	23,878	458,458
Ocular Therapeutix, Inc. (a)(b)	5,933	34,174
Odonate Therapeutics, Inc. (a)	1,521	42,816
Omeros Corp. (a)(b)	6,661	110,706
OptiNose, Inc. (a)(b)	3,239	13,086
Pacira Biosciences, Inc. (a)	5,677	234,403
Paratek Pharmaceuticals, Inc. (a)(b)	5,431	22,213
Perrigo Co. PLC	18,418	981,679
Phibro Animal Health Corp. Class A	2,683	71,663
Prestige Brands Holdings, Inc. (a)	6,754	274,820
Reata Pharmaceuticals, Inc. (a)	3,438	543,754
Revance Therapeutics, Inc. (a)(b)	6,358	117,687
Supernus Pharmaceuticals, Inc. (a)	7,146	167,216
TherapeuticsMD, Inc. (a)(b)	29,045	45,891
Theravance Biopharma, Inc. (a)(b)	6,350	185,166
Tricida, Inc. (a)	3,720	112,530
WAVE Life Sciences (a)(b)	2,333	20,250
Xeris Pharmaceuticals, Inc. (a)	4,746	12,814
Zogenix, Inc. (a)	6,989	197,299
Zynerba Pharmaceuticals, Inc. (a)(b)	2,810	10,875
		9,103,269

TOTAL HEALTH CARE		73,794,332

INDUSTRIALS - 15.2%
Aerospace & Defense - 1.0%
AAR Corp.	4,530	88,697
Aerojet Rocketdyne Holdings, Inc. (a)(b)	9,724	400,045
AeroVironment, Inc. (a)	2,903	174,935
Astronics Corp. (a)	3,229	28,996
Axon Enterprise, Inc. (a)	8,029	583,789
BWX Technologies, Inc.	12,854	682,033
Cubic Corp. (b)	4,194	160,253
Curtiss-Wright Corp.	5,739	594,847
Ducommun, Inc. (a)	1,431	40,411
Hexcel Corp.	11,406	394,534
Kratos Defense & Security Solutions, Inc. (a)	12,118	182,012
Maxar Technologies, Inc. (b)	7,972	100,527
Mercury Systems, Inc. (a)	7,510	669,592
Moog, Inc. Class A	4,301	212,813
National Presto Industries, Inc.	673	54,722
Park Aerospace Corp.	2,730	36,336
Parsons Corp.	2,500	93,500
Spirit AeroSystems Holdings, Inc. Class A	13,975	309,686
Triumph Group, Inc. (b)	6,654	46,844
Vectrus, Inc. (a)	1,547	80,459
		4,935,031
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	8,089	163,721
Atlas Air Worldwide Holdings, Inc. (a)	3,524	115,763
C.H. Robinson Worldwide, Inc.	18,248	1,293,783
Echo Global Logistics, Inc. (a)	3,612	63,318
Forward Air Corp.	3,795	195,822
Hub Group, Inc. Class A (a)	4,534	218,131
XPO Logistics, Inc. (a)	12,485	833,249
		2,883,787
Airlines - 0.3%
Alaska Air Group, Inc.	16,720	543,734
Allegiant Travel Co. (b)	1,772	139,067
Hawaiian Holdings, Inc.	6,503	93,643
JetBlue Airways Corp. (a)	39,046	380,308
Mesa Air Group, Inc. (a)(b)	3,226	14,662
SkyWest, Inc.	6,742	208,665
Spirit Airlines, Inc. (a)	9,207	138,289
		1,518,368
Building Products - 1.4%
A.O. Smith Corp.	18,562	786,658
AAON, Inc.	5,503	262,163
Advanced Drain Systems, Inc.	7,065	286,415
American Woodmark Corp. (a)	2,075	106,676
Apogee Enterprises, Inc.	3,461	70,743
Armstrong World Industries, Inc.	6,549	504,797
Builders FirstSource, Inc. (a)	15,764	289,269
CSW Industrials, Inc.	2,004	132,745
Gibraltar Industries, Inc. (a)	4,366	202,146
Griffon Corp.	5,909	96,967
Insteel Industries, Inc.	2,319	40,745
Jeld-Wen Holding, Inc. (a)	8,855	112,459
Lennox International, Inc.	4,741	885,050
Masonite International Corp. (a)(b)	3,369	199,041
NCI Building Systems, Inc. (a)	5,895	31,420
Owens Corning	14,865	644,546
Patrick Industries, Inc.	3,047	125,597
PGT, Inc. (a)	7,842	81,086
Quanex Building Products Corp.	4,437	55,329
Resideo Technologies, Inc. (a)	16,286	83,547
Simpson Manufacturing Co. Ltd.	5,437	392,008
Trex Co., Inc. (a)(b)	7,861	748,524
Universal Forest Products, Inc.	8,368	344,092
		6,482,023
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	9,030	311,445
ACCO Brands Corp.	12,644	93,566
ADS Waste Holdings, Inc. (a)	9,602	309,665
Brady Corp. Class A	6,722	292,676
BrightView Holdings, Inc. (a)(b)	3,923	50,293
Casella Waste Systems, Inc. Class A (a)(b)	5,946	275,775
Cimpress PLC (a)	3,297	239,989
Clean Harbors, Inc. (a)	6,991	373,529
Covanta Holding Corp.	15,648	121,741
Deluxe Corp.	5,667	159,639
Ennis, Inc.	3,520	65,507
Harsco Corp. (a)	10,322	103,014
Healthcare Services Group, Inc.	9,984	254,492
Herman Miller, Inc.	7,954	179,283
HNI Corp.	5,903	143,679
IAA Spinco, Inc. (a)	17,993	694,530
Interface, Inc.	7,664	70,815
KAR Auction Services, Inc.	17,244	258,315
Kimball International, Inc. Class B	5,311	65,166
Knoll, Inc.	6,778	79,031
Matthews International Corp. Class A	4,108	98,346
McGrath RentCorp.	3,368	183,724
Mobile Mini, Inc.	5,937	169,620
MSA Safety, Inc.	4,793	539,356
Pitney Bowes, Inc.	22,376	78,987
Quad/Graphics, Inc.	4,212	15,669
R.R. Donnelley & Sons Co.	8,592	14,692
Rollins, Inc.	19,000	760,000
SP Plus Corp. (a)	3,072	64,788
Steelcase, Inc. Class A	11,898	130,283
Stericycle, Inc. (a)	12,261	598,337
Team, Inc. (a)(b)	3,809	23,502
Tetra Tech, Inc.	7,347	553,082
The Brink's Co.	6,829	349,098
U.S. Ecology, Inc.	3,473	113,845
UniFirst Corp.	2,067	347,566
Viad Corp.	2,816	67,500
		8,250,545
Construction & Engineering - 0.9%
AECOM (a)	21,169	767,588
Aegion Corp. (a)	4,042	64,874
Ameresco, Inc. Class A (a)(b)	2,375	42,893
Arcosa, Inc.	6,472	241,211
Argan, Inc.	1,738	65,245
Comfort Systems U.S.A., Inc.	4,939	164,469
Construction Partners, Inc. Class A (a)	4,456	81,678
Dycom Industries, Inc. (a)	4,265	139,039
EMCOR Group, Inc.	7,617	483,908
Fluor Corp.	18,914	221,294
Granite Construction, Inc.	6,397	105,167
Great Lakes Dredge & Dock Corp. (a)	8,741	77,270
MasTec, Inc. (a)(b)	8,211	294,775
MYR Group, Inc. (a)	2,342	70,260
Northwest Pipe Co. (a)	1,286	31,276
NV5 Holdings, Inc. (a)(b)	1,364	63,767
Primoris Services Corp.	5,929	92,552
Quanta Services, Inc.	19,268	700,584
Sterling Construction Co., Inc. (a)	3,325	32,851
Tutor Perini Corp. (a)(b)	5,355	37,485
Valmont Industries, Inc.	2,918	342,106
Williams Scotsman Corp. (a)	7,626	88,843
		4,209,135
Electrical Equipment - 1.1%
Acuity Brands, Inc.	5,338	462,217
Allied Motion Technologies, Inc.	1,003	28,906
American Superconductor Corp. (a)	2,522	14,502
Atkore International Group, Inc. (a)	6,288	153,050
AZZ, Inc.	3,614	113,443
Bloom Energy Corp. Class A (a)(b)	3,250	24,928
Encore Wire Corp.	2,841	130,061
EnerSys	5,819	339,771
Generac Holdings, Inc. (a)	8,469	825,219
GrafTech International Ltd.	7,882	64,002
Hubbell, Inc. Class B	7,359	915,680
nVent Electric PLC	20,861	389,058
Plug Power, Inc. (a)(b)	40,347	168,852
Powell Industries, Inc.	1,152	29,226
Regal Beloit Corp.	5,575	395,881
Sensata Technologies, Inc. PLC (a)	21,366	777,295
Sunrun, Inc. (a)	10,679	149,826
Thermon Group Holdings, Inc. (a)	4,513	68,959
TPI Composites, Inc. (a)(b)	4,154	72,820
Vicor Corp. (a)	2,487	132,234
Vivint Solar, Inc. (a)(b)	5,997	38,021
		5,293,951
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	7,654	925,828
Raven Industries, Inc.	4,883	108,744
		1,034,572
Machinery - 4.5%
AGCO Corp.	8,496	448,929
Alamo Group, Inc.	1,281	126,102
Albany International Corp. Class A	4,148	212,129
Allison Transmission Holdings, Inc.	16,027	582,421
Altra Industrial Motion Corp.	8,704	242,929
Astec Industries, Inc.	2,983	119,648
Barnes Group, Inc.	6,440	247,167
Blue Bird Corp. (a)	1,850	22,700
Briggs & Stratton Corp. (b)	5,466	12,408
Chart Industries, Inc. (a)	4,811	171,849
CIRCOR International, Inc. (a)	2,627	39,221
Colfax Corp. (a)(b)	11,457	295,476
Columbus McKinnon Corp. (NY Shares)	3,086	83,569
Commercial Vehicle Group, Inc. (a)	3,500	8,470
Crane Co.	6,981	380,115
Donaldson Co., Inc.	17,115	750,150
Douglas Dynamics, Inc.	3,079	113,800
Energy Recovery, Inc. (a)(b)	4,323	35,189
Enerpac Tool Group Corp. Class A (b)	7,467	127,387
EnPro Industries, Inc.	2,844	128,975
ESCO Technologies, Inc.	3,497	266,821
Evoqua Water Technologies Corp. (a)	9,670	155,204
Federal Signal Corp.	8,134	219,049
Flowserve Corp.	17,809	501,680
Franklin Electric Co., Inc.	5,216	264,973
Gardner Denver Holdings, Inc. (a)	46,767	1,359,984
Gates Industrial Corp. PLC (a)(b)	5,939	51,016
Gorman-Rupp Co.	2,282	67,319
Graco, Inc.	22,512	1,005,386
Greenbrier Companies, Inc.	4,537	77,038
Hillenbrand, Inc.	10,089	211,365
Hyster-Yale Materials Handling Class A	1,289	50,323
ITT, Inc.	11,800	622,096
John Bean Technologies Corp.	4,249	326,068
Kadant, Inc.	1,538	129,330
Kennametal, Inc.	11,167	285,987
Lincoln Electric Holdings, Inc.	8,280	666,623
Lindsay Corp.	1,454	130,860
LiqTech International, Inc. (a)(b)	2,145	9,073
Lydall, Inc. (a)	2,151	24,091
Manitowoc Co., Inc. (a)	4,630	42,689
Meritor, Inc. (a)(b)	10,016	205,328
Middleby Corp. (a)	7,584	421,898
Miller Industries, Inc.	1,497	45,479
Mueller Industries, Inc.	7,741	200,492
Mueller Water Products, Inc. Class A	20,955	198,863
Navistar International Corp. (a)	8,747	207,916
NN, Inc.	5,468	18,865
Nordson Corp.	6,913	1,112,371
Omega Flex, Inc.	381	34,328
Oshkosh Corp.	9,228	623,167
Pentair PLC	22,725	786,058
Proto Labs, Inc. (a)(b)	3,590	364,708
RBC Bearings, Inc. (a)	3,367	426,532
REV Group, Inc.	3,717	19,774
Rexnord Corp.	16,416	447,664
Snap-On, Inc.	7,431	968,185
Spartan Motors, Inc.	4,255	59,953
SPX Corp. (a)(b)	5,999	228,742
SPX Flow, Inc. (a)	5,675	184,835
Standex International Corp.	1,616	80,541
Sun Hydraulics Corp.	3,931	139,826
Tennant Co. (b)	2,476	146,505
Terex Corp.	8,746	132,852
Timken Co.	9,089	341,565
Toro Co.	14,363	916,503
TriMas Corp. (a)	6,078	144,900
Trinity Industries, Inc. (b)	13,230	255,207
Wabash National Corp.	7,161	58,720
WABCO Holdings, Inc. (a)	6,882	924,803
Watts Water Technologies, Inc. Class A	3,712	305,869
Welbilt, Inc. (a)	17,312	85,348
Woodward, Inc.	7,614	461,104
		21,164,510
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	9,968	16,746
Genco Shipping & Trading Ltd.	1,824	10,634
Kirby Corp. (a)	8,127	434,144
Matson, Inc.	5,798	175,332
		636,856
Professional Services - 1.2%
ASGN, Inc. (a)	7,149	332,071
Barrett Business Services, Inc.	1,077	52,687
CBIZ, Inc. (a)	7,466	177,318
CoreLogic, Inc.	10,708	411,401
CRA International, Inc.	993	41,835
Exponent, Inc.	7,009	492,943
Forrester Research, Inc. (a)	1,396	43,695
Franklin Covey Co. (a)	1,293	26,830
FTI Consulting, Inc. (a)	5,090	648,262
Heidrick & Struggles International, Inc.	2,627	58,950
Huron Consulting Group, Inc. (a)	3,116	174,621
ICF International, Inc.	2,529	185,983
Insperity, Inc.	5,129	244,705
Kelly Services, Inc. Class A (non-vtg.)	4,315	66,667
Kforce, Inc.	2,772	83,021
Korn Ferry (b)	7,462	215,129
Manpower, Inc.	7,990	593,178
MISTRAS Group, Inc. (a)	2,336	11,096
Nielsen Holdings PLC	47,861	704,993
Resources Connection, Inc.	4,257	46,316
Robert Half International, Inc.	15,983	755,516
TriNet Group, Inc. (a)	5,939	290,833
TrueBlue, Inc. (a)	5,103	79,250
Upwork, Inc. (a)	8,255	68,764
Willdan Group, Inc. (a)(b)	1,257	31,878
		5,837,942
Road & Rail - 0.9%
AMERCO	1,080	302,540
ArcBest Corp.	3,611	73,556
Avis Budget Group, Inc. (a)(b)	7,721	127,242
Covenant Transport Group, Inc. Class A (a)	1,732	15,380
Heartland Express, Inc.	6,198	121,419
Hertz Global Holdings, Inc. (a)(b)	13,793	55,724
J.B. Hunt Transport Services, Inc.	11,508	1,163,689
Knight-Swift Transportation Holdings, Inc. Class A	16,620	617,932
Landstar System, Inc.	5,339	551,572
Marten Transport Ltd.	5,282	118,422
Ryder System, Inc.	7,244	256,438
Saia, Inc. (a)	3,502	324,005
Schneider National, Inc. Class B	4,630	101,443
Universal Logistics Holdings, Inc.	1,024	14,264
Werner Enterprises, Inc.	5,995	240,519
YRC Worldwide, Inc. (a)(b)	4,303	7,401
		4,091,546
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A (b)	14,107	368,898
Applied Industrial Technologies, Inc.	5,208	272,847
Beacon Roofing Supply, Inc. (a)	9,374	206,228
BlueLinx Corp. (a)	1,201	6,569
BMC Stock Holdings, Inc. (a)	9,123	193,864
CAI International, Inc. (a)	2,092	34,497
DXP Enterprises, Inc. (a)	2,111	31,496
Foundation Building Materials, Inc. (a)	2,299	26,898
GATX Corp. (b)	4,723	280,074
GMS, Inc. (a)	5,839	107,321
H&E Equipment Services, Inc.	4,395	71,463
HD Supply Holdings, Inc. (a)	22,330	662,754
Herc Holdings, Inc. (a)	3,370	95,135
Kaman Corp.	3,732	144,652
MRC Global, Inc. (a)	10,715	57,432
MSC Industrial Direct Co., Inc. Class A	6,132	365,712
Now, Inc. (a)	14,740	90,946
Rush Enterprises, Inc. Class A	3,891	145,913
SiteOne Landscape Supply, Inc. (a)(b)	5,614	497,569
Textainer Group Holdings Ltd. (a)(b)	6,783	59,555
Titan Machinery, Inc. (a)	2,249	21,141
Triton International Ltd. (b)	7,152	221,569
Univar, Inc. (a)	18,568	269,607
Veritiv Corp. (a)	1,535	14,383
Watsco, Inc.	4,405	709,161
WESCO International, Inc. (a)	5,738	148,442
		5,104,126
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	10,572	291,681

TOTAL INDUSTRIALS		71,734,073

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.5%
Acacia Communications, Inc. (a)	5,012	339,262
ADTRAN, Inc.	6,749	69,380
Applied Optoelectronics, Inc. (a)(b)	2,428	26,028
CalAmp Corp. (a)	4,575	30,744
Calix Networks, Inc. (a)	6,768	77,832
Casa Systems, Inc. (a)	3,890	19,956
Ciena Corp. (a)	20,927	967,874
CommScope Holding Co., Inc. (a)	26,217	288,649
Comtech Telecommunications Corp.	3,217	59,547
Digi International, Inc. (a)	3,692	41,904
EchoStar Holding Corp. Class A (a)	6,120	193,086
Extreme Networks, Inc. (a)	15,994	54,380
F5 Networks, Inc. (a)	8,227	1,145,692
Harmonic, Inc. (a)	13,105	76,009
Infinera Corp. (a)(b)	21,004	129,490
Inseego Corp. (a)(b)	7,246	86,590
InterDigital, Inc.	4,209	243,154
Juniper Networks, Inc.	45,271	977,854
Lumentum Holdings, Inc. (a)	10,454	845,833
NETGEAR, Inc. (a)	3,966	95,105
NetScout Systems, Inc. (a)	8,866	234,772
Plantronics, Inc. (b)	4,501	63,554
Sonus Networks, Inc. (a)	11,856	43,215
Ubiquiti, Inc.	1,654	267,998
ViaSat, Inc. (a)	7,772	329,533
Viavi Solutions, Inc. (a)	30,794	371,992
		7,079,433
Electronic Equipment & Components - 2.8%
Akoustis Technologies, Inc. (a)(b)	3,449	31,248
Anixter International, Inc. (a)	4,053	376,362
Arlo Technologies, Inc. (a)	9,795	26,838
Arrow Electronics, Inc. (a)	11,023	693,567
Avnet, Inc.	13,636	409,353
Badger Meter, Inc.	3,977	234,762
Belden, Inc.	5,177	177,002
Benchmark Electronics, Inc.	5,076	104,870
Cognex Corp.	23,117	1,276,983
Coherent, Inc. (a)	3,268	417,879
CTS Corp.	4,359	100,954
Dolby Laboratories, Inc. Class A	8,636	518,419
ePlus, Inc. (a)	1,856	131,312
Fabrinet (a)	4,973	312,056
FARO Technologies, Inc. (a)	2,415	132,559
Fitbit, Inc. (a)	31,031	207,597
FLIR Systems, Inc.	18,150	787,710
II-VI, Inc. (a)(b)	11,858	408,152
Insight Enterprises, Inc. (a)	4,781	259,560
IPG Photonics Corp. (a)	4,784	618,715
Itron, Inc. (a)	4,769	332,972
Jabil, Inc.	18,995	540,218
KEMET Corp.	7,826	211,380
Knowles Corp. (a)	11,549	179,587
Littelfuse, Inc.	3,286	477,259
Luna Innovations, Inc. (a)	2,957	22,562
Methode Electronics, Inc. Class A	4,980	149,500
MTS Systems Corp.	2,430	51,686
Napco Security Technolgies, Inc. (a)	1,486	29,779
National Instruments Corp.	15,949	612,761
nLIGHT, Inc. (a)	4,282	67,484
Novanta, Inc. (a)	4,728	410,816
OSI Systems, Inc. (a)	2,331	168,718
Par Technology Corp. (a)(b)	1,676	31,693
PC Connection, Inc.	1,502	69,017
Plexus Corp. (a)	3,908	244,993
Rogers Corp. (a)(b)	2,509	278,599
Sanmina Corp. (a)	9,462	262,381
ScanSource, Inc. (a)	3,531	91,524
SYNNEX Corp.	5,504	481,930
Tech Data Corp. (a)	4,775	671,556
TTM Technologies, Inc. (a)	13,287	153,996
Vishay Intertechnology, Inc.	18,012	298,819
Vishay Precision Group, Inc. (a)	1,865	43,119
		13,108,247
IT Services - 2.1%
3PEA International, Inc. (a)(b)	3,494	30,048
Alliance Data Systems Corp.	5,545	277,638
Brightcove, Inc. (a)	4,785	37,323
CACI International, Inc. Class A (a)	3,387	847,224
Cardtronics PLC (a)(b)	4,870	111,523
Cass Information Systems, Inc.	1,574	63,133
Conduent, Inc. (a)	21,498	54,175
CSG Systems International, Inc.	4,437	215,549
DXC Technology Co.	34,447	624,524
Endurance International Group Holdings, Inc. (a)	10,650	27,317
Euronet Worldwide, Inc. (a)	7,287	668,655
EVERTEC, Inc.	7,955	201,580
EVO Payments, Inc. Class A (a)	5,688	113,248
ExlService Holdings, Inc. (a)	4,600	283,958
Fastly, Inc. Class A	1,754	37,974
Genpact Ltd.	20,830	717,177
GreenSky, Inc. Class A (a)(b)	5,456	23,679
GTT Communications, Inc. (a)(b)	3,840	43,622
Hackett Group, Inc.	3,499	51,890
i3 Verticals, Inc. Class A (a)	1,891	43,947
International Money Express, Inc. (a)	3,337	26,963
KBR, Inc.	19,294	390,896
Limelight Networks, Inc. (a)	15,556	78,869
Liveramp Holdings, Inc. (a)	9,218	348,993
ManTech International Corp. Class A	3,616	269,609
Maximus, Inc.	8,644	581,914
MongoDB, Inc. Class A (a)(b)	4,718	764,929
NIC, Inc.	8,974	217,440
Perficient, Inc. (a)	4,424	154,088
Perspecta, Inc.	18,657	402,431
Repay Holdings Corp. (a)(b)	3,993	71,355
Sabre Corp.	36,917	268,387
Science Applications International Corp.	6,661	543,937
Switch, Inc. Class A	7,827	134,390
Sykes Enterprises, Inc. (a)	5,228	149,678
Ttec Holdings, Inc.	2,397	93,435
Unisys Corp. (a)	7,036	88,583
Verra Mobility Corp. (a)	17,530	157,069
Virtusa Corp. (a)	4,034	133,122
WEX, Inc. (a)	5,840	772,749
		10,123,021
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research, Inc. (a)	1,191	47,557
Adesto Technologies Corp. (a)	3,673	43,525
Advanced Energy Industries, Inc. (a)	5,207	289,509
Alpha & Omega Semiconductor Ltd. (a)	2,495	30,015
Ambarella, Inc. (a)	4,247	223,307
Amkor Technology, Inc. (a)	14,262	140,909
Axcelis Technologies, Inc. (a)	4,442	103,765
Brooks Automation, Inc.	9,741	374,931
Cabot Microelectronics Corp.	3,950	484,033
Ceva, Inc. (a)	3,038	95,241
Cirrus Logic, Inc. (a)	7,830	591,948
Cohu, Inc.	5,603	92,618
Cree, Inc. (a)	14,586	629,094
Diodes, Inc. (a)	5,578	283,864
DSP Group, Inc. (a)	3,070	52,958
Enphase Energy, Inc. (a)	10,717	501,877
Entegris, Inc.	18,212	987,637
First Solar, Inc. (a)(b)	10,220	449,782
FormFactor, Inc. (a)	10,243	238,662
Ichor Holdings Ltd. (a)	2,973	74,028
Impinj, Inc. (a)(b)	1,938	43,527
Inphi Corp. (a)	6,174	596,038
Kulicke & Soffa Industries, Inc.	8,546	204,848
Lattice Semiconductor Corp. (a)	18,012	405,450
MACOM Technology Solutions Holdings, Inc. (a)	6,206	190,276
MaxLinear, Inc. Class A (a)	8,808	145,244
MKS Instruments, Inc.	7,339	735,588
Monolithic Power Systems, Inc.	5,460	1,091,509
NeoPhotonics Corp. (a)	5,472	52,641
NVE Corp.	673	38,206
ON Semiconductor Corp. (a)	55,598	892,070
Onto Innovation, Inc. (a)	6,606	214,431
PDF Solutions, Inc. (a)	3,849	61,469
Photronics, Inc. (a)	8,949	106,941
Power Integrations, Inc.	3,979	407,251
Rambus, Inc. (a)	15,031	188,338
Semtech Corp. (a)	8,909	403,043
Silicon Laboratories, Inc. (a)	5,886	572,237
SMART Global Holdings, Inc. (a)	1,722	43,549
SolarEdge Technologies, Inc. (a)	6,578	734,039
SunPower Corp. (a)(b)	12,027	88,398
Synaptics, Inc. (a)	4,538	296,740
Ultra Clean Holdings, Inc. (a)	5,285	97,191
Universal Display Corp.	5,732	860,488
Veeco Instruments, Inc. (a)	6,680	73,012
Xperi Corp.	6,769	103,430
		14,381,214
Software - 6.0%
2U, Inc. (a)(b)	8,516	202,255
8x8, Inc. (a)(b)	13,509	229,113
A10 Networks, Inc. (a)	7,309	49,920
ACI Worldwide, Inc. (a)	15,706	430,344
Agilysys, Inc. (a)	2,667	52,247
Alarm.com Holdings, Inc. (a)	4,958	221,771
Altair Engineering, Inc. Class A (a)(b)	5,149	169,866
Alteryx, Inc. Class A (a)(b)	6,595	746,422
Anaplan, Inc. (a)	11,560	472,342
AppFolio, Inc. (a)(b)	1,963	215,655
Appian Corp. Class A (a)(b)	4,600	210,082
Aspen Technology, Inc. (a)	9,220	942,745
Asure Software, Inc. (a)	1,436	8,846
Avalara, Inc. (a)	8,881	793,695
Avaya Holdings Corp.(a)(b)	13,460	133,792
Benefitfocus, Inc. (a)	3,880	42,020
Blackbaud, Inc.	6,599	364,661
BlackLine, Inc. (a)	5,767	350,288
Bottomline Technologies, Inc. (a)	5,135	213,770
Box, Inc. Class A (a)	20,094	324,317
CDK Global, Inc.	16,334	641,600
Cerence, Inc. (a)(b)	4,937	104,467
Ceridian HCM Holding, Inc. (a)(b)	13,635	804,056
Cloudera, Inc. (a)(b)	33,184	274,764
CommVault Systems, Inc. (a)	5,695	243,120
Cornerstone OnDemand, Inc. (a)	7,240	242,974
Crowdstrike Holdings, Inc.	2,785	188,433
Digimarc Corp. (a)(b)	1,564	26,197
Digital Turbine, Inc. (a)	8,277	48,503
Domo, Inc. Class B (a)	2,629	51,134
Dropbox, Inc. Class A (a)	29,202	613,826
Dynatrace, Inc.	12,154	362,797
Ebix, Inc.	2,930	61,325
Elastic NV (a)	4,398	282,088
Envestnet, Inc. (a)	7,076	442,392
Everbridge, Inc. (a)	4,569	508,895
FireEye, Inc. (a)	29,475	339,257
Five9, Inc. (a)	8,258	765,269
Forescout Technologies, Inc. (a)	5,260	167,058
Globalscape, Inc.	1,349	12,573
HubSpot, Inc. (a)	5,426	914,986
Intelligent Systems Corp. (a)(b)	722	24,216
j2 Global, Inc.	6,229	502,307
LivePerson, Inc. (a)	8,279	198,199
LogMeIn, Inc.	6,554	560,105
Manhattan Associates, Inc. (a)	8,607	610,581
MicroStrategy, Inc. Class A (a)	1,111	140,353
Mitek Systems, Inc. (a)	5,278	49,244
MobileIron, Inc. (a)	11,651	59,304
Model N, Inc. (a)	3,763	108,600
New Relic, Inc. (a)	6,802	365,199
Nuance Communications, Inc. (a)	38,209	771,822
Nutanix, Inc. Class A (a)	19,683	403,305
Onespan, Inc. (a)	4,420	74,256
Parametric Technology Corp. (a)	14,044	972,547
Pareteum Corp. (a)(b)	17,343	10,992
Paylocity Holding Corp. (a)	4,840	554,325
Pegasystems, Inc.	5,165	431,897
Pluralsight, Inc. (a)(b)	11,216	184,391
Progress Software Corp.	6,013	245,992
Proofpoint, Inc. (a)	7,628	928,556
PROS Holdings, Inc. (a)	5,219	179,481
Q2 Holdings, Inc. (a)	5,954	474,653
QAD, Inc. Class A	1,580	66,866
Qualys, Inc. (a)	4,519	476,483
Rapid7, Inc. (a)	5,923	269,793
RealPage, Inc. (a)(b)	10,763	694,106
SailPoint Technologies Holding, Inc. (a)(b)	11,609	215,811
SecureWorks Corp. (a)	1,158	13,178
ShotSpotter, Inc. (a)(b)	1,028	35,332
Smartsheet, Inc. (a)	12,244	645,504
Smith Micro Software, Inc. (a)(b)	3,137	14,901
SolarWinds, Inc. (a)(b)	8,721	148,083
SPS Commerce, Inc. (a)	4,744	263,339
SurveyMonkey (a)	12,094	189,876
Synchronoss Technologies, Inc. (a)	4,588	15,829
TeleNav, Inc. (a)	4,953	23,131
Tenable Holdings, Inc. (a)	5,700	148,542
Teradata Corp. (a)	15,271	375,514
TiVo Corp.	17,116	120,325
Upland Software, Inc. (a)(b)	2,728	86,287
Varonis Systems, Inc. (a)	4,137	277,386
Verint Systems, Inc. (a)	9,006	384,916
VirnetX Holding Corp. (a)	8,470	47,093
Workiva, Inc. (a)	5,082	194,895
Yext, Inc. (a)	12,640	161,792
Zendesk, Inc. (a)	15,174	1,166,577
Zix Corp. (a)	7,344	40,245
Zoom Video Communications, Inc. Class A	3,964	535,814
Zscaler, Inc. (a)(b)	8,829	592,249
Zuora, Inc. (a)	9,558	101,028
		28,425,085
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	16,116	136,825
Avid Technology, Inc. (a)	4,372	30,691
Dell Technologies, Inc. (a)	20,995	896,277
Diebold Nixdorf, Inc. (a)(b)	9,972	49,162
Immersion Corp. (a)	4,184	29,121
NCR Corp. (a)	17,095	350,789
Pure Storage, Inc. Class A (a)	30,627	441,029
Xerox Holdings Corp.	25,075	458,622
		2,392,516

TOTAL INFORMATION TECHNOLOGY		75,509,516

MATERIALS - 5.1%
Chemicals - 2.5%
Advanced Emissions Solutions, Inc.	2,220	16,495
AdvanSix, Inc. (a)	3,857	46,978
Albemarle Corp. U.S. (b)	14,350	881,521
American Vanguard Corp.	3,647	45,843
Amyris, Inc. (a)(b)	9,365	25,286
Ashland Global Holdings, Inc.	8,219	507,030
Axalta Coating Systems Ltd. (a)	28,150	555,681
Balchem Corp.	4,353	388,462
Cabot Corp.	7,759	262,953
CF Industries Holdings, Inc.	29,481	810,728
Chase Corp.	956	90,113
Element Solutions, Inc. (a)	29,723	304,661
Ferro Corp. (a)	11,319	112,850
GCP Applied Technologies, Inc. (a)	7,390	126,517
H.B. Fuller Co.	6,978	256,721
Huntsman Corp.	27,344	459,653
Ingevity Corp. (a)	5,601	290,804
Innospec, Inc.	3,348	242,797
Intrepid Potash, Inc. (a)	11,348	10,929
Koppers Holdings, Inc. (a)	2,693	42,442
Kraton Performance Polymers, Inc. (a)	4,172	65,125
Kronos Worldwide, Inc. (b)	3,212	30,482
Livent Corp. (a)(b)	19,681	122,022
Minerals Technologies, Inc.	4,745	208,970
NewMarket Corp.	997	410,206
Olin Corp.	21,505	287,092
PolyOne Corp.	12,168	283,393
PQ Group Holdings, Inc. (a)	5,139	60,229
Quaker Chemical Corp.	1,741	264,841
Rayonier Advanced Materials, Inc.	5,980	10,644
RPM International, Inc.	17,514	1,163,105
Sensient Technologies Corp.	5,689	271,877
Stepan Co.	2,711	258,629
The Chemours Co. LLC	21,869	256,523
The Mosaic Co.	47,366	545,183
The Scotts Miracle-Gro Co. Class A	5,358	664,553
Tredegar Corp.	3,234	53,296
Trinseo SA	5,325	108,896
Tronox Holdings PLC	12,867	87,753
Valvoline, Inc.	25,387	436,403
Venator Materials PLC (a)(b)	6,315	8,020
W.R. Grace & Co.	7,627	360,223
Westlake Chemical Corp.	4,657	202,347
		11,638,276
Construction Materials - 0.1%
Eagle Materials, Inc.	5,684	346,781
Forterra, Inc. (a)	2,332	19,029
Summit Materials, Inc. (a)	15,092	228,040
U.S. Concrete, Inc. (a)	2,075	39,799
		633,649
Containers & Packaging - 1.1%
Aptargroup, Inc.	8,614	922,387
Berry Global Group, Inc. (a)	17,916	712,878
Graphic Packaging Holding Co.	39,095	521,918
Greif, Inc. Class A	3,555	120,479
Myers Industries, Inc.	4,819	59,563
O-I Glass, Inc.	20,920	172,381
Packaging Corp. of America	12,792	1,236,347
Sealed Air Corp.	20,901	597,560
Silgan Holdings, Inc.	10,400	358,800
Sonoco Products Co.	13,540	661,294
UFP Technologies, Inc. (a)	899	38,657
		5,402,264
Metals & Mining - 1.1%
Alcoa Corp. (a)	24,964	203,457
Allegheny Technologies, Inc. (a)	16,890	126,844
Carpenter Technology Corp.	6,489	143,861
Century Aluminum Co. (a)	6,360	27,666
Cleveland-Cliffs, Inc. (b)	53,700	235,206
Coeur d'Alene Mines Corp. (a)	32,447	136,602
Commercial Metals Co.	16,066	256,092
Compass Minerals International, Inc.	4,586	225,448
Contura Energy, Inc. (a)	2,398	9,160
Gold Resource Corp.	8,595	35,497
Haynes International, Inc.	1,678	37,084
Hecla Mining Co.	70,301	184,892
Kaiser Aluminum Corp.	2,176	157,172
Materion Corp.	2,776	143,630
McEwen Mining, Inc. (a)(b)	40,434	38,934
Reliance Steel & Aluminum Co.	9,006	806,757
Royal Gold, Inc.	8,860	1,085,616
Ryerson Holding Corp. (a)	1,835	8,478
Schnitzer Steel Industries, Inc. Class A	3,844	59,813
Steel Dynamics, Inc.	29,143	707,301
SunCoke Energy, Inc.	11,335	35,705
TimkenSteel Corp. (a)(b)	5,123	13,320
United States Steel Corp. (b)	23,027	176,847
Warrior Metropolitan Coal, Inc.	6,926	86,921
Worthington Industries, Inc.	4,980	131,671
		5,073,974
Paper & Forest Products - 0.3%
Boise Cascade Co.	5,260	164,480
Clearwater Paper Corp. (a)	2,130	50,992
Domtar Corp.	7,703	179,942
Louisiana-Pacific Corp.	16,047	320,940
Mercer International, Inc. (SBI)	5,445	54,886
Neenah, Inc.	2,342	114,430
P.H. Glatfelter Co.	6,086	88,856
Resolute Forest Products (a)	11,243	27,096
Schweitzer-Mauduit International, Inc.	4,125	132,908
Verso Corp. (a)(b)	4,496	62,449
		1,196,979

TOTAL MATERIALS		23,945,142

REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 8.0%
Acadia Realty Trust (SBI)	11,775	145,892
Agree Realty Corp.	6,551	426,536
Alexander & Baldwin, Inc.	9,221	121,164
Alexanders, Inc.	288	90,795
American Assets Trust, Inc.	6,438	182,324
American Campus Communities, Inc.	18,575	655,512
American Finance Trust, Inc.	14,504	111,826
American Homes 4 Rent Class A	34,528	833,506
Americold Realty Trust	25,936	793,382
Apartment Investment & Management Co. Class A	20,182	760,256
Apple Hospitality (REIT), Inc.	28,310	274,041
Armada Hoffler Properties, Inc.	7,567	72,719
Ashford Hospitality Trust, Inc.	10,286	8,458
Bluerock Residential Growth (REIT), Inc.	2,918	16,983
Braemar Hotels & Resorts, Inc.	3,682	11,525
Brandywine Realty Trust (SBI)	24,555	274,034
Brixmor Property Group, Inc.	40,435	462,981
CareTrust (REIT), Inc.	12,815	211,191
CatchMark Timber Trust, Inc.	6,662	52,363
CBL & Associates Properties, Inc.	21,804	6,301
Chatham Lodging Trust	6,207	46,615
City Office REIT, Inc.	7,781	78,588
Colony Capital, Inc.	65,585	151,501
Columbia Property Trust, Inc.	15,754	225,125
Community Healthcare Trust, Inc.	2,779	103,379
CoreCivic, Inc.	16,448	215,798
CorEnergy Infrastructure Trust, Inc.	1,675	20,335
CorePoint Lodging, Inc.	5,238	22,785
CoreSite Realty Corp.	5,107	618,917
Corporate Office Properties Trust (SBI)	15,179	401,029
Cousins Properties, Inc.	19,824	598,090
CubeSmart	26,271	662,029
CyrusOne, Inc.	15,320	1,074,698
DiamondRock Hospitality Co.	27,376	170,552
Douglas Emmett, Inc.	22,380	682,366
Easterly Government Properties, Inc.	9,979	268,535
EastGroup Properties, Inc.	5,207	551,942
Empire State Realty Trust, Inc.	20,279	169,532
EPR Properties	10,523	309,587
Equity Commonwealth	16,444	558,274
Essential Properties Realty Trust, Inc.	11,739	172,446
Federal Realty Investment Trust (SBI)	9,499	790,982
First Industrial Realty Trust, Inc.	17,118	646,547
Four Corners Property Trust, Inc.	9,659	216,265
Franklin Street Properties Corp.	14,714	80,044
Front Yard Residential Corp. Class B	6,718	76,652
Gaming & Leisure Properties	27,611	779,735
Getty Realty Corp.	4,773	129,635
Gladstone Commercial Corp.	4,834	76,377
Gladstone Land Corp.	2,580	34,624
Global Medical REIT, Inc.	5,469	56,987
Global Net Lease, Inc.	11,995	172,608
Government Properties Income Trust	6,464	177,114
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,035	252,890
Healthcare Realty Trust, Inc.	18,127	532,753
Healthcare Trust of America, Inc.	28,170	693,827
Hersha Hospitality Trust	5,108	26,715
Highwoods Properties, Inc. (SBI)	14,085	546,639
Hospitality Properties Trust (SBI)	21,997	152,439
Hudson Pacific Properties, Inc.	20,980	515,688
Independence Realty Trust, Inc.	12,683	127,718
Industrial Logistics Properties Trust	8,855	165,500
Investors Real Estate Trust	1,611	100,897
Iron Mountain, Inc.	38,914	940,941
iStar Financial, Inc.	10,168	101,883
JBG SMITH Properties	15,918	540,416
Jernigan Capital, Inc.	2,962	39,098
Kilroy Realty Corp.	13,245	824,634
Kimco Realty Corp.	57,175	623,779
Kite Realty Group Trust	11,505	117,696
Lamar Advertising Co. Class A	11,591	668,221
Lexington Corporate Properties Trust	33,533	350,420
Life Storage, Inc.	6,326	554,094
LTC Properties, Inc.	5,489	195,408
Mack-Cali Realty Corp.	12,276	198,748
Monmouth Real Estate Investment Corp. Class A	13,083	177,798
National Health Investors, Inc.	5,964	328,378
National Retail Properties, Inc.	23,267	759,435
National Storage Affiliates Trust	8,077	230,033
New Senior Investment Group, Inc.	11,323	37,479
NexPoint Residential Trust, Inc.	3,094	93,037
Omega Healthcare Investors, Inc.	29,535	860,945
Outfront Media, Inc.	19,570	307,053
Paramount Group, Inc.	28,311	273,201
Park Hotels & Resorts, Inc.	32,115	305,414
Pebblebrook Hotel Trust	17,613	208,538
Pennsylvania Real Estate Investment Trust (SBI) (b)	8,201	8,283
Physicians Realty Trust	26,817	413,518
Piedmont Office Realty Trust, Inc. Class A	17,410	302,064
Plymouth Industrial REIT, Inc.	1,868	26,171
Potlatch Corp.	9,042	317,465
Preferred Apartment Communities, Inc. Class A	5,965	44,201
PS Business Parks, Inc.	2,701	348,672
QTS Realty Trust, Inc. Class A	7,843	490,423
Ramco-Gershenson Properties Trust (SBI)	11,153	76,063
Rayonier, Inc.	17,563	422,039
Retail Opportunity Investments Corp.	15,968	154,969
Retail Properties America, Inc.	28,867	178,975
Retail Value, Inc.	2,044	29,577
Rexford Industrial Realty, Inc.	15,054	612,999
RLJ Lodging Trust	23,146	215,026
Ryman Hospitality Properties, Inc.	7,396	261,375
Sabra Health Care REIT, Inc.	27,833	356,819
Safety Income and Growth, Inc.	1,797	103,795
Saul Centers, Inc.	1,661	54,182
Senior Housing Properties Trust (SBI)	31,441	97,782
Seritage Growth Properties (b)	4,401	46,563
SITE Centers Corp.	20,098	121,794
SL Green Realty Corp.	11,047	586,043
Spirit Realty Capital, Inc.	13,619	418,920
Stag Industrial, Inc.	20,179	529,699
Store Capital Corp.	28,927	580,565
Summit Hotel Properties, Inc.	14,794	89,652
Sunstone Hotel Investors, Inc.	30,679	281,940
Tanger Factory Outlet Centers, Inc. (b)	12,662	95,218
Taubman Centers, Inc.	8,261	356,049
Terreno Realty Corp.	9,084	497,985
The GEO Group, Inc.	16,526	209,550
The Macerich Co. (b)	14,891	111,236
UMH Properties, Inc.	5,253	68,236
Uniti Group, Inc.	25,716	181,555
Universal Health Realty Income Trust (SBI)	1,716	183,543
Urban Edge Properties	15,502	178,273
Urstadt Biddle Properties, Inc. Class A	4,072	59,492
Washington Prime Group, Inc. (b)	25,491	21,917
Washington REIT (SBI)	11,085	258,502
Weingarten Realty Investors (SBI)	16,678	303,373
Whitestone REIT Class B	5,468	37,073
Xenia Hotels & Resorts, Inc.	15,415	149,526
		37,584,299
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)(b)	1,305	10,897
Consolidated-Tomoka Land Co.	630	26,479
eXp World Holdings, Inc. (a)(b)	3,039	27,898
Forestar Group, Inc. (a)	2,049	27,026
Howard Hughes Corp. (a)	5,829	315,699
Jones Lang LaSalle, Inc.	6,977	736,632
Kennedy-Wilson Holdings, Inc.	16,742	236,899
Marcus & Millichap, Inc. (a)	3,185	92,524
Newmark Group, Inc.	21,478	83,335
RE/MAX Holdings, Inc.	2,497	65,646
Realogy Holdings Corp. (b)	15,153	65,764
Redfin Corp. (a)	11,313	239,044
The RMR Group, Inc.	2,183	64,748
The St. Joe Co. (a)(b)	4,144	75,835
		2,068,426

TOTAL REAL ESTATE		39,652,725

UTILITIES - 3.0%
Electric Utilities - 1.2%
Allete, Inc.	6,961	400,675
Avangrid, Inc.	7,493	322,199
El Paso Electric Co.	5,427	369,036
Hawaiian Electric Industries, Inc.	14,725	581,196
IDACORP, Inc.	6,817	625,664
MGE Energy, Inc.	4,660	301,316
NRG Energy, Inc.	34,048	1,141,629
OGE Energy Corp.	27,083	853,656
Otter Tail Corp.	5,353	237,566
PNM Resources, Inc.	10,732	434,539
Portland General Electric Co.	12,100	566,159
		5,833,635
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	2,244	197,203
National Fuel Gas Co.	11,683	479,003
New Jersey Resources Corp.	12,963	437,890
Northwest Natural Holding Co.	4,072	265,087
ONE Gas, Inc.	7,139	569,050
South Jersey Industries, Inc. (b)	12,452	356,003
Southwest Gas Holdings, Inc.	7,396	560,617
Spire, Inc.	6,888	502,548
UGI Corp.	28,275	853,340
		4,220,741
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	3,441	64,347
Class C	11,569	231,727
Ormat Technologies, Inc.	6,848	427,384
Sunnova Energy International, Inc. (b)	1,786	22,504
Terraform Power, Inc.	10,600	183,592
		929,554
Multi-Utilities - 0.4%
Avista Corp.	8,967	385,940
Black Hills Corp.	8,342	516,703
MDU Resources Group, Inc.	27,108	608,846
NorthWestern Energy Corp.	6,810	392,869
Unitil Corp.	1,997	100,469
		2,004,827
Water Utilities - 0.3%
American States Water Co.	4,981	395,342
Cadiz, Inc. (a)(b)	4,267	45,529
California Water Service Group	6,465	290,408
Middlesex Water Co.	2,375	143,213
SJW Corp.	3,528	210,022
York Water Co.	1,725	69,552
		1,154,066

TOTAL UTILITIES		14,142,823

TOTAL COMMON STOCKS
(Cost $573,350,265)		469,875,017

Money Market Funds - 10.2%
Fidelity Cash Central Fund 0.16% (e)	1,348,141	1,348,545
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	46,794,075	46,798,754
TOTAL MONEY MARKET FUNDS
(Cost $48,147,165)		48,147,299
TOTAL INVESTMENT IN SECURITIES - 109.8%
(Cost $621,497,430)		518,022,316
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(46,090,115)
NET ASSETS - 100%		$471,932,201

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	June 2020	$914,690	$180,181	$180,181
CME E-mini S&P MidCap 400 Index Contracts (United States)	7	June 2020	1,148,910	243,068	243,068
TOTAL FUTURES CONTRACTS					$423,249

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,262 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,722
Fidelity Securities Lending Cash Central Fund	150,755
Total	$166,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,581,083	$16,559,005	$--	$22,078
Consumer Discretionary	56,430,401	56,267,336	163,065	--
Consumer Staples	16,728,489	16,728,489	--	--
Energy	12,744,946	12,744,946	--	--
Financials	68,611,487	68,611,487	--	--
Health Care	73,794,332	73,758,135	36,197	--
Industrials	71,734,073	71,734,073	--	--
Information Technology	75,509,516	75,509,516	--	--
Materials	23,945,142	23,945,142	--	--
Real Estate	39,652,725	39,652,725	--	--
Utilities	14,142,823	14,142,823	--	--
Money Market Funds	48,147,299	48,147,299	--	--
Total Investments in Securities:	$518,022,316	$517,800,976	$199,262	$22,078
Derivative Instruments:
Assets
Futures Contracts	$423,249	$423,249	$--	$--
Total Assets	$423,249	$423,249	$--	$--
Total Derivative Instruments:	$423,249	$423,249	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$423,249	$0
Total Equity Risk	423,249	0
Total Value of Derivatives	$423,249	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,123,957) — See accompanying schedule: Unaffiliated issuers (cost $573,350,265)	$469,875,017
Fidelity Central Funds (cost $48,147,165)	48,147,299
Total Investment in Securities (cost $621,497,430)		$518,022,316
Segregated cash with brokers for derivative instruments		218,401
Cash		457
Foreign currency held at value (cost $1,057)		1,060
Receivable for investments sold		5,281
Receivable for fund shares sold		1,533,898
Dividends receivable		189,461
Distributions receivable from Fidelity Central Funds		29,971
Other receivables		1
Total assets		520,000,846
Liabilities
Payable for investments purchased	$64,497
Payable for fund shares redeemed	1,132,551
Payable for daily variation margin on futures contracts	72,355
Collateral on securities loaned	46,799,242
Total liabilities		48,068,645
Net Assets		$471,932,201
Net Assets consist of:
Paid in capital		$556,441,186
Total accumulated earnings (loss)		(84,508,985)
Net Assets		$471,932,201
Net Asset Value, offering price and redemption price per share ($471,932,201 ÷ 59,366,926 shares)		$7.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$3,945,517
Income from Fidelity Central Funds (including $150,755 from security lending)		166,477
Total income		4,111,994
Expenses
Independent trustees' fees and expenses	$1,447
Total expenses before reductions	1,447
Expense reductions	(463)
Total expenses after reductions		984
Net investment income (loss)		4,111,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,656,824
Fidelity Central Funds	(419)
Foreign currency transactions	80
Futures contracts	(809,116)
Total net realized gain (loss)		16,847,369
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(115,934,252)
Fidelity Central Funds	134
Assets and liabilities in foreign currencies	(159)
Futures contracts	404,135
Total change in net unrealized appreciation (depreciation)		(115,530,142)
Net gain (loss)		(98,682,773)
Net increase (decrease) in net assets resulting from operations		$(94,571,763)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,111,010	$5,020,085
Net realized gain (loss)	16,847,369	2,982,878
Change in net unrealized appreciation (depreciation)	(115,530,142)	16,766,366
Net increase (decrease) in net assets resulting from operations	(94,571,763)	24,769,329
Distributions to shareholders	(9,015,399)	(570,035)
Share transactions
Proceeds from sales of shares	226,393,138	450,708,957
Reinvestment of distributions	8,606,523	551,118
Cost of shares redeemed	(111,519,055)	(92,009,962)
Net increase (decrease) in net assets resulting from share transactions	123,480,606	359,250,113
Total increase (decrease) in net assets	19,893,444	383,449,407
Net Assets
Beginning of period	452,038,757	68,589,350
End of period	$471,932,201	$452,038,757
Other Information
Shares
Sold	25,344,570	48,999,818
Issued in reinvestment of distributions	868,467	65,230
Redeemed	(13,650,292)	(9,894,249)
Net increase (decrease)	12,562,745	39,170,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Extended Market Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$8.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.02
Net realized and unrealized gain (loss)	(1.61)	.56	(1.03)
Total from investment operations	(1.53)	.71	(1.01)
Distributions from net investment income	(.13)	(.04)	–
Distributions from net realized gain	(.06)	–	–
Total distributions	(.18)C	(.04)	–
Net asset value, end of period	$7.95	$9.66	$8.99
Total ReturnD,E	(16.19)%	7.97%	(10.10)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	- %I
Expenses net of all reductionsH	- %I	-%	- %I
Net investment income (loss)	1.67%I	1.64%	1.31%I
Supplemental Data
Net assets, end of period (000 omitted)	$471,932	$452,039	$68,589
Portfolio turnover rateJ	36%I	14%	- %K,L

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.055 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.7
SAP SE (Germany, Software)	0.6
10.9

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	20.1
Industrials	11.0
Consumer Discretionary	11.3
Health Care	10.3
Information Technology	9.1
Consumer Staples	9.3
Communication Services	7.6
Materials	6.5
Energy	4.3
Utilities	3.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	18.0%
United Kingdom	9.0%
Canada	6.8%
Switzerland	6.2%
Cayman Islands	5.9%
France	5.6%
Germany	5.0%
United States of America	4.7%
Australia	4.0%
Other*	34.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity ZERO℠ International Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 4.0%
Afterpay Ltd. (a)	11,705	$232,762
AGL Energy Ltd.	42,442	465,802
ALS Ltd.	32,127	140,294
Altium Ltd.	7,724	169,552
Alumina Ltd.	148,760	165,012
AMP Ltd. (a)	213,410	196,905
Ansell Ltd.	8,963	165,297
APA Group unit	77,191	545,421
Aristocrat Leisure Ltd.	41,757	684,806
ASX Ltd.	12,553	661,863
Atlas Arteria Ltd. unit	55,727	224,878
Aurizon Holdings Ltd.	132,139	401,419
Australia & New Zealand Banking Group Ltd.	187,300	2,034,540
Bank of Queensland Ltd.	28,797	97,099
Beach Energy Ltd.	101,025	98,474
Bendigo & Adelaide Bank Ltd.	30,256	128,018
BHP Billiton Ltd.	190,941	3,897,929
BlueScope Steel Ltd.	35,271	230,209
Boral Ltd.	80,351	156,161
Brambles Ltd.	103,136	737,171
Caltex Australia Ltd.	16,517	265,922
Carsales.com Ltd.	15,185	138,909
Challenger Ltd.	34,470	109,781
Charter Hall Group unit	29,499	145,771
Coca-Cola Amatil Ltd.	33,535	186,709
Cochlear Ltd.	4,136	491,760
Coles Group Ltd.	78,117	783,344
Commonwealth Bank of Australia	114,422	4,622,247
Computershare Ltd.	32,156	252,993
Crown Ltd.	24,018	153,754
CSL Ltd.	29,492	5,878,563
DEXUS Property Group unit	69,289	411,322
Dominos Pizza Enterprises Ltd.	4,292	160,596
Downer EDI Ltd.	42,866	115,315
Evolution Mining Ltd.	106,136	345,636
Fortescue Metals Group Ltd.	112,094	856,650
Goodman Group unit	104,277	888,152
Iluka Resources Ltd.	25,815	128,043
Incitec Pivot Ltd.	105,793	163,621
Insurance Australia Group Ltd.	150,046	560,617
JB Hi-Fi Ltd.	7,555	170,799
Lendlease Group unit	38,987	310,564
Link Administration Holdings Ltd.	36,627	89,371
Macquarie Group Ltd.	20,404	1,351,622
Magellan Financial Group Ltd.	9,781	320,393
Medibank Private Ltd.	180,650	316,466
Mirvac Group unit	260,123	377,983
National Australia Bank Ltd.	2,120	23,230
National Australia Bank Ltd.	187,140	2,050,583
Newcrest Mining Ltd.	49,782	893,410
Northern Star Resources Ltd.	46,070	372,019
Orica Ltd.	24,521	284,167
Origin Energy Ltd.	115,903	416,868
Orora Ltd.	72,432	120,372
Qantas Airways Ltd.	98,675	245,075
QBE Insurance Group Ltd.	98,294	532,248
Qube Holdings Ltd. (b)	101,700	146,463
Ramsay Health Care Ltd.	11,782	478,485
realestate.com.au Ltd.	3,012	172,344
Reliance Worldwide Corp. Ltd.	51,903	91,310
Rio Tinto Ltd.	24,010	1,353,232
Santos Ltd.	115,922	368,609
Saracen Mineral Holdings Ltd. (a)	69,447	190,465
Scentre Group unit	344,215	517,096
SEEK Ltd.	23,272	259,815
Sonic Healthcare Ltd.	30,526	539,097
South32 Ltd.	333,339	419,225
Spark Infrastructure Group unit	115,060	141,316
Steadfast Group Ltd.	58,220	114,966
Stockland Corp. Ltd. unit	161,268	299,460
Suncorp Group Ltd.	81,131	482,312
Sydney Airport unit	147,801	602,051
Tabcorp Holdings Ltd.	132,765	276,798
Telstra Corp. Ltd.	775,516	1,525,607
The GPT Group unit	122,944	337,883
The Star Entertainment Group Ltd.	50,884	99,756
Transpacific Industries Group Ltd.	119,486	144,163
Transurban Group unit	169,498	1,511,036
Treasury Wine Estates Ltd.	46,259	304,262
Vicinity Centres unit	208,735	199,829
Wesfarmers Ltd.	73,878	1,794,456
Westpac Banking Corp.	222,588	2,315,838
WiseTech Global Ltd.	9,559	113,830
Woodside Petroleum Ltd.	62,978	901,797
Woolworths Group Ltd.	85,608	1,981,134
WorleyParsons Ltd.	21,373	123,883

TOTAL AUSTRALIA		53,775,005

Austria - 0.2%
ams AG (a)	18,300	238,312
Andritz AG	4,437	145,869
BAWAG Group AG (c)	4,745	161,298
BUWOG AG rights (a)(b)	1,060	0
CA Immobilien Anlagen AG	4,941	157,294
Erste Group Bank AG	19,809	430,355
IMMOFINANZ Immobilien Anlagen AG	6,434	119,016
OMV AG	9,644	315,994
Raiffeisen International Bank-Holding AG	9,546	164,551
S&T AG	3,828	84,066
Verbund AG	4,593	208,175
Voestalpine AG	7,354	152,273
Wienerberger AG	7,936	148,278

TOTAL AUSTRIA		2,325,481

Bailiwick of Jersey - 0.4%
Experian PLC	59,230	1,778,699
Ferguson PLC	15,113	1,089,682
Glencore Xstrata PLC	710,804	1,331,649
IWG PLC	46,991	140,861
Polymetal International PLC	13,797	283,685
WPP PLC	81,479	632,206

TOTAL BAILIWICK OF JERSEY		5,256,782

Belgium - 0.7%
Ackermans & Van Haaren SA	1,433	189,856
Aedifica SA	1,697	164,208
Ageas	12,099	435,548
Anheuser-Busch InBev SA NV	55,073	2,564,753
Barco NV	684	109,436
Cofinimmo SA	1,655	230,331
Elia System Operator SA/NV	2,199	253,026
Galapagos Genomics NV (a)	3,327	735,025
Groupe Bruxelles Lambert SA	5,159	412,026
KBC Groep NV	22,225	1,205,506
Proximus	10,288	219,507
Sofina SA	1,057	249,037
Solvay SA Class A	4,736	369,732
UCB SA	8,432	771,927
Umicore SA	13,020	564,294
Warehouses de Pauw	8,703	238,430

TOTAL BELGIUM		8,712,642

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	204,000	487,970
Beijing Enterprises Water Group Ltd.	382,000	148,236
Brilliance China Automotive Holdings Ltd.	196,000	181,347
Cheung Kong Infrastructure Holdings Ltd.	48,000	285,121
China Gas Holdings Ltd.	136,600	497,052
China Resource Gas Group Ltd.	52,000	292,257
Cosan Ltd. Class A (a)	7,256	96,795
Credicorp Ltd. (United States)	4,343	647,194
Haier Electronics Group Co. Ltd.	81,000	223,082
Hiscox Ltd.	19,024	168,348
Hongkong Land Holdings Ltd.	73,839	308,879
Jardine Matheson Holdings Ltd.	20,061	878,695
Jardine Strategic Holdings Ltd.	11,592	249,192
Kunlun Energy Co. Ltd.	256,000	166,783
Shenzhen International Holdings Ltd.	34	66

TOTAL BERMUDA		4,631,017

Brazil - 0.9%
Ambev SA	285,500	595,371
Atacadao Distribuicao Comercio e Industria Ltda	23,100	84,959
B2W Companhia Global do Varejo (a)	13,068	176,030
Banco Bradesco SA	85,030	274,578
Banco do Brasil SA	76,000	398,316
Banco Inter SA unit	9,400	47,571
BB Seguridade Participacoes SA	44,600	217,755
BM&F BOVESPA SA	134,000	946,740
BR Malls Participacoes SA	62,900	116,132
Brasil Foods SA (a)	47,500	169,371
BTG Pactual Participations Ltd. unit	10,000	77,787
CCR SA	77,600	176,237
Centrais Eletricas Brasileiras SA (Electrobras)	23,251	103,686
Cielo SA	69,900	52,188
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	10,100	122,993
Companhia de Locacao das Americas	21,600	52,750
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	22,200	163,625
Companhia Siderurgica Nacional SA (CSN)	40,500	66,732
Compania de Saneamento do Parana unit	17,100	80,816
Cosan SA Industria e Comercio	10,400	115,400
CPFL Energia SA	11,100	59,277
Cyrela Brazil Realty SA	18,400	53,834
Drogasil SA	16,700	321,783
Embraer SA (a)	42,400	67,445
Energisa SA unit	15,600	125,365
ENGIE Brasil Energia SA	15,850	114,024
Equatorial Energia SA	57,200	192,809
Estacio Participacoes SA	17,700	98,787
Hapvida Participacoes e Investimentos SA (c)	14,000	135,008
Hypermarcas SA	27,600	147,595
IRB Brasil Resseguros SA	28,300	53,187
JBS SA	64,500	282,771
Klabin SA unit	47,700	156,225
Kroton Educacional SA	101,300	103,202
Localiza Rent A Car SA	38,630	242,880
Lojas Renner SA	52,000	367,105
Magazine Luiza SA	43,920	401,409
MPX Mineracao e Energia SA (a)	16,500	109,173
Multiplan Empreendimentos Imobiliarios SA	19,900	76,447
Natura & Co. Holding SA	41,500	271,075
Notre Dame Intermedica Participacoes SA	30,400	306,409
Petrobras Distribuidora SA	46,700	167,721
Petroleo Brasileiro SA - Petrobras (ON)	154,400	529,535
Qualicorp Consultoria E Corret	16,100	76,741
Rumo SA (a)	68,700	250,018
Sonae Sierra Brasil SA	9,500	48,759
Sul America SA unit	18,200	149,773
Suzano Papel e Celulose SA	34,300	248,582
Terna Participacoes SA unit	21,800	110,245
TIM Participacoes SA	52,000	122,018
Totvs SA	10,200	110,949
Ultrapar Participacoes SA	49,200	131,190
Vale SA (a)	205,500	1,695,274
Via Varejo SA (a)	34,300	57,904
Weg SA	48,700	357,689

TOTAL BRAZIL		11,781,245

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	15,682	916,281
Air Canada (a)	17,698	257,342
Alamos Gold, Inc.	26,289	211,717
Algonquin Power & Utilities Corp.	35,011	485,443
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	56,681	1,581,587
Allied Properties (REIT)	8,336	266,857
AltaGas Ltd.	18,669	223,178
ATCO Ltd. Class I (non-vtg.)	4,923	138,252
B2Gold Corp.	65,342	330,477
Bank of Montreal	41,357	2,102,687
Bank of Nova Scotia	78,688	3,154,417
Barrick Gold Corp. (Canada)	116,077	2,987,923
Bausch Health Cos., Inc. (Canada) (a)	20,561	371,500
BCE, Inc.	58,774	2,376,801
BlackBerry Ltd. (a)	32,552	138,912
Boyd Group Services, Inc.	1,361	191,495
Brookfield Asset Management, Inc. (Canada) Class A	91,050	3,076,973
CAE, Inc.	17,395	287,428
Cameco Corp.	25,172	250,282
Canadian Apartment Properties (REIT) unit	11,306	389,064
Canadian Imperial Bank of Commerce	28,888	1,711,759
Canadian National Railway Co.	46,689	3,861,037
Canadian Natural Resources Ltd.	77,276	1,294,086
Canadian Pacific Railway Ltd.	8,977	2,040,277
Canadian Tire Ltd. Class A (non-vtg.)	3,857	270,637
Canadian Utilities Ltd. Class A (non-vtg.)	7,602	185,469
Capital Power Corp.	7,325	141,769
CCL Industries, Inc. Class B	9,330	291,640
Cenovus Energy, Inc. (Canada)	67,049	243,254
CGI Group, Inc. Class A (sub. vtg.) (a)	15,654	998,316
CI Financial Corp.	13,904	147,735
Constellation Software, Inc.	1,285	1,235,685
Descartes Systems Group, Inc. (Canada) (a)	5,630	236,655
Dollarama, Inc.	19,258	604,048
Element Financial Corp.	30,207	222,871
Emera, Inc.	15,964	635,486
Empire Co. Ltd. Class A (non-vtg.)	11,437	252,494
Enbridge, Inc.	131,688	4,034,982
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,781	482,909
Finning International, Inc.	11,360	144,209
First Quantum Minerals Ltd.	45,030	274,978
FirstService Corp.	2,211	191,166
Fortis, Inc.	30,452	1,180,057
Franco-Nevada Corp.	12,353	1,634,346
George Weston Ltd.	4,585	325,244
Gibson Energy, Inc.	10,193	145,212
Gildan Activewear, Inc.	13,615	189,952
Great-West Lifeco, Inc.	16,982	279,627
Hydro One Ltd. (c)	20,742	376,111
iA Financial Corp, Inc.	7,094	230,308
IGM Financial, Inc.	5,242	111,020
Imperial Oil Ltd.	15,305	247,286
Intact Financial Corp.	9,342	889,066
Inter Pipeline Ltd.	27,543	230,325
Keyera Corp.	14,438	214,192
Kinross Gold Corp. (a)	82,610	545,412
Kirkland Lake Gold Ltd.	17,750	733,744
Loblaw Companies Ltd.	11,265	554,368
Lundin Mining Corp.	40,309	197,498
Magna International, Inc. Class A (sub. vtg.)	18,477	719,992
Manulife Financial Corp.	127,092	1,600,577
Methanex Corp.	4,868	77,394
Metro, Inc. Class A (sub. vtg.)	16,632	684,302
National Bank of Canada	21,625	872,178
Northland Power, Inc.	11,431	245,299
Nutrien Ltd.	37,268	1,330,933
Onex Corp. (sub. vtg.)	5,662	260,982
Open Text Corp.	17,635	666,404
Pan American Silver Corp.	13,968	296,680
Parkland Fuel Corp.	9,635	227,940
Pembina Pipeline Corp.	33,938	778,261
Power Corp. of Canada (sub. vtg.)	38,007	607,806
Quebecor, Inc. Class B (sub. vtg.)	11,852	258,080
Restaurant Brands International, Inc.	19,569	954,585
RioCan (REIT)	21,299	243,295
Ritchie Bros. Auctioneers, Inc.	7,284	313,506
Rogers Communications, Inc. Class B (non-vtg.)	23,099	967,471
Royal Bank of Canada	92,660	5,700,259
Saputo, Inc.	14,570	366,357
Shaw Communications, Inc. Class B	29,513	481,512
Shopify, Inc. Class A (a)	6,768	4,292,291
SNC-Lavalin Group, Inc.	11,468	211,490
Stantec, Inc.	7,269	214,266
Sun Life Financial, Inc.	38,319	1,313,409
Suncor Energy, Inc.	100,554	1,792,988
TC Energy Corp.	61,019	2,808,202
Teck Resources Ltd. Class B (sub. vtg.)	31,835	280,625
TELUS Corp.	82,750	1,352,464
TFI International, Inc. (Canada)	4,956	137,434
The Stars Group, Inc. (a)	14,953	417,131
The Toronto-Dominion Bank	117,971	4,929,195
Thomson Reuters Corp.	11,208	789,661
TMX Group Ltd.	3,367	291,696
Toromont Industries Ltd.	5,317	249,816
Waste Connection, Inc. (Canada)	17,211	1,480,793
Wheaton Precious Metals Corp.	29,311	1,113,732
WSP Global, Inc.	4,300	288,561
Yamana Gold, Inc.	66,505	313,426

TOTAL CANADA		87,254,839

Cayman Islands - 5.9%
58.com, Inc. ADR (a)	5,858	304,323
AAC Technology Holdings, Inc.	47,500	224,656
Airtac International Group	9,000	172,160
Alibaba Group Holding Ltd. sponsored ADR (a)	102,646	20,803,256
Anta Sports Products Ltd.	67,000	570,575
ASM Pacific Technology Ltd.	18,200	183,906
Autohome, Inc. ADR Class A (d)	3,807	312,745
Baidu.com, Inc. sponsored ADR (a)	17,870	1,803,619
BeiGene Ltd. ADR (a)	1,678	256,449
Bilibili, Inc. ADR (a)(d)	5,276	144,510
Chailease Holding Co. Ltd.	84,890	321,949
Cheung Kong Property Holdings Ltd.	166,500	1,052,071
China Biologic Products Holdings, Inc. (a)	1,340	139,682
China Conch Venture Holdings Ltd.	106,000	506,826
China Mengniu Dairy Co. Ltd.	177,000	626,776
China Resources Cement Holdings Ltd.	152,000	206,827
China Resources Land Ltd.	182,000	752,062
CIFI Holdings Group Co. Ltd.	232,171	177,364
CK Hutchison Holdings Ltd.	174,000	1,289,719
Country Garden Holdings Co. Ltd.	487,647	631,686
Country Garden Services Holdings Co. Ltd.	76,000	351,133
Ctrip.com International Ltd. ADR (a)	26,770	689,595
ENN Energy Holdings Ltd.	49,200	554,605
Evergrande Real Estate Group Ltd.	192,000	341,326
GDS Holdings Ltd. ADR (a)	4,932	282,702
Geely Automobile Holdings Ltd.	335,000	521,100
Genscript Biotech Corp. (a)	64,000	114,138
Hengan International Group Co. Ltd.	46,000	409,076
Huazhu Group Ltd. ADR	7,482	269,427
Innovent Biologics, Inc. (a)(c)	54,000	265,938
iQIYI, Inc. ADR (a)(d)	17,549	297,807
JD.com, Inc. sponsored ADR (a)	56,941	2,454,157
Kingdee International Software Group Co. Ltd.	147,000	210,236
Kingsoft Corp. Ltd. (a)	68,000	233,526
Li Ning Co. Ltd.	135,000	426,259
Logan Property Holdings Co. Ltd.	84,000	132,416
Longfor Properties Co. Ltd. (c)	93,000	472,815
Meituan Dianping Class B (a)	231,000	3,092,879
Melco Crown Entertainment Ltd. sponsored ADR	13,946	220,626
Minth Group Ltd.	46,000	110,613
Momo, Inc. ADR	10,331	248,770
NetEase, Inc. ADR	4,509	1,555,425
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,778	992,939
NIO, Inc. sponsored ADR (a)(d)	44,978	153,375
PagSeguro Digital Ltd. (a)(d)	11,690	296,108
Parade Technologies Ltd.	5,000	122,668
Pinduoduo, Inc. ADR (a)	23,533	1,116,406
Sands China Ltd.	159,600	646,140
Sea Ltd. ADR (a)	12,918	717,982
Semiconductor Manufacturing International Corp. (a)	199,500	374,450
Shenzhou International Group Holdings Ltd.	47,100	543,611
Shimao Property Holdings Ltd.	64,000	260,152
Silergy Corp.	5,000	198,285
Silicon Motion Technology Corp. sponsored ADR	2,573	113,058
SINA Corp. (a)	3,938	132,986
Sino Biopharmaceutical Ltd.	449,000	654,462
StoneCo Ltd. Class A (a)(d)	7,082	186,823
Sunac China Holdings Ltd.	152,000	679,935
Sunny Optical Technology Group Co. Ltd.	46,900	653,107
TAL Education Group ADR (a)	25,158	1,363,312
Tencent Holdings Ltd.	372,900	19,603,143
Tingyi (Cayman Islands) Holding Corp.	116,000	205,912
Vipshop Holdings Ltd. ADR (a)	25,201	401,452
Want Want China Holdings Ltd.	414,000	295,075
Weibo Corp. sponsored ADR (a)(d)	4,191	157,288
WH Group Ltd. (c)	617,500	588,943
Wharf Real Estate Investment Co. Ltd.	76,000	321,744
Wuxi Biologics (Cayman), Inc. (a)(c)	35,000	544,825
Wynn Macau Ltd.	90,800	156,800
Xiaomi Corp. Class B (a)(c)	862,600	1,131,382
Xinyi Glass Holdings Ltd.	168,000	194,570
Xinyi Solar Holdings Ltd.	226,000	143,431
Yihai International Holding Ltd.	28,000	223,129
YY, Inc. ADR (a)	3,773	230,002
Zai Lab Ltd. ADR (a)	2,685	168,403
Zhen Ding Technology Holding Ltd.	41,000	146,857
ZTO Express (Cayman), Inc. sponsored ADR	28,207	839,440

TOTAL CAYMAN ISLANDS		78,293,925

Chile - 0.2%
Aguas Andinas SA	203,700	68,315
Banco de Chile (a)	2,975,895	262,338
Banco de Credito e Inversiones	3,344	124,155
Banco Santander Chile	3,943,728	169,341
Cencosud SA	96,773	117,069
Colbun SA	505,813	74,215
Compania Cervecerias Unidas SA	10,240	73,590
Compania de Petroleos de Chile SA (COPEC)	24,528	153,296
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,946	48,062
Empresas CMPC SA	75,892	163,610
Enel Chile SA	1,784,419	145,314
Enersis SA	2,411,168	395,652
LATAM Airlines Group SA	15,185	57,383
Parque Arauco SA	42,537	71,384
S.A.C.I. Falabella	48,339	132,007

TOTAL CHILE		2,055,731

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	1,794,000	746,272
Anhui Conch Cement Co. Ltd. (H Shares)	78,000	615,060
Bank Communications Co. Ltd. (H Shares)	1,349,000	854,870
Bank of China Ltd. (H Shares)	4,950,000	1,884,480
BYD Co. Ltd. (H Shares)	41,500	258,083
CGN Power Co. Ltd. (H Shares) (c)	657,000	165,268
China CITIC Bank Corp. Ltd. (H Shares)	727,000	355,165
China Communications Construction Co. Ltd. (H Shares)	284,000	190,889
China Construction Bank Corp. (H Shares)	6,396,000	5,133,837
China International Capital Corp. Ltd. (H Shares) (c)	94,400	144,971
China Life Insurance Co. Ltd. (H Shares)	484,000	1,032,226
China Merchants Bank Co. Ltd. (H Shares)	244,500	1,157,050
China Minsheng Banking Corp. Ltd. (H Shares)	357,000	265,929
China National Building Materials Co. Ltd. (H Shares)	246,000	307,290
China Oilfield Services Ltd. (H Shares)	108,000	84,123
China Pacific Insurance (Group) Co. Ltd. (H Shares)	170,000	562,434
China Petroleum & Chemical Corp. (H Shares)	1,634,000	814,406
China Railway Group Ltd. (H Shares)	234,000	139,915
China Shenhua Energy Co. Ltd. (H Shares)	219,500	388,864
China Telecom Corp. Ltd. (H Shares)	884,000	305,334
China Tower Corp. Ltd. (H Shares) (c)	2,886,000	642,263
China Vanke Co. Ltd. (H Shares)	104,600	351,532
CITIC Securities Co. Ltd. (H Shares)	152,000	291,155
CRRC Corp. Ltd. (H Shares)	265,000	140,280
Great Wall Motor Co. Ltd. (H Shares)	205,000	137,054
Guangzhou Automobile Group Co. Ltd. (H Shares)	184,000	165,105
Haitong Securities Co. Ltd. (H Shares)	202,400	183,237
Huatai Securities Co. Ltd. (H Shares) (c)	101,400	168,160
Industrial & Commercial Bank of China Ltd. (H Shares)	5,064,000	3,395,459
New China Life Insurance Co. Ltd. (H Shares)	49,400	171,157
People's Insurance Co. of China Group Ltd. (H Shares)	441,000	144,331
PetroChina Co. Ltd. (H Shares)	1,346,000	483,472
PICC Property & Casualty Co. Ltd. (H Shares)	438,000	419,142
Ping An Insurance Group Co. of China Ltd. (H Shares)	348,500	3,546,427
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	596,000	356,141
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	156,000	236,987
Sinopharm Group Co. Ltd. (H Shares)	88,000	237,280
Tsingtao Brewery Co. Ltd. (H Shares)	26,000	157,948
Weichai Power Co. Ltd. (H Shares)	131,000	230,168
WuXi AppTec Co. Ltd. (H Shares) (c)	10,800	152,266
Zijin Mining Group Co. Ltd. (H Shares)	374,000	152,693
ZTE Corp. (H Shares) (a)	51,800	146,007

TOTAL CHINA		27,314,730

Colombia - 0.0%
Bancolombia SA	10,504	67,179
Grupo de Inversiones Suramerica SA	17,894	97,267
Interconexion Electrica SA ESP	27,943	128,457
Inversiones Argos SA	23,729	55,262

TOTAL COLOMBIA		348,165

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	10,149	189,277
Komercni Banka A/S	5,299	112,331
MONETA Money Bank A/S (c)	29,726	62,173

TOTAL CZECH REPUBLIC		363,781

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	132	121,837
Series B	496	493,646
Ambu A/S Series B	11,273	353,624
Ascendis Pharma A/S sponsored ADR (a)	2,426	329,281
Carlsberg A/S Series B	6,960	877,609
Christian Hansen Holding A/S	6,655	573,507
Coloplast A/S Series B	7,602	1,202,387
Danske Bank A/S (a)	44,274	525,365
DSV A/S	13,302	1,372,543
Genmab A/S (a)	4,247	1,021,326
GN Store Nord A/S	9,284	424,439
ISS Holdings A/S	10,248	152,909
Novo Nordisk A/S Series B	107,897	6,882,752
Novozymes A/S Series B	13,850	678,542
ORSTED A/S (c)	10,889	1,100,854
Pandora A/S	6,527	231,873
Royal Unibrew A/S	2,834	219,337
SimCorp A/S	2,637	243,978
Tryg A/S	8,123	215,086
Vestas Wind Systems A/S	12,942	1,111,371

TOTAL DENMARK		18,132,266

Egypt - 0.0%
Commercial International Bank SAE	94,412	383,942
Faroe Islands - 0.0%
Bakkafrost	3,171	156,770
Finland - 0.8%
Elisa Corp. (A Shares)	9,867	599,459
Fortum Corp.	28,260	469,176
Huhtamaki Oyj	6,279	234,774
Kesko Oyj	17,676	287,648
Kone OYJ (B Shares)	26,260	1,591,945
Metso Corp.	8,134	225,783
Neste Oyj	28,068	994,416
Nokia Corp.	367,982	1,326,552
Nokian Tyres PLC	8,667	185,538
Nordea Bank ABP (Stockholm Stock Exchange)	209,737	1,345,240
Orion Oyj (B Shares)	6,609	335,906
Sampo Oyj (A Shares)	31,799	1,054,057
Stora Enso Oyj (R Shares)	40,017	473,608
UPM-Kymmene Corp.	34,602	957,824
Wartsila Corp.	31,548	231,770

TOTAL FINLAND		10,313,696

France - 5.6%
Accor SA	12,021	333,546
Air Liquide SA	30,581	3,885,449
Alstom SA	12,462	511,179
Arkema SA	4,650	385,745
Atos Origin SA	6,275	447,382
AXA SA	125,905	2,238,150
BNP Paribas SA	74,501	2,340,549
Bouygues SA	16,290	501,803
Bureau Veritas SA	18,596	385,967
Capgemini SA	10,234	961,568
Carrefour SA	37,296	551,552
Compagnie de St. Gobain	35,570	946,445
Credit Agricole SA	82,644	664,744
Danone SA	41,803	2,913,547
Dassault Systemes SA	8,863	1,297,107
Edenred SA	15,829	637,820
Eiffage SA	5,245	429,356
ENGIE	119,158	1,293,257
Essilor International SA	18,884	2,345,856
Gecina SA	3,623	472,859
Groupe Eurotunnel SA	28,492	363,123
Hermes International SCA	2,252	1,648,033
Ingenico SA	4,157	522,510
Kering SA	4,841	2,462,640
Klepierre SA	13,735	277,775
L'Oreal SA	15,976	4,644,882
Legrand SA	17,220	1,154,475
LVMH Moet Hennessy Louis Vuitton SE	17,522	6,773,882
Michelin CGDE Series B	11,703	1,130,757
Orange SA	123,954	1,505,922
Orpea	3,385	376,509
Pernod Ricard SA	14,185	2,162,258
Peugeot Citroen SA	37,138	532,122
Publicis Groupe SA	14,567	430,003
Renault SA	13,493	267,721
Safran SA	21,775	2,024,446
Sanofi SA	74,688	7,299,920
Schneider Electric SA	35,996	3,326,477
Societe Generale Series A	51,972	815,391
Sodexo SA	5,667	450,238
SR Teleperformance SA	3,832	858,756
Suez Environnement SA	28,057	317,148
Thales SA	6,665	504,988
Total SA	164,108	5,824,589
Valeo SA	15,701	364,250
Veolia Environnement SA	36,824	785,031
VINCI SA	33,033	2,706,130
Vivendi SA	52,098	1,126,002
Worldline SA (a)(c)	1	68

TOTAL FRANCE		74,199,927

Germany - 4.7%
adidas AG	12,006	2,748,564
Allianz SE	27,032	5,002,735
BASF AG	59,544	3,047,254
Bayer AG	64,037	4,220,321
Bayerische Motoren Werke AG (BMW)	20,679	1,224,831
Bechtle AG	1,840	266,563
Beiersdorf AG	6,340	664,060
Brenntag AG	10,034	452,915
Carl Zeiss Meditec AG	2,435	240,022
Commerzbank AG	64,718	239,288
Continental AG	6,998	584,763
Covestro AG (c)	10,906	366,667
Daimler AG (Germany)	57,754	1,995,841
Delivery Hero AG (a)(c)	8,646	729,553
Deutsche Bank AG	134,665	1,000,247
Deutsche Borse AG	12,366	1,917,206
Deutsche Post AG	63,209	1,877,762
Deutsche Telekom AG	209,995	3,070,050
Deutsche Wohnen AG (Bearer)	23,383	948,098
E.ON AG	142,392	1,426,381
Evonik Industries AG	11,187	275,343
Fresenius Medical Care AG & Co. KGaA	13,848	1,085,276
Fresenius SE & Co. KGaA	26,751	1,161,757
GEA Group AG	10,663	245,152
Hannover Reuck SE	3,926	625,986
HeidelbergCement AG	9,445	447,798
Henkel AG & Co. KGaA	5,994	467,253
Infineon Technologies AG	81,568	1,516,425
KION Group AG	4,176	207,351
Knorr-Bremse AG	3,071	285,584
Lanxess AG	5,462	269,110
LEG Immobilien AG	4,488	515,621
Merck KGaA	8,508	989,222
MTU Aero Engines Holdings AG	3,393	462,175
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,370	2,061,837
OSRAM Licht AG (a)(d)	4,445	196,547
OSRAM Licht AG (a)	2,815	116,915
Puma AG	5,401	339,614
Rheinmetall AG	2,818	190,907
RWE AG	37,838	1,088,036
SAP SE	70,317	8,375,268
Scout24 AG (c)	6,607	432,245
Siemens AG	52,495	4,844,405
Symrise AG	8,293	840,161
Thyssenkrupp AG (a)	26,441	176,170
TUI AG (GB)	28,868	115,077
Uniper SE	11,877	318,878
Vonovia SE	35,346	1,744,963
Wirecard AG (d)	7,493	742,293
Zalando SE (a)(c)	8,767	427,430

TOTAL GERMANY		62,587,920

Greece - 0.1%
Alpha Bank AE (a)	80,178	58,605
EFG Eurobank Ergasias SA (a)	171,742	69,297
Greek Organization of Football Prognostics SA	15,593	140,118
Hellenic Telecommunications Organization SA	16,457	218,216
Jumbo SA	7,252	113,564
Motor Oil (HELLAS) Corinth Refineries SA	4,141	60,853
Mytilineos SA	8,384	62,476
National Bank of Greece SA (a)	39,856	54,115

TOTAL GREECE		777,244

Hong Kong - 2.3%
AIA Group Ltd.	786,800	7,221,069
Bank of East Asia Ltd.	99,906	211,641
Beijing Enterprises Holdings Ltd.	29,000	102,735
BOC Hong Kong (Holdings) Ltd.	231,000	708,970
China Everbright International Ltd.	222,185	128,489
China Jinmao Holdings Group Ltd.	324,000	228,116
China Merchants Holdings International Co. Ltd.	82,000	105,539
China Mobile Ltd.	358,500	2,882,003
China Overseas Land and Investment Ltd.	244,000	901,323
China Resources Beer Holdings Co. Ltd.	90,000	423,883
China Resources Power Holdings Co. Ltd.	114,000	135,027
China Taiping Insurance Group Ltd.	96,000	161,856
China Unicom Ltd.	372,000	240,585
CLP Holdings Ltd.	112,000	1,198,862
CNOOC Ltd.	1,047,000	1,157,586
CSPC Pharmaceutical Group Ltd.	308,000	609,753
Far East Horizon Ltd.	178,000	144,097
Fosun International Ltd.	159,000	199,619
Galaxy Entertainment Group Ltd.	170,000	1,093,356
Guangdong Investment Ltd.	184,000	382,438
Hang Lung Properties Ltd.	127,000	271,679
Hang Seng Bank Ltd.	46,900	820,284
Henderson Land Development Co. Ltd.	105,500	429,977
Hong Kong & China Gas Co. Ltd.	629,200	1,127,652
Hong Kong Exchanges and Clearing Ltd.	78,153	2,505,754
Lenovo Group Ltd.	406,000	219,320
Link (REIT)	136,600	1,217,686
MTR Corp. Ltd.	101,954	564,859
New World Development Co. Ltd.	376,000	444,223
Power Assets Holdings Ltd.	89,000	596,324
Sino Land Ltd.	196,576	274,721
Sun Art Retail Group Ltd.	146,000	243,073
Sun Hung Kai Properties Ltd.	96,500	1,319,525
Swire Pacific Ltd. (A Shares)	30,500	198,347
Swire Properties Ltd.	66,200	185,676
Techtronic Industries Co. Ltd.	112,500	853,032
Vitasoy International Holdings Ltd.	64,000	228,256
Wheelock and Co. Ltd.	52,000	381,107

TOTAL HONG KONG		30,118,442

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	31,291	198,643
OTP Bank PLC	14,507	430,253
Richter Gedeon PLC	9,917	212,421

TOTAL HUNGARY		841,317

India - 2.2%
Adani Ports & Special Economic Zone Ltd.	50,290	193,129
Asian Paints Ltd.	29,244	682,490
Avenue Supermarts Ltd. (a)(c)	6,987	219,035
Axis Bank Ltd.	148,568	868,175
Bajaj Finance Ltd.	16,106	492,551
Bajaj Finserv Ltd.	3,948	265,832
Bharat Petroleum Corp. Ltd.	52,629	257,529
Bharti Airtel Ltd. (a)	131,811	897,829
HDFC Bank Ltd.	275,470	3,618,126
HDFC Standard Life Insurance Co. Ltd. (a)(c)	33,056	218,953
Hindustan Unilever Ltd.	46,418	1,344,326
Housing Development Finance Corp. Ltd.	111,787	2,828,195
ICICI Bank Ltd.	417,973	2,097,321
IndusInd Bank Ltd.	39,349	240,115
Infosys Ltd.	242,992	2,271,732
ITC Ltd.	552,473	1,331,279
JSW Steel Ltd.	66,019	155,957
Kotak Mahindra Bank Ltd.	76,831	1,380,057
Larsen & Toubro Ltd.	79,129	938,511
Maruti Suzuki India Ltd.	8,638	613,348
Power Grid Corp. of India Ltd.	153,539	329,151
Reliance Industries Ltd.	206,076	4,007,539
State Bank of India (a)	244,539	612,095
Sun Pharmaceutical Industries Ltd.	72,160	440,187
Tata Consultancy Services Ltd.	68,281	1,807,919
Titan Co. Ltd.	27,124	346,941
Ultratech Cemco Ltd.	7,288	339,324

TOTAL INDIA		28,797,646

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	489,200	49,793
PT Adaro Energy Tbk	1,110,800	68,071
PT Astra International Tbk	1,341,500	343,111
PT Bank Central Asia Tbk	730,000	1,264,499
PT Bank Mandiri (Persero) Tbk	1,240,600	368,782
PT Bank Negara Indonesia (Persero) Tbk	504,800	137,758
PT Bank Rakyat Indonesia Tbk	3,491,000	634,969
PT Barito Pacific Tbk (a)	1,724,300	166,960
PT Charoen Pokphand Indonesia Tbk	476,900	146,645
PT Gudang Garam Tbk	33,100	100,618
PT Indah Kiat Pulp & Paper Tbk	156,600	57,806
PT Indocement Tunggal Prakarsa Tbk	123,200	95,622
PT Indofood CBP Sukses Makmur Tbk	156,400	103,482
PT Indofood Sukses Makmur Tbk	304,000	132,639
PT Kalbe Farma Tbk	1,502,900	145,186
PT Perusahaan Gas Negara Tbk Series B	747,400	42,407
PT Semen Gresik (Persero) Tbk	186,500	98,997
PT Telekomunikasi Indonesia Tbk Series B	3,145,600	723,337
PT United Tractors Tbk	102,800	112,121

TOTAL INDONESIA		4,792,803

Ireland - 0.5%
Bank Ireland Group PLC	60,256	121,696
CRH PLC	50,924	1,544,964
DCC PLC (United Kingdom)	6,528	465,202
Grafton Group PLC unit	13,591	108,698
ICON PLC (a)	3,490	560,040
James Hardie Industries PLC CDI	29,410	422,198
Kerry Group PLC Class A	9,748	1,118,442
Kingspan Group PLC (Ireland)	9,896	504,271
Paddy Power Betfair PLC (Ireland)	5,044	617,418
Ryanair Holdings PLC sponsored ADR (a)	13,795	875,569
Smurfit Kappa Group PLC	15,367	481,959
United Drug PLC (United Kingdom)	17,696	139,969

TOTAL IRELAND		6,960,426

Isle of Man - 0.0%
Gaming VC Holdings SA	36,991	351,290
NEPI Rockcastle PLC	30,110	128,850

TOTAL ISLE OF MAN		480,140

Israel - 0.5%
Airport City Ltd. (a)	5,936	90,419
Alony Hetz Properties & Investments Ltd.	10,612	128,403
Azrieli Group	2,596	154,226
Bank Hapoalim BM (Reg.)	76,182	491,271
Bank Leumi le-Israel BM	100,009	541,931
Bezeq The Israel Telecommunication Corp. Ltd. (a)	147,488	105,391
Check Point Software Technologies Ltd. (a)	7,788	823,503
CyberArk Software Ltd. (a)	2,595	256,282
Elbit Systems Ltd. (Israel)	1,645	223,911
First International Bank of Israel	4,594	114,072
Isracard Ltd.	3,766	9,885
Israel Chemicals Ltd.	44,829	156,503
Israel Discount Bank Ltd. (Class A)	80,631	262,988
Kornit Digital Ltd. (a)	2,870	95,212
Mizrahi Tefahot Bank Ltd.	10,052	206,865
NICE Systems Ltd. (a)	4,170	694,163
Paz Oil Co. Ltd.	794	69,857
Plus500 Ltd.	7,625	120,094
Shufersal Ltd.	14,183	91,054
Strauss Group Ltd.	3,880	109,967
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	71,292	765,676
Tower Semiconductor Ltd. (a)	7,604	149,070
Wix.com Ltd. (a)	3,063	400,671

TOTAL ISRAEL		6,061,414

Italy - 1.1%
A2A SpA	99,749	135,818
Amplifon SpA	5,832	133,636
Assicurazioni Generali SpA	77,956	1,111,846
Astm SpA	4,876	95,112
Atlantia SpA	30,602	501,666
Azimut Holding SpA	7,718	131,307
Banca Mediolanum S.p.A.	16,791	102,490
Banco BPM SpA	97,233	118,647
Davide Campari-Milano SpA	27,339	211,813
Enel SpA	502,209	3,430,314
Eni SpA	163,980	1,562,128
FinecoBank SpA	32,613	362,393
Hera SpA	52,075	192,770
Infrastrutture Wireless Italiane SpA (c)	15,763	166,779
Interpump Group SpA	5,183	150,969
Intesa Sanpaolo SpA	1,025,023	1,600,578
Italgas SpA	30,079	168,271
Leonardo SpA	27,096	186,889
Mediobanca SpA	45,724	265,817
Moncler SpA	12,268	461,125
Nexi SpA (c)	16,990	257,401
Pirelli & C. SpA (c)	27,707	107,909
Poste Italiane SpA (c)	28,724	244,011
Prysmian SpA	17,574	330,668
Recordati SpA	6,748	293,352
Saipem SpA	39,131	100,386
Snam Rete Gas SpA	139,971	627,047
Telecom Italia SpA	728,648	289,353
Terna SpA	90,282	565,911
UniCredit SpA	137,660	1,060,358
Unione di Banche Italiane SCpA	68,037	194,523
Unipol Gruppo SpA	27,594	95,071

TOTAL ITALY		15,256,358

Japan - 18.0%
ABC-MART, Inc.	2,200	112,957
ACOM Co. Ltd.	31,100	126,933
Activia Properties, Inc.	47	138,834
Advance Residence Investment Corp.	90	275,917
Advantest Corp.	13,200	640,483
Aeon (REIT) Investment Corp.	101	101,268
AEON Co. Ltd.	56,700	1,141,461
AEON MALL Co. Ltd.	7,200	91,648
Agc, Inc.	14,700	362,505
Aica Kogyo Co. Ltd.	4,400	128,537
Ain Holdings, Inc.	2,000	112,379
Air Water, Inc.	14,500	196,729
Aisin Seiki Co. Ltd.	11,600	336,710
Ajinomoto Co., Inc.	35,700	635,845
Alfresa Holdings Corp.	14,100	283,537
Alps Electric Co. Ltd.	14,100	145,432
Amada Co. Ltd.	25,100	226,880
Amano Corp.	4,600	94,902
Ana Holdings, Inc.	22,300	473,875
Anritsu Corp.	9,500	193,869
Aozora Bank Ltd.	7,700	137,030
Asahi Group Holdings	30,000	1,031,560
ASAHI INTECC Co. Ltd.	17,100	456,202
Asahi Kasei Corp.	90,600	642,760
Asics Corp.	12,600	121,286
Astellas Pharma, Inc.	117,100	1,936,735
Azbil Corp.	9,100	241,163
Bandai Namco Holdings, Inc.	14,500	724,513
Bank of Kyoto Ltd.	5,000	172,856
Benesse Holdings, Inc.	5,400	154,480
Bic Camera, Inc.	11,900	111,332
Bridgestone Corp.	39,800	1,238,867
Brother Industries Ltd.	17,100	292,556
Calbee, Inc.	7,400	225,141
Canon, Inc.	69,600	1,464,045
Capcom Co. Ltd.	4,900	150,450
Casio Computer Co. Ltd.	15,600	246,197
Central Japan Railway Co.	13,300	2,092,814
Chiba Bank Ltd.	51,400	238,497
Chubu Electric Power Co., Inc.	46,500	628,865
Chugai Pharmaceutical Co. Ltd.	13,900	1,656,904
Chugoku Electric Power Co., Inc.	19,800	266,792
Coca-Cola West Co. Ltd.	9,800	177,617
Comforia Residential REIT, Inc.	38	113,488
COMSYS Holdings Corp.	8,400	230,981
Concordia Financial Group Ltd.	82,800	253,697
Cosmos Pharmaceutical Corp.	700	187,532
Credit Saison Co. Ltd.	10,200	115,843
CyberAgent, Inc.	6,300	264,512
Dai Nippon Printing Co. Ltd.	19,600	413,249
Dai-ichi Mutual Life Insurance Co.	77,700	973,754
Daicel Chemical Industries Ltd.	20,500	167,339
Daifuku Co. Ltd.	8,100	568,355
Daiichi Sankyo Kabushiki Kaisha	39,800	2,735,902
Daiichikosho Co. Ltd.	3,000	91,134
Daikin Industries Ltd.	19,100	2,451,122
Dainippon Sumitomo Pharma Co. Ltd.	11,800	163,260
Daito Trust Construction Co. Ltd.	4,900	470,983
Daiwa House Industry Co. Ltd.	43,400	1,099,770
Daiwa House REIT Investment Corp.	121	293,719
Daiwa Office Investment Corp.	20	111,261
Daiwa Securities Group, Inc.	100,700	418,754
Denki Kagaku Kogyo KK	6,300	152,207
DENSO Corp.	33,400	1,174,068
Dentsu Group, Inc.	15,800	329,965
Dic Corp.	5,400	125,402
Disco Corp.	1,900	431,114
Dmg Mori Co. Ltd.	8,800	91,514
Dowa Holdings Co. Ltd.	3,800	105,101
East Japan Railway Co.	24,400	1,781,688
Ebara Corp.	5,700	125,665
Eisai Co. Ltd.	19,300	1,347,351
Electric Power Development Co. Ltd.	11,200	225,430
Ezaki Glico Co. Ltd.	3,700	162,391
FamilyMart Co. Ltd.	16,500	279,801
Fancl Corp.	5,900	142,724
Fanuc Corp.	12,600	2,056,488
Fast Retailing Co. Ltd.	4,200	1,991,838
Frontier Real Estate Investment Corp.	35	99,147
Fuji Electric Co. Ltd.	9,900	236,139
Fujifilm Holdings Corp.	26,800	1,276,553
Fujitsu Ltd.	12,400	1,204,641
Fukuoka Financial Group, Inc.	12,500	178,582
Glory Ltd.	4,400	100,001
GLP J-REIT	252	325,699
GMO Payment Gateway, Inc.	2,700	242,790
GOLDWIN, Inc.	2,300	124,950
Hakuhodo DY Holdings, Inc.	20,100	225,133
Hamamatsu Photonics K.K.	9,700	427,536
Hankyu Hanshin Holdings, Inc.	16,500	568,886
Harmonic Drive Systems, Inc.	2,800	131,240
Haseko Corp.	17,400	188,905
Hikari Tsushin, Inc.	1,300	254,270
Hino Motors Ltd.	19,800	117,785
Hirose Electric Co. Ltd.	2,300	254,401
Hisamitsu Pharmaceutical Co., Inc.	5,400	255,621
Hitachi Chemical Co. Ltd.	6,700	287,504
Hitachi Construction Machinery Co. Ltd.	7,000	164,236
Hitachi Ltd.	63,100	1,872,772
Hitachi Metals Ltd.	13,500	132,843
Honda Motor Co. Ltd.	117,700	2,858,248
Horiba Ltd.	2,900	155,654
Hoshizaki Corp.	3,400	261,063
House Foods Group, Inc.	5,000	157,480
Hoya Corp.	24,700	2,270,793
Hulic (REIT), Inc.	76	85,762
Hulic Co. Ltd.	33,300	332,643
Ibiden Co. Ltd.	9,400	243,595
Idemitsu Kosan Co. Ltd.	16,257	369,408
IHI Corp.	10,300	127,665
Iida Group Holdings Co. Ltd.	11,600	155,546
Industrial & Infrastructure Fund Investment Corp.	122	170,526
INPEX Corp.	70,600	455,730
Invesco Office J-REIT, Inc.	620	82,848
Invincible Investment Corp.	412	107,381
Isetan Mitsukoshi Holdings Ltd.	25,400	154,519
Isuzu Motors Ltd.	38,800	294,863
IT Holdings Corp.	15,600	301,490
ITO EN Ltd.	4,400	245,185
Itochu Corp.	102,900	2,017,366
ITOCHU Techno-Solutions Corp.	6,300	193,729
J. Front Retailing Co. Ltd.	17,700	144,397
Japan Airlines Co. Ltd.	22,200	395,999
Japan Airport Terminal Co. Ltd.	4,600	189,675
Japan Excellent, Inc.	84	90,955
Japan Exchange Group, Inc.	34,500	646,825
Japan Hotel REIT Investment Corp.	290	97,284
Japan Logistics Fund, Inc.	64	151,420
Japan Post Holdings Co. Ltd.	94,700	757,495
Japan Prime Realty Investment Corp.	60	167,171
Japan Real Estate Investment Corp.	90	489,773
Japan Retail Fund Investment Corp.	170	187,560
Japan Tobacco, Inc.	71,500	1,331,548
JFE Holdings, Inc.	37,600	249,515
JGC Corp.	17,200	166,097
JSR Corp.	12,600	239,519
JTEKT Corp.	16,000	117,209
JX Holdings, Inc.	209,400	742,399
K's Holdings Corp.	14,500	159,707
Kagome Co. Ltd.	5,500	140,581
Kajima Corp.	32,500	337,700
Kakaku.com, Inc.	8,700	178,353
Kaken Pharmaceutical Co. Ltd.	2,800	154,200
Kamigumi Co. Ltd.	8,100	143,636
Kaneka Corp.	4,600	119,592
Kansai Electric Power Co., Inc.	53,400	547,198
Kansai Paint Co. Ltd.	17,000	326,487
Kao Corp.	31,300	2,413,742
Kawasaki Heavy Industries Ltd.	10,800	163,189
KDDI Corp.	104,000	3,012,287
Keihan Electric Railway Co., Ltd.	6,700	302,488
Keihin Electric Express Railway Co. Ltd.	18,000	297,218
Keio Corp.	7,900	446,883
Keisei Electric Railway Co.	11,300	340,857
Kenedix Office Investment Corp.	28	140,633
Kewpie Corp.	7,500	149,350
Keyence Corp.	12,200	4,407,529
Kikkoman Corp.	12,600	578,970
Kinden Corp.	9,800	159,536
Kintetsu Group Holdings Co. Ltd.	12,400	596,226
Kirin Holdings Co. Ltd.	59,600	1,150,176
Kobayashi Pharmaceutical Co. Ltd.	3,400	314,923
Kobe Bussan Co. Ltd.	3,900	188,250
Koito Manufacturing Co. Ltd.	8,500	323,953
Komatsu Ltd.	62,800	1,188,235
Konami Holdings Corp.	6,600	207,235
Konica Minolta, Inc.	32,500	125,763
Kose Corp.	2,200	275,935
Kubota Corp.	75,300	935,128
Kuraray Co. Ltd.	22,400	224,080
Kurita Water Industries Ltd.	7,100	200,466
Kyocera Corp.	22,900	1,223,556
Kyowa Exeo Corp.	7,600	186,893
Kyowa Hakko Kirin Co., Ltd.	16,800	389,922
Kyushu Electric Power Co., Inc.	30,400	241,636
Kyushu Financial Group, Inc.	30,800	130,301
Kyushu Railway Co.	10,600	286,743
LaSalle Logiport REIT	94	132,878
Lasertec Corp.	5,300	356,083
Lawson, Inc.	3,100	160,900
LINE Corp. (a)	3,800	186,610
Lion Corp.	19,100	400,635
LIXIL Group Corp.	19,000	231,580
M3, Inc.	27,600	996,194
Mabuchi Motor Co. Ltd.	4,000	124,866
Maeda Road Construction Co. Ltd.	1,800	33,630
Makita Corp.	18,200	596,972
Mani, Inc.	5,000	111,867
Marubeni Corp.	111,600	537,448
Marui Group Co. Ltd.	15,100	247,171
Maruichi Steel Tube Ltd.	5,100	115,625
Matsumotokiyoshi Holdings Co. Ltd.	6,100	210,884
Mazda Motor Corp.	39,500	223,307
McDonald's Holdings Co. (Japan) Ltd.	3,900	191,884
MCUBS MidCity Investment Corp.	121	84,677
Mebuki Financial Group, Inc.	74,700	158,011
Medipal Holdings Corp.	14,800	288,787
Meiji Holdings Co. Ltd.	9,400	652,865
Mercari, Inc. (a)	6,200	156,740
Minebea Mitsumi, Inc.	28,000	455,257
Misumi Group, Inc.	18,300	440,980
Mitsubishi Chemical Holdings Corp.	91,100	517,776
Mitsubishi Corp.	101,800	2,158,973
Mitsubishi Electric Corp.	139,500	1,716,498
Mitsubishi Estate Co. Ltd.	90,700	1,467,357
Mitsubishi Gas Chemical Co., Inc.	14,400	178,331
Mitsubishi Heavy Industries Ltd.	21,700	556,467
Mitsubishi Logistics Corp.	5,600	123,643
Mitsubishi Materials Corp.	8,900	182,293
Mitsubishi Motors Corp. of Japan	41,900	118,740
Mitsubishi UFJ Financial Group, Inc.	840,300	3,394,812
Mitsubishi UFJ Lease & Finance Co. Ltd.	33,500	162,014
Mitsui & Co. Ltd.	112,500	1,570,314
Mitsui Chemicals, Inc.	13,000	255,230
Mitsui Fudosan Co. Ltd.	63,800	1,173,088
Mitsui Fudosan Logistics Park, Inc.	28	110,889
Mitsui OSK Lines Ltd.	8,100	140,492
Miura Co. Ltd.	7,400	304,785
Mizuho Financial Group, Inc.	1,632,100	1,900,449
MonotaRO Co. Ltd.	8,600	278,079
Mori Hills REIT Investment Corp.	106	137,000
Morinaga & Co. Ltd.	3,100	128,114
Morinaga Milk Industry Co. Ltd.	3,000	116,852
MS&AD Insurance Group Holdings, Inc.	31,600	910,399
Murata Manufacturing Co. Ltd.	41,900	2,360,940
Nabtesco Corp.	8,300	240,535
Nagoya Railroad Co. Ltd.	12,800	369,156
Nankai Electric Railway Co. Ltd.	7,400	165,770
NEC Corp.	17,000	652,372
New Hampshire Foods Ltd.	6,600	234,274
Nexon Co. Ltd.	30,400	494,037
NGK Insulators Ltd.	18,200	238,107
NGK Spark Plug Co. Ltd.	11,700	176,838
NHK Spring Co. Ltd.	14,900	98,995
Nichirei Corp.	8,600	215,135
Nidec Corp.	35,600	2,072,422
Nifco, Inc.	5,500	107,371
Nihon Kohden Corp.	5,800	208,349
Nihon M&A Center, Inc.	9,400	311,392
Nihon Unisys Ltd.	5,300	155,323
Nikon Corp.	26,100	242,778
Nintendo Co. Ltd.	7,700	3,179,517
Nippon Accommodations Fund, Inc.	32	192,033
Nippon Building Fund, Inc.	92	551,237
Nippon Express Co. Ltd.	5,800	283,284
Nippon Kayaku Co. Ltd.	10,200	98,675
Nippon Paint Holdings Co. Ltd.	13,000	752,271
Nippon REIT Investment Corp.	30	90,435
Nippon Shinyaku Co. Ltd.	4,100	289,214
Nippon Shokubai Co. Ltd.	2,300	109,733
Nippon Steel & Sumitomo Metal Corp.	61,500	517,438
Nippon Suisan Kaisha Co. Ltd.	22,500	100,113
Nippon Telegraph & Telephone Corp.	159,400	3,630,118
Nippon Yusen KK	11,000	144,799
Nishi-Nippon Railroad Co. Ltd.	5,300	130,432
Nissan Chemical Corp.	9,600	368,339
Nissan Motor Co. Ltd.	155,900	530,651
Nisshin Seifun Group, Inc.	16,800	261,040
Nissin Food Holdings Co. Ltd.	5,500	453,059
Nitori Holdings Co. Ltd.	5,500	846,666
Nitto Denko Corp.	10,300	514,520
NKSJ Holdings, Inc.	24,200	784,940
NOF Corp.	5,600	186,815
Nomura Holdings, Inc.	216,400	897,977
Nomura Real Estate Holdings, Inc.	8,300	137,051
Nomura Real Estate Master Fund, Inc.	291	335,159
Nomura Research Institute Ltd.	25,600	628,341
NSK Ltd.	30,400	210,418
NTT Data Corp.	42,000	428,575
NTT DOCOMO, Inc.	77,700	2,289,914
Obayashi Corp.	46,900	409,934
OBIC Co. Ltd.	4,400	665,033
Odakyu Electric Railway Co. Ltd.	21,800	480,741
Oji Holdings Corp.	66,100	335,622
Olympus Corp.	84,900	1,347,097
OMRON Corp.	13,600	798,798
Ono Pharmaceutical Co. Ltd.	32,900	794,334
Oracle Corp. Japan	2,100	217,602
Oriental Land Co. Ltd.	14,700	1,873,885
ORIX Corp.	86,200	1,035,380
ORIX JREIT, Inc.	176	212,712
Osaka Gas Co. Ltd.	26,500	493,478
Otsuka Corp.	7,200	325,062
Otsuka Holdings Co. Ltd.	36,400	1,430,668
Pan Pacific International Hold	38,500	746,932
Panasonic Corp.	151,800	1,157,170
Park24 Co. Ltd.	7,500	120,766
Penta-Ocean Construction Co. Ltd.	19,900	101,989
PeptiDream, Inc. (a)	6,200	233,984
Persol Holdings Co., Ltd.	12,400	145,706
Pigeon Corp.	8,000	285,887
Pola Orbis Holdings, Inc.	5,700	101,874
Premier Investment Corp.	78	78,643
Rakuten, Inc.	53,600	454,487
Recruit Holdings Co. Ltd.	103,700	3,025,053
Relo Group, Inc.	7,400	162,253
Renesas Electronics Corp. (a)	68,400	369,678
Rengo Co. Ltd.	16,700	131,963
Resona Holdings, Inc.	142,600	445,345
Ricoh Co. Ltd.	47,600	324,465
Rinnai Corp.	2,600	197,941
ROHM Co. Ltd.	6,100	389,936
Rohto Pharmaceutical Co. Ltd.	6,900	202,213
Ryohin Keikaku Co. Ltd.	16,600	197,565
Sankyo Co. Ltd. (Gunma)	22	609
Sankyu, Inc.	3,800	147,659
Santen Pharmaceutical Co. Ltd.	26,400	468,393
Sanwa Holdings Corp.	16,400	129,287
Sapporo Holdings Ltd.	5,400	102,796
Sawai Pharmaceutical Co. Ltd.	2,900	158,897
SBI Holdings, Inc. Japan	14,700	278,206
Screen Holdings Co. Ltd.	3,200	154,557
SCSK Corp.	3,100	140,390
Secom Co. Ltd.	13,800	1,148,427
Sega Sammy Holdings, Inc.	12,200	149,040
Seibu Holdings, Inc.	18,000	217,211
Seiko Epson Corp.	20,800	236,196
Seino Holdings Co. Ltd.	11,300	135,623
Sekisui Chemical Co. Ltd.	29,700	379,155
Sekisui House (REIT), Inc.	267	164,208
Sekisui House Ltd.	42,500	729,075
Seven & i Holdings Co. Ltd.	51,700	1,712,152
Seven Bank Ltd.	50,000	136,048
SG Holdings Co. Ltd.	16,200	451,665
Sharp Corp.	13,600	151,949
Shikoku Electric Power Co., Inc.	14,500	112,417
Shimadzu Corp.	18,100	452,858
Shimamura Co. Ltd.	1,600	101,384
SHIMANO, Inc.	5,500	810,456
SHIMIZU Corp.	46,200	354,819
Shin-Etsu Chemical Co. Ltd.	25,000	2,757,552
Shinsei Bank Ltd.	13,400	161,643
Shionogi & Co. Ltd.	19,100	1,054,846
Ship Healthcare Holdings, Inc.	2,900	131,873
Shiseido Co. Ltd.	26,000	1,528,624
Shizuoka Bank Ltd.	38,100	231,314
SHO-BOND Holdings Co. Ltd.	3,300	134,534
Shochiku Co. Ltd.	1,000	109,677
Showa Denko K.K.	9,300	203,558
Skylark Co. Ltd.	13,000	194,064
SMC Corp.	4,400	2,009,039
SoftBank Corp.	103,700	1,414,684
SoftBank Group Corp.	107,500	4,607,734
Sohgo Security Services Co., Ltd.	5,700	274,603
Sojitz Corp.	71,600	165,707
Sony Corp.	82,800	5,328,521
Sony Financial Holdings, Inc.	9,700	183,880
Sotetsu Holdings, Inc.	5,500	141,453
Square Enix Holdings Co. Ltd.	5,600	229,865
Stanley Electric Co. Ltd.	9,300	214,485
Subaru Corp.	41,500	830,602
Sugi Holdings Co. Ltd.	2,600	156,511
Sumco Corp.	17,100	243,454
Sumitomo Chemical Co. Ltd.	107,100	328,497
Sumitomo Corp.	80,700	912,894
Sumitomo Electric Industries Ltd.	51,100	525,740
Sumitomo Forestry Co. Ltd.	11,400	143,197
Sumitomo Heavy Industries Ltd.	7,500	158,056
Sumitomo Metal Mining Co. Ltd.	17,900	446,123
Sumitomo Mitsui Financial Group, Inc.	88,600	2,329,934
Sumitomo Mitsui Trust Holdings, Inc.	24,200	704,625
Sumitomo Realty & Development Co. Ltd.	31,000	830,259
Sumitomo Rubber Industries Ltd.	11,800	115,784
Sundrug Co. Ltd.	4,600	158,384
Suntory Beverage & Food Ltd.	8,300	313,623
Suzuken Co. Ltd.	5,600	217,081
Suzuki Motor Corp.	29,700	947,883
Sysmex Corp.	10,700	741,816
T&D Holdings, Inc.	38,600	333,649
Taiheiyo Cement Corp.	8,300	162,936
Taisei Corp.	14,600	455,113
Taisho Pharmaceutical Holdings Co. Ltd.	3,600	225,765
Taiyo Nippon Sanso Corp.	14,200	222,563
Taiyo Yuden Co. Ltd.	8,900	248,157
Takara Holdings, Inc.	14,700	108,180
Takashimaya Co. Ltd.	12,300	111,157
Takeda Pharmaceutical Co. Ltd.	102,584	3,699,328
TDK Corp.	8,600	741,386
TechnoPro Holdings, Inc.	2,400	138,881
Teijin Ltd.	13,100	208,915
Terumo Corp.	45,000	1,493,218
The Chugoku Bank Ltd.	13,100	121,460
The Hachijuni Bank Ltd.	34,100	122,336
THK Co. Ltd.	8,200	199,202
Tobu Railway Co. Ltd.	13,600	461,313
Toho Co. Ltd.	9,100	298,004
Toho Gas Co. Ltd.	6,100	298,989
Tohoku Electric Power Co., Inc.	32,400	305,840
Tokai Carbon Co. Ltd.	13,900	114,948
Tokio Marine Holdings, Inc.	46,000	2,158,124
Tokuyama Corp.	4,400	92,840
Tokyo Century Corp.	3,300	113,316
Tokyo Electric Power Co., Inc. (a)	51,400	173,028
Tokyo Electron Ltd.	10,800	2,300,195
Tokyo Gas Co. Ltd.	25,100	550,843
Tokyo Tatemono Co. Ltd.	14,700	165,325
Tokyu Corp.	36,600	550,902
Tokyu Fudosan Holdings Corp.	40,300	197,156
Tokyu REIT, Inc.	63	84,536
Toppan Printing Co. Ltd.	22,800	338,697
Toray Industries, Inc.	105,700	484,604
Toshiba Corp.	27,900	698,572
Tosoh Corp.	21,400	261,545
Toto Ltd.	10,400	361,995
Toyo Seikan Group Holdings Ltd.	10,400	105,507
Toyo Suisan Kaisha Ltd.	6,600	317,346
Toyo Tire Corp.	10,000	119,927
Toyota Industries Corp.	13,200	667,903
Toyota Motor Corp.	169,600	10,485,836
Toyota Tsusho Corp.	15,400	366,585
Trend Micro, Inc.	8,000	405,855
Tsumura & Co.	4,800	133,469
Tsuruha Holdings, Inc.	2,400	321,595
Ube Industries Ltd.	6,600	110,678
Unicharm Corp.	28,700	1,056,376
United Urban Investment Corp.	203	205,809
Ushio, Inc.	8,600	91,678
USS Co. Ltd.	14,200	226,268
Welcia Holdings Co. Ltd.	3,500	253,087
West Japan Railway Co.	12,400	766,291
Workman Co. Ltd.	1,600	102,427
Yahoo! Japan Corp.	173,100	668,049
Yakult Honsha Co. Ltd.	10,400	607,632
Yamada Denki Co. Ltd.	46,900	223,760
Yamaha Corp.	11,000	444,018
Yamaha Motor Co. Ltd.	20,500	263,748
Yamato Holdings Co. Ltd.	26,800	467,758
Yamazaki Baking Co. Ltd.	11,700	207,038
Yaskawa Electric Corp.	17,600	573,843
Yokogawa Electric Corp.	15,000	204,455
Yokohama Rubber Co. Ltd.	9,300	118,286
Zenkoku Hosho Co. Ltd.	3,600	106,173
Zensho Holdings Co. Ltd.	5,900	117,434
Zeon Corp.	13,000	115,566
Zozo, Inc.	12,900	209,160

TOTAL JAPAN		240,613,662

Korea (South) - 3.1%
AMOREPACIFIC Corp.	1,856	270,416
AMOREPACIFIC Group, Inc.	2,063	98,663
BGF Retail Co. Ltd.	611	79,466
BS Financial Group, Inc.	21,212	88,177
Bukwang Pharmaceutical Co. Ltd.	135	2,900
Celltrion Healthcare Co. Ltd.	5,420	377,442
Celltrion Pharm, Inc.	30	1,743
Celltrion, Inc. (a)	7,066	1,224,353
Cheil Industries, Inc.	6,111	533,211
Cheil Worldwide, Inc.	4,911	71,552
CJ CheilJedang Corp.	582	130,548
CJ Corp.	935	62,342
CJ O Shopping Co. Ltd.	765	80,540
Com2uS Corp.	690	60,773
Coway Co. Ltd.	3,375	170,578
Daelim Industrial Co.	1,879	136,265
Daewoo Engineering & Construction Co. Ltd. (a)	14,810	43,400
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,755	38,893
Db Insurance Co. Ltd.	3,666	133,231
DGB Financial Group Co. Ltd.	12,317	53,431
Doosan Bobcat, Inc.	3,433	66,408
DuzonBizon Co. Ltd.	1,362	98,548
E-Mart Co. Ltd.	1,525	150,637
Fila Holdings Corp.	3,298	94,474
Genexine Co. Ltd. (a)	1,280	69,013
GS Engineering & Construction Corp.	5,040	104,962
GS Holdings Corp.	3,573	113,380
GS Retail Co. Ltd.	1,966	61,415
Hana Financial Group, Inc.	19,806	449,973
Hanjin Kal Corp.	2,561	183,404
Hankook Tire Co. Ltd.	5,225	91,396
Hanmi Pharm Co. Ltd.	495	105,532
Hanmi Science Co. Ltd.	2,277	53,606
Hanon Systems	10,747	80,768
Hanssem Co. Ltd.	903	54,113
Hanwha Aerospace Co. Ltd. (a)	2,401	53,165
Hanwha Corp.	3,545	60,404
Hanwha Solutions Corp.	7,001	83,850
HDC Hyundai Development Co.	3,825	59,350
HLB, Inc. (a)	2,474	195,502
HLB, Inc. rights 5/29/20 (a)	247	3,517
Hotel Shilla Co.	2,388	167,477
HUGEL, Inc. (a)	188	59,441
Hyundai Department Store Co. Ltd.	1,208	72,291
Hyundai Elevator Co. Ltd.	1,248	63,590
Hyundai Engineering & Construction Co. Ltd.	4,953	142,902
Hyundai Fire & Marine Insurance Co. Ltd.	4,113	88,365
Hyundai Glovis Co. Ltd.	1,438	120,145
Hyundai Heavy Industries Co. Ltd. (a)	2,769	188,499
Hyundai Merchant Marine Co. Ltd. (a)	19,578	58,178
Hyundai Mipo Dockyard Co. Ltd.	1,670	42,271
Hyundai Mobis	4,436	628,060
Hyundai Motor Co.	9,969	768,083
Hyundai Robotics Co. Ltd.	641	128,217
Hyundai Steel Co.	5,697	101,293
Industrial Bank of Korea	18,287	118,919
Kakao Corp.	3,508	531,323
Kangwon Land, Inc.	7,514	154,939
KB Financial Group, Inc.	25,726	738,242
KCC Corp.	342	46,451
Kia Motors Corp.	17,623	430,116
Koh Young Technology, Inc.	804	53,673
Korea Aerospace Industries Ltd.	5,384	113,677
Korea Electric Power Corp. (a)	20,561	403,658
Korea Express Co. Ltd. (a)	621	75,654
Korea Gas Corp.	3,144	69,746
Korea Investment Holdings Co. Ltd.	2,817	116,173
Korea Zinc Co. Ltd.	833	264,675
Korean Air Lines Co. Ltd.	4,719	76,912
Korean Reinsurance Co.	8,526	58,953
KT&G Corp.	8,338	556,626
Kumho Petro Chemical Co. Ltd.	1,264	79,492
LG Chemical Ltd.	3,191	988,946
LG Corp.	8,729	445,489
LG Display Co. Ltd. (a)	15,169	137,975
LG Electronics, Inc.	7,148	323,026
LG Household & Health Care Ltd.	565	644,603
LG Innotek Co. Ltd.	1,002	108,874
LG Telecom Ltd.	17,049	187,353
Lotte Chemical Corp.	1,136	201,515
Lotte Confectionery Co. Ltd.	2,876	94,932
Lotte Shopping Co. Ltd.	891	73,196
LS Cable Ltd.	1,956	60,620
Mando Corp.	2,395	46,625
Medy-Tox, Inc.	287	27,310
Meritz Securities Co. Ltd.	20,509	55,204
Mirae Asset Daewoo Co. Ltd.	25,439	117,475
NAVER Corp.	9,477	1,540,703
NCSOFT Corp.	1,052	556,811
Netmarble Corp. (a)(c)	2,663	209,342
Nong Shim Co. Ltd.	271	65,919
Oci Co. Ltd.	1,423	46,795
Orion Corp./Republic of Korea	1,575	160,762
Ottogi Corp.	155	69,536
Paradise Co. Ltd.	4,130	53,544
Pearl Abyss Corp. (a)	468	74,081
POSCO	4,613	699,121
POSCO Chemtech Co. Ltd.	1,675	71,421
S-Oil Corp.	2,720	156,728
S1 Corp.	1,262	89,858
Samsung Biologics Co. Ltd. (a)(c)	1,087	519,860
Samsung Electro-Mechanics Co. Ltd.	3,836	358,390
Samsung Electronics Co. Ltd.	333,963	13,745,143
Samsung Engineering Co. Ltd. (a)	11,199	106,013
Samsung Fire & Marine Insurance Co. Ltd.	2,150	337,143
Samsung Heavy Industries Co. Ltd. (a)	34,493	121,664
Samsung Life Insurance Co. Ltd.	5,747	232,276
Samsung SDI Co. Ltd.	3,608	849,402
Samsung SDS Co. Ltd.	2,594	346,980
Samsung Securities Co. Ltd.	4,571	113,255
Shinhan Financial Group Co. Ltd.	31,350	797,165
Shinsegae Co. Ltd.	502	109,504
SillaJen, Inc. (a)	4,518	46,860
SK C&C Co. Ltd.	2,485	372,288
SK Energy Co. Ltd.	3,845	311,122
SK Hynix, Inc.	35,181	2,423,899
SK Telecom Co. Ltd.	2,184	380,716
STX Pan Ocean Co. Ltd. (Korea) (a)	13,994	39,684
ViroMed Co. Ltd.	1,608	88,154
Woori Financial Group, Inc.	33,580	233,294
Woori Investment & Securities Co. Ltd.	10,168	81,104
Yuhan Corp.	3,460	134,288

TOTAL KOREA (SOUTH)		41,465,350

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	64,787	134,685
Boubyan Bank KSC	61,257	99,025
Gulf Bank	127,194	88,826
Kuwait Finance House KSCP	291,395	561,498
Mobile Telecommunication Co.	140,479	240,717
National Bank of Kuwait	446,122	1,068,789

TOTAL KUWAIT		2,193,540

Luxembourg - 0.2%
Aperam	3,320	86,371
ArcelorMittal SA (Netherlands)	41,644	456,447
Aroundtown SA	72,527	390,240
B&M European Value Retail SA	53,230	223,120
Globant SA (a)	2,397	277,261
Millicom International Cellular SA (depository receipt)	6,549	170,183
RTL Group SA	2,576	85,929
SES SA (France) (depositary receipt)	24,568	164,122
Spotify Technology SA (a)(d)	6,312	956,710
Subsea 7 SA	17,658	97,933
Tenaris SA	31,097	215,165

TOTAL LUXEMBOURG		3,123,481

Malaysia - 0.5%
AMMB Holdings Bhd	132,800	91,770
Axiata Group Bhd	312,828	285,361
Bumiputra-Commerce Holdings Bhd	441,683	353,326
Dialog Group Bhd	293,700	226,861
DiGi.com Bhd	229,500	246,630
Gamuda Bhd	185,900	138,628
Genting Bhd	160,300	155,102
Genting Malaysia Bhd	203,900	112,129
Hartalega Holdings Bhd	115,100	203,425
Hong Leong Bank Bhd	55,200	170,365
IHH Healthcare Bhd	216,500	263,567
IJM Corp. Bhd	215,400	82,863
IOI Corp. Bhd	214,500	202,068
Kuala Lumpur Kepong Bhd	38,520	187,282
Malayan Banking Bhd	427,043	749,834
Malaysia Airports Holdings Bhd	68,400	83,198
Maxis Bhd	162,300	206,311
MISC Bhd	111,900	204,140
Nestle (Malaysia) BHD	4,200	136,756
Petronas Chemicals Group Bhd	188,900	244,633
Petronas Dagangan Bhd	20,800	98,165
Petronas Gas Bhd	52,200	186,545
PPB Group Bhd	47,800	182,297
Press Metal Bhd	109,900	100,120
Public Bank Bhd	198,600	755,145
QL Resources Bhd	52,800	99,878
RHB Capital Bhd	204,800	225,486
Sime Darby Bhd	210,700	97,643
Sime Darby Plantation Bhd	205,500	235,954
Telekom Malaysia Bhd	115,400	107,759
Tenaga Nasional Bhd	210,600	596,592
Top Glove Corp. Bhd	93,500	157,653

TOTAL MALAYSIA		7,187,486

Mexico - 0.4%
Alfa SA de CV Series A	196,100	80,227
America Movil S.A.B. de CV Series L	1,522,400	922,246
Banco Santander Mexico SA	59	33
CEMEX S.A.B. de CV unit	991,100	208,492
Coca-Cola FEMSA S.A.B. de CV unit	35,400	142,622
Embotelladoras Arca S.A.B. de CV	30,100	115,936
Fibra Uno Administracion SA de CV	197,900	162,337
Fomento Economico Mexicano S.A.B. de CV unit	121,500	785,281
Gruma S.A.B. de CV Series B	15,980	151,698
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	25,100	156,842
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	13,490	135,113
Grupo Aeroportuario Norte S.A.B. de CV	22,200	80,875
Grupo Bimbo S.A.B. de CV Series A	96,200	142,059
Grupo Carso SA de CV Series A1	34,500	69,069
Grupo Elektra SA de CV	3,790	217,809
Grupo Financiero Banorte S.A.B. de CV Series O	160,000	437,559
Grupo Financiero Inbursa S.A.B. de CV Series O	153,200	92,170
Grupo Mexico SA de CV Series B	208,900	445,519
Grupo Televisa SA de CV	166,700	177,137
Industrias Penoles SA de CV	8,290	64,006
Infraestructura Energetica Nova S.A.B. de CV	34,900	108,229
Kimberly-Clark de Mexico SA de CV Series A	94,200	133,047
Mexichem S.A.B. de CV	68,300	80,596
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	16,470	114,417
Wal-Mart de Mexico SA de CV Series V	329,700	793,026

TOTAL MEXICO		5,816,345

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	240,000	387,293
Netherlands - 3.1%
ABN AMRO Group NV GDR (c)	26,813	205,681
Adyen BV (a)(c)	1,567	1,547,538
AerCap Holdings NV (a)	8,871	249,453
Airbus Group NV	39,188	2,481,328
Akzo Nobel NV	13,135	996,813
Argenx SE (a)	2,806	419,633
ASM International NV (Netherlands)	3,296	362,818
ASML Holding NV (Netherlands)	27,744	8,103,620
CNH Industrial NV	64,373	402,942
Euronext NV (c)	4,606	386,637
EXOR NV	6,195	338,693
Ferrari NV	8,327	1,308,546
Fiat Chrysler Automobiles NV (Italy)	71,535	628,387
Heineken Holding NV	6,575	512,291
Heineken NV (Bearer)	15,380	1,308,221
ING Groep NV (Certificaten Van Aandelen)	252,770	1,416,217
Koninklijke Ahold Delhaize NV	71,435	1,734,468
Koninklijke DSM NV	11,777	1,443,412
Koninklijke KPN NV	230,064	529,916
Koninklijke Philips Electronics NV	58,894	2,567,337
NN Group NV	20,250	585,783
NXP Semiconductors NV	18,272	1,819,343
Prosus NV (a)	27,468	2,082,374
QIAGEN NV (Germany) (a)	14,876	619,471
Randstad NV	8,075	324,138
STMicroelectronics NV (Italy)	43,133	1,110,437
Takeaway.com Holding BV (a)(c)	6,882	701,523
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	8,973	528,232
Unilever NV	94,934	4,727,648
Wolters Kluwer NV	17,649	1,298,145
X5 Retail Group NV GDR (Reg. S)	7,290	215,201
Yandex NV Series A (a)	16,144	609,920

TOTAL NETHERLANDS		41,566,166

New Zealand - 0.3%
Auckland International Airport Ltd.	75,382	278,370
Chorus Ltd.	30,489	133,055
Contact Energy Ltd.	46,981	179,174
Fisher & Paykel Healthcare Corp.	36,570	610,966
Fletcher Building Ltd.	52,347	117,283
Goodman Property Trust	76,391	104,780
Infratil Ltd.	44,605	124,894
Kiwi Property Group Ltd.	103,666	60,693
Mercury Nz Ltd.	41,735	116,021
Meridian Energy Ltd.	78,572	214,085
Ryman Healthcare Group Ltd.	26,606	194,087
Spark New Zealand Ltd.	118,956	321,932
The a2 Milk Co. Ltd. (a)	47,892	570,008
Xero Ltd. (a)	6,785	346,890

TOTAL NEW ZEALAND		3,372,238

Norway - 0.5%
Adevinta ASA Class B	14,896	123,224
Aker ASA (A Shares)	1,653	43,789
Aker Bp ASA	7,186	119,310
DNB ASA	58,622	710,670
Entra ASA (c)	9,972	125,562
Equinor ASA	71,647	1,003,193
Gjensidige Forsikring ASA	12,498	220,803
Kongsberg Gruppen ASA	5,869	75,503
Leroy Seafood Group ASA	18,204	96,697
Marine Harvest ASA	29,218	500,511
Norsk Hydro ASA	89,282	226,496
Norwegian Finans Holding ASA	9,886	53,024
Orkla ASA	51,864	469,482
Salmar ASA	3,293	128,569
Scatec Solar AS (c)	6,353	92,830
Schibsted ASA:
(A Shares)	4,638	98,418
(B Shares)	7,484	145,442
Sparebank 1 Sr Bank ASA (primary capital certificate)	12,288	78,141
Sparebanken Midt-Norge	9,194	67,216
Storebrand ASA (A Shares)	31,067	155,865
Telenor ASA	42,332	649,333
TGS Nopec Geophysical Co. ASA	8,061	123,885
Tomra Systems ASA	7,237	240,455
Veidekke ASA	6,870	61,290
Yara International ASA	11,465	390,894

TOTAL NORWAY		6,000,602

Pakistan - 0.0%
Engro Corp. Ltd.	25,630	49,181
Lucky Cement Ltd.	15,550	45,614

TOTAL PAKISTAN		94,795

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	119,931	235,367
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	14,571	109,137
Philippines - 0.2%
Ayala Corp.	21,400	243,138
Ayala Land, Inc.	510,600	318,400
Bank of the Philippine Islands (BPI)	140,960	161,707
BDO Unibank, Inc.	134,920	265,162
GT Capital Holdings, Inc.	6,242	55,819
International Container Terminal Services, Inc.	67,220	117,436
JG Summit Holdings, Inc.	209,960	208,862
Jollibee Food Corp.	43,970	124,075
Metropolitan Bank & Trust Co.	185,514	141,717
Philippine Long Distance Telephone Co.	8,330	210,873
SM Investments Corp.	40,425	672,987
SM Prime Holdings, Inc.	736,500	447,968
Universal Robina Corp.	63,760	157,630

TOTAL PHILIPPINES		3,125,774

Poland - 0.2%
Bank Millennium SA (a)	39,819	27,008
Bank Polska Kasa Opieki SA	10,273	128,710
Bank Zachodni WBK SA	2,269	89,146
BRE Bank SA	862	45,502
CD Projekt RED SA	4,414	380,459
Cyfrowy Polsat SA	17,210	106,028
Dino Polska SA (a)(c)	3,006	126,506
Grupa Lotos SA	5,773	86,773
KGHM Polska Miedz SA (Bearer) (a)	8,847	164,154
LPP SA	83	130,038
Orange Polska SA (a)	44,420	74,679
Polish Oil & Gas Co. SA	110,255	98,674
Polska Grupa Energetyczna SA (a)	52,031	51,695
Polski Koncern Naftowy Orlen SA	18,958	284,955
Powszechna Kasa Oszczednosci Bank SA	57,538	305,248
Powszechny Zaklad Ubezpieczen SA	37,024	270,220

TOTAL POLAND		2,369,795

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	521,726	58,317
Energias de Portugal SA	142,487	601,156
Galp Energia SGPS SA Class B	29,841	344,398
Jeronimo Martins SGPS SA	15,843	267,628
NOS SGPS	16,603	61,934
REN - Redes Energeticas Nacionais SGPS SA	20,963	56,856

TOTAL PORTUGAL		1,390,289

Qatar - 0.2%
Industries Qatar QSC (a)	122,214	236,641
Masraf al Rayan (a)	364,993	382,837
Mesaieed Petrochemical Holding Co. (a)	284,423	140,610
Qatar Fuel Co. (a)	52,690	231,686
Qatar International Islamic Bank QSC (a)	78,032	171,880
Qatar Islamic Bank (a)	98,648	419,681
Qatar National Bank SAQ (a)	287,801	1,361,937
The Commercial Bank of Qatar	223,565	245,608

TOTAL QATAR		3,190,880

Russia - 0.7%
Alrosa Co. Ltd.	163,400	135,336
Gazprom OAO	786,360	1,999,308
Inter Rao Ues JSC	2,346,000	157,160
Lukoil PJSC	27,395	1,767,736
Magnit OJSC	4,972	246,919
MMC Norilsk Nickel PJSC	3,917	1,064,190
Mobile TeleSystems OJSC sponsored ADR	30,560	261,899
NOVATEK OAO	65,113	905,653
Polyus PJSC	1,815	294,955
Sberbank of Russia	679,980	1,791,907
Severstal PAO	11,283	133,998
Surgutneftegas OJSC	497,100	246,847
Tatneft PAO	104,613	770,118
VTB Bank OJSC	338,970,000	158,649

TOTAL RUSSIA		9,934,675

Saudi Arabia - 0.8%
Advanced Polypropylene Co.	13,923	165,446
Al Rajhi Bank	147,947	2,252,181
Alinma Bank	121,686	516,862
Almarai Co. Ltd.	17,474	228,336
Bank Al-Jazira	52,081	166,049
Bank Albilad	24,999	151,424
Banque Saudi Fransi	44,444	366,079
Dar Al Arkan Real Estate Development Co. (a)	74,495	160,786
Etihad Etisalat Co. (a)	35,836	265,611
Jarir Marketing Co.	5,339	209,724
National Commercial Bank	89,080	880,724
National Industrialization Co. (a)	40,643	109,896
Riyad Bank	90,535	410,088
SABIC	59,069	1,177,450
Sahara International Petrochemical Co.	46,346	189,701
Samba Financial Group	77,251	478,617
Saudi Arabian Fertilizers Co.	13,728	258,667
Saudi Arabian Mining Co. (a)	29,194	290,192
Saudi Cement Co.	9,863	138,331
Saudi Electricity Co.	54,100	245,628
Saudi Industrial Investment Group	28,988	143,648
Saudi Kayan Petrochemical Co. (a)	68,436	158,090
Saudi Telecom Co.	39,798	959,600
The Co. for Cooperative Insurance (a)	5,814	112,334
The Savola Group	21,449	231,187
Yanbu National Petrochemical Co.	18,888	226,204

TOTAL SAUDI ARABIA		10,492,855

Singapore - 0.8%
Ascendas Real Estate Investment Trust	202,128	422,706
BOC Aviation Ltd. Class A (c)	13,800	94,363
CapitaCommercial Trust (REIT)	184,700	209,883
CapitaLand Ltd.	167,700	355,820
CapitaMall Trust	187,100	248,937
City Developments Ltd.	39,900	223,031
ComfortDelgro Corp. Ltd.	137,800	160,651
DBS Group Holdings Ltd.	115,600	1,627,545
Flextronics International Ltd. (a)	33,222	324,247
Genting Singapore Ltd.	362,700	201,251
Jardine Cycle & Carriage Ltd.	6,500	92,416
Keppel Corp. Ltd.	96,300	406,552
Keppel DC (REIT)	84,700	140,454
Mapletree Commercial Trust	144,518	198,999
Mapletree Greater China Commercial Trust	154,035	102,301
Mapletree Industrial (REIT)	103,917	186,568
Mapletree Logistics Trust (REIT)	200,649	254,168
Oversea-Chinese Banking Corp. Ltd.	252,238	1,609,358
Singapore Airlines Ltd.	31,900	137,944
Singapore Airport Terminal Service Ltd.	44,800	103,792
Singapore Exchange Ltd.	53,800	366,868
Singapore Press Holdings Ltd.	113,900	122,312
Singapore Technologies Engineering Ltd.	97,600	236,362
Singapore Telecommunications Ltd.	529,800	1,058,666
Suntec (REIT)	151,200	149,343
United Overseas Bank Ltd.	90,400	1,291,736
UOL Group Ltd.	36,500	175,553
Venture Corp. Ltd.	18,300	204,515
Wilmar International Ltd.	199,800	503,153

TOTAL SINGAPORE		11,209,494

South Africa - 0.9%
Absa Group Ltd.	46,719	230,565
Anglo American Platinum Ltd.	3,469	182,053
AngloGold Ashanti Ltd.	26,949	657,830
Aspen Pharmacare Holdings Ltd. (a)	25,456	158,787
Bidcorp Ltd.	21,963	286,227
Bidvest Group Ltd.	22,071	179,237
Capitec Bank Holdings Ltd.	4,416	215,275
Clicks Group Ltd.	18,096	225,409
Discovery Ltd.	29,429	154,400
Exxaro Resources Ltd.	15,920	92,419
FirstRand Ltd.	240,503	524,899
Foschini Ltd.	15,426	60,524
Gold Fields Ltd.	55,542	413,433
Growthpoint Properties Ltd.	186,656	140,156
Impala Platinum Holdings Ltd.	52,611	313,786
Life Healthcare Group Holdings Ltd.	97,809	94,039
Mr Price Group Ltd.	15,804	112,599
MTN Group Ltd.	111,685	293,493
MultiChoice Group Ltd. (a)	28,876	135,339
Naspers Ltd. Class N	28,497	4,435,516
Nedbank Group Ltd.	25,016	145,430
Northam Platinum Ltd. (a)	23,431	116,134
Old Mutual Ltd.	307,747	220,394
PSG Group Ltd.	11,076	94,598
Redefine Properties Ltd.	350,300	43,120
Remgro Ltd.	33,889	249,938
RMB Holdings Ltd.	48,225	138,261
Sanlam Ltd.	121,640	388,873
Sasol Ltd. (a)	37,297	177,008
Shoprite Holdings Ltd.	30,151	171,999
Sibanye Stillwater Ltd. (a)	138,400	278,279
Spar Group Ltd.	13,182	125,648
Standard Bank Group Ltd.	83,628	461,434
Tiger Brands Ltd.	12,372	120,473
Vodacom Group Ltd.	45,113	299,815
Woolworths Holdings Ltd.	69,622	114,656

TOTAL SOUTH AFRICA		12,052,046

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	18,094	452,466
Aena Sme SA (c)	4,721	597,540
Amadeus IT Holding SA Class A	28,039	1,349,510
Banco Bilbao Vizcaya Argentaria SA	433,487	1,416,975
Banco de Sabadell SA	366,365	151,800
Banco Santander SA (Spain)	1,080,765	2,413,126
Bankinter SA	41,387	170,712
CaixaBank SA	233,708	420,275
Cellnex Telecom SA (c)	17,769	930,769
Enagas SA	16,211	378,213
Endesa SA	20,777	461,062
Ferrovial SA	30,998	774,497
Gas Natural SDG SA	21,413	378,028
Grifols SA	14,078	479,174
Grifols SA ADR	24,662	500,639
Iberdrola SA	389,385	3,873,519
Inditex SA	68,687	1,759,239
International Consolidated Airlines Group SA	7,912	22,109
International Consolidated Airlines Group SA CDI	93,378	260,976
Merlin Properties Socimi SA	23,306	216,067
Red Electrica Corporacion SA	27,976	492,430
Repsol SA	95,870	870,196
Telefonica SA	297,106	1,358,513

TOTAL SPAIN		19,727,835

Sweden - 1.9%
AarhusKarlshamn AB	11,372	185,749
AF Poyry AB (B Shares)	6,774	123,071
Alfa Laval AB	19,379	362,134
ASSA ABLOY AB (B Shares)	64,291	1,150,934
Atlas Copco AB:
(A Shares)	42,812	1,475,493
(B Shares)	24,533	758,852
Beijer Ref AB (B Shares)	4,766	97,929
Billerud AB	11,629	146,607
Boliden AB	17,877	360,354
Castellum AB	17,163	301,036
Dometic Group AB (c)	19,465	130,091
Electrolux AB (B Shares)	16,841	230,282
Electrolux Professional AB (a)	16,841	38,152
Elekta AB (B Shares)	23,923	217,350
Epiroc AB:
Class A	41,797	418,289
Class B	24,200	238,760
Ericsson (B Shares)	171,416	1,464,435
Essity AB Class B	39,344	1,274,485
Evolution Gaming Group AB (c)	8,084	370,219
Fabege AB	17,471	206,960
Fastighets AB Balder (a)	6,438	254,412
Getinge AB (B Shares)	14,403	276,067
H&M Hennes & Mauritz AB (B Shares)	50,390	688,811
Hexagon AB (B Shares)	18,269	896,495
HEXPOL AB (B Shares)	17,536	125,983
Holmen AB (B Shares)	6,547	187,835
Hufvudstaden AB (A Shares)	7,900	101,227
Husqvarna AB (B Shares)	26,030	156,630
ICA Gruppen AB	6,027	263,714
Industrivarden AB:
(A Shares)	1,704	34,970
(C Shares)	19,312	395,181
Indutrade AB	5,454	175,341
Investor AB (B Shares)	29,180	1,450,194
Kinnevik AB (B Shares)	15,780	324,326
Latour Investment AB Class B	7,722	115,451
Lifco AB	3,197	151,115
Loomis AB (B Shares)	4,539	110,687
Lundbergfoeretagen AB	4,337	182,098
Lundin Petroleum AB	12,347	317,677
Nibe Industrier AB (B Shares)	23,909	446,065
Nordic Entertainment Group AB Class B	4,094	97,034
Saab AB (B Shares)	5,663	129,174
Samhallsbyggnadsbolaget I Norden AB (B Shares)	56,811	110,018
Sandvik AB	71,814	1,104,745
Securitas AB (B Shares)	20,642	244,240
Skandinaviska Enskilda Banken AB (A Shares)	104,352	859,074
Skanska AB (B Shares)	23,488	446,876
SKF AB (B Shares)	24,367	384,600
SSAB Svenskt Stal AB (B Shares)	46,097	106,540
Svenska Cellulosa AB (SCA) (B Shares)	38,075	403,851
Svenska Handelsbanken AB (A Shares)	98,563	899,618
Sweco AB (B Shares)	4,612	157,567
Swedbank AB (A Shares)	60,284	713,410
Swedish Match Co. AB	11,058	683,345
Swedish Orphan Biovitrum AB (a)	12,470	238,914
Tele2 AB (B Shares)	31,961	412,125
Telia Co. AB	168,771	586,811
Thule Group AB (c)	5,895	109,923
Trelleborg AB (B Shares)	15,555	198,076
Volvo AB (B Shares)	106,565	1,365,585
Wallenstam AB (B Shares)	14,040	145,601
Wihlborgs Fastigheter AB	9,151	130,577

TOTAL SWEDEN		25,733,165

Switzerland - 6.2%
ABB Ltd. (Reg.)	125,529	2,382,827
Adecco SA (Reg.)	10,895	476,773
Alcon, Inc. (Switzerland) (a)	31,766	1,676,415
Baloise Holdings AG	3,139	469,915
Compagnie Financiere Richemont SA Series A	33,953	1,926,271
Credit Suisse Group AG	157,753	1,440,386
Galenica AG	2,871	431,431
Geberit AG (Reg.)	2,418	1,084,937
Givaudan SA	515	1,724,937
Julius Baer Group Ltd.	14,641	575,028
Kuehne & Nagel International AG	3,250	464,815
LafargeHolcim Ltd. (Reg.)	31,343	1,300,154
Lindt & Spruengli AG	7	585,962
Lindt & Spruengli AG (participation certificate)	70	545,714
Lonza Group AG	4,864	2,123,481
Nestle SA (Reg. S)	193,516	20,495,285
Novartis AG	165,987	14,165,077
Partners Group Holding AG	1,215	956,392
Roche Holding AG:
(Bearer)	1,786	621,330
(participation certificate)	45,718	15,832,024
Schindler Holding AG (participation certificate)	2,640	586,667
SGS SA (Reg.)	338	765,118
Sika AG	8,235	1,362,476
Sonova Holding AG Class B	3,558	642,486
Straumann Holding AG	738	559,970
Swiss Life Holding AG	2,181	772,529
Swiss Prime Site AG	5,201	494,102
Swiss Re Ltd.	18,929	1,375,501
Swisscom AG	1,649	857,258
Temenos Group AG	4,139	538,574
UBS Group AG	248,842	2,665,658
Zurich Insurance Group Ltd.	9,793	3,104,913

TOTAL SWITZERLAND		83,004,406

Taiwan - 3.2%
Accton Technology Corp.	34,000	246,026
Acer, Inc.	219,000	121,031
Advantech Co. Ltd.	27,000	254,915
ASE Technology Holding Co. Ltd.	206,000	458,085
Asia Cement Corp.	165,000	241,966
ASUSTeK Computer, Inc.	46,000	310,385
AU Optronics Corp.	586,000	153,830
Catcher Technology Co. Ltd.	51,000	385,606
Cathay Financial Holding Co. Ltd.	543,716	724,187
Chang Hwa Commercial Bank	411,514	268,617
Cheng Shin Rubber Industry Co. Ltd.	151,000	173,278
Chicony Electronics Co. Ltd.	44,000	123,718
China Development Finance Holding Corp.	931,000	281,185
China Life Insurance Co. Ltd. (a)	238,342	162,453
China Petrochemical Development Corp.	300	81
China Steel Corp.	807,000	539,532
China Synthetic Rubber Corp.	643	452
Chinatrust Financial Holding Co. Ltd.	1,281,000	852,116
Chipbond Technology Corp.	47,000	88,319
Chroma ATE, Inc.	27,000	124,194
Chunghwa Telecom Co. Ltd.	293,000	1,074,959
Compal Electronics, Inc.	281,000	178,814
Compeq Manufacturing Co. Ltd.	78,000	102,993
Delta Electronics, Inc.	127,000	591,290
E.SUN Financial Holdings Co. Ltd.	772,337	700,478
ECLAT Textile Co. Ltd.	15,000	149,481
Elite Material Co. Ltd.	22,000	94,909
EPISTAR Corp.	79,000	100,397
EVA Airways Corp.	211,619	81,238
Evergreen Marine Corp. (Taiwan) (a)	254,643	94,090
Far Eastern Textile Ltd.	254,000	220,169
Far EasTone Telecommunications Co. Ltd.	123,000	273,463
Feng Tay Enterprise Co. Ltd.	27,900	158,443
First Financial Holding Co. Ltd.	653,864	480,689
Formosa Chemicals & Fibre Corp.	257,000	649,818
Formosa Petrochemical Corp.	112,000	335,432
Formosa Plastics Corp.	286,000	837,973
Formosa Taffeta Co. Ltd.	63,000	71,705
Foxconn Technology Co. Ltd.	80,000	153,332
Fubon Financial Holding Co. Ltd.	475,000	670,434
Giant Manufacturing Co. Ltd.	21,000	123,564
GlobalWafers Co. Ltd.	15,000	190,563
Great Wall Enterprise Co. Ltd.	55,214	76,255
Highwealth Construction Corp.	72,000	104,874
HIWIN Technologies Corp.	18,330	174,521
Hon Hai Precision Industry Co. Ltd. (Foxconn)	816,800	2,095,380
Hotai Motor Co. Ltd.	24,000	442,319
Hua Nan Financial Holdings Co. Ltd.	638,757	414,180
Innolux Corp.	611,000	132,473
Inventec Corp.	223,000	174,902
King Yuan Electronics Co. Ltd.	76,000	90,936
Largan Precision Co. Ltd.	7,000	952,481
Lien Hwa Industrial Corp.	60,795	87,418
Lite-On Technology Corp.	146,000	226,469
Macronix International Co. Ltd.	122,340	145,698
Makalot Industrial Co. Ltd.	13,450	57,166
MediaTek, Inc.	96,000	1,323,230
Mega Financial Holding Co. Ltd.	717,000	719,956
Merida Industry Co. Ltd.	15,000	76,467
Merry Electronics Co. Ltd.	16,064	74,850
Micro-Star International Co. Ltd.	49,000	151,723
Nan Ya Plastics Corp.	363,000	801,606
Nanya Technology Corp.	78,000	167,133
Nien Made Enterprise Co. Ltd.	10,000	76,594
Novatek Microelectronics Corp.	38,000	235,896
OBI Pharma, Inc. (a)	454	1,348
Pegatron Corp.	141,000	308,786
Phison Electronics Corp.	12,000	113,670
Pou Chen Corp.	171,000	160,741
Powertech Technology, Inc.	53,000	176,917
President Chain Store Corp.	37,000	381,920
Qisda Corp.	120,000	67,537
Quanta Computer, Inc.	184,000	396,849
Radiant Opto-Electronics Corp.	33,000	108,112
Realtek Semiconductor Corp.	31,000	264,986
Ruentex Development Co. Ltd.	52,800	78,442
Ruentex Industries Ltd.	27,600	63,098
Shin Kong Financial Holding Co. Ltd.	784,002	222,795
Shin Kong Financial Holding Co. Ltd. rights 5/6/20 (a)	19,536	485
Simplo Technology Co. Ltd.	12,000	124,403
Sino-American Silicon Products, Inc.	38,000	112,042
Sinopac Holdings Co.	722,180	293,410
Synnex Technology International Corp.	100,000	133,220
Taishin Financial Holdings Co. Ltd.	707,045	300,189
Taiwan Business Bank	391,832	141,686
Taiwan Cement Corp.	323,671	466,146
Taiwan Cooperative Financial Holding Co. Ltd.	622,766	417,444
Taiwan Fertilizer Co. Ltd.	53,000	81,534
Taiwan High Speed Rail Corp.	157,000	178,989
Taiwan Mobile Co. Ltd.	153,000	550,286
Taiwan Semiconductor Manufacturing Co. Ltd.	1,233,000	12,415,919
Tatung Co. Ltd. (a)	117,000	83,919
TCI Co. Ltd.	446	3,401
TECO Electric & Machinery Co. Ltd.	129,000	115,873
The Shanghai Commercial & Savings Bank Ltd.	297,000	436,574
Tripod Technology Corp.	32,000	112,866
Unified-President Enterprises Corp.	333,000	773,961
Unimicron Technology Corp.	101,000	142,792
United Microelectronics Corp.	697,000	359,956
Vanguard International Semiconductor Corp.	51,000	118,108
Voltronic Power Technology Corp.	5,000	118,479
Walsin Lihwa Corp.	171,000	74,895
Walsin Technology Corp.	22,000	155,528
Win Semiconductors Corp.	26,000	232,011
Winbond Electronics Corp.	211,000	97,734
Wistron Corp.	190,000	177,851
Wiwynn Corp.	6,000	153,678
WPG Holding Co. Ltd.	101,040	131,386
Yageo Corp.	19,000	245,387
Yuanta Financial Holding Co. Ltd.	779,000	443,216

TOTAL TAIWAN		43,185,306

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	61,900	377,260
Advanced Information Service PCL NVDR	7,400	45,101
Airports of Thailand PCL (For. Reg.)	281,800	537,820
B. Grimm Power PCL	100,700	138,185
Bangkok Bank PCL	124,100	394,779
Bangkok Dusit Medical Services PCL (For. Reg.)	601,100	382,600
Bangkok Expressway and Metro PCL	546,400	157,947
Banpu PCL (For. Reg.)	297,700	52,933
Berli Jucker PCL (For. Reg)	79,400	97,677
BTS Group Holdings PCL (For. Reg.)	464,400	164,339
Bumrungrad Hospital PCL (For. Reg.)	31,400	113,105
C.P. ALL PCL (For. Reg.)	404,200	884,097
Central Pattana PCL (For. Reg.)	191,100	283,122
Central Retail Corp. PCL	182,108	207,339
Charoen Pokphand Foods PCL (For. Reg.)	257,200	213,187
CPN Retail Growth Leasehold REIT	107,300	98,434
CPN Retail Growth Leasehold REIT rights (a)	24,210	0
Delta Electronics PCL (For. Reg.)	22,100	30,343
Electricity Generating PCL (For. Reg.)	17,700	154,932
Energy Absolute PCL	117,800	144,570
Global Power Synergy Public Co. Ltd.	59,694	129,042
Gulf Energy Development PCL	298,500	355,543
Hana Microelectronics PCL (For. Reg.)	36,500	32,521
Home Product Center PCL (For. Reg.)	412,500	172,327
Indorama Ventures PCL (For. Reg.)	152,900	133,810
Intouch Holdings PCL (For. Reg.)	132,700	217,575
IRPC PCL (For. Reg.)	702,200	57,518
Kasikornbank PCL (For. Reg.)	155,600	409,095
Kiatnakin Bank PCL (For. Reg.)	51,600	66,540
Krung Thai Bank PCL (For. Reg.)	413,900	139,223
Krungthai Card PCL (For. Reg.)	53,500	55,774
Land & House PCL (For. Reg.)	490,800	110,972
Minor International PCL:
warrants 9/30/21 (a)	4,695	324
(For. Reg.)	189,600	122,604
Muangthai Leasing PCL	35,600	51,818
Osotspa PCL	72,200	91,910
PTT Exploration and Production PCL (For. Reg.)	88,500	228,579
PTT Global Chemical PCL (For. Reg.)	149,100	171,738
PTT PCL:
(For. Reg.)	837,800	915,329
NVDR	54,200	59,216
Ratchaburi Electric Generating Holding PCL (For. Reg.)	48,200	98,641
Siam Cement PCL (For. Reg.)	52,900	562,274
Siam Commercial Bank PCL (For. Reg.)	172,400	360,295
Siam Global House PCL	89	37
Srisawad Corp. PCL	61,500	101,719
Thai Beverage PCL	607,900	295,898
Thai Oil PCL (For. Reg.)	77,100	96,510
Thai Union Frozen Products PCL (For. Reg.)	199,600	80,573
Thanachart Capital PCL (For. Reg.)	70,200	79,386
TISCO Financial Group PCL	48,000	107,813
TMB Bank PCL (For. Reg.)	1,453,825	42,648
Total Access Communication PCL (For. Reg.)	28,800	37,293
True Corp. PCL (For. Reg.)	705,700	72,081
VGI Global Media PCL	159,100	40,507
WHA Corp. PCL	613,900	51,160

TOTAL THAILAND		10,026,063

Turkey - 0.2%
Akbank TAS (a)	204,153	172,038
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,067	36,991
Arcelik A/S	16,974	39,827
Aselsan A/S	19,683	76,428
Bim Birlesik Magazalar A/S JSC	29,757	235,646
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	31,061
Enka Insaat ve Sanayi A/S	99,975	86,537
Eregli Demir ve Celik Fabrikalari T.A.S.	91,203	105,563
Ford Otomotiv Sanayi A/S	5,191	47,012
Haci Omer Sabanci Holding A/S	90,353	105,743
Koc Holding A/S	71,326	156,541
Petkim Petrokimya Holding A/S	85,730	43,543
Soda Sanayii AS	25,979	21,706
TAV Havalimanlari Holding A/S	12,849	33,458
Tekfen Holding A/S	14,772	30,117
Tupras Turkiye Petrol Rafinerileri A/S	8,349	108,461
Turk Hava Yollari AO (a)	49,637	75,917
Turk Sise ve Cam Fabrikalari A/S	41,345	28,689
Turkcell Iletisim Hizmet A/S	72,134	143,969
Turkiye Garanti Bankasi A/S (a)	148,615	177,330
Turkiye Halk Bankasi A/S (a)	46,792	34,812
Turkiye Is Bankasi A/S Series C (a)	92,115	65,236
Turkiye Vakiflar Bankasi TAO (a)	75,722	49,077
Ulker Biskuvi Sanayi A/S (a)	11,675	39,588
Yapi ve Kredi Bankasi A/S (a)	137,585	41,338

TOTAL TURKEY		1,986,628

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	181,346	219,206
Aldar Properties PJSC (a)	375,759	186,184
DP World Ltd.	10,218	163,386
Dubai Islamic Bank Pakistan Ltd. (a)	311,442	311,175
Emaar Properties PJSC	335,522	249,370
Emirates NBD Bank PJSC (a)	161,483	378,083
Emirates Telecommunications Corp.	225,309	950,761
National Bank of Abu Dhabi PJSC (a)	474,318	1,497,921

TOTAL UNITED ARAB EMIRATES		3,956,086

United Kingdom - 9.0%
3i Group PLC	62,962	621,717
Admiral Group PLC	16,178	474,765
Amarin Corp. PLC ADR (a)(d)	23,533	179,086
Anglo American PLC (United Kingdom)	89,908	1,602,560
Antofagasta PLC	22,494	230,333
Ashtead Group PLC	29,639	811,934
Associated British Foods PLC	23,110	550,851
AstraZeneca PLC (United Kingdom)	85,410	8,933,211
Atlassian Corp. PLC (a)	7,952	1,236,456
Auto Trader Group PLC (c)	60,820	350,111
Aveva Group PLC	4,246	190,918
Aviva PLC	253,586	766,877
BAE Systems PLC	207,036	1,320,566
Barclays PLC	1,047,211	1,398,342
Barratt Developments PLC	66,511	434,769
Beazley PLC	34,390	171,524
Bellway PLC	8,034	269,464
Berkeley Group Holdings PLC	8,405	442,816
BHP Billiton PLC	137,065	2,300,633
BP PLC	1,316,009	5,185,625
British American Tobacco PLC (United Kingdom)	148,819	5,736,117
British Land Co. PLC	63,197	322,384
BT Group PLC	570,857	834,393
Bunzl PLC	21,612	470,231
Burberry Group PLC	26,846	466,141
Carnival PLC	12,146	167,375
Centrica PLC	367,110	183,613
Coca-Cola European Partners PLC	13,910	551,392
Compass Group PLC	103,686	1,744,767
ConvaTec Group PLC (c)	103,332	276,432
Croda International PLC	8,514	523,516
Dechra Pharmaceuticals PLC	6,806	237,449
Derwent London PLC	6,978	272,980
Diageo PLC	152,362	5,245,801
Direct Line Insurance Group PLC	91,727	314,820
DS Smith PLC	87,826	345,014
easyJet PLC	17,388	132,102
Electrocomponents PLC	29,380	213,884
Evraz PLC	35,285	117,859
G4S PLC (United Kingdom)	100,933	138,821
GlaxoSmithKline PLC	324,984	6,780,010
GW Pharmaceuticals PLC ADR (a)(d)	2,027	202,984
Halma PLC	24,816	653,245
Hargreaves Lansdown PLC	18,002	326,612
HomeServe PLC	19,661	276,108
Howden Joinery Group PLC	39,590	261,884
HSBC Holdings PLC (United Kingdom)	1,341,659	6,896,078
IMI PLC	18,782	195,753
Imperial Brands PLC	61,675	1,304,242
Informa PLC	81,994	452,924
InterContinental Hotel Group PLC	12,291	559,888
Intermediate Capital Group PLC	19,514	277,239
Intertek Group PLC	10,428	623,868
Investec PLC	45,144	93,220
ITV PLC	235,236	226,654
J Sainsbury PLC	112,241	280,049
John David Group PLC	26,988	179,950
Johnson Matthey PLC	12,783	320,796
Kingfisher PLC	138,811	275,373
Land Securities Group PLC	48,441	403,896
Legal & General Group PLC	384,325	990,381
Lloyds Banking Group PLC	4,564,496	1,846,835
London Stock Exchange Group PLC	20,534	1,928,313
M&G PLC	165,678	275,968
Marks & Spencer Group PLC	127,621	148,687
Mediclinic International PLC	33,061	103,350
Meggitt PLC	49,231	173,184
Melrose Industries PLC	317,552	399,077
Micro Focus International PLC	23,644	140,180
Mondi PLC	31,614	561,431
National Grid PLC	242,932	2,857,175
Network International Holdings PLC (c)	15,620	81,645
Next PLC	8,729	519,585
Ninety One PLC (a)	22,572	48,245
Ocado Group PLC (a)	38,422	776,458
Pearson PLC	50,322	290,189
Pennon Group PLC	27,823	384,072
Persimmon PLC	20,717	575,352
Phoenix Group Holdings PLC	34,083	257,995
Prudential PLC	168,175	2,372,515
Quilter PLC (c)	125,403	194,667
Reckitt Benckiser Group PLC	47,846	3,985,560
RELX PLC (London Stock Exchange)	130,635	2,955,867
Rentokil Initial PLC	120,174	714,989
Rightmove PLC	58,601	367,268
Rio Tinto PLC	64,657	3,001,292
Rolls-Royce Holdings PLC	125,058	517,609
Royal Bank of Scotland Group PLC	298,545	416,504
Royal Dutch Shell PLC:
Class A (United Kingdom)	269,003	4,428,937
Class B (United Kingdom)	246,171	3,940,866
RSA Insurance Group PLC	67,317	306,246
Sage Group PLC	72,119	581,337
Schroders PLC	8,296	277,311
Scottish & Southern Energy PLC	68,586	1,075,797
Segro PLC	72,137	753,746
Severn Trent PLC	15,469	465,649
Smith & Nephew PLC	58,040	1,135,791
Smiths Group PLC	25,551	399,211
Spectris PLC	7,727	259,557
Spirax-Sarco Engineering PLC	4,769	524,252
SSP Group PLC	29,216	103,180
St. James's Place Capital PLC	34,274	367,533
Standard Chartered PLC (United Kingdom)	174,579	896,020
Standard Life PLC	154,262	429,582
Tate & Lyle PLC	30,220	271,078
Taylor Wimpey PLC	210,047	389,027
Tesco PLC	631,156	1,866,845
The Weir Group PLC	16,910	203,312
Travis Perkins PLC	16,409	214,835
Unilever PLC	75,879	3,907,175
Unite Group PLC	24,211	266,973
United Utilities Group PLC	44,084	500,936
Vistry Group PLC	14,417	146,718
Vodafone Group PLC	1,744,308	2,460,652
Whitbread PLC	8,754	328,565
WM Morrison Supermarkets PLC	156,007	359,578

TOTAL UNITED KINGDOM		120,103,524

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(b)	911	6,007
Stratasys Ltd. (a)(d)	3,752	66,410
Yum China Holdings, Inc.	24,599	1,192,068

TOTAL UNITED STATES OF AMERICA		1,264,485

TOTAL COMMON STOCKS
(Cost $1,420,000,074)		1,256,892,422

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Alpargatas SA (PN)	13,700	69,005
Azul SA (a)	17,000	54,396
Banco Bradesco SA (PN)	286,286	1,008,179
Bradespar SA (PN)	15,700	86,210
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	19,429	99,469
Companhia Energetica de Minas Gerais (CEMIG) (PN)	63,000	110,293
Companhia Paranaense de Energia-Copel (PN-B)	7,100	71,027
Gerdau SA	69,900	150,909
Itau Unibanco Holding SA	314,450	1,316,690
Itausa-Investimentos Itau SA (PN)	286,900	474,834
Lojas Americanas SA (PN)	48,883	223,654
Metalurgica Gerdau SA (PN)	49,800	47,163
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	312,000	1,035,620
Telefonica Brasil SA	26,300	220,783

TOTAL BRAZIL		4,968,232

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	7,590	180,455
Colombia - 0.0%
Bancolombia SA (PN)	38,293	250,322
Grupo Aval Acciones y Valores SA	257,424	54,944

TOTAL COLOMBIA		305,266

Germany - 0.3%
Henkel AG & Co. KGaA	12,075	1,072,353
Porsche Automobil Holding SE (Germany)	9,937	501,757
Sartorius AG (non-vtg.)	2,238	629,805
Volkswagen AG	11,956	1,679,936

TOTAL GERMANY		3,883,851

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	369,014	146,953
Korea (South) - 0.2%
Hyundai Motor Co.	207	9,695
Hyundai Motor Co. Series 2	2,585	124,692
LG Chemical Ltd.	307	43,592
Samsung Electronics Co. Ltd.	53,990	1,877,677

TOTAL KOREA (SOUTH)		2,055,656

Russia - 0.0%
AK Transneft OAO	100	183,474
Sberbank of Russia	86,230	204,833
Surgutneftegas OJSC	647,000	316,607

TOTAL RUSSIA		704,914

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,873,565)		12,245,327

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.16% (e)	50,100,917	50,115,947
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	3,925,843	3,926,235
TOTAL MONEY MARKET FUNDS
(Cost $54,037,852)		54,042,182
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,491,911,491)		1,323,179,931
NET OTHER ASSETS (LIABILITIES) - 0.8%		11,137,148
NET ASSETS - 100%		$1,334,317,079

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	516	June 2020	$42,268,140	$5,417,728	$5,417,728
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	400	June 2020	18,118,000	1,901,028	1,901,028
TME S&P/TSX 60 Index Contracts (Canada)	34	June 2020	4,339,064	486,261	486,261
TOTAL FUTURES CONTRACTS					$7,805,017

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $69,049,313.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,689,706 or 1.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$297,359
Fidelity Securities Lending Cash Central Fund	40,863
Total	$338,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$96,786,322	$29,878,226	$66,908,096	$--
Consumer Discretionary	148,363,340	69,614,686	78,748,654	--
Consumer Staples	125,304,126	34,655,675	90,648,451	--
Energy	61,199,549	18,805,095	42,394,454	--
Financials	238,490,478	91,763,781	146,726,697	--
Health Care	132,999,379	41,748,359	91,245,013	6,007
Industrials	153,254,039	57,617,610	95,489,966	146,463
Information Technology	132,551,859	57,426,222	75,125,637	--
Materials	91,760,902	38,940,392	52,820,510	--
Real Estate	43,798,910	17,832,584	25,966,326	--
Utilities	44,628,845	21,196,507	23,432,338	--
Money Market Funds	54,042,182	54,042,182	--	--
Total Investments in Securities:	$1,323,179,931	$533,521,319	$789,506,142	$152,470
Derivative Instruments:
Assets
Futures Contracts	$7,805,017	$7,805,017	$--	$--
Total Assets	$7,805,017	$7,805,017	$--	$--
Total Derivative Instruments:	$7,805,017	$7,805,017	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,805,017	$0
Total Equity Risk	7,805,017	0
Total Value of Derivatives	$7,805,017	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ International Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,745,179) — See accompanying schedule: Unaffiliated issuers (cost $1,437,873,639)	$1,269,137,749
Fidelity Central Funds (cost $54,037,852)	54,042,182
Total Investment in Securities (cost $1,491,911,491)		$1,323,179,931
Segregated cash with brokers for derivative instruments		7,941,679
Cash		4,087
Foreign currency held at value (cost $3,626,090)		3,625,744
Receivable for investments sold		457,018
Receivable for fund shares sold		2,240,531
Dividends receivable		5,348,742
Distributions receivable from Fidelity Central Funds		8,953
Total assets		1,342,806,685
Liabilities
Payable for investments purchased	$48,428
Payable for fund shares redeemed	3,061,386
Payable for daily variation margin on futures contracts	1,452,304
Other payables and accrued expenses	1,194
Collateral on securities loaned	3,926,294
Total liabilities		8,489,606
Net Assets		$1,334,317,079
Net Assets consist of:
Paid in capital		$1,522,998,652
Total accumulated earnings (loss)		(188,681,573)
Net Assets		$1,334,317,079
Net Asset Value, offering price and redemption price per share ($1,334,317,079 ÷ 156,144,326 shares)		$8.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$17,755,979
Interest		14,995
Income from Fidelity Central Funds (including $40,863 from security lending)		338,222
Income before foreign taxes withheld		18,109,196
Less foreign taxes withheld		(2,028,935)
Total income		16,080,261
Expenses
Independent trustees' fees and expenses	$4,036
Total expenses before reductions	4,036
Expense reductions	(1,892)
Total expenses after reductions		2,144
Net investment income (loss)		16,078,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $608)	(13,422,294)
Fidelity Central Funds	1,378
Foreign currency transactions	224,055
Futures contracts	(19,196,548)
Total net realized gain (loss)		(32,393,409)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $267,384)	(214,288,132)
Fidelity Central Funds	4,141
Assets and liabilities in foreign currencies	(3,860)
Futures contracts	7,068,781
Total change in net unrealized appreciation (depreciation)		(207,219,070)
Net gain (loss)		(239,612,479)
Net increase (decrease) in net assets resulting from operations		$(223,534,362)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,078,117	$30,035,022
Net realized gain (loss)	(32,393,409)	(2,449,202)
Change in net unrealized appreciation (depreciation)	(207,219,070)	73,682,955
Net increase (decrease) in net assets resulting from operations	(223,534,362)	101,268,775
Distributions to shareholders	(32,813,228)	(3,263,555)
Share transactions
Proceeds from sales of shares	547,654,981	964,418,831
Reinvestment of distributions	30,381,153	3,048,245
Cost of shares redeemed	(247,873,987)	(198,941,902)
Net increase (decrease) in net assets resulting from share transactions	330,162,147	768,525,174
Total increase (decrease) in net assets	73,814,557	866,530,394
Net Assets
Beginning of period	1,260,502,522	393,972,128
End of period	$1,334,317,079	$1,260,502,522
Other Information
Shares
Sold	57,183,664	101,736,750
Issued in reinvestment of distributions	2,961,126	343,203
Redeemed	(28,346,613)	(20,899,353)
Net increase (decrease)	31,798,177	81,180,600

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$9.13	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.32	.06
Net realized and unrealized gain (loss)	(1.45)	.75	(.93)
Total from investment operations	(1.34)	1.07	(.87)
Distributions from net investment income	(.25)	(.06)	–
Total distributions	(.25)	(.06)	–
Net asset value, end of period	$8.55	$10.14	$9.13
Total ReturnC,D	(13.65)%	11.79%	(8.70)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.32%H	3.34%	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,334,317	$1,260,503	$393,972
Portfolio turnover rateI	14%H	4%	- %J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	5.5
Apple, Inc.	4.9
Amazon.com, Inc.	4.1
Facebook, Inc. Class A	2.0
Alphabet, Inc. Class C	1.6
Alphabet, Inc. Class A	1.6
Johnson & Johnson	1.6
Berkshire Hathaway, Inc. Class B	1.5
Visa, Inc. Class A	1.2
JPMorgan Chase & Co.	1.2
25.2

Top Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	26.0
Health Care	15.4
Communication Services	10.8
Financials	10.6
Consumer Discretionary	10.5
Industrials	7.7
Consumer Staples	7.1
Utilities	3.2
Real Estate	3.0
Energy	2.8

Asset Allocation (% of fund's net assets)

As of April 30, 2020 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.0%

Fidelity ZERO℠ Large Cap Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	533,472	$16,254,892
CenturyLink, Inc.	71,832	762,856
Verizon Communications, Inc.	301,969	17,348,119
		34,365,867
Entertainment - 2.0%
Activision Blizzard, Inc.	56,130	3,577,165
Electronic Arts, Inc. (a)	21,340	2,438,308
Live Nation Entertainment, Inc. (a)	10,238	459,379
Netflix, Inc. (a)	32,009	13,438,979
Roku, Inc. Class A (a)(b)	6,649	806,058
Take-Two Interactive Software, Inc. (a)	8,224	995,515
The Walt Disney Co.	131,662	14,239,245
		35,954,649
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	21,844	29,417,315
Class C (a)	21,866	29,489,800
Facebook, Inc. Class A (a)	175,753	35,978,397
IAC/InterActiveCorp (a)	5,307	1,186,008
Snap, Inc. Class A (a)(b)	56,924	1,002,432
Twitter, Inc. (a)	56,826	1,629,770
		98,703,722
Media - 1.4%
Charter Communications, Inc. Class A (a)	11,456	5,673,355
Comcast Corp. Class A	331,605	12,478,296
Discovery Communications, Inc.:
Class A (a)(b)	11,334	254,108
Class C (non-vtg.) (a)	24,628	502,657
DISH Network Corp. Class A (a)	18,648	466,480
Fox Corp.:
Class A	25,809	667,679
Class B	11,781	301,122
Liberty Broadband Corp.:
Class A (a)	1,773	212,795
Class C (a)	11,182	1,371,808
Liberty Global PLC:
Class A (a)	12,321	239,274
Class C (a)	29,376	537,875
Liberty Media Corp.:
Liberty Braves Class A (a)	877	18,101
Liberty Braves Class C (a)	2,504	50,305
Liberty Formula One Group Series C (a)	14,946	481,112
Liberty Media Class A (a)	1,718	51,970
Liberty SiriusXM Series A (a)	5,915	199,395
Liberty SiriusXM Series C (a)	10,773	367,036
Omnicom Group, Inc.	16,005	912,765
ViacomCBS, Inc. Class B	39,370	679,526
		25,465,659
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	27,812	2,441,894

TOTAL COMMUNICATION SERVICES		196,931,791

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.1%
Aptiv PLC	18,566	1,291,265
Automobiles - 0.6%
Ford Motor Co. (b)	285,018	1,450,742
General Motors Co.	91,975	2,050,123
Tesla, Inc. (a)(b)	10,400	8,131,552
		11,632,417
Distributors - 0.1%
Genuine Parts Co.	10,530	834,818
LKQ Corp. (a)	22,248	581,785
		1,416,603
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	17,962	490,542
Carnival Corp. (b)	34,020	540,918
Chipotle Mexican Grill, Inc. (a)	1,875	1,647,281
Darden Restaurants, Inc.	9,525	702,850
Domino's Pizza, Inc.	2,808	1,016,299
Hilton Worldwide Holdings, Inc.	20,533	1,554,553
Las Vegas Sands Corp.	24,558	1,179,275
Marriott International, Inc. Class A	19,875	1,807,433
McDonald's Corp.	55,023	10,320,114
MGM Mirage, Inc.	37,171	625,588
Norwegian Cruise Line Holdings Ltd. (a)(b)	15,097	247,591
Royal Caribbean Cruises Ltd. (b)	12,669	592,529
Starbucks Corp.	86,305	6,622,183
Wynn Resorts Ltd.	7,126	609,487
Yum! Brands, Inc.	22,156	1,914,943
		29,871,586
Household Durables - 0.3%
D.R. Horton, Inc.	24,344	1,149,524
Garmin Ltd.	10,499	852,099
Lennar Corp.:
Class A	20,421	1,022,479
Class B	1,163	44,368
NVR, Inc. (a)	255	790,500
PulteGroup, Inc.	18,923	534,953
		4,393,923
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	30,416	75,249,184
eBay, Inc.	55,914	2,227,055
Expedia, Inc.	10,180	722,576
The Booking Holdings, Inc. (a)	3,059	4,529,064
		82,727,879
Leisure Products - 0.0%
Hasbro, Inc.	9,323	673,214
Multiline Retail - 0.5%
Dollar General Corp.	18,604	3,261,281
Dollar Tree, Inc. (a)	17,310	1,379,088
Target Corp.	37,021	4,062,685
		8,703,054
Specialty Retail - 2.2%
AutoZone, Inc. (a)	1,743	1,778,418
Best Buy Co., Inc.	16,559	1,270,572
Burlington Stores, Inc. (a)	4,854	886,777
CarMax, Inc. (a)(b)	11,931	878,718
Lowe's Companies, Inc.	55,999	5,865,895
O'Reilly Automotive, Inc. (a)	5,531	2,136,847
Ross Stores, Inc.	26,446	2,416,107
The Home Depot, Inc.	79,667	17,513,197
Tiffany & Co., Inc.	7,839	991,634
TJX Companies, Inc.	88,626	4,347,105
Tractor Supply Co.	8,606	872,907
Ulta Beauty, Inc. (a)	4,185	911,995
		39,870,172
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	8,761	1,957,908
NIKE, Inc. Class B	91,000	7,933,380
VF Corp.	23,960	1,392,076
		11,283,364

TOTAL CONSUMER DISCRETIONARY		191,863,477

CONSUMER STAPLES - 7.1%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	13,260	824,772
Constellation Brands, Inc. Class A (sub. vtg.)	12,258	2,018,770
Molson Coors Beverage Co. Class B	13,632	559,048
Monster Beverage Corp. (a)	27,940	1,726,971
PepsiCo, Inc.	101,833	13,471,488
The Coca-Cola Co.	281,626	12,923,817
		31,524,866
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	32,271	9,778,113
Kroger Co.	58,630	1,853,294
Sysco Corp.	37,315	2,099,715
Walgreens Boots Alliance, Inc.	54,797	2,372,162
Walmart, Inc.	103,585	12,590,757
		28,694,041
Food Products - 1.1%
Archer Daniels Midland Co.	40,743	1,513,195
Conagra Brands, Inc.	35,580	1,189,795
General Mills, Inc.	44,154	2,644,383
Hormel Foods Corp.	20,204	946,557
Kellogg Co.	18,202	1,192,231
Lamb Weston Holdings, Inc.	10,691	656,000
McCormick & Co., Inc. (non-vtg.)	9,038	1,417,520
Mondelez International, Inc.	105,148	5,408,813
The Hershey Co.	10,839	1,435,409
The J.M. Smucker Co.	8,302	953,983
The Kraft Heinz Co.	45,527	1,380,834
Tyson Foods, Inc. Class A	21,571	1,341,500
		20,080,220
Household Products - 1.8%
Church & Dwight Co., Inc.	17,963	1,257,230
Clorox Co.	9,173	1,710,214
Colgate-Palmolive Co.	62,585	4,397,848
Kimberly-Clark Corp.	25,038	3,467,262
Procter & Gamble Co.	182,075	21,461,180
		32,293,734
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	16,252	2,866,853
Tobacco - 0.8%
Altria Group, Inc.	136,474	5,356,605
Philip Morris International, Inc.	113,623	8,476,276
		13,832,881

TOTAL CONSUMER STAPLES		129,292,595

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	47,623	664,341
Halliburton Co.	63,558	667,359
Schlumberger Ltd.	100,780	1,695,120
		3,026,820
Oil, Gas & Consumable Fuels - 2.7%
Apache Corp.	27,598	360,982
Cheniere Energy, Inc. (a)	16,965	792,096
Chevron Corp.	138,083	12,703,636
Concho Resources, Inc.	14,736	835,826
ConocoPhillips Co.	80,153	3,374,441
Diamondback Energy, Inc.	11,817	514,512
EOG Resources, Inc.	42,515	2,019,888
Exxon Mobil Corp.	308,982	14,358,394
Hess Corp.	18,953	921,874
Kinder Morgan, Inc.	142,282	2,166,955
Marathon Petroleum Corp.	47,446	1,522,068
Occidental Petroleum Corp.	65,019	1,079,315
ONEOK, Inc.	30,217	904,395
Phillips 66 Co.	32,462	2,375,245
Pioneer Natural Resources Co.	12,120	1,082,437
The Williams Companies, Inc.	88,548	1,715,175
Valero Energy Corp.	29,999	1,900,437
		48,627,676

TOTAL ENERGY		51,654,496

FINANCIALS - 10.6%
Banks - 3.8%
Bank of America Corp.	591,167	14,217,566
Citigroup, Inc.	159,490	7,744,834
Citizens Financial Group, Inc.	31,974	715,898
Fifth Third Bancorp	51,981	971,525
First Republic Bank	12,260	1,278,595
Huntington Bancshares, Inc.	75,124	694,146
JPMorgan Chase & Co.	229,043	21,933,158
KeyCorp	71,503	833,010
M&T Bank Corp.	9,677	1,084,598
PNC Financial Services Group, Inc.	32,019	3,415,467
Regions Financial Corp.	70,973	762,960
SVB Financial Group (a)	3,789	731,921
Truist Financial Corp.	97,989	3,656,949
U.S. Bancorp	103,851	3,790,562
Wells Fargo & Co.	281,088	8,165,606
		69,996,795
Capital Markets - 2.7%
Ameriprise Financial, Inc.	9,206	1,058,138
Bank of New York Mellon Corp.	61,318	2,301,878
BlackRock, Inc. Class A	8,614	4,324,573
Cboe Global Markets, Inc.	8,048	799,810
Charles Schwab Corp.	83,517	3,150,261
CME Group, Inc.	26,170	4,663,756
FactSet Research Systems, Inc.	2,762	759,550
Goldman Sachs Group, Inc.	23,278	4,269,651
Intercontinental Exchange, Inc.	40,670	3,637,932
MarketAxess Holdings, Inc.	2,772	1,261,288
Moody's Corp.	11,854	2,891,191
Morgan Stanley	85,082	3,354,783
MSCI, Inc.	6,188	2,023,476
Northern Trust Corp.	15,496	1,226,663
Raymond James Financial, Inc.	8,947	589,786
S&P Global, Inc.	17,842	5,225,565
State Street Corp.	26,574	1,675,225
T. Rowe Price Group, Inc.	17,080	1,974,960
TD Ameritrade Holding Corp.	19,243	755,673
The Blackstone Group LP	48,161	2,515,931
The NASDAQ OMX Group, Inc.	8,392	920,351
		49,380,441
Consumer Finance - 0.5%
Ally Financial, Inc.	27,631	452,872
American Express Co.	49,016	4,472,710
Capital One Financial Corp.	34,082	2,207,150
Discover Financial Services	23,028	989,513
Synchrony Financial	40,949	810,381
		8,932,626
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	31,016	568,213
Berkshire Hathaway, Inc. Class B (a)	142,821	26,758,943
		27,327,156
Insurance - 2.0%
AFLAC, Inc.	53,743	2,001,389
Alleghany Corp.	1,042	556,126
Allstate Corp.	23,696	2,410,357
American International Group, Inc.	63,630	1,618,111
Aon PLC	17,114	2,955,074
Arch Capital Group Ltd. (a)	29,712	713,979
Arthur J. Gallagher & Co.	13,686	1,074,351
Brown & Brown, Inc.	16,940	608,315
Chubb Ltd.	33,116	3,576,859
Cincinnati Financial Corp.	11,142	733,144
Everest Re Group Ltd.	2,955	511,599
FNF Group	19,896	538,187
Globe Life, Inc.	7,223	594,742
Hartford Financial Services Group, Inc.	26,201	995,376
Lincoln National Corp.	14,308	507,505
Loews Corp.	18,620	645,369
Markel Corp. (a)	1,004	869,303
Marsh & McLennan Companies, Inc.	36,876	3,589,141
MetLife, Inc.	57,240	2,065,219
Principal Financial Group, Inc.	18,716	681,450
Progressive Corp.	42,709	3,301,406
Prudential Financial, Inc.	29,429	1,835,487
The Travelers Companies, Inc.	18,881	1,910,946
W.R. Berkley Corp.	10,530	568,620
Willis Group Holdings PLC	9,406	1,676,996
		36,539,051
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	39,920	495,806
Annaly Capital Management, Inc.	104,231	651,444
		1,147,250

TOTAL FINANCIALS		193,323,319

HEALTH CARE - 15.4%
Biotechnology - 2.5%
AbbVie, Inc.	108,002	8,877,764
Alexion Pharmaceuticals, Inc. (a)	16,176	1,738,435
Alnylam Pharmaceuticals, Inc. (a)	8,153	1,073,750
Amgen, Inc.	43,389	10,379,517
Biogen, Inc. (a)	13,179	3,911,923
BioMarin Pharmaceutical, Inc. (a)	13,139	1,209,051
Exact Sciences Corp. (a)(b)	10,233	808,202
Gilead Sciences, Inc.	92,396	7,761,264
Incyte Corp. (a)	13,069	1,276,319
Regeneron Pharmaceuticals, Inc. (a)	5,834	3,067,984
Seattle Genetics, Inc. (a)	8,391	1,151,497
Vertex Pharmaceuticals, Inc. (a)	18,783	4,718,290
		45,973,996
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	129,066	11,885,688
Align Technology, Inc. (a)	5,211	1,119,583
Baxter International, Inc.	37,290	3,310,606
Becton, Dickinson & Co.	19,753	4,988,225
Boston Scientific Corp. (a)	101,836	3,816,813
Danaher Corp.	46,682	7,630,640
Dentsply Sirona, Inc.	16,129	684,515
DexCom, Inc. (a)	6,661	2,232,767
Edwards Lifesciences Corp. (a)	15,237	3,314,048
Hologic, Inc. (a)	19,657	984,816
IDEXX Laboratories, Inc. (a)	6,268	1,739,997
Insulet Corp. (a)	4,520	902,734
Intuitive Surgical, Inc. (a)	8,443	4,313,360
Medtronic PLC	97,884	9,556,415
ResMed, Inc.	10,506	1,631,792
STERIS PLC	6,174	879,795
Stryker Corp.	23,520	4,384,834
Teleflex, Inc.	3,386	1,135,664
The Cooper Companies, Inc.	3,627	1,039,861
Varian Medical Systems, Inc. (a)	6,614	756,509
West Pharmaceutical Services, Inc.	5,417	1,025,221
Zimmer Biomet Holdings, Inc.	15,040	1,800,288
		69,134,171
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	10,916	978,729
Anthem, Inc.	18,526	5,200,804
Cardinal Health, Inc.	21,248	1,051,351
Centene Corp. (a)	42,663	2,840,503
Cigna Corp.	27,290	5,342,836
CVS Health Corp.	95,036	5,849,466
HCA Holdings, Inc.	19,347	2,125,848
Henry Schein, Inc. (a)	10,676	582,483
Humana, Inc.	9,676	3,694,490
Laboratory Corp. of America Holdings (a)	7,058	1,160,688
McKesson Corp.	11,809	1,668,021
Quest Diagnostics, Inc.	9,793	1,078,307
UnitedHealth Group, Inc.	69,196	20,237,754
Universal Health Services, Inc. Class B	5,830	616,173
		52,427,453
Health Care Technology - 0.2%
Cerner Corp.	22,985	1,594,929
Veeva Systems, Inc. Class A (a)	9,621	1,835,687
		3,430,616
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	22,632	1,734,969
Illumina, Inc. (a)	10,739	3,426,063
IQVIA Holdings, Inc. (a)	13,195	1,881,475
Mettler-Toledo International, Inc. (a)	1,780	1,281,493
PerkinElmer, Inc.	8,080	731,482
Thermo Fisher Scientific, Inc.	29,284	9,800,769
Waters Corp. (a)	4,695	877,965
		19,734,216
Pharmaceuticals - 4.9%
Allergan PLC	23,986	4,493,537
Bristol-Myers Squibb Co.	171,221	10,411,949
Elanco Animal Health, Inc. (a)	28,681	708,708
Eli Lilly & Co.	61,701	9,541,443
Johnson & Johnson	192,200	28,837,688
Merck & Co., Inc.	185,935	14,752,083
Mylan NV (a)	37,377	626,812
Pfizer, Inc.	404,183	15,504,460
Zoetis, Inc. Class A	34,796	4,499,471
		89,376,151

TOTAL HEALTH CARE		280,076,603

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.8%
General Dynamics Corp.	17,138	2,238,566
Harris Corp.	16,157	3,129,611
HEICO Corp. (b)	2,925	256,230
HEICO Corp. Class A	5,240	379,009
Howmet Aerospace, Inc.	28,118	367,502
Huntington Ingalls Industries, Inc.	2,966	567,722
Lockheed Martin Corp.	18,128	7,052,880
Northrop Grumman Corp.	11,449	3,785,841
Raytheon Technologies Corp.	107,242	6,950,354
Teledyne Technologies, Inc. (a)	2,650	863,026
Textron, Inc.	16,539	435,968
The Boeing Co.	39,052	5,507,113
TransDigm Group, Inc.	3,643	1,322,700
		32,856,522
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	12,386	886,900
FedEx Corp.	17,557	2,225,701
United Parcel Service, Inc. Class B	51,183	4,844,983
		7,957,584
Airlines - 0.2%
American Airlines Group, Inc. (b)	28,493	342,201
Delta Air Lines, Inc.	41,905	1,085,759
Southwest Airlines Co.	38,472	1,202,250
United Airlines Holdings, Inc. (a)(b)	18,204	538,474
		3,168,684
Building Products - 0.4%
Allegion PLC	6,777	681,360
Carrier Global Corp. (a)	59,034	1,045,492
Fortune Brands Home & Security, Inc.	10,132	488,362
Johnson Controls International PLC	56,429	1,642,648
Masco Corp.	20,841	855,315
Trane Technologies PLC	17,517	1,531,336
		6,244,513
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,094	1,351,832
Copart, Inc. (a)	14,877	1,191,796
Republic Services, Inc.	15,464	1,211,450
Waste Management, Inc.	28,531	2,853,671
		6,608,749
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	9,868	816,577
Electrical Equipment - 0.4%
AMETEK, Inc.	16,724	1,402,642
Eaton Corp. PLC	30,204	2,522,034
Emerson Electric Co.	44,511	2,538,462
Rockwell Automation, Inc.	8,444	1,599,969
		8,063,107
Industrial Conglomerates - 1.1%
3M Co.	42,003	6,381,096
General Electric Co.	638,059	4,338,801
Honeywell International, Inc.	52,197	7,406,754
Roper Technologies, Inc.	7,608	2,594,556
		20,721,207
Machinery - 1.3%
Caterpillar, Inc.	40,361	4,697,213
Cummins, Inc.	11,205	1,832,018
Deere & Co.	22,993	3,335,365
Dover Corp.	10,643	996,717
Fortive Corp.	21,598	1,382,272
IDEX Corp.	5,530	849,574
Illinois Tool Works, Inc.	21,351	3,469,538
Otis Worldwide Corp. (a)	29,651	1,509,532
PACCAR, Inc.	25,272	1,749,581
Parker Hannifin Corp.	9,345	1,477,631
Stanley Black & Decker, Inc.	11,117	1,225,093
Westinghouse Air Brake Co.	13,193	744,349
Xylem, Inc.	13,182	947,786
		24,216,669
Professional Services - 0.4%
CoStar Group, Inc. (a)	2,678	1,736,040
Equifax, Inc.	8,815	1,224,404
IHS Markit Ltd.	29,305	1,972,227
TransUnion Holding Co., Inc.	13,793	1,086,750
Verisk Analytics, Inc.	11,977	1,830,445
		7,849,866
Road & Rail - 1.0%
CSX Corp.	56,868	3,766,368
Kansas City Southern	7,206	940,743
Lyft, Inc. (a)(b)	14,762	484,636
Norfolk Southern Corp.	19,077	3,264,075
Old Dominion Freight Lines, Inc.	6,964	1,011,800
Union Pacific Corp.	50,719	8,104,389
		17,572,011
Trading Companies & Distributors - 0.2%
Fastenal Co.	41,945	1,519,248
United Rentals, Inc. (a)	5,528	710,348
W.W. Grainger, Inc.	3,197	881,029
		3,110,625

TOTAL INDUSTRIALS		139,186,114

INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)(b)	3,973	871,279
Cisco Systems, Inc.	309,820	13,130,172
Motorola Solutions, Inc.	12,523	1,800,933
		15,802,384
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	21,719	1,916,919
CDW Corp.	10,455	1,158,414
Corning, Inc.	55,922	1,230,843
Keysight Technologies, Inc. (a)	13,725	1,328,168
TE Connectivity Ltd.	24,483	1,798,521
Trimble, Inc. (a)	18,053	625,175
Zebra Technologies Corp. Class A (a)	3,922	900,727
		8,958,767
IT Services - 5.8%
Accenture PLC Class A	46,376	8,588,371
Akamai Technologies, Inc. (a)	11,818	1,154,737
Amdocs Ltd.	9,910	638,600
Automatic Data Processing, Inc.	31,616	4,637,751
Black Knight, Inc. (a)	10,838	764,838
Booz Allen Hamilton Holding Corp. Class A	10,210	749,822
Broadridge Financial Solutions, Inc.	8,336	966,976
Cognizant Technology Solutions Corp. Class A	40,035	2,322,831
EPAM Systems, Inc. (a)	4,028	889,745
Fidelity National Information Services, Inc.	44,893	5,920,938
Fiserv, Inc. (a)	41,722	4,299,869
FleetCor Technologies, Inc. (a)	6,348	1,531,455
Gartner, Inc. (a)	6,489	770,958
Global Payments, Inc.	21,963	3,646,297
GoDaddy, Inc. (a)	12,861	892,939
IBM Corp.	64,683	8,121,597
Jack Henry & Associates, Inc.	5,638	922,095
Leidos Holdings, Inc.	9,747	963,101
MasterCard, Inc. Class A	64,827	17,825,480
Okta, Inc. (a)	8,218	1,243,383
Paychex, Inc.	23,327	1,598,366
PayPal Holdings, Inc. (a)	85,760	10,548,480
Square, Inc. (a)	25,052	1,631,887
The Western Union Co.	30,480	581,254
Twilio, Inc. Class A (a)(b)	9,053	1,016,652
VeriSign, Inc. (a)	7,551	1,581,859
Visa, Inc. Class A	125,005	22,340,894
		106,151,175
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	85,442	4,476,306
Analog Devices, Inc.	26,914	2,949,774
Applied Materials, Inc.	67,488	3,352,804
Broadcom, Inc.	28,971	7,869,103
Intel Corp.	317,662	19,053,367
KLA-Tencor Corp.	11,530	1,891,958
Lam Research Corp.	10,600	2,705,968
Marvell Technology Group Ltd.	48,780	1,304,377
Maxim Integrated Products, Inc.	19,819	1,089,649
Microchip Technology, Inc.	17,481	1,533,608
Micron Technology, Inc. (a)	80,881	3,873,391
NVIDIA Corp.	44,696	13,063,747
Qorvo, Inc. (a)	8,446	827,961
Qualcomm, Inc.	83,390	6,560,291
Skyworks Solutions, Inc.	12,380	1,286,034
Teradyne, Inc.	12,203	763,176
Texas Instruments, Inc.	68,252	7,922,010
Xilinx, Inc.	18,384	1,606,762
		82,130,286
Software - 9.1%
Adobe, Inc. (a)	35,359	12,504,357
ANSYS, Inc. (a)	6,260	1,639,056
Autodesk, Inc. (a)	16,080	3,009,050
Cadence Design Systems, Inc. (a)	20,542	1,666,572
Citrix Systems, Inc.	8,412	1,219,824
Coupa Software, Inc. (a)	4,602	810,366
DocuSign, Inc. (a)	9,081	951,235
Fair Isaac Corp. (a)	2,102	741,880
Fortinet, Inc. (a)	10,317	1,111,554
Guidewire Software, Inc. (a)	6,081	552,398
Intuit, Inc.	19,017	5,130,977
Microsoft Corp.	557,129	99,843,076
Nortonlifelock, Inc.	42,006	893,468
Oracle Corp.	158,219	8,380,860
Palo Alto Networks, Inc. (a)	7,173	1,409,566
Paycom Software, Inc. (a)	3,566	930,797
RingCentral, Inc. (a)	5,480	1,252,344
Salesforce.com, Inc. (a)	64,790	10,492,741
ServiceNow, Inc. (a)	13,781	4,844,573
Splunk, Inc. (a)	11,290	1,584,664
SS&C Technologies Holdings, Inc.	15,975	881,181
Synopsys, Inc. (a)	11,009	1,729,734
The Trade Desk, Inc. (a)(b)	2,901	848,775
Tyler Technologies, Inc. (a)	2,830	907,553
VMware, Inc. Class A (a)(b)	5,769	758,739
Workday, Inc. Class A (a)	11,998	1,846,492
		165,941,832
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	305,029	89,617,520
Hewlett Packard Enterprise Co.	94,980	955,499
HP, Inc.	108,355	1,680,586
NetApp, Inc.	16,545	724,175
Seagate Technology LLC	16,820	840,159
Western Digital Corp.	21,630	996,710
		94,814,649

TOTAL INFORMATION TECHNOLOGY		473,799,093

MATERIALS - 2.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	16,106	3,633,191
Celanese Corp. Class A	8,821	732,760
Corteva, Inc.	54,710	1,432,855
Dow, Inc.	54,207	1,988,855
DuPont de Nemours, Inc.	54,153	2,546,274
Eastman Chemical Co.	9,856	596,387
Ecolab, Inc.	18,321	3,545,114
FMC Corp.	9,494	872,499
International Flavors & Fragrances, Inc. (b)	7,763	1,017,186
Linde PLC	39,234	7,218,664
LyondellBasell Industries NV Class A	18,658	1,081,231
PPG Industries, Inc.	17,299	1,571,268
Sherwin-Williams Co.	6,002	3,219,293
		29,455,577
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,548	865,166
Vulcan Materials Co.	9,619	1,086,658
		1,951,824
Containers & Packaging - 0.3%
Amcor PLC	118,490	1,062,855
Avery Dennison Corp.	6,133	677,022
Ball Corp.	23,928	1,569,438
Crown Holdings, Inc. (a)	9,815	632,184
International Paper Co.	28,524	976,947
WestRock Co.	18,751	603,595
		5,522,041
Metals & Mining - 0.3%
Arconic Rolled Products Corp. (a)	6,786	59,174
Freeport-McMoRan, Inc.	106,274	938,399
Newmont Corp.	59,879	3,561,603
Nucor Corp.	22,216	915,077
		5,474,253

TOTAL MATERIALS		42,403,695

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	8,992	1,412,553
American Tower Corp.	32,353	7,700,014
AvalonBay Communities, Inc.	10,235	1,667,793
Boston Properties, Inc.	10,467	1,017,183
Camden Property Trust (SBI)	7,054	621,246
Crown Castle International Corp.	30,375	4,842,686
Digital Realty Trust, Inc.	19,210	2,871,703
Duke Realty Corp.	26,722	927,253
Equinix, Inc.	6,231	4,207,171
Equity Lifestyle Properties, Inc.	13,241	798,565
Equity Residential (SBI)	25,595	1,665,211
Essex Property Trust, Inc.	4,850	1,183,885
Extra Space Storage, Inc.	9,412	830,515
HCP, Inc.	36,348	950,137
Host Hotels & Resorts, Inc.	52,165	642,151
Invitation Homes, Inc.	39,172	926,418
Medical Properties Trust, Inc.	37,570	643,950
Mid-America Apartment Communities, Inc.	8,310	930,055
Prologis, Inc.	53,955	4,814,405
Public Storage	10,993	2,038,652
Realty Income Corp.	25,104	1,378,712
Regency Centers Corp.	12,204	535,878
SBA Communications Corp. Class A	8,229	2,385,752
Simon Property Group, Inc.	22,467	1,500,122
Sun Communities, Inc.	6,720	903,168
UDR, Inc.	21,341	799,647
Ventas, Inc.	27,077	875,941
VEREIT, Inc.	76,863	421,209
VICI Properties, Inc.	33,524	583,988
Vornado Realty Trust	11,737	514,315
Welltower, Inc.	29,685	1,520,763
Weyerhaeuser Co.	54,133	1,183,889
WP Carey, Inc.	12,497	822,053
		54,116,983
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	24,378	1,046,548

TOTAL REAL ESTATE		55,163,531

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	17,501	849,674
American Electric Power Co., Inc.	36,099	3,000,188
Duke Energy Corp.	53,235	4,506,875
Edison International	26,213	1,538,965
Entergy Corp.	14,582	1,392,727
Evergy, Inc.	16,710	976,365
Eversource Energy	23,668	1,910,008
Exelon Corp.	71,026	2,633,644
FirstEnergy Corp.	39,528	1,631,321
NextEra Energy, Inc.	35,689	8,248,442
Pinnacle West Capital Corp.	8,169	628,931
PPL Corp.	56,170	1,427,841
Southern Co.	76,593	4,345,121
Xcel Energy, Inc.	38,321	2,435,683
		35,525,785
Gas Utilities - 0.0%
Atmos Energy Corp.	8,706	887,751
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	48,237	639,140
Vistra Energy Corp.	32,514	635,324
		1,274,464
Multi-Utilities - 1.0%
Ameren Corp.	17,978	1,307,900
CenterPoint Energy, Inc.	36,443	620,624
CMS Energy Corp.	20,749	1,184,560
Consolidated Edison, Inc.	24,276	1,912,949
Dominion Energy, Inc.	60,063	4,632,659
DTE Energy Co.	14,046	1,457,132
NiSource, Inc.	27,178	682,440
Public Service Enterprise Group, Inc.	36,944	1,873,430
Sempra Energy	20,588	2,549,824
WEC Energy Group, Inc.	23,030	2,085,367
		18,306,885
Water Utilities - 0.1%
American Water Works Co., Inc.	13,192	1,605,334
Aqua America, Inc.	15,833	661,661
		2,266,995

TOTAL UTILITIES		58,261,880

TOTAL COMMON STOCKS
(Cost $1,816,644,422)		1,811,956,594

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.16% (c)	3,283,760	3,284,745
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	17,633,336	17,635,099
TOTAL MONEY MARKET FUNDS
(Cost $20,919,746)		20,919,844
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,837,564,168)		1,832,876,438
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(10,574,588)
NET ASSETS - 100%		$1,822,301,850

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	60	June 2020	$8,707,200	$868,742	$868,742

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,159
Fidelity Securities Lending Cash Central Fund	29,426
Total	$90,585

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$196,931,791	$196,931,791	$--	$--
Consumer Discretionary	191,863,477	191,863,477	--	--
Consumer Staples	129,292,595	129,292,595	--	--
Energy	51,654,496	51,654,496	--	--
Financials	193,323,319	193,323,319	--	--
Health Care	280,076,603	280,076,603	--	--
Industrials	139,186,114	139,186,114	--	--
Information Technology	473,799,093	473,799,093	--	--
Materials	42,403,695	42,403,695	--	--
Real Estate	55,163,531	55,163,531	--	--
Utilities	58,261,880	58,261,880	--	--
Money Market Funds	20,919,844	20,919,844	--	--
Total Investments in Securities:	$1,832,876,438	$1,832,876,438	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$868,742	$868,742	$--	$--
Total Assets	$868,742	$868,742	$--	$--
Total Derivative Instruments:	$868,742	$868,742	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$868,742	$0
Total Equity Risk	868,742	0
Total Value of Derivatives	$868,742	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Large Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,877,855) — See accompanying schedule: Unaffiliated issuers (cost $1,816,644,422)	$1,811,956,594
Fidelity Central Funds (cost $20,919,746)	20,919,844
Total Investment in Securities (cost $1,837,564,168)		$1,832,876,438
Segregated cash with brokers for derivative instruments		576,000
Cash		23
Receivable for fund shares sold		7,823,273
Dividends receivable		1,482,349
Distributions receivable from Fidelity Central Funds		3,545
Total assets		1,842,761,628
Liabilities
Payable for investments purchased	$119,031
Payable for fund shares redeemed	2,621,481
Payable for daily variation margin on futures contracts	83,921
Other payables and accrued expenses	14
Collateral on securities loaned	17,635,331
Total liabilities		20,459,778
Net Assets		$1,822,301,850
Net Assets consist of:
Paid in capital		$1,822,273,301
Total accumulated earnings (loss)		28,549
Net Assets		$1,822,301,850
Net Asset Value, offering price and redemption price per share ($1,822,301,850 ÷ 177,768,581 shares)		$10.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$15,440,395
Interest		1,450
Income from Fidelity Central Funds (including $29,426 from security lending)		90,585
Total income		15,532,430
Expenses
Independent trustees' fees and expenses	$4,189
Total expenses before reductions	4,189
Expense reductions	(718)
Total expenses after reductions		3,471
Net investment income (loss)		15,528,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,764,782)
Fidelity Central Funds	804
Futures contracts	(872,244)
Total net realized gain (loss)		(5,636,222)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(84,077,149)
Fidelity Central Funds	75
Futures contracts	817,799
Total change in net unrealized appreciation (depreciation)		(83,259,275)
Net gain (loss)		(88,895,497)
Net increase (decrease) in net assets resulting from operations		$(73,366,538)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,528,959	$11,924,448
Net realized gain (loss)	(5,636,222)	307,181
Change in net unrealized appreciation (depreciation)	(83,259,275)	84,481,635
Net increase (decrease) in net assets resulting from operations	(73,366,538)	96,713,264
Distributions to shareholders	(16,389,623)	(1,065,835)
Share transactions
Proceeds from sales of shares	1,121,375,455	1,116,627,032
Reinvestment of distributions	15,768,297	1,028,110
Cost of shares redeemed	(387,864,705)	(155,698,111)
Net increase (decrease) in net assets resulting from share transactions	749,279,047	961,957,031
Total increase (decrease) in net assets	659,522,886	1,057,604,460
Net Assets
Beginning of period	1,162,778,964	105,174,504
End of period	$1,822,301,850	$1,162,778,964
Other Information
Shares
Sold	106,352,187	113,488,590
Issued in reinvestment of distributions	1,432,179	116,259
Redeemed	(39,233,933)	(15,634,451)
Net increase (decrease)	68,550,433	97,970,398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Large Cap Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$9.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.19	.02
Net realized and unrealized gain (loss)	(.50)	1.16	(.67)
Total from investment operations	(.40)	1.35	(.65)
Distributions from net investment income	–C	(.04)	–
Distributions from net realized gain	–	(.01)	–
Total distributions	–C	(.05)	–
Net asset value, end of period	$10.25	$10.65	$9.35
Total ReturnD,E	(2.61)%	14.50%	(6.50)%
Ratios to Average Net AssetsF,G
Expenses before reductionsC	- %H	-%	- %H
Expenses net of fee waivers, if anyC	- %H	-%	- %H
Expenses net of all reductionsC	- %H	-%	- %H
Net investment income (loss)	1.99%H	1.91%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,822,302	$1,162,779	$105,175
Portfolio turnover rateI	10%H	3%	1%J

 A For the period September 13, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	4.8
Apple, Inc.	4.3
Amazon.com, Inc.	3.6
Facebook, Inc. Class A	1.7
Alphabet, Inc. Class C	1.4
15.8

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	24.8
Health Care	15.4
Financials	11.1
Consumer Discretionary	10.7
Communication Services	9.9

Asset Allocation (% of fund's net assets)

As of April 30, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.4%

Fidelity ZERO℠ Total Market Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,290,810	$39,330,981
ATN International, Inc.	1,853	115,108
Bandwidth, Inc. (a)(b)	2,795	227,960
CenturyLink, Inc.	172,863	1,835,805
Cincinnati Bell, Inc. (a)	8,076	118,313
Cogent Communications Group, Inc.	7,226	605,756
Consolidated Communications Holdings, Inc.	12,717	79,736
GCI Liberty, Inc. (a)	16,973	1,032,468
Intelsat SA (a)(b)	10,396	12,995
Iridium Communications, Inc. (a)	17,989	404,842
ORBCOMM, Inc. (a)	9,667	25,521
PDVWireless, Inc. (a)	2,292	120,330
Verizon Communications, Inc.	730,347	41,958,435
Vonage Holdings Corp. (a)	38,638	323,014
		86,191,264
Entertainment - 1.8%
Activision Blizzard, Inc.	135,768	8,652,495
AMC Entertainment Holdings, Inc. Class A (b)	7,046	34,666
Cinemark Holdings, Inc.	19,064	272,234
Electronic Arts, Inc. (a)	51,622	5,898,330
Glu Mobile, Inc. (a)	18,824	146,827
Lions Gate Entertainment Corp.:
Class A (a)(b)	18,789	134,153
Class B (a)	10,193	68,089
Live Nation Entertainment, Inc. (a)(b)	25,147	1,128,346
Madison Square Garden Entertainment Corp. (a)	3,132	259,016
Marcus Corp.	4,001	58,175
Netflix, Inc. (a)	77,434	32,510,665
Roku, Inc. Class A (a)	16,171	1,960,410
Rosetta Stone, Inc. (a)	3,527	60,241
Sciplay Corp. (A Shares)	4,337	45,755
Take-Two Interactive Software, Inc. (a)	20,089	2,431,773
The Madison Square Garden Co. (a)	3,132	536,574
The Walt Disney Co.	318,549	34,451,074
World Wrestling Entertainment, Inc. Class A (b)	8,609	382,842
Zynga, Inc. (a)	168,494	1,270,445
		90,302,110
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (a)	52,615	70,856,621
Class C (a)	53,113	71,631,379
ANGI Homeservices, Inc. Class A (a)(b)	13,640	92,411
CarGurus, Inc. Class A (a)(b)	12,053	275,773
Cars.com, Inc. (a)	11,013	57,047
Eventbrite, Inc. (a)	6,260	57,091
EverQuote, Inc. Class A (a)(b)	1,832	71,393
Facebook, Inc. Class A (a)	425,155	87,033,480
IAC/InterActiveCorp (a)	12,847	2,871,048
Liberty TripAdvisor Holdings, Inc. (a)	14,951	35,135
Match Group, Inc. (a)(b)	9,726	748,513
MeetMe, Inc. (a)	13,169	81,253
Pinterest, Inc. Class A	18,045	372,810
QuinStreet, Inc. (a)	8,312	84,450
Snap, Inc. Class A (a)	138,820	2,444,620
TripAdvisor, Inc.	18,365	366,749
TrueCar, Inc. (a)	21,207	54,290
Twitter, Inc. (a)	137,971	3,957,008
Yelp, Inc. (a)	10,823	241,894
Zillow Group, Inc.:
Class A (a)	11,445	498,315
Class C (a)(b)	17,044	749,254
		242,580,534
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	54,712	1,420,871
AMC Networks, Inc. Class A (a)	7,470	178,160
Cable One, Inc.	886	1,694,794
Cardlytics, Inc. (a)	3,335	149,908
Central European Media Enterprises Ltd. Class A (a)	14,465	56,269
Charter Communications, Inc. Class A (a)	27,678	13,706,976
Clear Channel Outdoor Holdings, Inc. (a)	61,563	59,396
Comcast Corp. Class A	802,222	30,187,614
comScore, Inc. (a)	5,662	16,363
Cumulus Media, Inc. (a)	2,743	12,151
Discovery Communications, Inc.:
Class A (a)(b)	30,004	672,690
Class C (non-vtg.) (a)	56,911	1,161,554
DISH Network Corp. Class A (a)	45,791	1,145,462
E.W. Scripps Co. Class A	10,152	81,927
Entercom Communications Corp. Class A	20,794	25,369
Fox Corp.:
Class A	64,033	1,656,534
Class B	27,556	704,331
Gray Television, Inc. (a)	14,444	167,695
Interpublic Group of Companies, Inc.	70,297	1,193,643
John Wiley & Sons, Inc. Class A	8,646	324,657
Liberty Broadband Corp.:
Class A (a)	6,001	720,240
Class C (a)	25,227	3,094,848
Liberty Global PLC:
Class A (a)	21,078	409,335
Class C (a)	81,601	1,494,114
Liberty Latin America Ltd.:
Class A (a)	9,107	97,445
Class C (a)	18,661	192,955
Liberty Media Corp.:
Liberty Braves Class A (a)	1,285	26,522
Liberty Braves Class C (a)	6,367	127,913
Liberty Formula One Group Series C (a)	36,721	1,182,049
Liberty Media Class A (a)	4,431	134,038
Liberty SiriusXM Series A (a)	16,682	562,350
Liberty SiriusXM Series C (a)	24,514	835,192
Loral Space & Communications Ltd.	1,682	37,004
Meredith Corp. (b)	6,688	99,183
MSG Network, Inc. Class A (a)(b)	8,231	97,784
National CineMedia, Inc.	11,458	37,811
New Media Investment Group, Inc. (b)	18,344	20,729
News Corp.:
Class A	61,091	605,412
Class B	29,579	302,297
Nexstar Broadcasting Group, Inc. Class A	7,897	553,106
Omnicom Group, Inc.	38,673	2,205,521
Scholastic Corp.	5,474	159,129
Sinclair Broadcast Group, Inc. Class A	11,794	208,164
Sirius XM Holdings, Inc.	247,069	1,460,178
TechTarget, Inc. (a)	3,766	87,823
Tegna, Inc.	38,344	411,048
The New York Times Co. Class A	25,666	834,658
ViacomCBS, Inc. Class B	95,914	1,655,476
WideOpenWest, Inc. (a)	4,114	24,355
		72,293,043
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	7,165	99,880
Gogo, Inc. (a)(b)	7,469	12,174
NII Holdings, Inc. (a)(c)	11,652	25,285
Shenandoah Telecommunications Co.	8,232	440,494
T-Mobile U.S., Inc. (a)	67,287	5,907,799
Telephone & Data Systems, Inc.	16,634	326,359
U.S. Cellular Corp. (a)	2,318	73,782
		6,885,773

TOTAL COMMUNICATION SERVICES		498,252,724

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
Adient PLC (a)	14,575	218,334
American Axle & Manufacturing Holdings, Inc. (a)	17,116	73,941
Aptiv PLC	44,899	3,122,725
Autoliv, Inc.	13,641	818,733
BorgWarner, Inc.	35,740	1,021,092
Cooper Tire & Rubber Co.	8,536	180,878
Cooper-Standard Holding, Inc. (a)	3,251	41,775
Dana, Inc.	25,376	291,824
Delphi Technologies PLC (a)	15,242	152,268
Dorman Products, Inc. (a)	5,124	323,222
Fox Factory Holding Corp. (a)	7,056	359,927
Garrett Motion, Inc. (a)	14,251	77,668
Gentex Corp.	44,703	1,083,601
Gentherm, Inc. (a)	5,510	206,294
LCI Industries	4,206	364,744
Lear Corp.	9,955	972,106
Modine Manufacturing Co. (a)	9,448	43,744
Motorcar Parts of America, Inc. (a)(b)	3,862	54,956
Standard Motor Products, Inc.	3,414	138,916
Stoneridge, Inc. (a)	4,983	99,809
Tenneco, Inc. (a)(b)	8,900	46,191
The Goodyear Tire & Rubber Co.	41,417	296,960
Veoneer, Inc. (a)(b)	17,002	166,280
Visteon Corp. (a)(b)	4,800	289,440
Workhorse Group, Inc. (a)(b)	9,211	26,988
		10,472,416
Automobiles - 0.6%
Ford Motor Co.	688,745	3,505,712
General Motors Co.	223,283	4,976,978
Harley-Davidson, Inc.	28,079	612,965
Tesla, Inc. (a)	25,162	19,673,665
Thor Industries, Inc. (b)	9,580	634,196
Winnebago Industries, Inc. (b)	5,669	251,534
		29,655,050
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,094	232,622
Funko, Inc. (a)(b)	1,484	6,352
Genuine Parts Co.	25,688	2,036,545
LKQ Corp. (a)	54,099	1,414,689
Pool Corp.	7,056	1,493,473
		5,183,681
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	9,449	300,195
American Public Education, Inc. (a)	2,296	59,168
Bright Horizons Family Solutions, Inc. (a)	10,359	1,206,306
Career Education Corp. (a)	11,846	153,998
Carriage Services, Inc.	3,316	49,806
Chegg, Inc. (a)(b)	20,537	877,957
Collectors Universe, Inc.	1,316	28,913
Frontdoor, Inc. (a)	15,145	586,263
Graham Holdings Co.	749	292,117
Grand Canyon Education, Inc. (a)	8,551	735,557
H&R Block, Inc.	33,499	557,758
Houghton Mifflin Harcourt Co. (a)	17,541	28,066
K12, Inc. (a)	6,441	146,275
Laureate Education, Inc. Class A (a)	18,416	174,400
OneSpaWorld Holdings Ltd. (b)	5,731	37,309
Regis Corp. (a)(b)	4,615	57,318
Select Interior Concepts, Inc. (a)	3,725	11,920
Service Corp. International	32,307	1,186,959
ServiceMaster Global Holdings, Inc. (a)	24,370	829,799
Strategic Education, Inc.	3,812	607,252
Weight Watchers International, Inc. (a)	7,835	199,871
		8,127,207
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	43,983	1,201,176
Biglari Holdings, Inc. (a)(b)	244	17,078
BJ's Restaurants, Inc.	2,924	63,919
Bloomin' Brands, Inc.	15,049	181,340
Boyd Gaming Corp.	13,285	221,727
Brinker International, Inc. (b)	6,384	148,620
Caesars Entertainment Corp. (a)	97,272	939,648
Carnival Corp. (b)	81,776	1,300,238
Carrols Restaurant Group, Inc. (a)(b)	7,427	27,109
Chipotle Mexican Grill, Inc. (a)	4,524	3,974,560
Choice Hotels International, Inc.	5,374	403,319
Churchill Downs, Inc.	6,324	633,791
Chuy's Holdings, Inc. (a)	3,211	53,816
Cracker Barrel Old Country Store, Inc.	4,467	435,086
Darden Restaurants, Inc.	23,046	1,700,564
Dave & Buster's Entertainment, Inc. (b)	5,237	76,670
Del Taco Restaurants, Inc. (a)	4,180	24,578
Denny's Corp. (a)	10,136	114,233
Dine Brands Global, Inc.	2,893	128,420
Domino's Pizza, Inc.	6,807	2,463,658
Drive Shack, Inc. (a)	6,979	9,212
Dunkin' Brands Group, Inc.	14,595	917,150
El Pollo Loco Holdings, Inc. (a)(b)	2,759	33,743
Eldorado Resorts, Inc. (a)(b)	11,129	238,606
Everi Holdings, Inc. (a)	14,566	72,102
Extended Stay America, Inc. unit	31,946	347,253
Fiesta Restaurant Group, Inc. (a)	3,604	26,219
Golden Entertainment, Inc. (a)	3,534	33,361
Hilton Grand Vacations, Inc. (a)	14,410	296,846
Hilton Worldwide Holdings, Inc.	50,361	3,812,831
Hyatt Hotels Corp. Class A (b)	6,179	347,631
Jack in the Box, Inc.	4,215	254,165
Las Vegas Sands Corp.	59,993	2,880,864
Lindblad Expeditions Holdings (a)	4,382	29,272
Marriott International, Inc. Class A	48,294	4,391,856
Marriott Vacations Worldwide Corp.	6,727	558,341
McDonald's Corp.	133,139	24,971,551
MGM Mirage, Inc.	90,960	1,530,857
Monarch Casino & Resort, Inc. (a)	2,101	70,047
Noodles & Co. (a)	4,940	30,875
Norwegian Cruise Line Holdings Ltd. (a)	36,773	603,077
Papa John's International, Inc.	3,684	264,953
Penn National Gaming, Inc. (a)	18,599	331,434
Planet Fitness, Inc. (a)	14,262	860,426
Playa Hotels & Resorts NV (a)	9,923	24,510
PlayAGS, Inc. (a)	2,621	11,506
Red Robin Gourmet Burgers, Inc. (a)(b)	1,705	24,944
Red Rock Resorts, Inc.	12,363	135,498
Royal Caribbean Cruises Ltd. (b)	30,672	1,434,529
Ruth's Hospitality Group, Inc.	5,137	57,817
Scientific Games Corp. Class A (a)	8,996	113,440
SeaWorld Entertainment, Inc. (a)(b)	6,807	99,995
Shake Shack, Inc. Class A (a)(b)	5,232	285,196
Six Flags Entertainment Corp.	13,204	264,212
Starbucks Corp.	209,051	16,040,483
Texas Roadhouse, Inc. Class A	11,098	522,605
The Cheesecake Factory, Inc. (b)	7,029	156,676
Twin River Worldwide Holdings, Inc.	3,868	61,037
Vail Resorts, Inc.	7,042	1,204,182
Wendy's Co.	32,875	652,898
Wingstop, Inc.	5,427	636,424
Wyndham Destinations, Inc.	16,628	425,178
Wyndham Hotels & Resorts, Inc.	17,929	676,103
Wynn Resorts Ltd.	17,537	1,499,940
Yum! Brands, Inc.	53,113	4,590,557
		85,939,952
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	5,100	35,904
Cavco Industries, Inc. (a)	1,455	225,059
Century Communities, Inc. (a)	4,857	104,037
D.R. Horton, Inc.	59,790	2,823,284
Ethan Allen Interiors, Inc.	3,712	41,983
Garmin Ltd.	25,504	2,069,905
GoPro, Inc. Class A (a)(b)	19,382	68,225
Helen of Troy Ltd. (a)	4,508	740,574
Hooker Furniture Corp.	1,528	22,905
Installed Building Products, Inc. (a)	3,669	180,918
iRobot Corp. (a)(b)	4,892	298,216
KB Home	14,466	379,588
La-Z-Boy, Inc.	8,391	196,769
Leggett & Platt, Inc.	22,567	792,779
Lennar Corp.:
Class A	46,430	2,324,750
Class B	6,573	250,760
LGI Homes, Inc. (a)	4,021	243,592
Lovesac (a)(b)	527	6,287
M.D.C. Holdings, Inc.	8,874	259,565
M/I Homes, Inc. (a)	4,610	117,371
Meritage Homes Corp. (a)	6,132	322,298
Mohawk Industries, Inc. (a)	10,601	929,920
Newell Brands, Inc.	66,367	921,174
NVR, Inc. (a)	611	1,894,100
PulteGroup, Inc.	46,220	1,306,639
Skyline Champion Corp. (a)	8,425	166,057
Sonos, Inc. (a)	10,946	111,868
Taylor Morrison Home Corp. (a)	22,321	324,771
Tempur Sealy International, Inc. (a)	8,029	431,559
Toll Brothers, Inc.	21,526	517,055
TopBuild Corp. (a)	6,284	585,606
TRI Pointe Homes, Inc. (a)	24,470	280,916
Tupperware Brands Corp.	8,458	27,235
Turtle Beach Corp. (a)(b)	670	6,586
Universal Electronics, Inc. (a)	2,368	97,751
Whirlpool Corp.	11,015	1,230,816
Zagg, Inc. (a)(b)	5,004	16,513
		20,353,335
Internet & Direct Marketing Retail - 4.1%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,023	96,391
Amazon.com, Inc. (a)	73,580	182,036,920
Chewy, Inc. (b)	9,496	410,607
Duluth Holdings, Inc. (a)(b)	973	3,902
eBay, Inc.	135,020	5,377,847
Etsy, Inc. (a)	21,076	1,367,200
Expedia, Inc.	25,011	1,775,281
Groupon, Inc. (a)	66,454	81,074
GrubHub, Inc. (a)(b)	15,880	758,905
Lands' End, Inc. (a)(b)	2,645	22,509
Liberty Interactive Corp. QVC Group Series A (a)	69,028	556,021
Overstock.com, Inc. (a)(b)	5,812	73,347
PetMed Express, Inc.	3,843	152,068
Quotient Technology, Inc. (a)	13,769	98,861
Revolve Group, Inc. (b)	2,394	26,310
Shutterstock, Inc.	3,270	124,260
Stamps.com, Inc. (a)	2,837	449,012
Stitch Fix, Inc. (a)(b)	4,275	68,614
The Booking Holdings, Inc. (a)	7,409	10,969,543
The RealReal, Inc.	2,730	32,050
The Rubicon Project, Inc. (a)	15,189	108,905
Wayfair LLC Class A (a)(b)	11,655	1,445,686
		206,035,313
Leisure Products - 0.1%
Acushnet Holdings Corp.	6,118	167,633
American Outdoor Brands Corp. (a)	9,483	89,757
Brunswick Corp.	15,354	732,693
Callaway Golf Co.	18,118	259,450
Clarus Corp.	4,874	52,054
Hasbro, Inc.	22,398	1,617,360
Johnson Outdoors, Inc. Class A	1,040	71,094
Malibu Boats, Inc. Class A (a)	3,330	114,485
Mattel, Inc. (a)(b)	60,281	525,650
MCBC Holdings, Inc. (a)	3,839	40,118
Polaris, Inc.	10,219	724,834
Sturm, Ruger & Co., Inc.	3,185	169,442
Vista Outdoor, Inc. (a)	9,989	101,089
YETI Holdings, Inc. (a)(b)	7,812	215,689
		4,881,348
Multiline Retail - 0.4%
Big Lots, Inc.	6,670	156,412
Dillard's, Inc. Class A (b)	1,682	49,585
Dollar General Corp.	44,986	7,886,046
Dollar Tree, Inc. (a)	41,695	3,321,841
JC Penney Corp., Inc. (a)(b)	37,289	9,471
Kohl's Corp.	27,249	503,017
Macy's, Inc. (b)	52,919	310,105
Nordstrom, Inc. (b)	19,436	365,008
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	9,900	672,309
Target Corp.	89,567	9,829,083
		23,102,877
Specialty Retail - 2.2%
Aaron's, Inc. Class A	11,561	368,912
Abercrombie & Fitch Co. Class A (b)	10,833	114,613
Advance Auto Parts, Inc.	12,387	1,497,712
America's Car Mart, Inc. (a)	1,048	69,116
American Eagle Outfitters, Inc.	27,445	218,188
Asbury Automotive Group, Inc. (a)	3,260	220,050
At Home Group, Inc. (a)(b)	8,348	19,618
AutoNation, Inc. (a)	10,139	377,576
AutoZone, Inc. (a)	4,210	4,295,547
Barnes & Noble Education, Inc. (a)	4,975	8,905
Bed Bath & Beyond, Inc. (b)	21,901	135,567
Best Buy Co., Inc.	40,259	3,089,073
Boot Barn Holdings, Inc. (a)	4,702	86,799
Burlington Stores, Inc. (a)	11,791	2,154,098
Caleres, Inc.	7,005	56,811
Camping World Holdings, Inc. (b)	5,784	51,304
CarMax, Inc. (a)(b)	29,128	2,145,277
Carvana Co. Class A (a)(b)	8,738	700,001
Chico's FAS, Inc.	22,906	34,359
Citi Trends, Inc.	1,910	21,698
Conn's, Inc. (a)(b)	3,203	21,652
Dick's Sporting Goods, Inc.	10,662	313,356
DSW, Inc. Class A	9,554	60,668
Express, Inc. (a)(b)	11,382	23,561
Five Below, Inc. (a)	9,718	876,175
Floor & Decor Holdings, Inc. Class A (a)	13,143	557,263
Foot Locker, Inc.	19,308	494,864
GameStop Corp. Class A (a)(b)	13,831	79,252
Gap, Inc.	35,585	288,950
Genesco, Inc. (a)	2,456	46,492
GNC Holdings, Inc. Class A (a)(b)	15,603	8,980
Group 1 Automotive, Inc.	2,951	166,997
Guess?, Inc.	7,259	67,872
Haverty Furniture Companies, Inc.	2,853	38,601
Hibbett Sports, Inc. (a)(b)	3,101	47,848
L Brands, Inc.	41,559	494,137
Lithia Motors, Inc. Class A (sub. vtg.)	3,817	422,008
Lowe's Companies, Inc.	135,586	14,202,634
Lumber Liquidators Holdings, Inc. (a)(b)	3,917	27,615
MarineMax, Inc. (a)	3,142	45,276
Michaels Companies, Inc. (a)	13,747	41,791
Monro, Inc.	5,597	310,578
Murphy U.S.A., Inc. (a)	5,038	538,058
National Vision Holdings, Inc. (a)	14,220	376,830
O'Reilly Automotive, Inc. (a)	13,345	5,155,707
Office Depot, Inc.	100,815	223,809
Party City Holdco, Inc. (a)(b)	6,836	5,185
Penske Automotive Group, Inc. (b)	6,046	217,535
Rent-A-Center, Inc.	8,290	165,012
RH (a)	3,014	433,353
Ross Stores, Inc.	64,065	5,852,978
Sally Beauty Holdings, Inc. (a)	21,098	204,862
Shoe Carnival, Inc. (b)	1,689	39,894
Signet Jewelers Ltd.	8,474	85,248
Sleep Number Corp. (a)(b)	4,849	144,985
Sonic Automotive, Inc. Class A (sub. vtg.)	3,804	81,520
Sportsman's Warehouse Holdings, Inc. (a)	6,001	42,967
Tailored Brands, Inc. (b)	5,812	9,648
The Buckle, Inc. (b)	5,000	76,550
The Cato Corp. Class A (sub. vtg.)	3,559	40,074
The Children's Place Retail Stores, Inc. (b)	2,517	74,403
The Home Depot, Inc.	192,767	42,375,970
Tiffany & Co., Inc.	19,086	2,414,379
Tilly's, Inc.	3,899	22,965
TJX Companies, Inc.	214,629	10,527,552
Tractor Supply Co.	20,963	2,126,277
Ulta Beauty, Inc. (a)	10,153	2,212,542
Urban Outfitters, Inc. (a)	12,311	213,473
Williams-Sonoma, Inc. (b)	14,242	880,725
Winmark Corp.	382	57,300
Zumiez, Inc. (a)	3,200	67,648
		108,969,243
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	26,083	397,766
Carter's, Inc.	7,866	615,121
Columbia Sportswear Co.	4,906	357,598
Crocs, Inc. (a)	11,559	280,306
Deckers Outdoor Corp. (a)	4,929	733,238
Fossil Group, Inc. (a)(b)	7,804	30,904
G-III Apparel Group Ltd. (a)	7,777	88,113
Hanesbrands, Inc.	67,959	675,512
Kontoor Brands, Inc. (b)	8,463	164,267
Levi Strauss & Co. Class A (b)	6,897	88,902
lululemon athletica, Inc. (a)	21,190	4,735,541
Movado Group, Inc.	2,254	23,239
NIKE, Inc. Class B	220,094	19,187,795
Oxford Industries, Inc.	2,913	122,113
PVH Corp.	13,413	660,322
Ralph Lauren Corp.	8,643	637,681
Rocky Brands, Inc.	723	15,508
Samsonite International SA (d)	249,900	212,571
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,973	703,739
Steven Madden Ltd.	13,212	331,225
Tapestry, Inc.	48,469	721,219
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	37,987	395,825
Class C (non-vtg.) (a)	31,972	296,380
Unifi, Inc. (a)	2,929	30,315
Vera Bradley, Inc. (a)	2,235	12,315
VF Corp.	57,799	3,358,122
Wolverine World Wide, Inc.	13,669	280,078
		35,155,715

TOTAL CONSUMER DISCRETIONARY		537,876,137

CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	1,670	779,072
Brown-Forman Corp. Class B (non-vtg.)	31,949	1,987,228
Coca-Cola Bottling Co. Consolidated	845	198,972
Constellation Brands, Inc. Class A (sub. vtg.)	29,542	4,865,272
Craft Brew Alliance, Inc. (a)(b)	2,911	43,956
Keurig Dr. Pepper, Inc.	47,112	1,246,584
MGP Ingredients, Inc.	2,758	104,059
Molson Coors Beverage Co. Class B	33,087	1,356,898
Monster Beverage Corp. (a)	67,252	4,156,846
National Beverage Corp. (a)(b)	2,078	104,378
New Age Beverages Corp. (a)(b)	14,901	21,010
PepsiCo, Inc.	246,366	32,591,758
The Coca-Cola Co.	681,363	31,267,748
		78,723,781
Food & Staples Retailing - 1.5%
Andersons, Inc.	6,149	104,349
BJ's Wholesale Club Holdings, Inc. (a)(b)	21,693	570,743
Casey's General Stores, Inc.	6,502	984,468
Chefs' Warehouse Holdings (a)	4,388	61,783
Costco Wholesale Corp.	77,995	23,632,485
Grocery Outlet Holding Corp.	7,995	265,994
Ingles Markets, Inc. Class A	2,688	109,751
Kroger Co.	141,915	4,485,933
Performance Food Group Co. (a)	20,390	598,447
PriceSmart, Inc.	3,753	238,466
Rite Aid Corp. (a)(b)	9,714	139,202
SpartanNash Co.	7,017	120,342
Sprouts Farmers Market LLC (a)	20,211	419,985
Sysco Corp.	89,963	5,062,218
U.S. Foods Holding Corp. (a)	38,450	826,675
United Natural Foods, Inc. (a)(b)	8,704	92,611
Walgreens Boots Alliance, Inc.	132,716	5,745,276
Walmart, Inc.	250,426	30,439,280
Weis Markets, Inc.	3,116	155,893
		74,053,901
Food Products - 1.2%
Archer Daniels Midland Co.	98,948	3,674,929
B&G Foods, Inc. Class A (b)	10,855	210,804
Beyond Meat, Inc. (b)	1,690	167,293
Bunge Ltd.	25,420	1,008,411
Cal-Maine Foods, Inc.	5,021	208,422
Calavo Growers, Inc. (b)	2,944	170,752
Campbell Soup Co.	29,782	1,488,504
Conagra Brands, Inc.	86,088	2,878,783
Darling International, Inc. (a)	28,598	588,833
Farmer Brothers Co. (a)	2,389	22,074
Flowers Foods, Inc.	33,886	754,980
Fresh Del Monte Produce, Inc.	5,611	159,970
Freshpet, Inc. (a)	6,102	460,152
General Mills, Inc.	106,759	6,393,797
Hormel Foods Corp.	49,047	2,297,852
Hostess Brands, Inc. Class A (a)	20,368	244,823
Ingredion, Inc.	11,900	966,280
J&J Snack Foods Corp.	2,568	326,213
John B. Sanfilippo & Son, Inc.	1,486	122,045
Kellogg Co.	44,049	2,885,210
Lamb Weston Holdings, Inc.	25,961	1,592,967
Lancaster Colony Corp.	3,425	461,108
Landec Corp. (a)	5,298	59,073
McCormick & Co., Inc. (non-vtg.)	21,853	3,427,425
Mondelez International, Inc.	254,196	13,075,842
Pilgrim's Pride Corp. (a)	8,803	193,666
Post Holdings, Inc. (a)	11,603	1,065,736
Sanderson Farms, Inc.	3,385	460,834
Seaboard Corp.	47	141,522
The Hain Celestial Group, Inc. (a)	14,534	375,559
The Hershey Co.	26,244	3,475,493
The J.M. Smucker Co.	20,072	2,306,474
The Kraft Heinz Co.	110,123	3,340,031
The Simply Good Foods Co. (a)	13,893	261,883
Tootsie Roll Industries, Inc. (b)	2,684	94,289
TreeHouse Foods, Inc. (a)	10,007	517,662
Tyson Foods, Inc. Class A	52,190	3,245,696
		59,125,387
Household Products - 1.6%
Central Garden & Pet Co. (a)	2,882	94,933
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,037	183,585
Church & Dwight Co., Inc.	43,218	3,024,828
Clorox Co.	22,197	4,138,409
Colgate-Palmolive Co.	151,336	10,634,381
Energizer Holdings, Inc.	11,227	437,404
Kimberly-Clark Corp.	60,558	8,386,072
Procter & Gamble Co.	440,431	51,913,602
Spectrum Brands Holdings, Inc.	7,863	338,581
WD-40 Co. (b)	2,470	430,472
		79,582,267
Personal Products - 0.2%
Coty, Inc. Class A	52,730	287,379
Edgewell Personal Care Co. (a)	9,207	254,205
elf Beauty, Inc. (a)(b)	3,861	50,463
Estee Lauder Companies, Inc. Class A	39,233	6,920,701
Herbalife Nutrition Ltd. (a)(b)	16,849	629,310
Inter Parfums, Inc.	3,119	139,388
LifeVantage Corp. (a)	2,088	32,364
MediFast, Inc. (b)	2,016	152,974
Nu Skin Enterprises, Inc. Class A	10,019	292,655
USANA Health Sciences, Inc. (a)	2,279	203,332
		8,962,771
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	11,725	11,024
Altria Group, Inc.	330,267	12,962,980
Philip Morris International, Inc.	274,927	20,509,554
Turning Point Brands, Inc. (b)	1,076	25,071
Universal Corp.	4,034	195,125
Vector Group Ltd.	21,541	230,489
		33,934,243

TOTAL CONSUMER STAPLES		334,382,350

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Apergy Corp. (a)(b)	13,360	123,046
Archrock, Inc.	23,576	113,401
Baker Hughes Co. Class A	116,368	1,623,334
Cactus, Inc.	8,264	146,934
Core Laboratories NV	7,493	146,938
DMC Global, Inc. (b)	2,388	61,634
Dril-Quip, Inc. (a)	6,288	208,321
Exterran Corp. (a)	4,471	30,403
Forum Energy Technologies, Inc. (a)	9,364	4,027
Frank's International NV (a)	19,718	47,915
Halliburton Co.	158,366	1,662,843
Helix Energy Solutions Group, Inc. (a)	23,723	60,256
Helmerich & Payne, Inc.	19,584	387,176
Liberty Oilfield Services, Inc. Class A (b)	9,279	43,797
Matrix Service Co. (a)	3,738	39,025
Nabors Industries Ltd.	1,011	14,892
National Oilwell Varco, Inc.	70,125	886,380
Newpark Resources, Inc. (a)	15,494	23,706
Nextier Oilfield Solutions, Inc. (a)	27,012	62,668
Noble Corp. (a)(b)	32,969	8,506
Oceaneering International, Inc. (a)	16,772	86,208
Oil States International, Inc. (a)	9,983	34,342
Patterson-UTI Energy, Inc.	33,351	123,065
ProPetro Holding Corp. (a)	15,383	65,224
RPC, Inc. (b)	7,684	26,202
Schlumberger Ltd.	243,100	4,088,942
SEACOR Holdings, Inc. (a)	3,186	90,036
Select Energy Services, Inc. Class A (a)	8,538	40,982
Solaris Oilfield Infrastructure, Inc. Class A	4,008	27,415
TechnipFMC PLC	78,579	700,139
Tidewater, Inc. (a)(b)	6,950	40,032
Transocean Ltd. (United States) (a)(b)	97,622	124,956
U.S. Silica Holdings, Inc. (b)	13,169	25,284
Valaris PLC Class A (a)(b)	33,615	15,312
		11,183,341
Oil, Gas & Consumable Fuels - 2.6%
Antero Resources Corp. (a)(b)	29,211	87,049
Apache Corp.	66,879	874,777
Arch Coal, Inc. (b)	2,640	77,062
Ardmore Shipping Corp.	5,836	38,401
Berry Petroleum Corp.	7,317	25,097
Bonanza Creek Energy, Inc. (a)	3,685	64,340
Brigham Minerals, Inc. Class A	4,949	63,793
Cabot Oil & Gas Corp.	72,176	1,560,445
California Resources Corp. (a)(b)	6,646	18,609
Callon Petroleum Co. (a)	64,459	60,572
Centennial Resource Development, Inc. Class A (a)(b)	31,052	36,641
Cheniere Energy, Inc. (a)	41,003	1,914,430
Chesapeake Energy Corp. (a)(b)	992	17,360
Chevron Corp.	334,169	30,743,548
Cimarex Energy Co.	18,467	469,431
Clean Energy Fuels Corp. (a)	23,454	50,543
CNX Resources Corp. (a)	33,128	351,157
Concho Resources, Inc.	36,034	2,043,848
ConocoPhillips Co.	194,344	8,181,882
CONSOL Energy, Inc. (a)(b)	3,365	25,540
Continental Resources, Inc.	14,453	236,885
CVR Energy, Inc.	4,602	109,758
Delek U.S. Holdings, Inc.	12,303	287,275
Denbury Resources, Inc. (a)	81,516	28,979
Devon Energy Corp.	67,949	847,324
Diamond S Shipping, Inc. (a)(b)	3,925	48,709
Diamondback Energy, Inc.	28,628	1,246,463
EOG Resources, Inc.	102,677	4,878,184
EQT Corp.	45,492	663,728
Equitrans Midstream Corp.	37,401	313,420
Extraction Oil & Gas, Inc. (a)	15,183	8,041
Exxon Mobil Corp.	747,850	34,752,590
Falcon Minerals Corp.	7,388	18,064
Green Plains, Inc. (b)	7,251	42,563
Gulfport Energy Corp. (a)(b)	20,476	52,316
Hess Corp.	45,836	2,229,463
Highpoint Resources, Inc. (a)	13,742	4,557
HollyFrontier Corp.	27,385	904,800
International Seaways, Inc.	4,613	111,635
Kinder Morgan, Inc.	343,378	5,229,647
Kosmos Energy Ltd.	61,157	100,909
Laredo Petroleum, Inc. (a)	17,833	19,438
Magnolia Oil & Gas Corp. Class A (a)	17,223	111,433
Marathon Oil Corp.	143,058	875,515
Marathon Petroleum Corp.	114,311	3,667,097
Matador Resources Co. (a)	19,811	139,469
Murphy Oil Corp.	25,194	298,801
National Energy Services Reunited Corp. (a)	5,313	27,149
Noble Energy, Inc.	82,802	812,288
Northern Oil & Gas, Inc. (a)	40,125	33,593
Oasis Petroleum, Inc. (a)(b)	46,885	33,002
Occidental Petroleum Corp.	157,785	2,619,231
ONEOK, Inc.	73,032	2,185,848
Ovintiv, Inc. (b)	43,744	276,900
Par Pacific Holdings, Inc. (a)	6,099	59,282
Parsley Energy, Inc. Class A	55,924	528,482
PBF Energy, Inc. Class A	17,219	196,297
PDC Energy, Inc. (a)	16,408	213,140
Peabody Energy Corp. (b)	12,475	42,290
Penn Virginia Corp. (a)	1,501	9,441
Phillips 66 Co.	78,721	5,760,016
Pioneer Natural Resources Co.	29,238	2,611,246
QEP Resources, Inc.	38,680	38,138
Range Resources Corp. (b)	37,695	219,762
Renewable Energy Group, Inc. (a)(b)	6,847	169,874
Rex American Resources Corp. (a)(b)	842	50,082
Ring Energy, Inc. (a)(b)	7,566	6,819
SM Energy Co.	16,257	65,841
Southwestern Energy Co. (a)(b)	90,908	293,633
Talos Energy, Inc. (a)	3,657	41,653
Targa Resources Corp.	40,787	528,600
Teekay Corp. (a)(b)	9,468	35,221
Teekay Tankers Ltd. (a)	4,281	86,947
Tellurian, Inc. (a)(b)	14,238	20,218
The Williams Companies, Inc.	213,422	4,133,984
Valero Energy Corp.	72,732	4,607,572
W&T Offshore, Inc. (a)(b)	16,467	45,614
World Fuel Services Corp.	12,032	300,800
WPX Energy, Inc. (a)	74,908	459,186
		130,443,737

TOTAL ENERGY		141,627,078

FINANCIALS - 11.1%
Banks - 4.2%
1st Source Corp.	2,566	89,117
Allegiance Bancshares, Inc.	3,241	81,284
Amalgamated Bank	2,742	29,339
Ameris Bancorp	11,052	281,052
Associated Banc-Corp.	27,200	384,608
Atlantic Capital Bancshares, Inc. (a)	2,798	35,115
Banc of California, Inc.	8,391	87,434
BancFirst Corp.	3,132	120,613
Bancorp, Inc., Delaware (a)	7,734	53,906
BancorpSouth Bank	17,885	391,503
Bank of America Corp.	1,431,205	34,420,480
Bank of Hawaii Corp.	7,571	516,191
Bank OZK	20,487	463,416
BankUnited, Inc.	17,805	352,717
Banner Corp.	7,751	297,871
Berkshire Hills Bancorp, Inc.	7,734	131,787
BOK Financial Corp.	5,360	277,594
Boston Private Financial Holdings, Inc.	13,728	104,333
Bridge Bancorp, Inc.	3,251	67,263
Brookline Bancorp, Inc., Delaware	13,899	141,909
Bryn Mawr Bank Corp.	3,503	101,990
Byline Bancorp, Inc. (b)	4,337	53,432
Cadence Bancorp Class A	21,652	143,336
Camden National Corp.	2,697	88,327
Carolina Financial Corp.	3,781	127,911
Carter Bank & Trust	4,224	40,044
Cathay General Bancorp	12,872	359,386
Centerstate Banks of Florida, Inc.	21,133	367,503
Central Pacific Financial Corp.	4,257	74,455
CIT Group, Inc.	16,087	305,331
Citigroup, Inc.	386,531	18,769,945
Citizens Financial Group, Inc.	76,537	1,713,663
City Holding Co.	2,902	196,146
Columbia Banking Systems, Inc.	12,270	331,167
Comerica, Inc.	26,262	915,493
Commerce Bancshares, Inc.	19,872	1,215,968
Community Bank System, Inc.	9,367	585,344
Community Trust Bancorp, Inc.	3,056	103,598
ConnectOne Bancorp, Inc.	5,765	86,129
Cullen/Frost Bankers, Inc.	10,288	739,296
Customers Bancorp, Inc. (a)	4,074	51,984
CVB Financial Corp.	24,580	510,895
Eagle Bancorp, Inc.	5,304	186,064
East West Bancorp, Inc.	26,693	936,124
Enterprise Financial Services Corp.	4,510	138,637
Equity Bancshares, Inc. (a)	2,737	51,291
FB Financial Corp.	3,116	69,611
Fifth Third Bancorp	127,300	2,379,237
First Bancorp, North Carolina	5,167	137,391
First Bancorp, Puerto Rico	38,755	225,942
First Bancshares, Inc.	3,218	64,103
First Busey Corp.	8,518	156,902
First Citizens Bancshares, Inc.	1,470	561,540
First Commonwealth Financial Corp.	17,867	170,094
First Financial Bancorp, Ohio	17,291	265,936
First Financial Bankshares, Inc.	24,604	685,221
First Financial Corp., Indiana	2,595	92,174
First Foundation, Inc.	6,875	94,600
First Hawaiian, Inc.	22,015	387,244
First Horizon National Corp.	59,911	543,992
First Interstate Bancsystem, Inc.	6,139	207,498
First Merchants Corp.	9,373	265,350
First Midwest Bancorp, Inc., Delaware	17,905	264,636
First Republic Bank	29,731	3,100,646
Flushing Financial Corp.	3,723	46,500
FNB Corp., Pennsylvania	59,615	482,285
Franklin Financial Network, Inc.	1,997	47,369
Fulton Financial Corp.	27,957	326,817
German American Bancorp, Inc.	4,264	126,769
Glacier Bancorp, Inc.	16,246	618,648
Great Southern Bancorp, Inc.	1,602	68,197
Great Western Bancorp, Inc.	9,714	182,623
Hancock Whitney Corp.	14,635	306,018
Hanmi Financial Corp.	6,270	75,679
HarborOne Bancorp, Inc.	9,045	72,541
Heartland Financial U.S.A., Inc.	5,525	187,684
Heritage Commerce Corp.	10,550	93,684
Heritage Financial Corp., Washington	6,643	133,192
Hilltop Holdings, Inc.	13,045	251,769
Home Bancshares, Inc.	26,489	406,076
Hope Bancorp, Inc.	20,005	199,050
Horizon Bancorp, Inc. Indiana	6,540	74,425
Huntington Bancshares, Inc.	181,038	1,672,791
IBERIABANK Corp.	8,797	364,724
Independent Bank Corp.	2,868	42,131
Independent Bank Corp., Massachusetts	5,840	425,678
Independent Bank Group, Inc.	6,544	198,349
International Bancshares Corp.	10,360	300,336
Investors Bancorp, Inc.	34,024	316,763
JPMorgan Chase & Co.	554,326	53,082,258
KeyCorp	176,542	2,056,714
Lakeland Bancorp, Inc.	8,600	96,234
Lakeland Financial Corp.	4,435	187,734
Live Oak Bancshares, Inc.	4,569	63,738
M&T Bank Corp.	23,428	2,625,810
Mercantil Bank Holding Corp. Class A (a)	4,231	57,203
Mercantile Bank Corp.	2,098	49,513
Midland States Bancorp, Inc.	2,936	47,622
MidWestOne Financial Group, Inc.	2,030	42,366
National Bank Holdings Corp.	5,377	142,921
NBT Bancorp, Inc.	8,512	282,003
Nicolet Bankshares, Inc. (a)	1,603	88,197
OFG Bancorp	8,854	111,383
Old National Bancorp, Indiana	28,616	405,489
Opus Bank	2,956	56,814
Origin Bancorp, Inc.	3,528	78,639
Pacific Premier Bancorp, Inc.	10,040	214,354
PacWest Bancorp	20,337	411,621
Park National Corp.	2,347	187,713
Peapack-Gladstone Financial Corp.	3,045	57,459
Peoples Bancorp, Inc.	2,554	62,088
Peoples United Financial, Inc.	80,421	1,020,542
Pinnacle Financial Partners, Inc.	13,969	562,252
PNC Financial Services Group, Inc.	77,344	8,250,284
Popular, Inc.	16,249	627,049
Preferred Bank, Los Angeles	2,381	90,835
Prosperity Bancshares, Inc.	16,718	1,001,910
QCR Holdings, Inc.	2,173	66,885
Regions Financial Corp.	169,232	1,819,244
Renasant Corp.	9,695	254,300
S&T Bancorp, Inc.	6,793	181,441
Sandy Spring Bancorp, Inc.	5,553	141,602
Seacoast Banking Corp., Florida (a)	8,411	188,995
ServisFirst Bancshares, Inc.	7,897	280,501
Signature Bank	9,559	1,024,534
Simmons First National Corp. Class A	19,312	361,134
South State Corp.	5,684	328,763
Southside Bancshares, Inc.	5,454	165,856
Sterling Bancorp	34,110	420,576
Stock Yards Bancorp, Inc.	3,702	122,314
SVB Financial Group (a)	9,205	1,778,130
Synovus Financial Corp.	27,561	579,057
TCF Financial Corp.	27,812	825,738
Texas Capital Bancshares, Inc. (a)	8,607	239,102
Tompkins Financial Corp.	2,127	143,594
TowneBank	10,847	219,109
Trico Bancshares	4,604	138,672
TriState Capital Holdings, Inc. (a)	3,002	42,688
Triumph Bancorp, Inc. (a)	4,045	112,087
Truist Financial Corp.	236,509	8,826,516
Trustmark Corp.	11,440	304,418
U.S. Bancorp	251,759	9,189,204
UMB Financial Corp.	7,323	372,301
Umpqua Holdings Corp.	37,380	468,185
Union Bankshares Corp.	13,662	326,112
United Bankshares, Inc., West Virginia (b)	17,586	526,877
United Community Bank, Inc.	17,203	363,757
Univest Corp. of Pennsylvania	4,666	82,588
Valley National Bancorp	65,900	550,924
Veritex Holdings, Inc.	8,026	140,937
Washington Trust Bancorp, Inc.	2,124	74,361
Webster Financial Corp.	16,168	456,746
Wells Fargo & Co.	680,770	19,776,369
WesBanco, Inc.	11,153	275,256
Westamerica Bancorp.	4,689	295,407
Western Alliance Bancorp.	17,428	625,317
Wintrust Financial Corp.	11,390	477,241
Zions Bancorp NA	31,354	991,100
		208,731,889
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	8,889	621,874
Ameriprise Financial, Inc.	22,446	2,579,943
Artisan Partners Asset Management, Inc.	9,083	267,404
Assetmark Financial Holdings, Inc. (a)	2,192	52,586
B. Riley Financial, Inc.	2,449	48,711
Bank of New York Mellon Corp.	148,309	5,567,520
BGC Partners, Inc. Class A	47,721	147,697
BlackRock, Inc. Class A	20,832	10,458,497
Blucora, Inc. (a)	8,161	114,825
BrightSphere Investment Group, Inc.	11,750	87,068
Cboe Global Markets, Inc.	19,566	1,944,469
Charles Schwab Corp.	202,117	7,623,853
CME Group, Inc.	63,304	11,281,406
Cohen & Steers, Inc.	3,833	221,317
Cowen Group, Inc. Class A	3,849	42,147
Diamond Hill Investment Group, Inc.	470	51,493
Donnelley Financial Solutions, Inc. (a)	5,701	41,503
E*TRADE Financial Corp.	40,346	1,638,451
Eaton Vance Corp. (non-vtg.)	20,648	757,782
Evercore, Inc. Class A	6,616	341,386
FactSet Research Systems, Inc.	6,668	1,833,700
Federated Hermes, Inc. Class B (non-vtg.)	17,542	399,431
Focus Financial Partners, Inc. Class A (a)(b)	5,230	124,788
Franklin Resources, Inc.	49,569	933,880
Goldman Sachs Group, Inc.	56,341	10,334,066
Greenhill & Co., Inc.	2,228	23,773
Hamilton Lane, Inc. Class A	4,423	286,832
Houlihan Lokey	7,963	472,843
Interactive Brokers Group, Inc.	13,761	564,201
Intercontinental Exchange, Inc.	98,342	8,796,692
INTL FCStone, Inc. (a)	2,724	108,851
Invesco Ltd.	71,272	614,365
Janus Henderson Group PLC	28,845	516,326
Lazard Ltd. Class A	19,602	539,055
Legg Mason, Inc.	14,219	708,533
LPL Financial	14,090	848,500
MarketAxess Holdings, Inc.	6,700	3,048,567
Moelis & Co. Class A	8,389	250,579
Moody's Corp.	28,694	6,998,467
Morgan Stanley	205,920	8,119,426
Morningstar, Inc.	3,640	567,694
MSCI, Inc.	14,975	4,896,825
Northern Trust Corp.	37,497	2,968,263
Och-Ziff Capital Management Group LLC Class A	2,955	43,320
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,424	29,306
Piper Jaffray Companies	2,746	148,037
PJT Partners, Inc.	3,437	167,176
Raymond James Financial, Inc.	21,849	1,440,286
S&P Global, Inc.	43,159	12,640,408
SEI Investments Co.	22,628	1,153,123
State Street Corp.	64,344	4,056,246
Stifel Financial Corp.	12,718	563,153
T. Rowe Price Group, Inc.	41,346	4,780,838
TD Ameritrade Holding Corp.	46,947	1,843,609
The Blackstone Group LP	116,501	6,086,012
The NASDAQ OMX Group, Inc.	20,303	2,226,630
Tradeweb Markets, Inc. Class A	11,318	590,347
Victory Capital Holdings, Inc.	2,735	41,271
Virtu Financial, Inc. Class A	12,786	298,809
Virtus Investment Partners, Inc.	1,254	101,913
Waddell & Reed Financial, Inc. Class A	12,337	179,503
WisdomTree Investments, Inc.	22,032	71,384
		134,306,960
Consumer Finance - 0.5%
Ally Financial, Inc.	68,295	1,119,355
American Express Co.	118,779	10,838,584
Capital One Financial Corp.	82,472	5,340,887
Credit Acceptance Corp. (a)(b)	2,415	752,442
CURO Group Holdings Corp.	1,320	12,302
Discover Financial Services	55,550	2,386,984
Encore Capital Group, Inc. (a)(b)	4,543	118,027
Enova International, Inc. (a)	5,739	92,054
EZCORP, Inc. (non-vtg.) Class A (a)	9,132	51,139
First Cash Financial Services, Inc.	7,482	537,507
Green Dot Corp. Class A (a)	7,903	241,042
LendingClub Corp. (a)	14,200	108,914
LendingTree, Inc. (a)	1,368	341,138
Navient Corp.	32,824	250,119
Nelnet, Inc. Class A	3,670	176,711
OneMain Holdings, Inc.	13,176	318,991
PRA Group, Inc. (a)	8,164	226,469
Regional Management Corp. (a)	1,671	26,636
Santander Consumer U.S.A. Holdings, Inc.	17,165	267,602
SLM Corp.	76,235	635,800
Synchrony Financial	99,729	1,973,637
World Acceptance Corp. (a)(b)	865	58,690
		25,875,030
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	76,359	1,398,897
Berkshire Hathaway, Inc. Class B (a)	345,264	64,688,663
Cannae Holdings, Inc. (a)	13,033	411,191
FGL Holdings Class A	22,146	229,875
Jefferies Financial Group, Inc.	43,796	600,881
On Deck Capital, Inc. (a)	6,314	7,640
Voya Financial, Inc.	24,526	1,107,839
		68,444,986
Insurance - 2.1%
AFLAC, Inc.	129,493	4,822,319
Alleghany Corp.	2,512	1,340,680
Allstate Corp.	57,322	5,830,794
AMBAC Financial Group, Inc. (a)	8,578	147,542
American Equity Investment Life Holding Co.	16,154	339,557
American Financial Group, Inc.	13,361	885,033
American International Group, Inc.	154,544	3,930,054
American National Insurance Co.	1,452	116,886
Amerisafe, Inc.	3,466	220,680
Aon PLC	41,371	7,143,531
Arch Capital Group Ltd. (a)	71,595	1,720,428
Argo Group International Holdings, Ltd.	6,065	214,458
Arthur J. Gallagher & Co.	32,813	2,575,821
Assurant, Inc.	10,626	1,128,906
Assured Guaranty Ltd.	17,410	517,599
Athene Holding Ltd. (a)	21,371	577,017
Axis Capital Holdings Ltd.	14,487	530,224
Brighthouse Financial, Inc. (a)	19,842	510,138
Brown & Brown, Inc.	41,504	1,490,409
Chubb Ltd.	80,116	8,653,329
Cincinnati Financial Corp.	26,869	1,767,980
CNO Financial Group, Inc.	25,698	361,314
eHealth, Inc. (a)	4,337	462,758
Employers Holdings, Inc.	5,430	164,909
Enstar Group Ltd. (a)	2,625	379,628
Erie Indemnity Co. Class A	3,212	571,929
Everest Re Group Ltd.	7,271	1,258,828
First American Financial Corp.	19,550	901,646
FNF Group	48,313	1,306,867
Genworth Financial, Inc. Class A	90,403	328,163
Globe Life, Inc.	17,532	1,443,585
Goosehead Insurance (b)	2,050	115,087
Greenlight Capital Re, Ltd. (a)(b)	6,458	42,106
Hallmark Financial Services, Inc. (a)	2,291	9,897
Hanover Insurance Group, Inc.	6,961	698,745
Hartford Financial Services Group, Inc.	63,528	2,413,429
HCI Group, Inc.	1,035	43,108
Health Insurance Innovations, Inc. (a)(b)	2,258	59,002
Heritage Insurance Holdings, Inc.	3,315	37,592
Horace Mann Educators Corp.	7,820	274,951
James River Group Holdings Ltd.	5,746	203,868
Kemper Corp.	10,910	733,370
Kinsale Capital Group, Inc.	3,729	405,044
Lincoln National Corp.	35,475	1,258,298
Loews Corp.	44,690	1,548,955
Markel Corp. (a)	2,425	2,099,662
Marsh & McLennan Companies, Inc.	89,166	8,678,527
MBIA, Inc. (a)	13,764	112,039
Mercury General Corp.	4,512	184,812
MetLife, Inc.	137,855	4,973,808
National General Holdings Corp.	11,558	219,949
National Western Life Group, Inc.	403	77,670
Old Republic International Corp.	50,395	803,800
Palomar Holdings, Inc.	3,178	185,913
Primerica, Inc.	7,420	771,012
Principal Financial Group, Inc.	45,352	1,651,266
ProAssurance Corp.	9,671	206,863
Progressive Corp.	103,301	7,985,167
ProSight Global, Inc.	1,716	14,346
Prudential Financial, Inc.	70,971	4,426,461
Reinsurance Group of America, Inc.	10,988	1,150,224
RenaissanceRe Holdings Ltd.	7,722	1,127,489
RLI Corp.	6,909	503,182
Safety Insurance Group, Inc.	2,436	204,916
Selective Insurance Group, Inc.	11,138	558,348
State Auto Financial Corp.	3,039	76,249
Stewart Information Services Corp.	3,894	124,063
The Travelers Companies, Inc.	45,514	4,606,472
Third Point Reinsurance Ltd. (a)	12,066	89,771
Trupanion, Inc. (a)(b)	5,176	154,814
United Fire Group, Inc.	3,743	107,050
United Insurance Holdings Corp.	3,578	30,592
Universal Insurance Holdings, Inc.	5,366	97,822
Unum Group	37,827	660,081
W.R. Berkley Corp.	26,136	1,411,344
White Mountains Insurance Group Ltd.	524	509,852
Willis Group Holdings PLC	22,761	4,058,059
		107,348,087
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	4,830	15,408
AGNC Investment Corp.	94,450	1,173,069
Annaly Capital Management, Inc.	256,433	1,602,706
Anworth Mortgage Asset Corp.	15,570	26,780
Apollo Commercial Real Estate Finance, Inc.	25,968	211,639
Ares Commercial Real Estate Corp.	6,121	47,438
Arlington Asset Investment Corp.	9,366	26,506
Armour Residential REIT, Inc.	10,419	92,104
Blackstone Mortgage Trust, Inc.	24,078	566,555
Capstead Mortgage Corp.	15,069	78,208
Cherry Hill Mortgage Investment Corp.	1,748	12,166
Chimera Investment Corp.	32,178	250,023
Colony NorthStar Credit Real Estate, Inc.	14,743	70,914
Dynex Capital, Inc.	4,285	61,318
Exantas Capital Corp.	6,618	19,589
Granite Point Mortgage Trust, Inc.	8,753	43,590
Great Ajax Corp.	2,753	23,951
Invesco Mortgage Capital, Inc.	26,915	81,822
KKR Real Estate Finance Trust, Inc.	3,566	56,271
Ladder Capital Corp. Class A	16,526	131,382
MFA Financial, Inc.	77,921	136,362
New Residential Investment Corp.	71,371	434,649
New York Mortgage Trust, Inc.	60,900	132,762
Orchid Island Capital, Inc.	14,471	57,016
PennyMac Mortgage Investment Trust	16,580	172,432
Redwood Trust, Inc.	18,766	76,941
Starwood Property Trust, Inc.	49,539	641,035
TPG RE Finance Trust, Inc.	10,023	77,077
Two Harbors Investment Corp.	49,924	228,153
Western Asset Mortgage Capital Corp.	9,566	29,176
ZAIS Financial Corp.	6,523	43,508
		6,620,550
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	8,733	201,296
Capitol Federal Financial, Inc.	27,213	326,284
Columbia Financial, Inc. (a)	7,751	109,715
Dime Community Bancshares, Inc.	4,670	76,728
Essent Group Ltd.	17,778	485,695
Farmer Mac Class C (non-vtg.)	1,629	108,540
First Defiance Financial Corp.	6,677	116,046
Flagstar Bancorp, Inc.	5,859	151,807
HomeStreet, Inc.	4,334	110,734
Kearny Financial Corp.	12,718	118,277
Meridian Bancorp, Inc. Maryland	8,249	97,173
Meta Financial Group, Inc.	5,827	107,333
MGIC Investment Corp.	62,278	455,252
New York Community Bancorp, Inc.	85,159	924,827
NMI Holdings, Inc. (a)	12,116	163,808
Northfield Bancorp, Inc.	7,451	83,973
Northwest Bancshares, Inc.	17,126	181,707
OceanFirst Financial Corp.	10,048	169,309
Pennymac Financial Services, Inc.	7,023	211,884
Provident Financial Services, Inc.	10,426	149,613
Radian Group, Inc.	36,247	542,980
TFS Financial Corp.	8,086	110,374
Trustco Bank Corp., New York	16,802	105,853
Walker & Dunlop, Inc.	4,787	183,964
Washington Federal, Inc.	14,400	385,056
Waterstone Financial, Inc.	4,272	62,029
WMI Holdings Corp. (a)	12,344	118,256
WSFS Financial Corp.	8,719	254,420
		6,112,933

TOTAL FINANCIALS		557,440,435

HEALTH CARE - 15.4%
Biotechnology - 2.9%
AbbVie, Inc.	261,423	21,488,971
Abeona Therapeutics, Inc. (a)	11,891	28,301
ACADIA Pharmaceuticals, Inc. (a)	20,166	974,219
Acceleron Pharma, Inc. (a)	8,015	725,598
Acorda Therapeutics, Inc. (a)	3,953	3,805
Adamas Pharmaceuticals, Inc. (a)	1,801	5,817
ADMA Biologics, Inc. (a)	12,345	36,418
Adverum Biotechnologies, Inc. (a)(b)	10,540	124,899
Agenus, Inc. (a)(b)	16,684	44,463
Agios Pharmaceuticals, Inc. (a)	10,782	443,571
Aimmune Therapeutics, Inc. (a)(b)	7,286	124,736
Akebia Therapeutics, Inc. (a)	20,218	163,766
Akero Therapeutics, Inc. (a)(b)	1,111	22,664
Albireo Pharma, Inc. (a)	2,309	51,860
Aldeyra Therapeutics, Inc. (a)	2,151	6,776
Alector, Inc. (a)	6,223	153,833
Alexion Pharmaceuticals, Inc. (a)	39,122	4,204,441
Alkermes PLC (a)	27,340	374,831
Allakos, Inc. (a)(b)	4,131	271,655
Allogene Therapeutics, Inc. (a)(b)	8,823	254,985
Alnylam Pharmaceuticals, Inc. (a)	19,599	2,581,188
AMAG Pharmaceuticals, Inc. (a)(b)	4,837	38,841
Amgen, Inc.	105,039	25,127,430
Amicus Therapeutics, Inc. (a)	46,409	548,090
AnaptysBio, Inc. (a)	4,786	74,757
Anavex Life Sciences Corp. (a)(b)	8,412	29,106
Anika Therapeutics, Inc. (a)	2,358	78,356
Apellis Pharmaceuticals, Inc. (a)	8,571	293,728
Arcus Biosciences, Inc. (a)	5,161	136,302
Ardelyx, Inc. (a)	10,266	67,550
Arena Pharmaceuticals, Inc. (a)	8,723	427,165
Arrowhead Pharmaceuticals, Inc. (a)	17,321	596,362
Assembly Biosciences, Inc. (a)	5,944	104,079
Atara Biotherapeutics, Inc. (a)	10,035	83,190
Athenex, Inc. (a)(b)	7,607	68,007
Avid Bioservices, Inc. (a)	6,807	41,523
AVROBIO, Inc. (a)	4,371	56,255
BioCryst Pharmaceuticals, Inc. (a)(b)	24,722	96,663
Biogen, Inc. (a)	31,911	9,472,142
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	7,383	347,739
BioMarin Pharmaceutical, Inc. (a)	31,855	2,931,297
Biospecifics Technologies Corp. (a)	1,171	66,642
bluebird bio, Inc. (a)	10,128	545,697
Blueprint Medicines Corp. (a)	9,732	572,534
Bridgebio Pharma, Inc. (b)	3,589	109,572
Calithera Biosciences, Inc. (a)	8,298	50,867
CareDx, Inc. (a)(b)	6,005	152,407
Castle Biosciences, Inc. (b)	889	27,497
Catalyst Biosciences, Inc. (a)	1,629	9,872
Catalyst Pharmaceutical Partners, Inc. (a)	17,030	80,722
Cel-Sci Corp. (a)(b)	5,613	98,789
ChemoCentryx, Inc. (a)	8,006	424,398
Clovis Oncology, Inc. (a)(b)	13,331	101,449
Coherus BioSciences, Inc. (a)	10,785	179,031
Concert Pharmaceuticals, Inc. (a)	4,143	41,347
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	12,965	84,013
Cortexyme, Inc. (b)	775	35,356
Cue Biopharma, Inc. (a)(b)	3,231	82,649
Cytokinetics, Inc. (a)(b)	9,430	142,487
CytomX Therapeutics, Inc. (a)	8,039	82,962
Deciphera Pharmaceuticals, Inc. (a)	3,466	200,959
Denali Therapeutics, Inc. (a)(b)	13,547	296,137
Dicerna Pharmaceuticals, Inc. (a)	11,076	218,197
Dynavax Technologies Corp. (a)(b)	15,793	67,120
Eagle Pharmaceuticals, Inc. (a)	2,002	102,062
Editas Medicine, Inc. (a)(b)	10,347	239,223
Eiger Biopharmaceuticals, Inc. (a)	3,199	23,801
Emergent BioSolutions, Inc. (a)	7,864	581,543
Enanta Pharmaceuticals, Inc. (a)	2,674	123,993
Epizyme, Inc. (a)(b)	12,957	213,272
Esperion Therapeutics, Inc. (a)(b)	4,452	176,299
Exact Sciences Corp. (a)	24,806	1,959,178
Exelixis, Inc. (a)	53,160	1,312,786
Fate Therapeutics, Inc. (a)	10,754	294,445
FibroGen, Inc. (a)	13,318	491,301
Five Prime Therapeutics, Inc. (a)	4,233	13,884
Flexion Therapeutics, Inc. (a)(b)	4,773	50,785
G1 Therapeutics, Inc. (a)	4,298	56,433
Geron Corp. (a)(b)	24,194	28,791
Gilead Sciences, Inc.	223,702	18,790,968
Global Blood Therapeutics, Inc. (a)	11,195	856,641
GlycoMimetics, Inc. (a)	3,425	9,556
Gossamer Bio, Inc. (a)	6,592	85,828
Gritstone Oncology, Inc. (a)	3,371	23,631
Halozyme Therapeutics, Inc. (a)	19,692	446,122
Heron Therapeutics, Inc. (a)(b)	13,608	194,050
Homology Medicines, Inc. (a)(b)	4,333	52,299
ImmunoGen, Inc. (a)	29,216	119,201
Immunomedics, Inc. (a)(b)	35,126	1,067,128
Incyte Corp. (a)	31,469	3,073,263
Inovio Pharmaceuticals, Inc. (a)(b)	24,598	295,914
Insmed, Inc. (a)	15,081	346,863
Intellia Therapeutics, Inc. (a)(b)	5,852	78,826
Intercept Pharmaceuticals, Inc. (a)(b)	4,283	350,863
Invitae Corp. (a)(b)	19,652	325,241
Ionis Pharmaceuticals, Inc. (a)	23,228	1,289,851
Iovance Biotherapeutics, Inc. (a)	20,596	662,161
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	27,013	270,130
Jounce Therapeutics, Inc. (a)(b)	3,527	17,282
Kadmon Holdings, Inc. (a)(b)	25,624	110,183
Kalvista Pharmaceuticals, Inc. (a)	2,189	23,882
Karuna Therapeutics, Inc. (a)	1,759	146,138
Karyopharm Therapeutics, Inc. (a)	11,914	262,704
Kiniksa Pharmaceuticals Ltd. (a)(b)	2,088	41,656
Kodiak Sciences, Inc. (a)	4,066	221,800
Krystal Biotech, Inc. (a)(b)	1,912	90,227
Kura Oncology, Inc. (a)	7,651	111,322
La Jolla Pharmaceutical Co. (a)(b)	3,000	21,780
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,037	299,357
Macrogenics, Inc. (a)	7,732	55,670
Madrigal Pharmaceuticals, Inc. (a)(b)	1,687	141,168
MannKind Corp. (a)(b)	34,384	44,699
Minerva Neurosciences, Inc. (a)	5,878	52,726
Mirati Therapeutics, Inc. (a)	6,353	540,259
Moderna, Inc. (a)(b)	39,226	1,804,004
Molecular Templates, Inc. (a)	3,946	64,044
Momenta Pharmaceuticals, Inc. (a)	20,287	643,098
Myriad Genetics, Inc. (a)(b)	12,303	190,204
Natera, Inc. (a)	11,722	434,183
Neurocrine Biosciences, Inc. (a)	16,670	1,635,994
NextCure, Inc.	1,418	45,972
Novavax, Inc. (a)(b)	9,318	168,935
Opko Health, Inc. (a)(b)	74,242	164,817
PDL BioPharma, Inc. (a)	20,940	70,987
Pfenex, Inc. (a)	5,152	29,624
Pieris Pharmaceuticals, Inc. (a)(b)	8,432	22,345
Portola Pharmaceuticals, Inc. (a)(b)	12,310	87,155
Precigen, Inc. (a)(b)	11,970	43,092
Principia Biopharma, Inc. (a)	3,167	196,924
Progenics Pharmaceuticals, Inc. (a)	16,972	66,870
Protagonist Therapeutics, Inc. (a)	3,973	26,818
Prothena Corp. PLC (a)	5,951	66,770
PTC Therapeutics, Inc. (a)	10,498	534,558
Puma Biotechnology, Inc. (a)(b)	6,050	60,803
Radius Health, Inc. (a)	6,737	105,704
Recro Pharma, Inc. (a)	2,879	24,356
Regeneron Pharmaceuticals, Inc. (a)	14,133	7,432,262
REGENXBIO, Inc. (a)	5,465	217,616
Repligen Corp. (a)	8,238	956,844
Retrophin, Inc. (a)	7,087	107,864
Rhythm Pharmaceuticals, Inc. (a)(b)	4,519	85,138
Rigel Pharmaceuticals, Inc. (a)	26,609	47,630
Rocket Pharmaceuticals, Inc. (a)(b)	6,000	88,800
Rubius Therapeutics, Inc. (a)(b)	5,938	35,925
Sage Therapeutics, Inc. (a)	8,800	343,024
Sangamo Therapeutics, Inc. (a)(b)	19,648	160,131
Sarepta Therapeutics, Inc. (a)	12,705	1,497,665
Seattle Genetics, Inc. (a)	20,248	2,778,633
Sorrento Therapeutics, Inc. (a)(b)	22,308	50,639
Spectrum Pharmaceuticals, Inc. (a)	16,682	48,378
Stemline Therapeutics, Inc. (a)(b)	8,621	45,088
Stoke Therapeutics, Inc.	1,464	30,788
Syndax Pharmaceuticals, Inc. (a)	2,311	41,598
Syros Pharmaceuticals, Inc. (a)	5,936	50,040
TCR2 Therapeutics, Inc. (a)	2,520	24,041
TG Therapeutics, Inc. (a)(b)	17,883	210,304
Translate Bio, Inc. (a)(b)	8,048	103,336
Turning Point Therapeutics, Inc.	2,296	118,267
Twist Bioscience Corp. (a)	5,285	172,872
Ultragenyx Pharmaceutical, Inc. (a)	9,811	592,879
United Therapeutics Corp. (a)	7,703	843,941
UNITY Biotechnology, Inc. (a)(b)	4,685	30,406
Vanda Pharmaceuticals, Inc. (a)	9,081	104,432
Veracyte, Inc. (a)	7,637	205,970
Verastem, Inc. (a)(b)	27,193	51,395
Vericel Corp. (a)	8,230	119,335
Vertex Pharmaceuticals, Inc. (a)	45,515	11,433,368
Viking Therapeutics, Inc. (a)(b)	11,665	67,190
Voyager Therapeutics, Inc. (a)	4,677	50,558
Xbiotech, Inc. (a)	2,697	42,667
Xencor, Inc. (a)	8,218	240,212
XOMA Corp. (a)(b)	1,027	25,141
Y-mAbs Therapeutics, Inc. (a)	3,054	102,553
ZIOPHARM Oncology, Inc. (a)(b)	32,731	91,647
		147,699,102
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	312,091	28,740,460
Abiomed, Inc. (a)	7,929	1,516,421
Accuray, Inc. (a)	15,612	34,893
Align Technology, Inc. (a)	12,679	2,724,083
Alphatec Holdings, Inc. (a)	7,129	32,294
Angiodynamics, Inc. (a)	7,777	81,114
Antares Pharma, Inc. (a)	24,722	80,099
Atricure, Inc. (a)	7,001	301,883
Atrion Corp.	245	154,798
Avanos Medical, Inc. (a)	8,734	271,191
AxoGen, Inc. (a)	5,529	53,908
Axonics Modulation Technologies, Inc. (a)(b)	2,636	84,906
Baxter International, Inc.	90,193	8,007,335
Becton, Dickinson & Co.	47,792	12,068,914
BioLife Solutions, Inc. (a)(b)	2,904	31,741
Boston Scientific Corp. (a)	246,286	9,230,799
Cantel Medical Corp.	6,571	243,127
Cardiovascular Systems, Inc. (a)	6,270	263,340
Cerus Corp. (a)	27,929	171,763
CONMED Corp.	5,166	381,819
Cryolife, Inc. (a)	6,754	150,817
CryoPort, Inc. (a)(b)	6,189	116,601
Cutera, Inc. (a)	2,574	34,620
Danaher Corp.	112,807	18,439,432
Dentsply Sirona, Inc.	39,712	1,685,377
DexCom, Inc. (a)	16,109	5,399,737
Edwards Lifesciences Corp. (a)	36,852	8,015,310
Genmark Diagnostics, Inc. (a)	10,411	130,242
Glaukos Corp. (a)(b)	6,598	242,081
Globus Medical, Inc. (a)	13,434	637,578
Haemonetics Corp. (a)	9,008	1,024,930
Heska Corp. (a)(b)	1,323	93,668
Hill-Rom Holdings, Inc.	11,727	1,319,170
Hologic, Inc. (a)	47,577	2,383,608
ICU Medical, Inc. (a)	3,456	757,935
IDEXX Laboratories, Inc. (a)	15,182	4,214,523
Inogen, Inc. (a)	3,287	164,350
Insulet Corp. (a)	10,914	2,179,744
Integer Holdings Corp. (a)	5,569	414,668
Integra LifeSciences Holdings Corp. (a)	12,983	662,782
IntriCon Corp. (a)	701	9,253
Intuitive Surgical, Inc. (a)	20,424	10,434,213
Invacare Corp.	6,817	51,264
IRadimed Corp. (a)	1,043	22,696
iRhythm Technologies, Inc. (a)(b)	4,747	501,473
Lantheus Holdings, Inc. (a)	6,793	88,649
LeMaitre Vascular, Inc.	2,852	81,253
LivaNova PLC (a)	8,361	444,136
Masimo Corp. (a)	8,679	1,856,525
Medtronic PLC	236,587	23,097,989
Meridian Bioscience, Inc. (a)	7,362	88,344
Merit Medical Systems, Inc. (a)	9,357	381,953
Mesa Laboratories, Inc. (b)	723	172,074
Natus Medical, Inc. (a)	5,530	138,195
Neogen Corp. (a)	9,435	590,537
Nevro Corp. (a)	5,349	629,256
NuVasive, Inc. (a)(b)	8,983	546,885
OraSure Technologies, Inc. (a)	12,852	204,861
Orthofix International NV (a)	3,257	115,461
OrthoPediatrics Corp. (a)(b)	1,543	75,376
Penumbra, Inc. (a)	5,698	1,010,369
Quidel Corp. (a)	6,712	932,968
ResMed, Inc.	25,428	3,949,477
Seaspine Holdings Corp. (a)	3,451	35,545
Senseonics Holdings, Inc. (a)(b)	25,551	14,564
Shockwave Medical, Inc. (a)	1,459	58,535
SI-BONE, Inc. (a)	3,485	56,352
Sientra, Inc. (a)	7,889	18,145
Silk Road Medical, Inc. (b)	1,359	56,915
Staar Surgical Co. (a)	5,432	208,154
STERIS PLC	14,994	2,136,645
Stryker Corp.	56,907	10,609,172
SurModics, Inc. (a)	2,364	90,068
Tactile Systems Technology, Inc. (a)	3,267	168,643
Tandem Diabetes Care, Inc. (a)	9,878	788,067
Teleflex, Inc.	8,168	2,739,547
The Cooper Companies, Inc.	8,782	2,517,799
TransMedics Group, Inc.	1,647	29,794
Vapotherm, Inc. (a)	2,641	53,559
Varex Imaging Corp. (a)	7,248	189,390
Varian Medical Systems, Inc. (a)	16,048	1,835,570
ViewRay, Inc. (a)(b)	16,520	34,362
West Pharmaceutical Services, Inc.	13,011	2,462,462
Wright Medical Group NV (a)	22,527	655,986
Zimmer Biomet Holdings, Inc.	36,344	4,350,377
Zynex, Inc. (a)	3,174	56,053
		187,130,972
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	15,926	382,383
Addus HomeCare Corp. (a)	2,312	187,318
Amedisys, Inc. (a)	5,664	1,043,082
American Renal Associates Holdings, Inc. (a)	2,177	16,284
AmerisourceBergen Corp.	26,694	2,393,384
AMN Healthcare Services, Inc. (a)	8,099	380,491
Anthem, Inc.	44,847	12,589,898
Apollo Medical Holdings, Inc. (a)(b)	3,823	59,409
BioScrip, Inc. (a)	5,991	85,671
BioTelemetry, Inc. (a)	5,633	263,117
Brookdale Senior Living, Inc. (a)	31,156	112,473
Cardinal Health, Inc.	51,877	2,566,874
Centene Corp. (a)	103,229	6,873,013
Chemed Corp.	2,828	1,178,060
Cigna Corp.	66,028	12,926,962
Community Health Systems, Inc. (a)(b)	19,256	58,346
Corvel Corp. (a)	1,638	86,306
Covetrus, Inc. (a)(b)	18,471	219,620
Cross Country Healthcare, Inc. (a)	8,105	50,980
CVS Health Corp.	229,901	14,150,407
DaVita HealthCare Partners, Inc. (a)	15,820	1,249,938
Encompass Health Corp.	17,401	1,152,816
Guardant Health, Inc. (a)	7,183	552,804
Hanger, Inc. (a)(b)	6,435	118,147
HCA Holdings, Inc.	46,650	5,125,902
HealthEquity, Inc. (a)	12,540	705,626
Henry Schein, Inc. (a)	26,210	1,430,018
Humana, Inc.	23,414	8,939,933
Laboratory Corp. of America Holdings (a)	17,392	2,860,114
LHC Group, Inc. (a)	5,129	666,719
Magellan Health Services, Inc. (a)	3,751	227,798
McKesson Corp.	28,593	4,038,761
MEDNAX, Inc. (a)(b)	14,949	217,059
Molina Healthcare, Inc. (a)	11,129	1,824,822
National Healthcare Corp.	2,095	143,235
National Research Corp. Class A	2,077	107,152
Owens & Minor, Inc. (b)	11,448	81,052
Patterson Companies, Inc.	15,036	274,858
Pennant Group, Inc. (a)	4,589	90,816
PetIQ, Inc. Class A (a)(b)	2,806	80,252
Premier, Inc. (a)	11,651	386,347
Providence Service Corp. (a)	2,042	118,456
Quest Diagnostics, Inc.	23,631	2,602,009
R1 RCM, Inc. (a)	16,735	172,705
RadNet, Inc. (a)	7,181	101,396
Select Medical Holdings Corp. (a)	18,236	311,289
Surgery Partners, Inc. (a)	3,255	38,409
Tenet Healthcare Corp. (a)	18,828	379,949
The Ensign Group, Inc.	8,895	332,762
The Joint Corp. (a)(b)	2,072	25,071
Tivity Health, Inc. (a)(b)	6,901	61,902
Triple-S Management Corp. (b)	4,856	82,212
U.S. Physical Therapy, Inc.	2,066	155,983
UnitedHealth Group, Inc.	167,388	48,955,968
Universal Health Services, Inc. Class B	14,268	1,507,985
		140,744,343
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	29,092	189,098
Cerner Corp.	55,547	3,854,406
Change Healthcare, Inc.	38,328	446,138
Computer Programs & Systems, Inc.	2,468	59,306
Evolent Health, Inc. (a)(b)	11,706	84,400
Health Catalyst, Inc. (b)	1,329	35,444
HealthStream, Inc. (a)	3,984	90,935
HMS Holdings Corp. (a)	15,449	443,000
Inovalon Holdings, Inc. Class A (a)	14,752	258,160
Inspire Medical Systems, Inc. (a)	2,615	187,391
Nextgen Healthcare, Inc. (a)	8,024	84,653
Omnicell, Inc. (a)	7,557	550,905
OptimizeRx Corp. (a)	2,370	22,065
Phreesia, Inc.	2,829	71,828
Simulations Plus, Inc. (b)	2,169	82,530
Tabula Rasa HealthCare, Inc. (a)(b)	3,362	212,949
Teladoc Health, Inc. (a)(b)	12,811	2,108,562
Veeva Systems, Inc. Class A (a)	23,157	4,418,356
Vocera Communications, Inc. (a)(b)	5,697	108,015
		13,308,141
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	5,096	55,597
Adaptive Biotechnologies Corp.	3,829	122,566
Agilent Technologies, Inc.	54,814	4,202,041
Avantor, Inc.	38,691	650,396
Bio-Rad Laboratories, Inc. Class A (a)	3,816	1,679,422
Bio-Techne Corp.	6,770	1,523,250
Bruker Corp.	18,213	716,135
Charles River Laboratories International, Inc. (a)	8,753	1,266,297
Codexis, Inc. (a)	8,371	97,187
Fluidigm Corp. (a)	12,595	28,213
Frontage Holdings Corp. (a)(d)	108,000	48,866
Illumina, Inc. (a)	25,968	8,284,571
IQVIA Holdings, Inc. (a)	31,935	4,553,612
Luminex Corp.	7,014	252,855
Medpace Holdings, Inc. (a)	4,729	377,658
Mettler-Toledo International, Inc. (a)	4,317	3,107,981
Nanostring Technologies, Inc. (a)	5,773	183,350
NeoGenomics, Inc. (a)	18,755	512,762
Pacific Biosciences of California, Inc. (a)	23,290	76,973
PerkinElmer, Inc.	19,766	1,789,416
PRA Health Sciences, Inc. (a)	11,114	1,072,501
Quanterix Corp. (a)	2,258	59,160
Syneos Health, Inc. (a)	11,517	642,533
Thermo Fisher Scientific, Inc.	70,779	23,688,316
Waters Corp. (a)	11,419	2,135,353
		57,127,011
Pharmaceuticals - 4.6%
AcelRx Pharmaceuticals, Inc. (a)	5,875	9,459
Aerie Pharmaceuticals, Inc. (a)(b)	6,421	97,856
Akcea Therapeutics, Inc. (a)(b)	2,256	38,487
Allergan PLC	57,979	10,861,786
Amneal Pharmaceuticals, Inc. (a)	20,194	73,304
Amphastar Pharmaceuticals, Inc. (a)	4,802	81,394
ANI Pharmaceuticals, Inc. (a)	1,406	56,254
Arvinas Holding Co. LLC (a)	2,586	135,765
Assertio Therapeutics, Inc. (a)	8,175	7,153
Axsome Therapeutics, Inc. (a)(b)	4,770	453,293
Biodelivery Sciences International, Inc. (a)	13,885	63,316
Bristol-Myers Squibb Co.	414,093	25,180,995
Cara Therapeutics, Inc. (a)(b)	7,893	116,974
Catalent, Inc. (a)	27,580	1,907,157
Chiasma, Inc. (a)(b)	7,202	37,234
Collegium Pharmaceutical, Inc. (a)(b)	5,411	111,899
Corcept Therapeutics, Inc. (a)(b)	17,177	217,461
CorMedix, Inc. (a)(b)	4,827	20,032
CymaBay Therapeutics, Inc. (a)(b)	8,584	15,194
Durect Corp. (a)(b)	33,164	70,639
Elanco Animal Health, Inc. (a)	70,599	1,744,501
Eli Lilly & Co.	149,277	23,084,195
Endo International PLC (a)	33,243	152,918
Evolus, Inc. (a)(b)	4,178	17,380
Horizon Pharma PLC (a)	33,302	1,200,204
Innoviva, Inc. (a)(b)	12,439	176,385
Intersect ENT, Inc. (a)	5,675	65,149
Intra-Cellular Therapies, Inc. (a)	9,202	162,599
Jazz Pharmaceuticals PLC (a)	10,038	1,106,690
Johnson & Johnson	464,938	69,759,298
Kala Pharmaceuticals, Inc. (a)(b)	4,592	45,736
Lannett Co., Inc. (a)(b)	4,324	41,251
Mallinckrodt PLC (a)(b)	13,694	55,598
Merck & Co., Inc.	449,796	35,686,815
Mylan NV (a)	91,414	1,533,013
MyoKardia, Inc. (a)	8,562	537,865
Nektar Therapeutics (a)(b)	31,468	604,186
Ocular Therapeutix, Inc. (a)(b)	8,735	50,314
Odonate Therapeutics, Inc. (a)	2,081	58,580
Omeros Corp. (a)(b)	8,320	138,278
OptiNose, Inc. (a)(b)	4,816	19,457
Pacira Biosciences, Inc. (a)	7,618	314,547
Paratek Pharmaceuticals, Inc. (a)	5,931	24,258
Perrigo Co. PLC	24,177	1,288,634
Pfizer, Inc.	977,820	37,509,175
Phibro Animal Health Corp. Class A	3,400	90,814
Prestige Brands Holdings, Inc. (a)	8,574	348,876
Reata Pharmaceuticals, Inc. (a)	4,558	720,893
Revance Therapeutics, Inc. (a)	9,653	178,677
Supernus Pharmaceuticals, Inc. (a)	8,671	202,901
TherapeuticsMD, Inc. (a)(b)	36,264	57,297
Theravance Biopharma, Inc. (a)(b)	8,324	242,728
Tricida, Inc. (a)	4,618	139,695
WAVE Life Sciences (a)(b)	1,931	16,761
Xeris Pharmaceuticals, Inc. (a)	6,627	17,893
Zoetis, Inc. Class A	84,245	10,893,721
Zogenix, Inc. (a)	9,766	275,694
Zynerba Pharmaceuticals, Inc. (a)(b)	1,835	7,101
		228,125,729

TOTAL HEALTH CARE		774,135,298

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
AAR Corp.	5,309	103,950
Aerojet Rocketdyne Holdings, Inc. (a)	12,690	522,067
AeroVironment, Inc. (a)	3,963	238,810
Astronics Corp. (a)	3,951	35,480
Axon Enterprise, Inc. (a)	10,521	764,982
BWX Technologies, Inc.	17,053	904,832
Cubic Corp. (b)	5,301	202,551
Curtiss-Wright Corp.	7,671	795,099
Ducommun, Inc. (a)	1,759	49,674
General Dynamics Corp.	41,393	5,406,754
Harris Corp.	39,018	7,557,787
HEICO Corp. (b)	7,274	637,202
HEICO Corp. Class A	12,692	918,012
Hexcel Corp.	15,489	535,765
Howmet Aerospace, Inc.	68,882	900,288
Huntington Ingalls Industries, Inc.	7,220	1,381,980
Kratos Defense & Security Solutions, Inc. (a)	15,309	229,941
Lockheed Martin Corp.	43,833	17,053,667
Maxar Technologies, Inc. (b)	10,514	132,582
Mercury Systems, Inc. (a)	9,879	880,812
Moog, Inc. Class A	5,499	272,091
National Presto Industries, Inc.	1,066	86,676
Northrop Grumman Corp.	27,674	9,150,962
Park Aerospace Corp.	4,440	59,096
Parsons Corp.	2,919	109,171
Raytheon Technologies Corp.	259,317	16,806,335
Spirit AeroSystems Holdings, Inc. Class A	18,716	414,747
Teledyne Technologies, Inc. (a)	6,403	2,085,265
Textron, Inc.	40,680	1,072,325
The Boeing Co.	94,512	13,328,082
TransDigm Group, Inc.	8,832	3,206,723
Triumph Group, Inc. (b)	8,204	57,756
Vectrus, Inc. (a)	1,818	94,554
		85,996,018
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	10,916	220,940
Atlas Air Worldwide Holdings, Inc. (a)	4,549	149,435
C.H. Robinson Worldwide, Inc.	23,991	1,700,962
Echo Global Logistics, Inc. (a)	4,131	72,416
Expeditors International of Washington, Inc.	30,163	2,159,822
FedEx Corp.	42,290	5,361,103
Forward Air Corp.	5,062	261,199
Hub Group, Inc. Class A (a)	5,689	273,698
United Parcel Service, Inc. Class B	123,745	11,713,702
XPO Logistics, Inc. (a)	16,377	1,093,001
		23,006,278
Airlines - 0.2%
Alaska Air Group, Inc.	21,476	698,400
Allegiant Travel Co. (b)	2,337	183,408
American Airlines Group, Inc. (b)	69,573	835,572
Delta Air Lines, Inc.	101,428	2,627,999
Hawaiian Holdings, Inc.	8,303	119,563
JetBlue Airways Corp. (a)	52,697	513,269
Mesa Air Group, Inc. (a)(b)	5,648	25,670
SkyWest, Inc.	8,483	262,549
Southwest Airlines Co.	93,074	2,908,563
Spirit Airlines, Inc. (a)	11,187	168,029
United Airlines Holdings, Inc. (a)(b)	44,043	1,302,792
		9,645,814
Building Products - 0.5%
A.O. Smith Corp.	24,446	1,036,021
AAON, Inc.	7,025	334,671
Advanced Drain Systems, Inc.	8,731	353,955
Allegion PLC	16,360	1,644,834
American Woodmark Corp. (a)	2,821	145,028
Apogee Enterprises, Inc.	5,032	102,854
Armstrong World Industries, Inc.	8,762	675,375
Builders FirstSource, Inc. (a)	20,041	367,752
Carrier Global Corp. (a)	142,425	2,522,347
CSW Industrials, Inc.	2,937	194,547
Fortune Brands Home & Security, Inc.	24,191	1,166,006
Gibraltar Industries, Inc. (a)	5,433	251,548
Griffon Corp.	7,261	119,153
Insteel Industries, Inc.	2,617	45,981
Jeld-Wen Holding, Inc. (a)	11,218	142,469
Johnson Controls International PLC	136,300	3,967,693
Lennox International, Inc.	6,257	1,168,057
Masco Corp.	50,074	2,055,037
Masonite International Corp. (a)	4,351	257,057
NCI Building Systems, Inc. (a)	9,335	49,756
Owens Corning	18,752	813,087
Patrick Industries, Inc.	3,732	153,833
PGT, Inc. (a)	9,397	97,165
Quanex Building Products Corp.	6,178	77,040
Resideo Technologies, Inc. (a)	21,990	112,809
Simpson Manufacturing Co. Ltd.	7,332	528,637
Trane Technologies PLC	42,475	3,713,165
Trex Co., Inc. (a)(b)	10,170	968,387
Universal Forest Products, Inc.	10,623	436,818
		23,501,082
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	12,322	424,986
ACCO Brands Corp.	15,306	113,264
ADS Waste Holdings, Inc. (a)	12,463	401,932
Brady Corp. Class A	8,730	380,104
BrightView Holdings, Inc. (a)(b)	5,289	67,805
Casella Waste Systems, Inc. Class A (a)(b)	7,428	344,511
Cimpress PLC (a)	4,108	299,021
Cintas Corp.	14,904	3,306,154
Clean Harbors, Inc. (a)	8,886	474,779
Copart, Inc. (a)	36,129	2,894,294
Covanta Holding Corp.	19,412	151,025
Deluxe Corp.	7,105	200,148
Ennis, Inc. (b)	4,615	85,885
Harsco Corp. (a)	14,215	141,866
Healthcare Services Group, Inc.	13,107	334,097
Herman Miller, Inc.	9,915	223,484
HNI Corp.	6,883	167,532
IAA Spinco, Inc. (a)	24,061	928,755
Interface, Inc.	9,834	90,866
KAR Auction Services, Inc.	21,951	328,826
Kimball International, Inc. Class B	6,528	80,099
Knoll, Inc.	8,183	95,414
Matthews International Corp. Class A	4,987	119,389
McGrath RentCorp.	4,291	234,074
Mobile Mini, Inc.	7,326	209,304
MSA Safety, Inc.	6,426	723,118
Pitney Bowes, Inc.	33,560	118,467
Quad/Graphics, Inc.	4,137	15,390
R.R. Donnelley & Sons Co.	13,839	23,665
Republic Services, Inc.	37,110	2,907,197
Rollins, Inc.	25,052	1,002,080
SP Plus Corp. (a)	4,021	84,803
Steelcase, Inc. Class A	15,609	170,919
Stericycle, Inc. (a)	16,417	801,150
Team, Inc. (a)(b)	4,068	25,100
Tetra Tech, Inc.	9,504	715,461
The Brink's Co.	8,518	435,440
U.S. Ecology, Inc.	4,370	143,249
UniFirst Corp.	2,869	482,422
Viad Corp.	3,488	83,607
Waste Management, Inc.	69,109	6,912,282
		26,741,964
Construction & Engineering - 0.2%
AECOM (a)	27,549	998,927
Aegion Corp. (a)	6,107	98,017
Ameresco, Inc. Class A (a)(b)	3,276	59,165
Arcosa, Inc.	8,761	326,522
Argan, Inc.	2,085	78,271
Comfort Systems U.S.A., Inc.	6,016	200,333
Construction Partners, Inc. Class A (a)	5,652	103,601
Dycom Industries, Inc. (a)	5,184	168,998
EMCOR Group, Inc.	10,549	670,178
Fluor Corp.	24,486	286,486
Granite Construction, Inc.	7,801	128,248
Great Lakes Dredge & Dock Corp. (a)	10,618	93,863
Jacobs Engineering Group, Inc.	24,053	1,990,386
MasTec, Inc. (a)(b)	10,924	392,172
MYR Group, Inc. (a)	2,939	88,170
Northwest Pipe Co. (a)	1,756	42,706
NV5 Holdings, Inc. (a)(b)	1,582	73,959
Primoris Services Corp.	8,003	124,927
Quanta Services, Inc.	24,677	897,256
Sterling Construction Co., Inc. (a)	3,956	39,085
Tutor Perini Corp. (a)(b)	7,210	50,470
Valmont Industries, Inc.	3,799	445,395
Williams Scotsman Corp. (a)	9,218	107,390
		7,464,525
Electrical Equipment - 0.5%
Acuity Brands, Inc.	7,160	619,984
Allied Motion Technologies, Inc.	1,076	31,010
American Superconductor Corp. (a)	3,593	20,660
AMETEK, Inc.	40,290	3,379,122
Atkore International Group, Inc. (a)	7,968	193,941
AZZ, Inc.	4,423	138,838
Bloom Energy Corp. Class A (a)(b)	4,456	34,178
Eaton Corp. PLC	73,174	6,110,029
Emerson Electric Co.	107,839	6,150,058
Encore Wire Corp.	3,612	165,357
EnerSys	7,056	412,000
Generac Holdings, Inc. (a)	10,954	1,067,358
GrafTech International Ltd.	11,105	90,173
Hubbell, Inc. Class B	9,609	1,195,648
nVent Electric PLC	26,835	500,473
Plug Power, Inc. (a)(b)	54,249	227,032
Powell Industries, Inc.	1,561	39,603
Regal Beloit Corp.	7,646	542,942
Rockwell Automation, Inc.	20,337	3,853,455
Sensata Technologies, Inc. PLC (a)	28,818	1,048,399
Sunrun, Inc. (a)	13,925	195,368
Thermon Group Holdings, Inc. (a)	6,291	96,126
TPI Composites, Inc. (a)(b)	5,469	95,872
Vicor Corp. (a)	3,270	173,866
Vivint Solar, Inc. (a)(b)	7,779	49,319
		26,430,811
Industrial Conglomerates - 1.0%
3M Co.	101,604	15,435,680
Carlisle Companies, Inc.	10,098	1,221,454
General Electric Co.	1,544,779	10,504,497
Honeywell International, Inc.	126,270	17,917,713
Raven Industries, Inc.	5,699	126,917
Roper Technologies, Inc.	18,409	6,278,021
		51,484,282
Machinery - 1.7%
AGCO Corp.	11,644	615,269
Alamo Group, Inc. (b)	1,551	152,680
Albany International Corp. Class A	5,458	279,122
Allison Transmission Holdings, Inc.	21,180	769,681
Altra Industrial Motion Corp.	10,853	302,907
Astec Industries, Inc.	3,771	151,255
Barnes Group, Inc.	8,350	320,473
Blue Bird Corp. (a)	3,234	39,681
Briggs & Stratton Corp. (b)	5,122	11,627
Caterpillar, Inc.	97,623	11,361,365
Chart Industries, Inc. (a)	6,066	216,678
CIRCOR International, Inc. (a)	3,438	51,329
Colfax Corp. (a)(b)	14,142	364,722
Columbus McKinnon Corp. (NY Shares)	3,986	107,941
Commercial Vehicle Group, Inc. (a)	3,613	8,743
Crane Co.	8,862	482,536
Cummins, Inc.	27,110	4,432,485
Deere & Co.	55,654	8,073,169
Donaldson Co., Inc.	22,586	989,944
Douglas Dynamics, Inc.	3,650	134,904
Dover Corp.	25,573	2,394,911
Energy Recovery, Inc. (a)(b)	7,056	57,436
Enerpac Tool Group Corp. Class A (b)	9,221	157,310
EnPro Industries, Inc.	3,553	161,129
ESCO Technologies, Inc.	4,842	369,445
Evoqua Water Technologies Corp. (a)	12,157	195,120
Federal Signal Corp.	10,293	277,190
Flowserve Corp.	23,487	661,629
Fortive Corp.	52,077	3,332,928
Franklin Electric Co., Inc.	6,833	347,116
Gardner Denver Holdings, Inc. (a)	60,984	1,773,415
Gates Industrial Corp. PLC (a)(b)	7,395	63,523
Gorman-Rupp Co.	2,693	79,444
Graco, Inc.	29,298	1,308,449
Greenbrier Companies, Inc.	5,671	96,294
Hillenbrand, Inc.	12,579	263,530
Hyster-Yale Materials Handling Class A	1,954	76,284
IDEX Corp.	13,477	2,070,472
Illinois Tool Works, Inc.	51,677	8,397,513
ITT, Inc.	16,015	844,311
John Bean Technologies Corp.	5,914	453,840
Kadant, Inc.	1,835	154,305
Kennametal, Inc.	14,461	370,346
Lincoln Electric Holdings, Inc.	10,996	885,288
Lindsay Corp.	1,833	164,970
LiqTech International, Inc. (a)(b)	3,899	16,493
Lydall, Inc. (a)	2,850	31,920
Manitowoc Co., Inc. (a)	6,864	63,286
Meritor, Inc. (a)	12,524	256,742
Middleby Corp. (a)	9,709	540,112
Miller Industries, Inc.	2,064	62,704
Mueller Industries, Inc.	9,732	252,059
Mueller Water Products, Inc. Class A	27,409	260,111
Navistar International Corp. (a)	12,086	287,284
NN, Inc.	7,286	25,137
Nordson Corp.	9,075	1,460,258
Omega Flex, Inc.	515	46,402
Oshkosh Corp.	11,865	801,243
Otis Worldwide Corp. (a)	71,970	3,663,993
PACCAR, Inc.	61,063	4,227,391
Parker Hannifin Corp.	22,785	3,602,764
Pentair PLC	30,176	1,043,788
Proto Labs, Inc. (a)(b)	4,661	473,511
RBC Bearings, Inc. (a)	4,357	551,945
REV Group, Inc.	5,052	26,877
Rexnord Corp.	21,278	580,251
Snap-On, Inc.	9,546	1,243,748
Spartan Motors, Inc.	4,983	70,210
SPX Corp. (a)	7,848	299,244
SPX Flow, Inc. (a)	7,430	241,995
Standex International Corp.	2,318	115,529
Stanley Black & Decker, Inc.	26,823	2,955,895
Sun Hydraulics Corp.	4,766	169,527
Tennant Co.	3,585	212,124
Terex Corp. (b)	11,019	167,379
Timken Co.	12,762	479,596
Toro Co.	18,938	1,208,434
TriMas Corp. (a)	7,876	187,764
Trinity Industries, Inc. (b)	16,714	322,413
Wabash National Corp.	9,672	79,310
WABCO Holdings, Inc. (a)	9,001	1,209,554
Watts Water Technologies, Inc. Class A (b)	4,797	395,273
Welbilt, Inc. (a)	21,500	105,995
Westinghouse Air Brake Co.	32,055	1,808,543
Woodward, Inc.	10,367	627,826
Xylem, Inc.	31,599	2,271,968
		86,269,307
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	15,728	26,423
Genco Shipping & Trading Ltd.	1,561	9,101
Kirby Corp. (a)	10,745	573,998
Matson, Inc.	7,740	234,058
		843,580
Professional Services - 0.5%
ASGN, Inc. (a)	9,741	452,469
Barrett Business Services, Inc.	1,045	51,121
CBIZ, Inc. (a)	9,092	215,935
CoreLogic, Inc.	14,000	537,880
CoStar Group, Inc. (a)	6,478	4,199,428
CRA International, Inc.	1,293	54,474
Equifax, Inc.	21,580	2,997,462
Exponent, Inc.	9,006	633,392
Forrester Research, Inc. (a)	1,607	50,299
Franklin Covey Co. (a)	1,887	39,155
FTI Consulting, Inc. (a)	6,615	842,486
Heidrick & Struggles International, Inc.	3,500	78,540
Huron Consulting Group, Inc. (a)	4,206	235,704
ICF International, Inc.	3,474	255,478
IHS Markit Ltd.	70,850	4,768,205
Insperity, Inc.	6,336	302,291
Kelly Services, Inc. Class A (non-vtg.)	6,379	98,556
Kforce, Inc.	3,171	94,971
Korn Ferry	9,178	264,602
Manpower, Inc.	10,476	777,738
MISTRAS Group, Inc. (a)	3,419	16,240
Nielsen Holdings PLC	62,051	914,011
Resources Connection, Inc.	5,384	58,578
Robert Half International, Inc.	20,643	975,795
TransUnion Holding Co., Inc.	33,539	2,642,538
TriNet Group, Inc. (a)	7,982	390,879
TrueBlue, Inc. (a)	6,554	101,784
Upwork, Inc. (a)	10,605	88,340
Verisk Analytics, Inc.	28,991	4,430,695
Willdan Group, Inc. (a)(b)	2,028	51,430
		26,620,476
Road & Rail - 1.0%
AMERCO	1,396	391,061
ArcBest Corp.	5,640	114,887
Avis Budget Group, Inc. (a)(b)	9,619	158,521
Covenant Transport Group, Inc. Class A (a)	1,961	17,414
CSX Corp.	137,492	9,106,095
Heartland Express, Inc.	7,976	156,250
Hertz Global Holdings, Inc. (a)(b)	17,076	68,987
J.B. Hunt Transport Services, Inc.	15,142	1,531,159
Kansas City Southern	17,595	2,297,027
Knight-Swift Transportation Holdings, Inc. Class A	21,865	812,941
Landstar System, Inc.	7,219	745,795
Lyft, Inc. (a)	36,221	1,189,135
Marten Transport Ltd.	6,600	147,972
Norfolk Southern Corp.	46,128	7,892,501
Old Dominion Freight Lines, Inc.	16,966	2,464,990
Ryder System, Inc.	9,130	323,202
Saia, Inc. (a)	4,494	415,785
Schneider National, Inc. Class B	5,879	128,809
Union Pacific Corp.	122,619	19,593,290
Universal Logistics Holdings, Inc.	849	11,827
Werner Enterprises, Inc.	8,101	325,012
YRC Worldwide, Inc. (a)(b)	3,002	5,163
		47,897,823
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A (b)	19,262	503,701
Applied Industrial Technologies, Inc.	6,563	343,836
Beacon Roofing Supply, Inc. (a)	11,463	252,186
BlueLinx Corp. (a)(b)	1,245	6,810
BMC Stock Holdings, Inc. (a)	11,931	253,534
CAI International, Inc. (a)	2,882	47,524
DXP Enterprises, Inc. (a)	2,277	33,973
Fastenal Co.	101,103	3,661,951
Foundation Building Materials, Inc. (a)	3,105	36,329
GATX Corp. (b)	5,943	352,420
GMS, Inc. (a)	7,128	131,013
H&E Equipment Services, Inc.	5,441	88,471
HD Supply Holdings, Inc. (a)	31,620	938,482
Herc Holdings, Inc. (a)	4,415	124,635
Kaman Corp.	5,068	196,436
MRC Global, Inc. (a)	14,723	78,915
MSC Industrial Direct Co., Inc. Class A	8,144	485,708
Now, Inc. (a)	17,411	107,426
Rush Enterprises, Inc. Class A	4,870	182,625
SiteOne Landscape Supply, Inc. (a)(b)	7,445	659,850
Textainer Group Holdings Ltd. (a)(b)	8,782	77,106
Titan Machinery, Inc. (a)	2,256	21,206
Triton International Ltd.	10,894	337,496
United Rentals, Inc. (a)	13,410	1,723,185
Univar, Inc. (a)	23,354	339,100
Veritiv Corp. (a)	1,527	14,308
W.W. Grainger, Inc.	7,736	2,131,887
Watsco, Inc.	5,789	931,971
WESCO International, Inc. (a)	7,353	190,222
		14,252,306
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	13,573	374,479

TOTAL INDUSTRIALS		430,528,745

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	6,433	435,450
ADTRAN, Inc.	8,928	91,780
Applied Optoelectronics, Inc. (a)(b)	2,479	26,575
Arista Networks, Inc. (a)(b)	9,555	2,095,412
CalAmp Corp. (a)	4,760	31,987
Calix Networks, Inc. (a)	6,689	76,924
Casa Systems, Inc. (a)	6,632	34,022
Ciena Corp. (a)	27,311	1,263,134
Cisco Systems, Inc.	749,524	31,764,827
CommScope Holding Co., Inc. (a)	34,842	383,610
Comtech Telecommunications Corp.	4,079	75,502
Digi International, Inc. (a)	4,996	56,705
EchoStar Holding Corp. Class A (a)	8,011	252,747
Extreme Networks, Inc. (a)	20,163	68,554
F5 Networks, Inc. (a)	10,886	1,515,984
Harmonic, Inc. (a)	21,010	121,858
Infinera Corp. (a)(b)	27,542	169,796
Inseego Corp. (a)(b)	9,144	109,271
InterDigital, Inc.	5,306	306,528
Juniper Networks, Inc.	59,621	1,287,814
Lumentum Holdings, Inc. (a)	13,735	1,111,299
Motorola Solutions, Inc.	30,188	4,341,336
NETGEAR, Inc. (a)	5,585	133,928
NetScout Systems, Inc. (a)	11,040	292,339
Plantronics, Inc. (b)	5,723	80,809
Sonus Networks, Inc. (a)	11,554	42,114
Ubiquiti, Inc.	2,175	352,415
ViaSat, Inc. (a)	10,065	426,756
Viavi Solutions, Inc. (a)	40,877	493,794
		47,443,270
Electronic Equipment & Components - 0.8%
Akoustis Technologies, Inc. (a)(b)	4,753	43,062
Amphenol Corp. Class A	52,554	4,638,416
Anixter International, Inc. (a)	5,360	497,730
Arlo Technologies, Inc. (a)	12,734	34,891
Arrow Electronics, Inc. (a)	16,050	1,009,866
Avnet, Inc.	18,832	565,337
Badger Meter, Inc.	5,558	328,089
Belden, Inc.	6,667	227,945
Benchmark Electronics, Inc.	7,057	145,798
CDW Corp.	25,290	2,802,132
Cognex Corp.	30,271	1,672,170
Coherent, Inc. (a)	4,468	571,323
Corning, Inc.	136,420	3,002,604
CTS Corp.	5,494	127,241
Dolby Laboratories, Inc. Class A	11,000	660,330
ePlus, Inc. (a)	2,359	166,899
Fabrinet (a)	6,427	403,294
FARO Technologies, Inc. (a)	2,931	160,883
Fitbit, Inc. (a)	38,490	257,498
FLIR Systems, Inc.	23,817	1,033,658
II-VI, Inc. (a)	15,708	540,669
Insight Enterprises, Inc. (a)	6,521	354,025
IPG Photonics Corp. (a)	6,347	820,858
Itron, Inc. (a)	6,439	449,571
Jabil, Inc.	23,772	676,076
KEMET Corp.	9,682	261,511
Keysight Technologies, Inc. (a)	33,275	3,220,022
Knowles Corp. (a)	15,345	238,615
Littelfuse, Inc.	4,476	650,094
Luna Innovations, Inc. (a)	3,990	30,444
Methode Electronics, Inc. Class A	6,133	184,113
MTS Systems Corp.	3,398	72,275
Napco Security Technolgies, Inc. (a)	1,970	39,479
National Instruments Corp.	21,248	816,348
nLIGHT, Inc. (a)	5,623	88,618
Novanta, Inc. (a)	6,328	549,840
OSI Systems, Inc. (a)	2,750	199,045
Par Technology Corp. (a)(b)	2,375	44,911
PC Connection, Inc.	1,895	87,075
Plexus Corp. (a)	4,919	308,372
Rogers Corp. (a)	3,416	379,313
Sanmina Corp. (a)	12,677	351,533
ScanSource, Inc. (a)	4,492	116,433
SYNNEX Corp.	7,037	616,160
TE Connectivity Ltd.	59,117	4,342,735
Tech Data Corp. (a)	6,261	880,547
Trimble, Inc. (a)	44,121	1,527,910
TTM Technologies, Inc. (a)	16,658	193,066
Vishay Intertechnology, Inc.	22,793	378,136
Vishay Precision Group, Inc. (a)	1,588	36,715
Zebra Technologies Corp. Class A (a)	9,516	2,185,445
		38,989,120
IT Services - 5.4%
3PEA International, Inc. (a)(b)	4,632	39,835
Accenture PLC Class A	112,140	20,767,207
Akamai Technologies, Inc. (a)	28,577	2,792,259
Alliance Data Systems Corp.	6,878	344,381
Amdocs Ltd.	24,133	1,555,131
Automatic Data Processing, Inc.	76,503	11,222,225
Black Knight, Inc. (a)	26,525	1,871,869
Booz Allen Hamilton Holding Corp. Class A	24,844	1,824,543
Brightcove, Inc. (a)	6,632	51,730
Broadridge Financial Solutions, Inc.	20,196	2,342,736
CACI International, Inc. Class A (a)	4,564	1,141,639
Cardtronics PLC (a)(b)	6,004	137,492
Cass Information Systems, Inc.	1,980	79,418
Cognizant Technology Solutions Corp. Class A	96,620	5,605,892
Conduent, Inc. (a)	28,691	72,301
CSG Systems International, Inc.	5,924	287,788
DXC Technology Co.	44,421	805,353
Endurance International Group Holdings, Inc. (a)	13,414	34,407
EPAM Systems, Inc. (a)	9,667	2,135,344
Euronet Worldwide, Inc. (a)	9,427	865,022
EVERTEC, Inc.	11,481	290,929
EVO Payments, Inc. Class A (a)	7,198	143,312
ExlService Holdings, Inc. (a)	5,848	360,997
Fastly, Inc. Class A	2,193	47,478
Fidelity National Information Services, Inc.	108,584	14,321,144
Fiserv, Inc. (a)	100,915	10,400,300
FleetCor Technologies, Inc. (a)	15,324	3,696,915
Gartner, Inc. (a)	15,764	1,872,921
Genpact Ltd.	26,908	926,442
Global Payments, Inc.	53,179	8,828,778
GoDaddy, Inc. (a)	31,097	2,159,065
GreenSky, Inc. Class A (a)(b)	7,894	34,260
GTT Communications, Inc. (a)(b)	5,841	66,354
Hackett Group, Inc.	4,807	71,288
i3 Verticals, Inc. Class A (a)(b)	2,508	58,286
IBM Corp.	156,460	19,645,118
International Money Express, Inc. (a)	4,671	37,742
Jack Henry & Associates, Inc.	13,652	2,232,785
KBR, Inc.	25,843	523,579
Leidos Holdings, Inc.	23,485	2,320,553
Limelight Networks, Inc. (a)	21,206	107,514
Liveramp Holdings, Inc. (a)	11,551	437,321
ManTech International Corp. Class A	4,672	348,344
MasterCard, Inc. Class A	156,801	43,115,571
Maximus, Inc.	11,775	792,693
MongoDB, Inc. Class A (a)(b)	6,185	1,002,774
NIC, Inc.	11,681	283,031
Okta, Inc. (a)	19,881	3,007,995
Paychex, Inc.	56,436	3,866,995
PayPal Holdings, Inc. (a)	207,378	25,507,494
Perficient, Inc. (a)	5,632	196,163
Perspecta, Inc.	23,635	509,807
Repay Holdings Corp. (a)(b)	4,917	87,867
Sabre Corp.	47,329	344,082
Science Applications International Corp.	9,364	764,664
Square, Inc. (a)	60,599	3,947,419
Switch, Inc. Class A	10,488	180,079
Sykes Enterprises, Inc. (a)	6,750	193,253
The Western Union Co.	73,561	1,402,808
Ttec Holdings, Inc.	3,001	116,979
Twilio, Inc. Class A (a)	21,957	2,465,771
Unisys Corp. (a)	9,169	115,438
VeriSign, Inc. (a)	18,166	3,805,595
Verra Mobility Corp. (a)	22,248	199,342
Virtusa Corp. (a)	5,078	167,574
Visa, Inc. Class A	302,237	54,015,797
WEX, Inc. (a)	7,845	1,038,050
		270,035,238
Semiconductors & Semiconductor Equipment - 4.3%
ACM Research, Inc. (a)	1,554	62,051
Adesto Technologies Corp. (a)	3,613	42,814
Advanced Energy Industries, Inc. (a)	6,685	371,686
Advanced Micro Devices, Inc. (a)	206,621	10,824,874
Alpha & Omega Semiconductor Ltd. (a)	3,379	40,649
Ambarella, Inc. (a)	5,293	278,306
Amkor Technology, Inc. (a)	17,801	175,874
Analog Devices, Inc.	65,061	7,130,686
Applied Materials, Inc.	163,015	8,098,585
Axcelis Technologies, Inc. (a)	5,321	124,299
Broadcom, Inc.	70,052	19,027,524
Brooks Automation, Inc.	12,621	485,782
Cabot Microelectronics Corp.	5,039	617,479
Ceva, Inc. (a)	4,122	129,225
Cirrus Logic, Inc. (a)	10,350	782,460
Cohu, Inc.	7,375	121,909
Cree, Inc. (a)	19,259	830,641
Diodes, Inc. (a)	7,669	390,275
DSP Group, Inc. (a)	4,142	71,450
Enphase Energy, Inc. (a)	14,141	662,223
Entegris, Inc.	24,138	1,309,004
First Solar, Inc. (a)(b)	13,590	598,096
FormFactor, Inc. (a)	15,300	356,490
Ichor Holdings Ltd. (a)	4,295	106,946
Impinj, Inc. (a)(b)	2,522	56,644
Inphi Corp. (a)	8,065	778,595
Intel Corp.	768,364	46,086,473
KLA-Tencor Corp.	27,813	4,563,835
Kulicke & Soffa Industries, Inc.	10,700	256,479
Lam Research Corp.	25,654	6,548,953
Lattice Semiconductor Corp. (a)	24,361	548,366
MACOM Technology Solutions Holdings, Inc. (a)	7,920	242,827
Marvell Technology Group Ltd.	117,905	3,152,780
Maxim Integrated Products, Inc.	47,968	2,637,281
MaxLinear, Inc. Class A (a)	11,774	194,153
Microchip Technology, Inc.	42,176	3,700,100
Micron Technology, Inc. (a)	195,682	9,371,211
MKS Instruments, Inc.	9,800	982,254
Monolithic Power Systems, Inc.	7,183	1,435,954
NeoPhotonics Corp. (a)	7,202	69,283
NVE Corp.	999	56,713
NVIDIA Corp.	108,111	31,598,683
ON Semiconductor Corp. (a)	73,013	1,171,494
Onto Innovation, Inc. (a)	8,937	290,095
PDF Solutions, Inc. (a)	5,500	87,835
Photronics, Inc. (a)	11,623	138,895
Power Integrations, Inc.	5,114	523,418
Qorvo, Inc. (a)	20,401	1,999,910
Qualcomm, Inc.	201,710	15,868,526
Rambus, Inc. (a)	20,658	258,845
Semtech Corp. (a)	11,520	521,165
Silicon Laboratories, Inc. (a)	7,557	734,692
Skyworks Solutions, Inc.	30,003	3,116,712
SMART Global Holdings, Inc. (a)	2,412	60,999
SolarEdge Technologies, Inc. (a)	8,648	965,030
SunPower Corp. (a)(b)	14,887	109,419
Synaptics, Inc. (a)	5,864	383,447
Teradyne, Inc.	29,669	1,855,499
Texas Instruments, Inc.	165,060	19,158,514
Ultra Clean Holdings, Inc. (a)	6,423	118,119
Universal Display Corp.	7,525	1,129,653
Veeco Instruments, Inc. (a)	8,029	87,757
Xilinx, Inc.	44,492	3,888,601
Xperi Corp.	8,757	133,807
		217,522,344
Software - 8.7%
2U, Inc. (a)(b)	10,787	256,191
8x8, Inc. (a)	18,022	305,653
A10 Networks, Inc. (a)	10,022	68,450
ACI Worldwide, Inc. (a)	20,655	565,947
Adobe, Inc. (a)	85,516	30,241,878
Agilysys, Inc. (a)	3,545	69,447
Alarm.com Holdings, Inc. (a)	6,535	292,311
Altair Engineering, Inc. Class A (a)(b)	6,494	214,237
Alteryx, Inc. Class A (a)(b)	8,717	986,590
Anaplan, Inc. (a)	15,127	618,089
ANSYS, Inc. (a)	15,162	3,969,866
AppFolio, Inc. (a)(b)	2,433	267,289
Appian Corp. Class A (a)(b)	5,792	264,521
Aspen Technology, Inc. (a)	12,108	1,238,043
Asure Software, Inc. (a)	2,917	17,969
Autodesk, Inc. (a)	38,954	7,289,462
Avalara, Inc. (a)	11,671	1,043,037
Avaya Holdings Corp. (a)(b)	17,719	176,127
Benefitfocus, Inc. (a)	4,137	44,804
Blackbaud, Inc.	8,994	497,008
BlackLine, Inc. (a)	7,741	470,188
Bottomline Technologies, Inc. (a)	6,416	267,098
Box, Inc. Class A (a)	25,970	419,156
Cadence Design Systems, Inc. (a)	49,753	4,036,461
CDK Global, Inc.	21,113	829,319
Cerence, Inc. (a)(b)	6,058	128,187
Ceridian HCM Holding, Inc. (a)(b)	18,111	1,068,006
Citrix Systems, Inc.	20,354	2,951,534
Cloudera, Inc. (a)(b)	41,421	342,966
CommVault Systems, Inc. (a)	7,185	306,728
Cornerstone OnDemand, Inc. (a)	8,886	298,214
Coupa Software, Inc. (a)	11,082	1,951,429
Crowdstrike Holdings, Inc.	3,519	238,096
Digimarc Corp. (a)(b)	2,002	33,534
Digital Turbine, Inc. (a)	10,950	64,167
DocuSign, Inc. (a)	22,126	2,317,699
Domo, Inc. Class B (a)	3,510	68,270
Dropbox, Inc. Class A (a)	37,955	797,814
Dynatrace, Inc.	15,404	459,809
Ebix, Inc.	3,830	80,162
Elastic NV (a)	5,960	382,274
Envestnet, Inc. (a)	9,623	601,630
Everbridge, Inc. (a)	5,926	660,038
Fair Isaac Corp. (a)	5,146	1,816,229
FireEye, Inc. (a)	39,780	457,868
Five9, Inc. (a)	10,856	1,006,026
Forescout Technologies, Inc. (a)	7,123	226,226
Fortinet, Inc. (a)	24,944	2,687,467
Globalscape, Inc.	2,380	22,182
Guidewire Software, Inc. (a)	14,505	1,317,634
HubSpot, Inc. (a)	7,263	1,224,760
Intelligent Systems Corp. (a)(b)	987	33,104
Intuit, Inc.	46,021	12,416,926
j2 Global, Inc.	8,258	665,925
LivePerson, Inc. (a)	10,171	243,494
LogMeIn, Inc.	8,606	735,469
Manhattan Associates, Inc. (a)	11,585	821,840
Microsoft Corp.	1,347,657	241,513,567
MicroStrategy, Inc. Class A (a)	1,413	178,504
Mitek Systems, Inc. (a)	7,898	73,688
MobileIron, Inc. (a)	14,961	76,151
Model N, Inc. (a)	4,341	125,281
New Relic, Inc. (a)	9,106	488,901
Nortonlifelock, Inc.	101,641	2,161,904
Nuance Communications, Inc. (a)	50,708	1,024,302
Nutanix, Inc. Class A (a)	26,611	545,259
Onespan, Inc. (a)	6,063	101,858
Oracle Corp.	382,684	20,270,771
Palo Alto Networks, Inc. (a)	17,353	3,410,038
Parametric Technology Corp. (a)	18,530	1,283,203
Pareteum Corp. (a)	7,391	4,684
Paycom Software, Inc. (a)	8,617	2,249,209
Paylocity Holding Corp. (a)	6,213	711,575
Pegasystems, Inc.	7,009	586,093
Pluralsight, Inc. (a)(b)	14,019	230,472
Progress Software Corp.	7,560	309,280
Proofpoint, Inc. (a)	10,093	1,228,621
PROS Holdings, Inc. (a)	6,771	232,855
Q2 Holdings, Inc. (a)	8,221	655,378
QAD, Inc. Class A	2,013	85,190
Qualys, Inc. (a)	5,748	606,069
Rapid7, Inc. (a)	7,694	350,462
RealPage, Inc. (a)(b)	14,218	916,919
RingCentral, Inc. (a)	13,259	3,030,079
SailPoint Technologies Holding, Inc. (a)(b)	14,258	265,056
Salesforce.com, Inc. (a)	156,694	25,376,593
SecureWorks Corp. (a)	830	9,445
ServiceNow, Inc. (a)	33,362	11,728,077
ShotSpotter, Inc. (a)(b)	1,573	54,064
Smartsheet, Inc. (a)	16,045	845,892
Smith Micro Software, Inc. (a)(b)	4,384	20,824
SolarWinds, Inc. (a)(b)	11,127	188,936
Splunk, Inc. (a)	27,204	3,818,353
SPS Commerce, Inc. (a)	6,180	343,052
SS&C Technologies Holdings, Inc.	38,995	2,150,964
SurveyMonkey (a)	15,242	239,299
Synchronoss Technologies, Inc. (a)	6,287	21,690
Synopsys, Inc. (a)	26,555	4,172,322
TeleNav, Inc. (a)	6,845	31,966
Tenable Holdings, Inc. (a)	7,258	189,143
Teradata Corp. (a)	19,135	470,530
The Trade Desk, Inc. (a)(b)	7,022	2,054,497
TiVo Corp.	20,816	146,336
Tyler Technologies, Inc. (a)	6,864	2,201,216
Upland Software, Inc. (a)	3,585	113,394
Varonis Systems, Inc. (a)	5,125	343,631
Verint Systems, Inc. (a)	11,612	496,297
VirnetX Holding Corp. (a)(b)	11,331	63,000
VMware, Inc. Class A (a)(b)	13,836	1,819,711
Workday, Inc. Class A (a)	28,973	4,458,945
Workiva, Inc. (a)	6,460	247,741
Yext, Inc. (a)	15,972	204,442
Zendesk, Inc. (a)	19,574	1,504,849
Zix Corp. (a)	10,337	56,647
Zoom Video Communications, Inc. Class A	5,147	695,720
Zscaler, Inc. (a)(b)	11,691	784,232
Zuora, Inc. (a)	12,196	128,912
		438,570,937
Technology Hardware, Storage & Peripherals - 4.6%
3D Systems Corp. (a)(b)	21,238	180,311
Apple, Inc.	737,852	216,780,918
Avid Technology, Inc. (a)	5,814	40,814
Dell Technologies, Inc. (a)	26,967	1,151,221
Diebold Nixdorf, Inc. (a)(b)	12,171	60,003
Hewlett Packard Enterprise Co.	228,593	2,299,646
HP, Inc.	262,522	4,071,716
Immersion Corp. (a)	8,071	56,174
NCR Corp. (a)	22,236	456,283
NetApp, Inc.	40,302	1,764,019
Pure Storage, Inc. Class A (a)	40,939	589,522
Seagate Technology LLC	40,595	2,027,720
Western Digital Corp.	52,636	2,425,467
Xerox Holdings Corp.	32,073	586,615
		232,490,429

TOTAL INFORMATION TECHNOLOGY		1,245,051,338

MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	3,013	22,387
AdvanSix, Inc. (a)	5,563	67,757
Air Products & Chemicals, Inc.	38,978	8,792,657
Albemarle Corp. U.S. (b)	18,570	1,140,755
American Vanguard Corp.	3,897	48,985
Amyris, Inc. (a)(b)	14,254	38,486
Ashland Global Holdings, Inc.	11,353	700,367
Axalta Coating Systems Ltd. (a)	36,261	715,792
Balchem Corp.	5,579	497,870
Cabot Corp.	9,634	326,496
Celanese Corp. Class A	21,812	1,811,923
CF Industries Holdings, Inc.	39,206	1,078,165
Chase Corp.	1,367	128,853
Corteva, Inc.	131,811	3,452,130
Dow, Inc.	131,232	4,814,902
DuPont de Nemours, Inc.	130,645	6,142,928
Eastman Chemical Co.	23,724	1,435,539
Ecolab, Inc.	44,360	8,583,660
Element Solutions, Inc. (a)	37,517	384,549
Ferro Corp. (a)	13,958	139,161
FMC Corp.	22,758	2,091,460
GCP Applied Technologies, Inc. (a)	9,238	158,155
H.B. Fuller Co.	8,528	313,745
Huntsman Corp.	36,749	617,751
Ingevity Corp. (a)	7,432	385,869
Innospec, Inc.	4,306	312,271
International Flavors & Fragrances, Inc. (b)	18,962	2,484,591
Intrepid Potash, Inc. (a)	11,384	10,964
Koppers Holdings, Inc. (a)	3,554	56,011
Kraton Performance Polymers, Inc. (a)	5,681	88,680
Kronos Worldwide, Inc. (b)	3,880	36,821
Linde PLC	94,845	17,450,532
Livent Corp. (a)(b)	24,700	153,140
LyondellBasell Industries NV Class A	45,482	2,635,682
Minerals Technologies, Inc.	6,191	272,652
NewMarket Corp.	1,311	539,398
Olin Corp.	28,899	385,802
PolyOne Corp.	15,785	367,633
PPG Industries, Inc.	41,773	3,794,242
PQ Group Holdings, Inc. (a)	7,114	83,376
Quaker Chemical Corp.	2,368	360,220
Rayonier Advanced Materials, Inc.	5,666	10,085
RPM International, Inc.	22,933	1,522,981
Sensient Technologies Corp.	7,306	349,154
Sherwin-Williams Co.	14,520	7,788,092
Stepan Co.	3,564	340,006
The Chemours Co. LLC	28,056	329,097
The Mosaic Co.	62,489	719,248
The Scotts Miracle-Gro Co. Class A	7,022	870,939
Tredegar Corp.	4,991	82,252
Trinseo SA	6,845	139,980
Tronox Holdings PLC	17,192	117,249
Valvoline, Inc.	33,996	584,391
Venator Materials PLC (a)	4,706	5,977
W.R. Grace & Co.	10,280	485,524
Westlake Chemical Corp.	5,906	256,616
		86,523,948
Construction Materials - 0.1%
Eagle Materials, Inc.	7,711	470,448
Forterra, Inc. (a)	2,986	24,366
Martin Marietta Materials, Inc.	11,055	2,102,993
Summit Materials, Inc. (a)	20,266	306,219
U.S. Concrete, Inc. (a)	2,911	55,833
Vulcan Materials Co.	23,324	2,634,912
		5,594,771
Containers & Packaging - 0.4%
Amcor PLC	286,076	2,566,102
Aptargroup, Inc.	11,302	1,210,218
Avery Dennison Corp.	14,756	1,628,915
Ball Corp.	57,842	3,793,857
Berry Global Group, Inc. (a)	23,697	942,904
Crown Holdings, Inc. (a)	23,904	1,539,657
Graphic Packaging Holding Co.	51,470	687,125
Greif, Inc. Class A	4,542	153,928
International Paper Co.	70,014	2,397,980
Myers Industries, Inc.	5,430	67,115
O-I Glass, Inc.	26,180	215,723
Packaging Corp. of America	16,702	1,614,248
Sealed Air Corp.	28,243	807,467
Silgan Holdings, Inc.	13,649	470,891
Sonoco Products Co.	18,102	884,102
UFP Technologies, Inc. (a)	1,229	52,847
WestRock Co.	46,111	1,484,313
		20,517,392
Metals & Mining - 0.4%
Alcoa Corp. (a)	32,086	261,501
Allegheny Technologies, Inc. (a)	21,917	164,597
Arconic Rolled Products Corp. (a)	17,220	150,158
Carpenter Technology Corp.	8,327	184,610
Century Aluminum Co. (a)	9,417	40,964
Cleveland-Cliffs, Inc. (b)	66,709	292,185
Coeur d'Alene Mines Corp. (a)	40,608	170,960
Commercial Metals Co.	20,977	334,373
Compass Minerals International, Inc.	5,916	290,831
Contura Energy, Inc. (a)	3,908	14,929
Freeport-McMoRan, Inc.	256,241	2,262,608
Gold Resource Corp.	10,030	41,424
Haynes International, Inc.	1,562	34,520
Hecla Mining Co.	88,256	232,113
Kaiser Aluminum Corp.	2,740	197,910
Materion Corp.	3,670	189,886
McEwen Mining, Inc. (a)(b)	55,461	53,403
Newmont Corp.	144,783	8,611,693
Nucor Corp.	53,598	2,207,702
Reliance Steel & Aluminum Co.	11,714	1,049,340
Royal Gold, Inc.	11,532	1,413,016
Ryerson Holding Corp. (a)	2,174	10,044
Schnitzer Steel Industries, Inc. Class A	5,471	85,129
Steel Dynamics, Inc.	38,365	931,119
SunCoke Energy, Inc.	15,219	47,940
TimkenSteel Corp. (a)(b)	6,610	17,186
United States Steel Corp. (b)	30,048	230,769
Warrior Metropolitan Coal, Inc.	9,156	114,908
Worthington Industries, Inc.	6,348	167,841
		19,803,659
Paper & Forest Products - 0.1%
Boise Cascade Co.	6,314	197,439
Clearwater Paper Corp. (a)	2,837	67,918
Domtar Corp.	10,878	254,110
Louisiana-Pacific Corp.	21,965	439,300
Mercer International, Inc. (SBI)	7,745	78,070
Neenah, Inc.	2,815	137,541
P.H. Glatfelter Co.	7,337	107,120
Resolute Forest Products (a)	15,293	36,856
Schweitzer-Mauduit International, Inc.	5,033	162,163
Verso Corp. (a)(b)	5,838	81,090
		1,561,607

TOTAL MATERIALS		134,001,377

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Acadia Realty Trust (SBI)	15,047	186,432
Agree Realty Corp.	8,562	557,472
Alexander & Baldwin, Inc.	11,693	153,646
Alexanders, Inc.	370	116,646
Alexandria Real Estate Equities, Inc.	21,680	3,405,711
American Assets Trust, Inc.	8,306	235,226
American Campus Communities, Inc.	24,371	860,053
American Finance Trust, Inc.	18,327	141,301
American Homes 4 Rent Class A	44,420	1,072,299
American Tower Corp.	78,269	18,628,022
Americold Realty Trust	34,076	1,042,385
Apartment Investment & Management Co. Class A	26,375	993,546
Apple Hospitality (REIT), Inc.	38,026	368,092
Armada Hoffler Properties, Inc.	9,338	89,738
Ashford Hospitality Trust, Inc.	11,176	9,190
AvalonBay Communities, Inc.	24,608	4,009,874
Bluerock Residential Growth (REIT), Inc.	2,998	17,448
Boston Properties, Inc.	25,298	2,458,460
Braemar Hotels & Resorts, Inc.	4,147	12,980
Brandywine Realty Trust (SBI)	29,588	330,202
Brixmor Property Group, Inc.	53,063	607,571
Camden Property Trust (SBI)	17,396	1,532,066
CareTrust (REIT), Inc.	16,292	268,492
CatchMark Timber Trust, Inc.	7,096	55,775
CBL & Associates Properties, Inc.	17,454	5,044
Chatham Lodging Trust	7,940	59,629
City Office REIT, Inc.	9,520	96,152
Colony Capital, Inc.	88,287	203,943
Columbia Property Trust, Inc.	20,108	287,343
Community Healthcare Trust, Inc.	3,497	130,088
CoreCivic, Inc.	19,669	258,057
CorEnergy Infrastructure Trust, Inc.	2,534	30,763
CorePoint Lodging, Inc.	7,547	32,829
CoreSite Realty Corp.	6,655	806,519
Corporate Office Properties Trust (SBI)	20,844	550,698
Cousins Properties, Inc.	25,780	777,783
Crown Castle International Corp.	73,487	11,716,032
CubeSmart	33,750	850,500
CyrusOne, Inc.	20,035	1,405,455
DiamondRock Hospitality Co.	34,417	214,418
Digital Realty Trust, Inc.	46,492	6,950,089
Douglas Emmett, Inc.	29,812	908,968
Duke Realty Corp.	64,643	2,243,112
Easterly Government Properties, Inc.	13,221	355,777
EastGroup Properties, Inc.	6,867	727,902
Empire State Realty Trust, Inc.	24,120	201,643
EPR Properties	14,354	422,295
Equinix, Inc.	15,069	10,174,589
Equity Commonwealth	21,793	739,872
Equity Lifestyle Properties, Inc.	31,916	1,924,854
Equity Residential (SBI)	61,724	4,015,763
Essential Properties Realty Trust, Inc.	14,844	218,058
Essex Property Trust, Inc.	11,762	2,871,104
Extra Space Storage, Inc.	22,978	2,027,579
Federal Realty Investment Trust (SBI)	12,298	1,024,054
First Industrial Realty Trust, Inc.	22,180	837,739
Four Corners Property Trust, Inc.	11,901	266,463
Franklin Street Properties Corp.	18,515	100,722
Front Yard Residential Corp. Class B	9,293	106,033
Gaming & Leisure Properties	35,573	1,004,582
Getty Realty Corp.	7,746	210,381
Gladstone Commercial Corp.	5,571	88,022
Gladstone Land Corp.	3,695	49,587
Global Medical REIT, Inc.	5,640	58,769
Global Net Lease, Inc.	15,080	217,001
Government Properties Income Trust	8,273	226,680
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,165	312,508
HCP, Inc.	87,512	2,287,564
Healthcare Realty Trust, Inc.	23,669	695,632
Healthcare Trust of America, Inc.	36,178	891,064
Hersha Hospitality Trust	6,731	35,203
Highwoods Properties, Inc. (SBI)	19,629	761,801
Hospitality Properties Trust (SBI)	29,518	204,560
Host Hotels & Resorts, Inc.	127,560	1,570,264
Hudson Pacific Properties, Inc.	28,262	694,680
Independence Realty Trust, Inc.	16,170	162,832
Industrial Logistics Properties Trust	11,391	212,898
Investors Real Estate Trust	2,099	131,460
Invitation Homes, Inc.	95,668	2,262,548
Iron Mountain, Inc.	50,205	1,213,957
iStar Financial, Inc.	14,457	144,859
JBG SMITH Properties	22,186	753,215
Jernigan Capital, Inc.	3,361	44,365
Kilroy Realty Corp.	17,194	1,070,498
Kimco Realty Corp.	78,063	851,667
Kite Realty Group Trust	15,868	162,330
Lamar Advertising Co. Class A	15,466	891,615
Lexington Corporate Properties Trust	42,183	440,812
Life Storage, Inc.	8,195	717,800
LTC Properties, Inc.	7,281	259,204
Mack-Cali Realty Corp.	15,377	248,954
Medical Properties Trust, Inc.	91,884	1,574,892
Mid-America Apartment Communities, Inc.	20,055	2,244,556
Monmouth Real Estate Investment Corp. Class A	16,684	226,736
National Health Investors, Inc.	7,997	440,315
National Retail Properties, Inc.	30,985	1,011,350
National Storage Affiliates Trust	10,144	288,901
New Senior Investment Group, Inc.	14,614	48,372
NexPoint Residential Trust, Inc.	3,610	108,553
Omega Healthcare Investors, Inc.	38,604	1,125,307
Outfront Media, Inc.	26,353	413,479
Paramount Group, Inc.	34,626	334,141
Park Hotels & Resorts, Inc.	40,315	383,396
Pebblebrook Hotel Trust	22,230	263,203
Pennsylvania Real Estate Investment Trust (SBI) (b)	7,451	7,526
Physicians Realty Trust	38,249	589,800
Piedmont Office Realty Trust, Inc. Class A	25,146	436,283
Plymouth Industrial REIT, Inc.	2,686	37,631
Potlatch Corp.	11,747	412,437
Preferred Apartment Communities, Inc. Class A	8,385	62,133
Prologis, Inc.	130,488	11,643,444
PS Business Parks, Inc.	3,625	467,951
Public Storage	26,487	4,912,014
QTS Realty Trust, Inc. Class A	10,569	660,880
Ramco-Gershenson Properties Trust (SBI)	13,150	89,683
Rayonier, Inc.	23,430	563,023
Realty Income Corp.	60,507	3,323,044
Regency Centers Corp.	29,237	1,283,797
Retail Opportunity Investments Corp.	20,202	196,060
Retail Properties America, Inc.	35,525	220,255
Retail Value, Inc.	2,050	29,664
Rexford Industrial Realty, Inc.	19,786	805,686
RLJ Lodging Trust	28,959	269,029
Ryman Hospitality Properties, Inc.	9,257	327,142
Sabra Health Care REIT, Inc.	36,852	472,443
Safety Income and Growth, Inc.	2,138	123,491
Saul Centers, Inc.	2,108	68,763
SBA Communications Corp. Class A	19,919	5,774,916
Senior Housing Properties Trust (SBI)	39,038	121,408
Seritage Growth Properties (b)	5,844	61,830
Simon Property Group, Inc.	54,463	3,636,495
SITE Centers Corp.	25,139	152,342
SL Green Realty Corp.	14,293	758,244
Spirit Realty Capital, Inc.	18,138	557,925
Stag Industrial, Inc.	27,390	718,988
Store Capital Corp.	37,051	743,614
Summit Hotel Properties, Inc.	17,892	108,426
Sun Communities, Inc.	16,538	2,222,707
Sunstone Hotel Investors, Inc.	37,285	342,649
Tanger Factory Outlet Centers, Inc. (b)	16,408	123,388
Taubman Centers, Inc.	10,907	470,092
Terreno Realty Corp.	12,025	659,211
The GEO Group, Inc.	21,131	267,941
The Macerich Co. (b)	18,736	139,958
UDR, Inc.	52,181	1,955,222
UMH Properties, Inc.	7,969	103,517
Uniti Group, Inc.	33,016	233,093
Universal Health Realty Income Trust (SBI)	2,214	236,809
Urban Edge Properties	19,728	226,872
Urstadt Biddle Properties, Inc. Class A	5,258	76,819
Ventas, Inc.	65,886	2,131,412
VEREIT, Inc.	187,421	1,027,067
VICI Properties, Inc.	83,007	1,445,982
Vornado Realty Trust	28,818	1,262,805
Washington Prime Group, Inc. (b)	31,649	27,212
Washington REIT (SBI)	15,293	356,633
Weingarten Realty Investors (SBI)	20,419	371,422
Welltower, Inc.	71,838	3,680,261
Weyerhaeuser Co.	132,303	2,893,467
Whitestone REIT Class B	7,110	48,206
WP Carey, Inc.	30,266	1,990,897
Xenia Hotels & Resorts, Inc.	19,224	186,473
		180,151,491
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,784	14,896
CBRE Group, Inc. (a)	59,148	2,539,224
Consolidated-Tomoka Land Co.	895	37,617
eXp World Holdings, Inc. (a)(b)	4,193	38,492
Forestar Group, Inc. (a)	2,799	36,919
Howard Hughes Corp. (a)	7,463	404,196
Jones Lang LaSalle, Inc.	9,251	976,721
Kennedy-Wilson Holdings, Inc.	22,564	319,281
Marcus & Millichap, Inc. (a)	4,014	116,607
Newmark Group, Inc.	26,847	104,166
RE/MAX Holdings, Inc.	3,070	80,710
Realogy Holdings Corp. (b)	19,381	84,114
Redfin Corp. (a)	13,993	295,672
The RMR Group, Inc.	2,666	79,074
The St. Joe Co. (a)(b)	5,659	103,560
		5,231,249

TOTAL REAL ESTATE		185,382,740

UTILITIES - 3.2%
Electric Utilities - 1.9%
Allete, Inc.	9,580	551,425
Alliant Energy Corp.	42,337	2,055,461
American Electric Power Co., Inc.	87,330	7,257,996
Avangrid, Inc.	9,571	411,553
Duke Energy Corp.	128,819	10,905,817
Edison International	63,210	3,711,059
El Paso Electric Co.	7,149	486,132
Entergy Corp.	35,170	3,359,087
Evergy, Inc.	40,218	2,349,938
Eversource Energy	57,263	4,621,124
Exelon Corp.	172,056	6,379,836
FirstEnergy Corp.	95,642	3,947,145
Hawaiian Electric Industries, Inc.	19,599	773,573
IDACORP, Inc.	8,951	821,523
MGE Energy, Inc.	6,246	403,866
NextEra Energy, Inc.	86,306	19,947,043
NRG Energy, Inc.	44,683	1,498,221
OGE Energy Corp.	34,923	1,100,773
Otter Tail Corp.	7,197	319,403
Pinnacle West Capital Corp.	19,623	1,510,775
PNM Resources, Inc.	14,328	580,141
Portland General Electric Co.	15,698	734,509
PPL Corp.	135,342	3,440,394
Southern Co.	185,320	10,513,204
Xcel Energy, Inc.	92,693	5,891,567
		93,571,565
Gas Utilities - 0.2%
Atmos Energy Corp.	20,961	2,137,393
Chesapeake Utilities Corp.	2,783	244,570
National Fuel Gas Co.	15,585	638,985
New Jersey Resources Corp.	17,202	581,084
Northwest Natural Holding Co.	5,172	336,697
ONE Gas, Inc.	9,252	737,477
South Jersey Industries, Inc.	16,113	460,671
Southwest Gas Holdings, Inc.	9,752	739,202
Spire, Inc.	9,141	666,927
UGI Corp.	37,210	1,122,998
		7,666,004
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	5,485	102,570
Class C	13,475	269,904
Ormat Technologies, Inc.	9,102	568,056
Sunnova Energy International, Inc. (b)	2,435	30,681
Terraform Power, Inc.	13,559	234,842
The AES Corp.	119,169	1,578,989
Vistra Energy Corp.	79,696	1,557,260
		4,342,302
Multi-Utilities - 0.9%
Ameren Corp.	43,581	3,170,518
Avista Corp.	11,822	508,819
Black Hills Corp.	10,870	673,288
CenterPoint Energy, Inc.	89,101	1,517,390
CMS Energy Corp.	50,280	2,870,485
Consolidated Edison, Inc.	58,754	4,629,815
Dominion Energy, Inc.	145,330	11,209,303
DTE Energy Co.	33,987	3,525,811
MDU Resources Group, Inc.	35,565	798,790
NiSource, Inc.	66,235	1,663,161
NorthWestern Energy Corp.	9,474	546,555
Public Service Enterprise Group, Inc.	89,317	4,529,265
Sempra Energy	49,776	6,164,758
Unitil Corp.	2,698	135,736
WEC Energy Group, Inc.	55,730	5,046,352
		46,990,046
Water Utilities - 0.1%
American States Water Co.	6,470	513,524
American Water Works Co., Inc.	31,936	3,886,292
Aqua America, Inc.	37,924	1,584,844
Cadiz, Inc. (a)(b)	4,637	49,477
California Water Service Group	8,659	388,962
Middlesex Water Co.	3,212	193,684
SJW Corp.	4,678	278,481
York Water Co.	2,373	95,679
		6,990,943

TOTAL UTILITIES		159,560,860

TOTAL COMMON STOCKS
(Cost $5,042,717,482)		4,998,239,082

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.16% (e)	13,536,841	13,540,902
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	70,201,663	70,208,683
TOTAL MONEY MARKET FUNDS
(Cost $83,748,244)		83,749,585
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $5,126,465,726)		5,081,988,667
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(64,813,324)
NET ASSETS - 100%		$5,017,175,343

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	25	June 2020	$1,633,375	$331,395	$331,395
CME E-mini S&P 500 Index Contracts (United States)	123	June 2020	17,849,760	2,958,644	2,958,644
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	June 2020	984,780	185,150	185,150
TOTAL FUTURES CONTRACTS					$3,475,189

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,437 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$116,310
Fidelity Securities Lending Cash Central Fund	252,958
Total	$369,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$498,252,724	$498,227,439	$--	$25,285
Consumer Discretionary	537,876,137	537,663,566	212,571	--
Consumer Staples	334,382,350	334,382,350	--	--
Energy	141,627,078	141,627,078	--	--
Financials	557,440,435	557,440,435	--	--
Health Care	774,135,298	774,086,432	48,866	--
Industrials	430,528,745	430,528,745	--	--
Information Technology	1,245,051,338	1,245,051,338	--	--
Materials	134,001,377	134,001,377	--	--
Real Estate	185,382,740	185,382,740	--	--
Utilities	159,560,860	159,560,860	--	--
Money Market Funds	83,749,585	83,749,585	--	--
Total Investments in Securities:	$5,081,988,667	$5,081,701,945	$261,437	$25,285
Derivative Instruments:
Assets
Futures Contracts	$3,475,189	$3,475,189	$--	$--
Total Assets	$3,475,189	$3,475,189	$--	$--
Total Derivative Instruments:	$3,475,189	$3,475,189	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,475,189	$0
Total Equity Risk	3,475,189	0
Total Value of Derivatives	$3,475,189	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity ZERO℠ Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $66,260,412) — See accompanying schedule: Unaffiliated issuers (cost $5,042,717,482)	$4,998,239,082
Fidelity Central Funds (cost $83,748,244)	83,749,585
Total Investment in Securities (cost $5,126,465,726)		$5,081,988,667
Segregated cash with brokers for derivative instruments		2,268,310
Cash		631
Foreign currency held at value (cost $1,056)		1,060
Receivable for investments sold		4,869
Receivable for fund shares sold		9,998,850
Dividends receivable		3,863,479
Distributions receivable from Fidelity Central Funds		43,757
Total assets		5,098,169,623
Liabilities
Payable for investments purchased	$285,867
Payable for fund shares redeemed	10,131,018
Payable for daily variation margin on futures contracts	370,124
Other payables and accrued expenses	21
Collateral on securities loaned	70,207,250
Total liabilities		80,994,280
Net Assets		$5,017,175,343
Net Assets consist of:
Paid in capital		$5,044,051,716
Total accumulated earnings (loss)		(26,876,373)
Net Assets		$5,017,175,343
Net Asset Value, offering price and redemption price per share ($5,017,175,343 ÷ 494,841,556 shares)		$10.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$46,502,659
Interest		5,814
Income from Fidelity Central Funds (including $252,958 from security lending)		369,268
Total income		46,877,741
Expenses
Independent trustees' fees and expenses	$13,644
Total expenses before reductions	13,644
Expense reductions	(1,822)
Total expenses after reductions		11,822
Net investment income (loss)		46,865,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,533,059)
Fidelity Central Funds	3,233
Foreign currency transactions	(321)
Futures contracts	(3,020,679)
Total net realized gain (loss)		(9,550,826)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(314,124,377)
Fidelity Central Funds	1,341
Assets and liabilities in foreign currencies	(419)
Futures contracts	3,280,851
Total change in net unrealized appreciation (depreciation)		(310,842,604)
Net gain (loss)		(320,393,430)
Net increase (decrease) in net assets resulting from operations		$(273,527,511)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,865,919	$55,841,692
Net realized gain (loss)	(9,550,826)	3,567,991
Change in net unrealized appreciation (depreciation)	(310,842,604)	349,476,437
Net increase (decrease) in net assets resulting from operations	(273,527,511)	408,886,120
Distributions to shareholders	(70,205,838)	(11,754,371)
Share transactions
Proceeds from sales of shares	2,036,280,706	3,063,950,976
Reinvestment of distributions	67,273,777	11,304,792
Cost of shares redeemed	(911,530,036)	(667,649,189)
Net increase (decrease) in net assets resulting from share transactions	1,192,024,447	2,407,606,579
Total increase (decrease) in net assets	848,291,098	2,804,738,328
Net Assets
Beginning of period	4,168,884,245	1,364,145,917
End of period	$5,017,175,343	$4,168,884,245
Other Information
Shares
Sold	193,795,427	309,746,447
Issued in reinvestment of distributions	6,055,249	1,248,123
Redeemed	(91,767,614)	(66,886,285)
Net increase (decrease)	108,083,062	244,108,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity ZERO Total Market Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.19	.04
Net realized and unrealized gain (loss)	(.57)	1.10	(.48)
Total from investment operations	(.47)	1.29	(.44)
Distributions from net investment income	(.16)	(.06)	–
Distributions from net realized gain	(.01)	(.01)	–
Total distributions	(.17)	(.07)	–
Net asset value, end of period	$10.14	$10.78	$9.56
Total ReturnC,D	(4.49)%	13.57%	(4.40)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	1.96%H	1.91%	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,017,175	$4,168,884	$1,364,146
Portfolio turnover rateI	6%H	3%	- %J,K

 A For the period August 2, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust. Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund were formally funds of Fidelity Salem Street Trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the]] Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, certain deemed distributions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to was sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$623,241,798	$32,997,832	$(137,794,065)	$(104,796,233)
Fidelity ZERO International Index Fund	1,498,172,934	92,100,455	(259,288,441)	(167,187,986)
Fidelity ZERO Large Cap Index Fund	1,841,280,091	172,471,589	(180,006,500)	(7,534,911)
Fidelity ZERO Total Market Index Fund	5,140,390,472	566,886,211	(621,812,827)	(54,926,616)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity ZERO International Index Fund	(2,268,329)	(1,299,071)	(3,567,400)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	210,100,508	86,679,429
Fidelity ZERO International Index Fund	347,053,123	89,921,798
Fidelity ZERO Large Cap Index Fund	817,286,230	72,911,595
Fidelity ZERO Total Market Index Fund	1,323,838,969	152,406,189

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are less than $1. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$15,079	$6,527	$312,336
Fidelity ZERO International Index Fund	$217	$2	$–
Fidelity ZERO Large Cap Index Fund	$2,387	$1,185	$–
Fidelity ZERO Total Market Index Fund	$24,142	$8,014	$343,572

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Extended Market Index Fund	$463
Fidelity ZERO International Index Fund	1,892
Fidelity ZERO Large Cap Index Fund	718
Fidelity ZERO Total Market Index Fund	1,822

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Fidelity ZERO Extended Market Index Fund	- %-C
Actual		$1,000.00	$838.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Fidelity ZERO International Index Fund	- %-C
Actual		$1,000.00	$863.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Fidelity ZERO Large Cap Index Fund	- %-C
Actual		$1,000.00	$973.90	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Fidelity ZERO Total Market Index Fund	- %-C
Actual		$1,000.00	$955.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C Amount less than .005%.

 D Amount less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO Extended Market Index
Fidelity ZERO International Index
Fidelity ZERO Large Cap Index
Fidelity ZERO Total Market Index

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve amended and restated management contracts and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under each Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with limited exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended and Restated Contracts should be approved and each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EML-SANN-0620
1.9891447.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 18, 2020